As Filed with the U.S. Securities and Exchange Commission on April 29, 2008


                                                           File No. 333-84797
                                                           File No. 811-09525
--------------------------------------------------------------------------------
                     U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

                   REGISTRATION STATEMENT UNDER THE SECURITIES
                                 ACT OF 1933 (X)

                       PRE-EFFECTIVE AMENDMENT NO.___ ( )


                       POST-EFFECTIVE AMENDMENT NO. 16 (X)

                                       and

                   REGISTRATION STATEMENT UNDER THE INVESTMENT
                             COMPANY ACT OF 1940 (X)


                              AMENDMENT NO. 17 (X)

                               RYDEX DYNAMIC FUNDS

               (Exact Name of Registrant as Specified in Charter)
                         9601 Blackwell Road, Suite 500
                            Rockville, Maryland 20850
               (Address of Principal Executive Offices, Zip Code)

        Registrant's Telephone Number, including Area Code (301) 296-5100

                               Carl G. Verboncoeur
                         9601 Blackwell Road, Suite 500
                            Rockville, Maryland 20850
               (Name and Address of Agent for Service of Process)

                                   Copies to:
                                 W. John McGuire
                           Morgan, Lewis & Bockius LLP
                           1111 Pennsylvania Ave, N.W.
                             Washington, D.C. 20004

 It is proposed that this filing will become effective (check appropriate box):

      [X]   immediately upon filing pursuant to paragraph (b) of rule 485

      [ ]   on (date) pursuant to paragraph (b)(1)(v) of rule 485

      [ ]   60 days after filing pursuant to paragraph (a)(1) of rule 485

      [ ]   on (date) pursuant to paragraph (a)(1) of rule 485

      [ ]   75 days after filing pursuant to paragraph (a)(2) of rule 485

      [ ]   on (date) pursuant to paragraph (a)(2) of rule 485

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                                                             RYDEX DYNAMIC FUNDS
                                           H-CLASS SHARES PROSPECTUS MAY 1, 2008

                                                        S&P 500 2X STRATEGY FUND
                                                INVERSE S&P 500 2X STRATEGY FUND
                                                  NASDAQ-100(R) 2X STRATEGY FUND
                                                (FORMERLY, OTC 2X STRATEGY FUND)
                                          INVERSE NASDAQ-100(R) 2X STRATEGY FUND
                                        (FORMERLY, INVERSE OTC 2X STRATEGY FUND)
                                                            DOW 2X STRATEGY FUND
                                                    INVERSE DOW 2X STRATEGY FUND
                                                RUSSELL 2000(R) 2X STRATEGY FUND
                                        INVERSE RUSSELL 2000(R) 2X STRATEGY FUND

                                                         [LOGO] RYDEXINVESTMENTS
                                                 ESSENTIAL FOR MODERN MARKETS(R)

The U.S. Securities and Exchange Commission has not approved or disapproved the Trust's shares or passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

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ii


TABLE OF CONTENTS
--------------------------------------------------------------------------------


RYDEX DYNAMIC FUNDS ......................................................     1
   S&P 500 2X STRATEGY FUND ..............................................     2
   INVERSE S&P 500 2X STRATEGY FUND ......................................     4
   NASDAQ-100(R) 2X STRATEGY FUND ........................................     6
   INVERSE NASDAQ-100(R) 2X STRATEGY FUND ................................     8
   DOW 2X STRATEGY FUND ..................................................    10
   INVERSE DOW 2X STRATEGY FUND ..........................................    12
   RUSSELL 2000(R) 2X STRATEGY FUND ......................................    14
   INVERSE RUSSELL 2000(R) 2X STRATEGY FUND ..............................    16
PRINCIPAL RISKS OF INVESTING IN THE FUNDS ................................    18
DESCRIPTIONS OF PRINCIPAL RISKS ..........................................    20
FUND PERFORMANCE .........................................................    27
FUND FEES AND EXPENSES ...................................................    36
MORE INFORMATION ABOUT THE FUNDS .........................................    39
BENCHMARKS AND INVESTMENT METHODOLOGY ....................................    39
SHAREHOLDER INFORMATION ..................................................    45
TRANSACTION INFORMATION ..................................................    46
BUYING FUND SHARES .......................................................    48
SELLING FUND SHARES ......................................................    53
EXCHANGING FUND SHARES ...................................................    55
RYDEX ACCOUNT POLICIES ...................................................    56
DISTRIBUTION AND SHAREHOLDER SERVICES ....................................    60
DIVIDENDS AND DISTRIBUTIONS ..............................................    61
TAX INFORMATION ..........................................................    61
MANAGEMENT OF THE FUNDS ..................................................    63
FINANCIAL HIGHLIGHTS .....................................................    68
INDEX PUBLISHERS INFORMATION .............................................    72
ADDITIONAL INFORMATION ...................................................    75


                     ---------------------------------------
                      PLEASE SEE THE RYDEX PRIVACY POLICIES
                             INSIDE THE BACK COVER.
                     ---------------------------------------

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                                                                    PROSPECTUS 1


                               RYDEX DYNAMIC FUNDS
                                 H-CLASS SHARES

            9601 BLACKWELL ROAD, SUITE 500, ROCKVILLE, MARYLAND 20850
             800.820.0888 o 301.296.5100 o WWW.RYDEXINVESTMENTS.COM


Rydex Dynamic Funds (the "Trust") is a mutual fund complex offering a number of professionally managed investment portfolios (funds). This Prospectus describes the H-Class Shares of the S&P 500 2x Strategy Fund, Inverse S&P 500 2x Strategy Fund, NASDAQ-100(R) 2x Strategy Fund, Inverse NASDAQ-100(R) 2x Strategy Fund, Dow 2X Strategy Fund, Inverse Dow 2x Strategy Fund, Russell 2000(R) 2x Strategy Fund and the Inverse Russell 2000(R) 2x Strategy Fund (the "Funds"). The Funds are advised by PADCO Advisors, Inc., which operates under the name Rydex Investments (the "Advisor").


H-Class Shares of the Funds are sold principally to clients of professional money managers ("financial intermediaries") and to investors who take part in certain asset allocation investment programs. Investors may exchange shares of the Funds through their financial intermediary or directly through the Rydex web site - www.rydexinvestments.com - or over the phone.

RISKS OF INVESTING IN THE FUNDS

The value of the Funds may fluctuate. In addition, Fund shares:

      o     MAY DECLINE IN VALUE, AND YOU MAY LOSE MONEY

      o     ARE NOT FEDERALLY INSURED

      o     ARE NOT GUARANTEED BY ANY GOVERNMENT AGENCY

      o     ARE NOT BANK DEPOSITS

      o     ARE NOT GUARANTEED TO ACHIEVE THEIR OBJECTIVES

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2


S&P 500 2X STRATEGY FUND
--------------------------------------------------------------------------------
H-CLASS (RYTNX)

FUND OBJECTIVE

The S&P 500 2x Strategy Fund seeks to provide investment results that match the performance of a specific benchmark on a daily basis. The Fund's current benchmark is 200% of the performance of the S&P 500 Index (the "underlying index"). The investment objective of the Fund is non-fundamental and may be changed without shareholder approval.

If the Fund meets its objective, the value of the Fund's shares will tend to increase on a daily basis by 200% of any increase in the value of the underlying index. When the value of the underlying index declines, the value of the Fund's shares should also decrease on a daily basis by 200% of any decrease in the value of the underlying index (E.G., if the value of the underlying index goes down by 5%, the value of the Fund's shares should go down by 10% on that day). For more information about the effects of leverage, please see "Understanding Compounding and the Effect of Leverage."

PRINCIPAL INVESTMENT STRATEGY


The S&P 500 2x Strategy Fund employs as its investment strategy a program of investing in leveraged derivative instruments, which primarily consist of equity index swaps, futures contracts, and options on securities, futures contracts, and stock indices. Equity index swaps and futures and options contracts enable the Fund to pursue its objective without investing directly in the securities included in the underlying index, or in the same proportion that those securities are represented in the underlying index. Under normal circumstances, the S&P 500 2x Strategy Fund will invest at least 80% of its net assets in financial instruments with economic characteristics that should perform similarly to the securities of companies included in the underlying index. This is a non-fundamental policy that can be changed by the Fund upon 60 days' prior notice to shareholders. On a day-to-day basis, the Fund holds U.S. Government securities or cash equivalents to collateralize its derivative positions. The Fund also may purchase common stock of companies that are generally within the capitalization range of the S&P 500 Index.

The S&P 500 Index is a capitalization-weighted index composed of 500 common stocks, which are chosen by the Standard & Poor's Corporation ("S&P") on a statistical basis, and which generally represent large-capitalization companies with a capitalization range of $708 million to $511.9 billion as of December 31, 2007. To the extent the Fund's underlying index is concentrated in a particular industry the Fund will necessarily be concentrated in that industry. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.


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                                                                    PROSPECTUS 3


INVESTOR PROFILE

The S&P 500 2x Strategy Fund is appropriate for investors who expect the S&P 500 Index to go up and want highly accelerated investment gains when that index does so. These investors must also be willing to bear the risk of equally accelerated losses if the S&P 500 Index goes down.

PRINCIPAL RISKS


The S&P 500 2x Strategy Fund is subject to a number of risks that may affect the value of its shares, including:

      o     Active Trading Risk

      o     Counterparty Credit Risk

      o     Derivatives Risk

      o     Early Closing Risk

      o     Large-Capitalization Securities Risk

      o     Leveraging Risk

      o     Market Risk

      o     Non-Diversification Risk

      o     Tracking Error Risk

      o     Trading Halt Risk

Please see "Descriptions of Principal Risks" on page 20 for a discussion of each of the principal risks that apply to the Fund.


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4


INVERSE S&P 500 2X STRATEGY FUND
--------------------------------------------------------------------------------
H-CLASS (RYTPX)

FUND OBJECTIVE

The Inverse S&P 500 2x Strategy Fund seeks to provide investment results that match the performance of a specific benchmark on a daily basis. The Fund's current benchmark is 200% of the inverse (opposite) of the performance of the S&P 500 Index (the "underlying index"). The investment objective of the Fund is non-fundamental and may be changed without shareholder approval.

If the Fund meets its objective, the value of the Fund's shares will tend to increase on a daily basis by 200% of any decrease in the value of the underlying index (E.G., if the value of the underlying index goes down by 5%, the value of the Fund's shares should go up by 10% on that day). When the value of the underlying index increases, the value of the Fund's shares should decrease on a daily basis by 200% of any increase in the value of the underlying index (E.G., if the value of the underlying index goes up by 5%, the value of the Fund's shares should go down by 10% on that day). For more information about the effects of leverage, please see "Understanding Compounding and the Effect of Leverage."

PRINCIPAL INVESTMENT STRATEGY


The Inverse S&P 500 2x Strategy Fund employs as its investment strategy a program of engaging in short sales of securities generally included in the underlying index and investing in leveraged derivative instruments, which primarily consist of equity index swaps, futures contracts, and options on securities, futures contracts, and stock indices. Equity index swaps, short sales, and futures and options contracts enable the Fund to pursue its objective without selling short each of the securities included in the underlying index. Under normal circumstances, the Inverse S&P 500 2x Strategy Fund will invest at least 80% of its net assets in financial instruments with economic characteristics that should perform opposite to the securities of companies included in the underlying index. This is a non-fundamental policy that can be changed by the Fund upon 60 days' prior notice to shareholders. On a day-to-day basis, the Fund holds U.S. Government securities or cash equivalents to collateralize its short sales and derivative positions.

The S&P 500 Index is a capitalization-weighted index composed of 500 common stocks, which are chosen by S&P on a statistical basis, and which generally represent large-capitalization companies with a capitalization range of $708 million to $511.9 billion as of December 31, 2007. To the extent the Fund's underlying index is concentrated in a particular industry the Fund will necessarily be concentrated in that industry. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

                                [GRAPHIC OMITTED]

                                                                    PROSPECTUS 5


INVESTOR PROFILE

The Inverse S&P 500 2x Strategy Fund is appropriate for investors who expect the S&P 500 Index to go down and want highly accelerated investment gains when that index does so. These investors must also be willing to bear the risk of equally accelerated losses if the S&P 500 Index goes up.

PRINCIPAL RISKS


The Inverse S&P 500 2x Strategy Fund is subject to a number of risks that may affect the value of its shares, including:

      o     Active Trading Risk

      o     Counterparty Credit Risk

      o     Derivatives Risk

      o     Early Closing Risk

      o     Large-Capitalization Securities Risk

      o     Leveraging Risk

      o     Market Risk

      o     Non-Diversification Risk

      o     Short Sales Risk

      o     Tracking Error Risk

      o     Trading Halt Risk


Please see "Descriptions of Principal Risks" on page 20 for a discussion of each of the principal risks that apply to the Fund.

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6


NASDAQ-100(R) 2X STRATEGY FUND
(FORMERLY, OTC 2X STRATEGY FUND)
--------------------------------------------------------------------------------
H-CLASS (RYVYX)

FUND OBJECTIVE


The NASDAQ-100(R) 2x Strategy Fund seeks to provide investment results that match the performance of a specific benchmark on a daily basis. The Fund's current benchmark is 200% of the performance of the NASDAQ-100 Index(R) (the "underlying index"). The investment objective of the Fund is non-fundamental and may be changed without shareholder approval.


If the Fund meets its objective, the value of the Fund's shares will tend to increase on a daily basis by 200% of any increase in the value of the underlying index. When the value of the underlying index declines, the value of the Fund's shares should also decrease on a daily basis by 200% of any decrease in the value of the underlying index (E.G., if the value of the underlying index goes down by 5%, the value of the Fund's shares should go down by 10% on that day). For more information about the effects of leverage, please see "Understanding Compounding and the Effect of Leverage."

PRINCIPAL INVESTMENT STRATEGY


The NASDAQ-100(R) 2x Strategy Fund employs as its investment strategy a program of investing in leveraged derivative instruments, which primarily consist of equity index swaps, futures contracts, and options on securities, futures contracts, and stock indices. Equity index swaps and futures and options contracts enable the Fund to pursue its objective without investing directly in the securities included in the underlying index, or in the same proportion that those securities are represented in the underlying index. The Fund also may invest in ADRs to gain exposure to the underlying index. Under normal circumstances, the NASDAQ-100(R) 2x Strategy Fund will invest at least 80% of its net assets in financial instruments with economic characteristics that should perform similarly to the securities of companies included in the underlying index. This is a non-fundamental policy that can be changed by the Fund upon 60 days' prior notice to shareholders. On a day-to-day basis, the Fund holds U.S. Government securities or cash equivalents to collateralize its derivative positions. The Fund also may purchase common stock of companies that are generally within the capitalization range of the NASDAQ-100 Index(R).

The NASDAQ-100 Index(R) is a modified capitalization-weighted index composed of 100 of the largest non-financial companies listed on The Nasdaq Stock Market with a capitalization range of $2.9 billion to $333.1 billion as of December 31, 2007. To the extent the Fund's underlying index is concentrated in a particular industry the Fund will necessarily be concentrated in that industry. Currently, the NASDAQ-100 Index(R) is concentrated in technology companies. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

                                [GRAPHIC OMITTED]

                                                                    PROSPECTUS 7


INVESTOR PROFILE

The NASDAQ-100(R) 2x Strategy Fund is appropriate for investors who expect the NASDAQ-100 Index(R) to go up and want highly accelerated investment gains when that index does so. These investors must also be willing to bear the risk of equally accelerated losses if the NASDAQ-100 Index(R) goes down.


PRINCIPAL RISKS

The NASDAQ-100(R) 2x Strategy Fund is subject to a number of risks that may affect the value of its shares, including:

      o     Active Trading Risk

      o     Counterparty Credit Risk

      o     Depositary Receipt Risk

      o     Derivatives Risk

      o     Early Closing Risk

      o     Industry Concentration Risk

      o     Large-Capitalization Securities Risk

      o     Leveraging Risk

      o     Market Risk

      o     Non-Diversification Risk

      o     Technology Sector Concentration Risk

      o     Tracking Error Risk

      o     Trading Halt Risk

Please see "Descriptions of Principal Risks" on page 20 for a discussion of each of the principal risks that apply to the Fund.

                                [GRAPHIC OMITTED]

8


INVERSE NASDAQ-100(R) 2X STRATEGY FUND
(FORMERLY, INVERSE OTC 2X STRATEGY FUND)
--------------------------------------------------------------------------------
H-CLASS (RYVNX)

FUND OBJECTIVE


The Inverse NASDAQ-100(R) 2x Strategy Fund seeks to provide investment results that match the performance of a specific benchmark on a daily basis. The Fund's current benchmark is 200% of the inverse (opposite) of the performance of the NASDAQ-100 Index(R) (the "underlying index"). The investment objective of the Fund is non-fundamental and may be changed without shareholder approval.


If the Fund meets its objective, the value of the Fund's shares will tend to increase on a daily basis by 200% of any decrease in the value of the underlying index (E.G., if the value of the underlying index goes down by 5%, the value of the Fund's shares should go up by 10% on that day). When the value of the underlying index increases, the value of the Fund's shares should decrease on a daily basis by 200% of any increase in the value of the underlying index (E.G., if the value of the underlying index goes up by 5%, the value of the Fund's shares should go down by 10% on that day). For more information about the effects of leverage, please see "Understanding Compounding and the Effect of Leverage."

PRINCIPAL INVESTMENT STRATEGY


The Inverse NASDAQ-100(R) 2x Strategy Fund employs as its investment strategy a program of engaging in short sales of securities generally included in the underlying index and investing in leveraged derivative instruments, which primarily consist of equity index swaps, futures contracts, and options on securities, futures contracts, and stock indices. Equity index swaps, short sales, and futures and options contracts enable the Fund to pursue its objective without selling short each of the securities included in the underlying index. The Fund also may invest in ADRs to gain exposure to the underlying index. Under normal circumstances, the Inverse NASDAQ-100(R) 2x Strategy Fund will invest at least 80% of its net assets in financial instruments with economic characteristics that should perform opposite to the securities of companies included in the underlying index. This is a non-fundamental policy that can be changed by the Fund upon 60 days' prior notice to shareholders. On a day-to-day basis, the Fund holds U.S. Government securities or cash equivalents to collateralize its short sales and derivative positions.

The NASDAQ-100 Index(R) is a modified capitalization-weighted index composed of 100 of the largest non-financial companies listed on The Nasdaq Stock Market with a capitalization range of $2.9 billion to $333.1 billion as of December 31, 2007. To the extent the Fund's underlying index is concentrated in a particular industry the Fund will necessarily be concentrated in that industry. Currently, the NASDAQ-100 Index(R) is concentrated in technology companies. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

                                [GRAPHIC OMITTED]

                                                                    PROSPECTUS 9


INVESTOR PROFILE

The Inverse NASDAQ-100(R) 2x Strategy Fund is appropriate for investors who expect the NASDAQ-100 Index(R) to go down and want highly accelerated investment gains when that index does so. These investors must also be willing to bear the risk of equally accelerated losses if the NASDAQ-100 Index(R) goes up.


PRINCIPAL RISKS

The Inverse NASDAQ-100(R) 2x Strategy Fund is subject to a number of risks that may affect the value of its shares, including:

      o     Active Trading Risk

      o     Counterparty Credit Risk

      o     Depositary Receipt Risk

      o     Derivatives Risk

      o     Early Closing Risk

      o     Industry Concentration Risk

      o     Large-Capitalization Securities Risk

      o     Leveraging Risk

      o     Market Risk

      o     Non-Diversification Risk

      o     Short Sales Risk

      o     Technology Sector Concentration Risk

      o     Tracking Error Risk

      o     Trading Halt Risk

Please see "Descriptions of Principal Risks" on page 20 for a discussion of each of the principal risks that apply to the Fund.

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                                [GRAPHIC OMITTED]

10


DOW 2X STRATEGY FUND
--------------------------------------------------------------------------------
H-CLASS (RYCVX)

FUND OBJECTIVE

The Dow 2x Strategy Fund seeks to provide investment results that match the performance of a specific benchmark on a daily basis. The Fund's current benchmark is 200% of the performance of the Dow Jones Industrial Average(SM) (the "underlying index"). The investment objective of the Fund is non-fundamental and may be changed without shareholder approval.

If the Fund meets its objective, the value of the Fund's shares will tend to increase on a daily basis by 200% of any increase in the value of the underlying index (E.G., if the value of the underlying index goes up by 5%, the value of the Fund's shares should go up by 10% on that day). When the value of the underlying index declines, the value of the Fund's shares should also decrease on a daily basis by 200% of any decrease in the value of the underlying index (E.G., if the value of the underlying index goes down by 5%, the value of the Fund's shares should go down by 10% on that day). For more information about the effects of leverage, please see "Understanding Compounding and the Effect of Leverage."

PRINCIPAL INVESTMENT STRATEGY


The Dow 2x Strategy Fund employs as its investment strategy a program of investing in leveraged derivative instruments, which primarily consist of equity index swaps, futures contracts, and options on securities, futures contracts, and stock indices. Equity index swaps, and futures and options contracts enable the Fund to pursue its objective without investing directly in the securities included in the underlying index, or in the same proportion that those securities are represented in the underlying index. Under normal circumstances, the Dow 2x Strategy Fund will invest at least 80% of its net assets in financial instruments with economic characteristics that should perform similarly to the securities of companies included in the underlying index. This is a non-fundamental policy that can be changed by the Fund upon 60 days' prior notice to shareholders. On a day-to-day basis, the Fund holds U.S. Government securities or cash equivalents to collateralize its derivative positions. The Fund also may purchase common stock of companies that are generally within the capitalization range of the Dow Jones Industrial Average(SM).

The Dow Jones Industrial Average(SM) is a price-weighted index of 30
"blue-chip" U.S. stocks, which generally represent large-capitalization companies with a capitalization range of $14.1 billion to $511.9 billion as of December 31, 2007. The index is published by Dow Jones and the component stocks are selected by editors of the Wall Street Journal. The components tend to be market leaders in their respective industries and their stocks are typically widely held by individuals and institutional investors. To the extent the Fund's underlying index is

                                [GRAPHIC OMITTED]

                                                                   PROSPECTUS 11


concentrated in a particular industry the Fund will necessarily be concentrated in that industry. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.


INVESTOR PROFILE

The Dow 2x Strategy Fund is appropriate for investors who expect the Dow Jones Industrial Average(SM) to go up and want highly accelerated investment gains when that index does so. These investors must also be willing to bear the risk of equally accelerated losses if the Dow Jones Industrial Average(SM) goes down.

PRINCIPAL RISKS


The Dow 2x Strategy Fund is subject to a number of risks that may affect the value of its shares, including:

      o     Active Trading Risk

      o     Counterparty Credit Risk

      o     Derivatives Risk

      o     Early Closing Risk

      o     Large-Capitalization Securities Risk

      o     Leveraging Risk

      o     Market Risk

      o     Non-Diversification Risk

      o     Tracking Error Risk

      o     Trading Halt Risk


Please see "Descriptions of Principal Risks" on page 20 for a discussion of each of the principal risks that apply to the Fund.

                                [GRAPHIC OMITTED]

12


INVERSE DOW 2X STRATEGY FUND
--------------------------------------------------------------------------------
H-CLASS (RYCWX)

FUND OBJECTIVE

The Inverse Dow 2x Strategy Fund seeks to provide investment results that match the performance of a specific benchmark on a daily basis. The Fund's current benchmark is 200% of the inverse (opposite) of the performance of the Dow Jones Industrial Average(SM) (the "underlying index"). The investment objective of the Fund is non-fundamental and may be changed without shareholder approval.

If the Fund meets its objective, the value of the Fund's shares will tend to increase on a daily basis by 200% of any decrease in the value of the underlying index (E.G., if the value of the underlying index goes down by 5%, the value of the Fund's shares should go up by 10% on that day). When the value of the underlying index increases, the value of the Fund's shares should decrease on a daily basis by 200% of any increase in the value of the underlying index (E.G., if the value of the underlying index goes up by 5%, the value of the Fund's shares should go down by 10% on that day). For more information about the effects of leverage, please see "Understanding Compounding and the Effect of Leverage."

PRINCIPAL INVESTMENT STRATEGY


The Inverse Dow 2x Strategy Fund employs as its investment strategy a program of engaging in short sales of securities generally included in the underlying index and investing in leveraged derivative instruments, which primarily consist of equity index swaps, futures contracts, and options on securities, futures contracts, and stock indices. Equity index swaps, short sales, and futures and options contracts enable the Fund to pursue its objective without selling short each of the securities included in the underlying index. Under normal circumstances, the Inverse Dow 2x Strategy Fund will invest at least 80% of its net assets, plus any borrowings for investment purposes, in financial instruments with economic characteristics that should perform opposite to the securities of companies included in the underlying index. This is a non-fundamental policy that can be changed by the Fund upon 60 days' prior notice to shareholders. On a day-to-day basis, the Fund holds U.S. Government securities or cash equivalents to collateralize its short sales and derivative positions.

The Dow Jones Industrial Average(SM) is a price-weighted index of 30
"blue-chip" U.S. stocks, which generally represent large-capitalization companies with a capitalization range of $14.1 billion to $511.9 billion as of December 31, 2007. The index is published by Dow Jones and the component stocks are selected by editors of the Wall Street Journal. The components tend to be market leaders in their respective industries and their stocks are typically widely held by individuals and institutional investors. To the extent the Fund's underlying index is concentrated in a particular industry the Fund will necessarily be

                                [GRAPHIC OMITTED]

                                                                   PROSPECTUS 13


concentrated in that industry. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.


INVESTOR PROFILE

The Inverse Dow 2x Strategy Fund is appropriate for investors who expect the Dow Jones Industrial Average(SM) to go down and want highly accelerated investment gains when that index does so. These investors must also be willing to bear the risk of equally accelerated losses if the Dow Jones Industrial Average(SM) goes up.

PRINCIPAL RISKS

The Inverse Dow 2x Strategy Fund is subject to a number of risks that may affect the value of its shares, including:


      o     Active Trading Risk

      o     Counterparty Credit Risk

      o     Derivatives Risk

      o     Early Closing Risk

      o     Large-Capitalization Securities Risk

      o     Leveraging Risk

      o     Market Risk

      o     Non-Diversification Risk

      o     Short Sales Risk

      o     Tracking Error Risk

      o     Trading Halt Risk


Please see "Descriptions of Principal Risks" on page 20 for a discussion of each of the principal risks that apply to the Fund.

                                [GRAPHIC OMITTED]

14


RUSSELL 2000(R) 2X STRATEGY FUND
--------------------------------------------------------------------------------
H-CLASS (RYRSX)

FUND OBJECTIVE

The Russell 2000(R) 2x Strategy Fund seeks to provide investment results that match the performance of a specific benchmark on a daily basis. The Fund's current benchmark is 200% of the performance of the Russell 2000(R) Index (the "underlying index"). The investment objective of the Fund is non-fundamental and may be changed without shareholder approval.

If the Fund meets its objective, the value of the Fund's shares will tend to increase on a daily basis by 200% of any increase in the value of the underlying index. When the value of the underlying index declines, the value of the Fund's shares should also decrease on a daily basis by 200% of any decrease in the value of the underlying index (E.G., if the value of the underlying index goes down by 5%, the value of the Fund's shares should go down by 10% on that day). For more information about the effects of leverage, please see "Understanding Compounding and the Effect of Leverage."

PRINCIPAL INVESTMENT STRATEGY


The Russell 2000(R) 2x Strategy Fund employs as its investment strategy a program of investing in leveraged derivative instruments, which primarily consist of equity index swaps, futures contracts, and options on securities, futures contracts, and stock indices. Equity index swaps and futures and options contracts enable the Fund to pursue its objective without investing directly in the securities included in the underlying index, or in the same proportion that those securities are represented in the underlying index. The Fund may also invest in ADRs to gain exposure to the underlying index. Under normal circumstances, the Russell 2000(R) 2x Strategy Fund will invest at least 80% of its net assets in financial instruments with economic characteristics that should perform similarly to the securities of companies included in the underlying index. This is a non-fundamental policy that can be changed by the Fund upon 60 days' prior notice to shareholders. On a day-to-day basis, the Fund holds U.S. Government securities or cash equivalents to collateralize its derivative positions. The Fund also may purchase common stock of companies that are generally within the capitalization range of the Russell 2000(R) Index.

The Russell 2000(R) Index is composed of the 2,000 smallest companies in the Russell 3000(R) Index, representing approximately 11% of the Russell 3000(R) total market capitalization and consisting of a capitalization range of $27 million to $8.6 billion as of December 31, 2007. The Russell 3000(R) Index is composed of the 3,000 largest U.S. companies ranked by total market capitalization, representing approximately 98% of the U.S. investable equity market. To the extent the Fund's underlying index is concentrated in a particular industry the Fund will necessarily be concentrated in that industry. The Fund is

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                                [GRAPHIC OMITTED]

                                                                   PROSPECTUS 15


non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.


INVESTOR PROFILE

The Russell 2000(R) 2x Strategy Fund is appropriate for investors who expect the Russell 2000(R) Index to go up and want highly accelerated investment gains when that index does so. These investors must also be willing to bear the risk of equally accelerated losses if the Russell 2000(R) Index goes down.

PRINCIPAL RISKS

The Russell 2000(R) 2x Strategy Fund is subject to a number of risks that may affect the value of its shares, including:

      o     Active Trading Risk

      o     Counterparty Credit Risk

      o     Depositary Receipt Risk

      o     Derivatives Risk

      o     Early Closing Risk

      o     Leveraging Risk

      o     Market Risk

      o     Non-Diversification Risk

      o     Small-Capitalization Securities Risk

      o     Tracking Error Risk

      o     Trading Halt Risk

Please see "Descriptions of Principal Risks" on page 20 for a discussion of each of the principal risks that apply to the Fund.

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16


INVERSE RUSSELL 2000(R) 2X STRATEGY FUND
--------------------------------------------------------------------------------
H-CLASS (RYIRX)

FUND OBJECTIVE

The Inverse Russell 2000(R) 2x Strategy Fund seeks to provide investment results that match the performance of a specific benchmark on a daily basis. The Fund's current benchmark is 200% of the inverse (opposite) of the performance of the Russell 2000(R) Index (the "underlying index"). The investment objective of the Fund is non-fundamental and may be changed without shareholder approval.

If the Fund meets its objective, the value of the Fund's shares will tend to increase on a daily basis by 200% of any decrease in the value of the underlying index (E.G., if the value of the underlying index goes down by 5%, the value of the Fund's shares should go up by 10% on that day). When the value of the underlying index increases, the value of the Fund's shares should decrease on a daily basis by 200% of any increase in the value of the underlying index (E.G., if the value of the underlying index goes up by 5%, the value of the Fund's shares should go down by 10% on that day). For more information about the effects of leverage, please see "Understanding Compounding and the Effect of Leverage."

PRINCIPAL INVESTMENT STRATEGY


The Inverse Russell 2000(R) 2x Strategy Fund employs as its investment strategy a program of engaging in short sales of securities generally included in the underlying index and investing in leveraged derivative instruments, which primarily consist of equity index swaps, futures contracts, and options on securities, futures contracts, and stock indices. Equity index swaps, short sales, and futures and options contracts enable the Fund to pursue its objective without selling short each of the securities included in the underlying index. The Fund may also invest in ADRs to gain inverse exposure to the underlying index. Under normal circumstances, the Inverse Russell 2000(R) 2x Strategy Fund will invest at least 80% of its net assets in financial instruments with economic characteristics that should perform opposite to the securities of companies included in the underlying index. This is a non-fundamental policy that can be changed by the Fund upon 60 days' prior notice to shareholders. On a day-to-day basis, the Fund holds U.S. Government securities or cash equivalents to collateralize its short sales and derivative positions.

The Russell 2000(R) Index is composed of the 2,000 smallest companies in the Russell 3000(R) Index, representing approximately 11% of the Russell 3000(R) total market capitalization and consisting of a capitalization range of $27 million to $8.6 billion as of December 31, 2007. The Russell 3000(R) Index is composed of the 3,000 largest U.S. companies ranked by total market capitalization, representing approximately 98% of the U.S. investable equity market.


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                                [GRAPHIC OMITTED]

                                                                   PROSPECTUS 17


To the extent the Fund's underlying index is concentrated in a particular industry the Fund will necessarily be concentrated in that industry. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

INVESTOR PROFILE

The Inverse Russell 2000(R) 2x Strategy Fund is appropriate for investors who expect the Russell 2000(R) Index to go down and want highly accelerated investment gains when that index does so. These investors must also be willing to bear the risk of equally accelerated losses if the Russell 2000(R) Index goes up.

PRINCIPAL RISKS

The Inverse Russell 2000(R) 2x Strategy Fund is subject to a number of risks that may affect the value of its shares, including:

      o     Active Trading Risk

      o     Counterparty Credit Risk

      o     Depositary Receipt Risk

      o     Derivatives Risk

      o     Early Closing Risk

      o     Leveraging Risk

      o     Market Risk

      o     Non-Diversification Risk

      o     Short Sales Risk

      o     Small-Capitalization Securities Risk

      o     Tracking Error Risk

      o     Trading Halt Risk

Please see "Descriptions of Principal Risks" on page 20 for a discussion of each of the principal risks that apply to the Fund.

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                                [GRAPHIC OMITTED]

18


PRINCIPAL RISKS OF INVESTING IN THE FUNDS
--------------------------------------------------------------------------------

As indicated below, the Funds are subject to a number of risks that may affect the value of the Funds' shares. Please see "Descriptions of Principal Risks" immediately following the table for more detailed information about the principal risks of the Funds.


----------------------------------------------------------------------------------------------------------------------
                                                                           INVERSE S&P                     INVERSE
                                                              S&P 500 2X      500 2X     NASDAQ-100(R)   NASDAQ-100(R)
                                                               STRATEGY      STRATEGY     2X STRATEGY     2X STRATEGY
                                                                  FUND         FUND          FUND             FUND
----------------------------------------------------------------------------------------------------------------------
Active Trading Risk                                                X            X              X               X
----------------------------------------------------------------------------------------------------------------------
Counterparty Credit Risk                                           X            X              X               X
----------------------------------------------------------------------------------------------------------------------
Depositary Receipt Risk                                                                        X               X
----------------------------------------------------------------------------------------------------------------------
Derivatives Risk                                                   X            X              X               X
----------------------------------------------------------------------------------------------------------------------
Early Closing Risk                                                 X            X              X               X
----------------------------------------------------------------------------------------------------------------------
Industry Concentration Risk                                                                    X               X
----------------------------------------------------------------------------------------------------------------------
Large-Capitalization Securities Risk                               X            X              X               X
----------------------------------------------------------------------------------------------------------------------
Leveraging Risk                                                    X            X              X               X
----------------------------------------------------------------------------------------------------------------------
Market Risk                                                        X            X              X               X
----------------------------------------------------------------------------------------------------------------------
Non-Diversification Risk                                           X            X              X               X
----------------------------------------------------------------------------------------------------------------------
Short Sales Risk                                                                X                              X
----------------------------------------------------------------------------------------------------------------------
Small-Capitalization Securities Risk
----------------------------------------------------------------------------------------------------------------------
Technology Sector Concentration Risk                                                           X               X
----------------------------------------------------------------------------------------------------------------------
Tracking Error Risk                                                X            X              X               X
----------------------------------------------------------------------------------------------------------------------
Trading Halt Risk                                                  X            X              X               X
----------------------------------------------------------------------------------------------------------------------

                                [GRAPHIC OMITTED]

                                                                   PROSPECTUS 19


------------------------------------------------------------------------------------------------------------------------
                                                                                                             INVERSE
                                                               DOW 2X    INVERSE DOW   RUSSELL 2000(R)   RUSSELL 2000(R)
                                                              STRATEGY   2X STRATEGY     2X STRATEGY      2X STRATEGY
                                                               FUND          FUND            FUND             FUND
------------------------------------------------------------------------------------------------------------------------
Active Trading Risk                                               X           X               X                 X
------------------------------------------------------------------------------------------------------------------------
Counterparty Credit Risk                                          X           X               X                 X
------------------------------------------------------------------------------------------------------------------------
Depositary Receipt Risk                                                                       X                 X
------------------------------------------------------------------------------------------------------------------------
Derivatives Risk                                                  X           X               X                 X
------------------------------------------------------------------------------------------------------------------------
Early Closing Risk                                                X           X               X                 X
------------------------------------------------------------------------------------------------------------------------
Industry Concentration Risk
------------------------------------------------------------------------------------------------------------------------
Large-Capitalization Securities Risk                              X           X
------------------------------------------------------------------------------------------------------------------------
Leveraging Risk                                                   X           X               X                 X
------------------------------------------------------------------------------------------------------------------------
Market Risk                                                       X           X               X                 X
------------------------------------------------------------------------------------------------------------------------
Non-Diversification Risk                                          X           X               X                 X
------------------------------------------------------------------------------------------------------------------------
Short Sales Risk                                                              X                                 X
------------------------------------------------------------------------------------------------------------------------
Small-Capitalization Securities Risk                                                          X                 X
------------------------------------------------------------------------------------------------------------------------
Technology Sector Concentration Risk
------------------------------------------------------------------------------------------------------------------------
Tracking Error Risk                                               X           X               X                 X
------------------------------------------------------------------------------------------------------------------------
Trading Halt Risk                                                 X           X               X                 X
------------------------------------------------------------------------------------------------------------------------

                                [GRAPHIC OMITTED]

20


DESCRIPTIONS OF PRINCIPAL RISKS
--------------------------------------------------------------------------------

ACTIVE TRADING RISK - A significant portion of the Fund's assets may come from investors who take part in certain strategic and tactical asset allocation programs. These programs often recommend frequent trading of Fund shares to take advantage of anticipated changes in market conditions. Therefore, the Advisor anticipates that investors who take part in these programs may frequently redeem or exchange shares of the Fund, which may cause the Fund to experience high portfolio turnover. High portfolio turnover may result in the Fund paying higher levels of transaction costs. In addition, large movements of assets into and out of the Fund may negatively impact the Fund's ability to achieve its investment objective. In certain circumstances, the Fund's expense ratio may vary from current estimates or the historical ratio disclosed in this Prospectus.


COUNTERPARTY CREDIT RISK - The Fund may invest in financial instruments involving counterparties for the purpose of attempting to gain exposure to a particular group of securities or asset class without actually purchasing those securities or investments, or to hedge a position. Such financial instruments include, but are not limited to, total return, index, and interest rate swap agreements. The Fund will use short-term counterparty agreements to exchange the returns (or differentials in rates of return) earned or realized in particular predetermined investments or instruments. The Fund will not enter into any agreement involving a counterparty unless the Advisor believes that the other party to the transaction is creditworthy. The use of swap agreements and structured notes involves risks that are different from those associated with ordinary portfolio securities transactions. For example, the Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. If a counterparty defaults on its payment obligations to the Fund, this default will cause the value of your investment in the Fund to decrease. In addition, the Fund may enter into swap agreements with a limited number of counterparties, which may increase the Fund's exposure to counterparty credit risk. Swap agreements also may be considered to be illiquid.

DEPOSITARY RECEIPT RISK - The Fund may hold the securities of non-U.S. companies in the form of American Depositary Receipts ("ADRs"). ADRs are negotiable certificates issued by a U.S. financial institution that represent a specified number of shares in a foreign stock and trade on a U.S. national securities exchange, such as the NYSE. The Fund will primarily invest in sponsored ADRs, which are issued with the support of the issuer of the foreign stock underlying the ADRs and which carry all the rights of common shares, including voting rights. The underlying securities of the ADRs in the Fund's portfolio are usually denominated or quoted in currencies other than the U.S. Dollar. As

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                                [GRAPHIC OMITTED]

                                                                   PROSPECTUS 21


a result, changes in foreign currency exchange rates may affect the value of the Fund's portfolio. Generally, when the U.S. Dollar rises in value against a foreign currency, a security denominated in that currency loses value because the currency is worth fewer U.S. Dollars. In addition, because the underlying securities of ADRs trade on foreign exchanges at times when the U.S. markets are not open for trading, the value of the securities underlying the ADRs may change materially at times when the U.S. markets are not open for trading, regardless of whether there is an active U.S. market for shares of the Fund. Investments in the underlying foreign securities may involve risks not typically associated with investing in U.S. companies. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices in some foreign markets can be extremely volatile due to increased risks of adverse issuer, political, regulatory, market, or economic developments. Many foreign countries lack accounting and disclosure standards comparable to those that apply to U.S. companies, and it may be more difficult to obtain reliable information regarding a foreign issuer's financial condition and operations. In addition, transaction costs and costs associated with custody services are generally higher for foreign securities than they are for U.S. securities.


DERIVATIVES RISK - The Fund may invest a percentage of its assets in derivatives, such as futures and options contracts, to pursue its investment objective. The use of such derivatives may expose the Fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives. The Fund may use futures contracts and related options for bona fide hedging purposes to offset changes in the value of securities held or expected to be acquired. They may also be used to gain exposure to a particular market or instrument, to create a synthetic money market position, and for certain other tax-related purposes. The Fund will only enter into futures contracts traded on a national futures exchange or board of trade. Futures and options contracts are described in more detail below:

      FUTURES CONTRACTS - Futures contracts and options on futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security at a specified future time and at a specified price. An option on a futures contract gives the purchaser the right, in exchange for a premium, to assume a position in a futures contract at a specified exercise price during the term of the option. Index futures are futures contracts for various indices that are traded on registered securities exchanges.

      OPTIONS - The buyer of an option acquires the right to buy (a call option) or sell (a put option) a certain quantity of a security (the underlying security) or instrument at a certain price up to a specified point in time. The seller or writer of an option is obligated to sell (a call option) or buy (a put option)

                                [GRAPHIC OMITTED]

22


      the underlying security. When writing (selling) call options on securities, the Fund may cover its positions by owning the underlying security on which the option is written or by owning a call option on the underlying security. Alternatively, the Fund may cover its positions by maintaining, in a segregated account, cash or liquid securities equal in value to the exercise price of the call options written by the Fund.

      The risks associated with the Fund's use of futures and options contracts include:

            o The Fund experiencing losses that exceed losses experienced by funds that do not use futures contracts and options.

            o There may be an imperfect correlation between the changes in market value of the securities held by the Fund and the prices of futures and options on futures.

            o Although the Fund will only purchase exchange-traded futures, due to market conditions there may not always be a liquid secondary market for a futures contract. As a result, the Fund may be unable to close out its futures contracts at a time which is advantageous.

            o Trading restrictions or limitations may be imposed by an exchange, and government regulations may restrict trading in futures contracts and options.

            o Because option premiums paid or received by the Fund are small in relation to the market value of the investments underlying the options, buying and selling put and call options can be more speculative than investing directly in securities.


EARLY CLOSING RISK - The normal close of trading of securities listed on NASDAQ and the NYSE is 4:00 p.m., Eastern Time. Unanticipated early closings of securities exchanges and other financial markets may result in the Fund's inability to buy or sell securities or other financial instruments on that day. If an exchange or market closes early on a day when the Fund needs to execute a high volume of trades late in a trading day, the Fund might incur substantial trading losses.

INDUSTRY CONCENTRATION RISK - None of the Funds will invest 25% or more of the value of a Fund's total assets in the securities of one or more issuers conducting their principal business activities in the same industry or group of industries; except that, to the extent the index underlying the Fund's benchmark is concentrated in a particular industry, the Fund will necessarily be concentrated in that industry. Currently, the index underlying the NASDAQ-100(R) 2x Strategy Fund's and Inverse NASDAQ-100(R) 2x Strategy Fund's benchmark--the NASDAQ-100 Index(R)--is concentrated in technology companies. The risk

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                                [GRAPHIC OMITTED]

                                                                   PROSPECTUS 23


of concentrating Fund investments in a limited number of issuers conducting business in the same industry or group of industries is that the Fund will be more susceptible to the risks associated with that industry or group of industries than a fund that does not concentrate its investments. The Fund's investments in technology companies are subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of technology companies may fluctuate widely due to competitive pressures, increased sensitivity to short product cycles and aggressive pricing, problems relating to bringing their products to market, very high price/earnings ratios, and high personnel turnover due to severe labor shortages for skilled technology professionals.


LARGE-CAPITALIZATION SECURITIES RISK - The S&P 500 2x Strategy Fund, NASDAQ-100(R) 2x Strategy Fund, and the Dow 2x Strategy Fund are subject to the risk that large-capitalization stocks may underperform other segments of the equity market or the equity market as a whole. Conversely, the Inverse S&P 500 2x Strategy Fund, Inverse NASDAQ-100(R) 2x Strategy Fund and the Inverse Dow 2x Strategy Fund are subject to the risk that large-capitalization stocks may outperform other segments of the equity market or the equity market as a whole.


LEVERAGING RISK - The Fund achieves leveraged exposure to its underlying index through the use of derivative instruments. The more the Fund invests in derivative instruments that give rise to leverage, the more this leverage will magnify any losses on those investments. Leverage will cause the value of the Fund's shares to be more volatile than if the Fund did not use leverage. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of the Fund's portfolio securities or other investments. The Fund will engage in transactions and purchase instruments that give rise to forms of leverage. Such transactions and instruments may include, among others, the use of reverse repurchase agreements and other borrowings, the investment of collateral from loans of portfolio securities, the use of when issued, delayed-delivery or forward commitment transactions or short sales. The use of leverage may also cause the Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations or to meet segregation requirements. Certain types of leveraging transactions, such as short sales that are not "against the box," could theoretically be subject to unlimited losses in cases where the Fund, for any reason, is unable to close out the transaction. In addition, to the extent the Fund borrows money, interest costs on such borrowed money may not be recovered by any appreciation of the securities purchased with the borrowed funds and could exceed the Fund's investment income, resulting in greater losses. The value of the Fund's shares will tend to increase or decrease more than the value of any increase or decrease in its

                                [GRAPHIC OMITTED]

24


underlying index due to the fact that the Fund's investment strategies involve consistently applied leverage. Leverage will also have the effect of magnifying tracking error risk.

MARKET RISK - The Fund may invest in public and privately issued securities, which may include common and preferred stocks, bonds, warrants, and rights, as well as derivatives and financial instruments that attempt to track the price movement of securities indices. Investments in securities and other financial instruments, in general, are subject to market risks that may cause their prices to fluctuate over time. The Fund's investments may decline in value due to factors affecting securities markets generally, or particular countries, segments, economic sectors, industries or companies within those markets. The value of a security may decline due to general economic and market conditions which are not specifically related to a particular issuer, such as real or perceived adverse economic conditions or changes in interest or currency rates. The value of securities convertible into equity securities, such as warrants or convertible debt, is also affected by prevailing interest rates, the credit quality of the issuer and any call provision. Fluctuations in the value of securities and financial instruments in which the Fund invests will cause the net asset value of the Fund to fluctuate. Historically, the markets have moved in cycles, and the value of the Fund's securities and other financial instruments may fluctuate drastically from day to day.

NON-DIVERSIFICATION RISK - To the extent that the Fund invests a significant percentage of its assets in a limited number of issuers, the Fund is subject to the risks of investing in those few issuers, and may be more susceptible to a single adverse economic or regulatory occurrence. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.


SHORT SALES RISK - Short sales are transactions in which the Fund sells a security it does not own. To complete the transaction, the Fund must borrow the security to make delivery to the buyer. The Fund is then obligated to replace the security borrowed by purchasing the security at the market price at the time of replacement. The price at such time may be higher or lower than the price at which the security was sold by the Fund. If the underlying security goes down in price between the time the Fund sells the security and buys it back, the Fund will realize a gain on the transaction. Conversely, if the underlying security goes up in price during the period, the Fund will realize a loss on the transaction. Any such loss is increased by the amount of premium or interest the Fund must pay to the lender of the security. Likewise, any gain will be decreased by the amount of premium or interest the Fund must pay to the lender of the security. The Fund is also required to segregate other assets on its books to cover its obligation

                                [GRAPHIC OMITTED]

                                                                   PROSPECTUS 25


to return the security to the lender which means that those other assets may not be available to meet the Fund's needs for immediate cash or other liquidity. The Fund's investment performance may also suffer if the Fund is required to close out a short position earlier than it had intended. This would occur if the securities lender required the Fund to deliver the securities the Fund borrowed at the commencement of the short sale and the Fund was unable to borrow the securities from another securities lender or otherwise obtain the security by other means. In addition, the Fund may be subject to expenses related to short sales that are not typically associated with investing in securities directly, such as costs of borrowing and margin account maintenance costs associated with the Fund's open short positions. These expenses negatively impact the performance of the Fund. For example, when the Fund short sells an interest-bearing security, such as a bond, it is obligated to pay the interest on the security it has sold. This cost is partially offset by the interest earned by the Fund on the investment of the cash generated by the short sale. Similarly, when the Fund sells short an equity security that pays a dividend, it is obligated to pay the dividend on the security it has sold. However, a dividend paid on a security sold short generally reduces the market value of the shorted security and thus, increases the Fund's unrealized gain or reduces the Fund's unrealized loss on its short sale transaction. To the extent that the interest rate and/or dividend that the Fund is obligated to pay is greater than the interest earned by the Fund on investments, the performance of the Fund will be negatively impacted. These types of short sales expenses are sometimes referred to as the "negative cost of carry," and will tend to cause the Fund to lose money on a short sale even in instances where the price of the underlying security sold short does not change over the duration of the short sale.

SMALL-CAPITALIZATION SECURITIES RISK - In comparison to securities of companies with larger capitalizations, securities of small-capitalization companies may have more price volatility, greater spreads between their bid and ask prices, significantly lower trading volumes, and cyclical or static growth prospects. Small-capitalization companies often have limited product lines, markets or financial resources, and may therefore be more vulnerable to adverse developments than medium and larger capitalization companies. These securities may or may not pay dividends. The Russell 2000(R) 2x Strategy Fund is subject to the risk that small-capitalization stocks may underperform other segments of the equity market or the equity markets as a whole. Conversely, the Inverse Russell 2000(R) 2x Strategy Fund is subject to the risk that small-capitalization stocks may outperform other segments of the equity market or the equity markets as a whole.

                                [GRAPHIC OMITTED]

26


TECHNOLOGY SECTOR CONCENTRATION RISK - The Fund's underlying index is concentrated in technology companies. As a result, the Fund's investments will also necessarily be concentrated in technology companies. The market prices of technology-related instruments tend to exhibit a greater degree of market risk and sharp price fluctuations than other types of instruments. Technology-related instruments also may be affected adversely by, among other things, changes in technology, consumer and business purchasing patterns, government regulation and/or obsolete products or services.

TRACKING ERROR RISK - Tracking error risk refers to the risk that the Advisor may not be able to cause the Fund's performance to match that of the Fund's underlying index, either on a daily or aggregate basis. Factors such as Fund expenses, imperfect correlation between the Fund's investments and those of its underlying index, rounding of share prices, changes to the composition of the underlying index, regulatory policies, high portfolio turnover rate and the use of leverage all contribute to tracking error. In addition, because the Fund seeks to track the performance of its benchmark on a daily basis, mathematical compounding may prevent the Fund from correlating with the monthly, quarterly, annual or other period performance of its benchmark. Tracking error may cause the Fund's performance to be less than you expect. Tracking error may be more significant for the Fund compared to other Rydex Funds due to the Fund's consistent application of leverage to increase exposure to its underlying index.

TRADING HALT RISK - The Fund typically will hold short-term options and futures contracts. The major exchanges on which these contracts are traded, such as the Chicago Mercantile Exchange, have established limits on how much an option or futures contract may decline over various time periods within a day. In addition, the major securities exchanges, such as the NYSE, have established limits on how much the securities market, based on the Dow Jones Industrial Average(SM), may decline over various time periods within a day. If the price of a security, an option or a futures contract declines more than the established limits, trading on the exchange is halted on that instrument. If a trading halt occurs, the Fund may temporarily be unable to purchase or sell the options, futures contracts or securities that are the subject of the trading halt. Such a trading halt near the time the Fund prices its shares may limit the Fund's ability to use leverage and may prevent the Fund from achieving its investment objective. In such an event, the Fund also may be required to use a "fair value" method to price their outstanding contracts or securities.

                                [GRAPHIC OMITTED]

                                                                   PROSPECTUS 27


FUND PERFORMANCE
--------------------------------------------------------------------------------

The following bar charts show the performance of the H-Class Shares of the Funds from year to year. The variability of performance over time provides an indication of the risks of investing in a Fund. The following tables show the performance of the H-Class Shares of the Funds as an average over different periods of time in comparison to the performance of a broad market index. The figures in the bar charts and tables assume the reinvestment of dividends and capital gains distributions. The after-tax returns are calculated using the highest historical federal income and capital gains tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. Returns After Taxes on Distributions assume a continued investment in a Fund and show the effect of taxes on Fund distributions. Returns After Taxes on Distributions and Sale of Fund Shares assume all shares were redeemed at the end of each measurement period, and show the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns for other classes of shares will differ from those shown below. Of course, this past performance (before and after taxes) does not necessarily indicate how a Fund will perform in the future.

                                [GRAPHIC OMITTED]

28



S&P 500 2X STRATEGY FUND
--------------------------------------------------------------------------------

THE PERFORMANCE INFORMATION SHOWN BELOW FOR THE H-CLASS SHARES IS BASED ON A CALENDAR YEAR.

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

          2001     2002      2003     2004      2005     2006      2007
       -----------------------------------------------------------------
        -33.93   -46.60     53.12    17.58      3.34    23.84      0.95

Highest Quarter Return                                     Lowest Quarter Return
(quarter ended 6/30/2003) 31.25%               (quarter ended 9/30/2002) -35.04%

AVERAGE ANNUAL TOTAL RETURN
(FOR PERIODS ENDED DECEMBER 31, 2007)

                                                                       Since
                                                   Past     Past     Inception
H-CLASS SHARES                                    1 Year   5 Years  (05/19/2000)
--------------------------------------------------------------------------------
Return Before Taxes                                0.95%    18.39%    -5.36%
Return After Taxes on Distributions                0.72%    18.11%    -5.51%
Return After Taxes on Distributions and Sale of
   Fund Shares                                     0.62%    16.12%    -4.50%
S&P 500 Index 1                                    5.49%    12.83%     2.26%

1 THE S&P 500 INDEX IS AN UNMANAGED CAPITALIZATION-WEIGHTED INDEX COMPOSED OF 500 COMMON STOCKS, WHICH ARE CHOSEN BY STANDARD & POOR'S, A DIVISION OF THE MCGRAW-HILL COMPANY ("S&P") ON A STATISTICAL BASIS. RETURNS REFLECT NO DEDUCTION FOR FEES, EXPENSES, OR TAXES.

                                [GRAPHIC OMITTED]

                                                                   PROSPECTUS 29


INVERSE S&P 500 2X STRATEGY FUND
--------------------------------------------------------------------------------


THE PERFORMANCE INFORMATION SHOWN BELOW FOR THE H-CLASS SHARES IS BASED ON A CALENDAR YEAR.

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

          2001     2002      2003     2004      2005     2006      2007
       -----------------------------------------------------------------
         20.81    37.48    -43.54   -20.00     -4.53   -17.50     -3.99

Highest Quarter Return                                     Lowest Quarter Return
(quarter ended 9/30/2001) 34.51%               (quarter ended 6/30/2003) -26.32%

AVERAGE ANNUAL TOTAL RETURN
(FOR PERIODS ENDED DECEMBER 31, 2007)

                                                                       Since
                                                   Past      Past    Inception
H-CLASS SHARES                                    1 Year   5 Years  (05/19/2000)
--------------------------------------------------------------------------------
Return Before Taxes                               -3.99%   -19.33%     -5.57%
Return After Taxes on Distributions               -5.07%   -19.83%     -6.02%
Return After Taxes on Distributions and Sale of
   Fund Shares                                    -2.63%   -15.35%     -4.80%
S&P 500 Index 1                                    5.49%    12.83%      2.26%

1 THE S&P 500 INDEX IS AN UNMANAGED CAPITALIZATION-WEIGHTED INDEX COMPOSED OF 500 COMMON STOCKS, WHICH ARE CHOSEN BY S&P ON A STATISTICAL BASIS. RETURNS REFLECT NO DEDUCTION FOR FEES, EXPENSES, OR TAXES.

                                [GRAPHIC OMITTED]

30


NASDAQ-100(R) 2X STRATEGY FUND
--------------------------------------------------------------------------------


THE PERFORMANCE INFORMATION SHOWN BELOW FOR THE H-CLASS SHARES IS BASED ON A CALENDAR YEAR.

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

          2001      2002     2003     2004      2005     2006      2007
       -----------------------------------------------------------------
        -69.38    -68.47   100.09    14.69     -3.05     5.29     29.04

Highest Quarter Return                                     Lowest Quarter Return
(quarter ended 12/31/2001) 72.09%              (quarter ended 9/30/2001) -62.24%

AVERAGE ANNUAL TOTAL RETURN
(FOR PERIODS ENDED DECEMBER 31, 2007)

                                                                       Since
                                                   Past      Past    Inception
H-CLASS SHARES                                    1 Year   5 Years  (05/24/2000)
--------------------------------------------------------------------------------
Return Before Taxes                               29.04%    24.76%    -24.14%
Return After Taxes on Distributions               29.04%    24.54%    -24.24%
Return After Taxes on Distributions and Sale of
   Fund Shares                                    18.88%    21.99%    -16.52%
NASDAQ-100 Index(R) 2                             19.24%    16.62%     -5.15%

2 THE NASDAQ-100 INDEX(R) IS AN UNMANAGED MODIFIED CAPITALIZATION-WEIGHTED INDEX COMPOSED OF 100 OF THE LARGEST NON-FINANCIAL COMPANIES LISTED ON THE NASDAQ STOCK MARKET. RETURNS REFLECT NO DEDUCTION FOR FEES, EXPENSES, OR TAXES.

                                [GRAPHIC OMITTED]

                                                                   PROSPECTUS 31


INVERSE NASDAQ-100(R)2X STRATEGY FUND
--------------------------------------------------------------------------------


THE PERFORMANCE INFORMATION SHOWN BELOW FOR THE H-CLASS SHARES IS BASED ON A CALENDAR YEAR.

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

          2001      2002     2003     2004      2005     2006      2007
       -----------------------------------------------------------------
         -5.00     50.92   -62.92   -24.60     -1.25    -8.05    -27.12

Highest Quarter Return                                     Lowest Quarter Return
(quarter ended 9/30/2001) 116.97%             (quarter ended 12/31/2001) -51.13%

AVERAGE ANNUAL TOTAL RETURN
(FOR PERIODS ENDED DECEMBER 31, 2007)

                                                                       Since
                                                   Past      Past    Inception
H-CLASS SHARES                                    1 Year   5 Years  (05/23/2000)
--------------------------------------------------------------------------------
Return Before Taxes                               -27.12%  -28.64%    -15.58%
Return After Taxes on Distributions               -28.69%  -29.23%    -16.20%
Return After Taxes on Distributions and Sale of
   Fund Shares                                    -17.67%  -21.23%    -11.95%
NASDAQ-100 Index(R) 2                              19.24%   16.62%     -4.51%

2 THE NASDAQ-100 INDEX(R) IS AN UNMANAGED MODIFIED CAPITALIZATION-WEIGHTED INDEX COMPOSED OF 100 OF THE LARGEST NON-FINANCIAL COMPANIES LISTED ON THE NASDAQ STOCK MARKET. RETURNS REFLECT NO DEDUCTION FOR FEES, EXPENSES, OR TAXES.

                                [GRAPHIC OMITTED]

32


DOW 2X STRATEGY FUND
--------------------------------------------------------------------------------


THE PERFORMANCE INFORMATION SHOWN BELOW FOR THE H-CLASS SHARES IS BASED ON A CALENDAR YEAR.

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

                         2005    2006   2007
                      -----------------------
                        -3.71   30.28   7.34

Highest Quarter Return                                     Lowest Quarter Return
(quarter ended 6/30/2007) 16.49%              (quarter ended 12/31/2007) -10.32%

AVERAGE ANNUAL TOTAL RETURN
(FOR PERIODS ENDED DECEMBER 31, 2007)

                                                                       Since
                                                            Past     Inception
H-CLASS SHARES                                             1 Year   (02/20/2004)
--------------------------------------------------------------------------------
Return Before Taxes                                         7.34%      8.43%
Return After Taxes on Distributions                         7.33%      8.36%
Return After Taxes on Distributions and Sale of
   Fund Shares                                              4.77%      7.24%
Dow Jones Industrial Average(SM) 3                          8.88%      8.33%

3 THE DOW JONES INDUSTRIAL AVERAGE(SM) IS A PRICE-WEIGHTED INDEX OF 30 "BLUE-CHIP" U.S. STOCKS. THE INDEX IS PUBLISHED BY DOW JONES & COMPANY, INC. ("DOW JONES") AND THE COMPONENT STOCKS ARE SELECTED BY EDITORS OF THE WALL STREET JOURNAL. THE COMPONENTS TEND TO BE MARKET LEADERS IN THEIR RESPECTIVE INDUSTRIES AND THEIR STOCKS ARE TYPICALLY WIDELY HELD BY INDIVIDUALS AND INSTITUTIONAL INVESTORS. RETURNS REFLECT NO DEDUCTION FOR FEES, EXPENSES, OR TAXES.

                                [GRAPHIC OMITTED]

                                                                   PROSPECTUS 33


INVERSE DOW 2X STRATEGY FUND
--------------------------------------------------------------------------------


THE PERFORMANCE INFORMATION SHOWN BELOW FOR THE H-CLASS SHARES IS BASED ON A CALENDAR YEAR.

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

                               2005     2006    2007
                               ---------------------
                               0.94   -22.14   -9.16

Highest Quarter Return                                     Lowest Quarter Return
(quarter ended 12/31/2007) 9.36%               (quarter ended 6/30/2007) -13.63%

AVERAGE ANNUAL TOTAL RETURN
(FOR PERIODS ENDED DECEMBER 31, 2007)

                                                                     Since
                                                          Past     Inception
H-CLASS SHARES                                           1 Year   (02/20/2004)
--------------------------------------------------------------------------------
Return Before Taxes                                       -9.16%     -10.51%
Return After Taxes on Distributions                      -10.69%     -11.00%
Return After Taxes on Distributions and Sale of
   Fund Shares                                            -6.01%      -8.95%
Dow Jones Industrial Average(SM) 3                         8.88%       8.33%

3 THE DOW JONES INDUSTRIAL AVERAGE(SM) IS A PRICE-WEIGHTED INDEX OF 30 "BLUE-CHIP" U.S. STOCKS. THE INDEX IS PUBLISHED BY DOW JONES AND THE COMPONENT STOCKS ARE SELECTED BY EDITORS OF THE WALL STREET JOURNAL. THE COMPONENTS TEND TO BE MARKET LEADERS IN THEIR RESPECTIVE INDUSTRIES AND THEIR STOCKS ARE TYPICALLY WIDELY HELD BY INDIVIDUALS AND INSTITUTIONAL INVESTORS. RETURNS REFLECT NO DEDUCTION FOR FEES, EXPENSES, OR TAXES.

                                [GRAPHIC OMITTED]

34


RUSSELL 2000(R) 2X STRATEGY FUND
--------------------------------------------------------------------------------


THE PERFORMANCE INFORMATION SHOWN BELOW FOR THE H-CLASS SHARES IS BASED ON A CALENDAR YEAR.

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

                                       2007
                                     ------
                                     -13.92

Highest Quarter Return                                     Lowest Quarter Return
(quarter ended 6/30/2007) 6.79%               (quarter ended 12/31/2007) -11.94%

AVERAGE ANNUAL TOTAL RETURN
(FOR PERIODS ENDED DECEMBER 31, 2007)

                                                                     Since
                                                          Past      Inception
H-CLASS SHARES                                           1 Year   (05/31/2006)
-------------------------------------------------------------------------------
Return Before Taxes                                      -13.92%      -1.44%
Return After Taxes on Distributions                      -14.13%      -1.88%
Return After Taxes on Distributions and Sale of
   Fund Shares                                            -9.04%      -1.46%
Russell 2000(R) Index 4                                   -1.57%       5.19%

4 THE RUSSELL 2000(R) INDEX IS AN UNMANAGED INDEX THAT IS A WIDELY RECOGNIZED INDICATOR OF SMALL-CAPITALIZATION COMPANY PERFORMANCE. RETURNS REFLECT NO DEDUCTION FOR FEES, EXPENSES OR TAXES.

                                [GRAPHIC OMITTED]

                                                                   PROSPECTUS 35


INVERSE RUSSELL 2000(R) 2X STRATEGY FUND
--------------------------------------------------------------------------------


THE PERFORMANCE INFORMATION SHOWN BELOW FOR THE H-CLASS SHARES IS BASED ON A CALENDAR YEAR.

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

                                      2007
                                      ----
                                      2.15

Highest Quarter Return                                     Lowest Quarter Return
(quarter ended 12/31/2007) 6.93%                (quarter ended 6/30/2007) -6.48%

AVERAGE ANNUAL TOTAL RETURN
(FOR PERIODS ENDED DECEMBER 31, 2007)

                                                                     Since
                                                          Past      Inception
H- CLASS SHARES                                          1 Year   (05/31/2006)
--------------------------------------------------------------------------------
Return Before Taxes                                        2.15%     -10.26%
Return After Taxes on Distributions                        1.09%     -11.01%
Return After Taxes on Distributions and Sale of
   Fund Shares                                             1.37%      -9.08%
Russell 2000(R) Index 4                                   -1.57%       5.19%

4 THE RUSSELL 2000(R) INDEX IS AN UNMANAGED INDEX THAT IS A WIDELY RECOGNIZED INDICATOR OF SMALL-CAPITALIZATION COMPANY PERFORMANCE. RETURNS REFLECT NO DEDUCTION FOR FEES, EXPENSES OR TAXES.

                                [GRAPHIC OMITTED]

36


FUND FEES AND EXPENSES
--------------------------------------------------------------------------------

The table below describes the fees and expenses that you may pay if you buy and hold H-Class Shares of the Funds.


                                                                      INVERSE
                                                        S&P 500       S&P 500
                                                      2X STRATEGY   2X STRATEGY
--------------------------------------------------------------------------------
SHAREHOLDER FEES 1                                           None          None
ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
Management Fees                                              0.90%         0.90%
Distribution And/Or Shareholder
   Service (12b-1) Fees                                      0.25%         0.25%
Total Other Expenses                                         0.55%         0.56%
   Short Dividend Expense                                    None          None
   Remaining Other Expenses                                  None          None
                                                      --------------------------

TOTAL ANNUAL FUND OPERATING EXPENSES                         1.70%         1.71%
                                                      ==========================

1 THE FUNDS WILL IMPOSE A WIRE TRANSFER CHARGE OF $15 ON REDEMPTIONS UNDER $5,000 FOR ACCOUNTS THAT ARE NOT ELIGIBLE FOR AN ACCOUNT FEE WAIVER. PLEASE SEE "ACCOUNT FEE WAIVERS" TO DETERMINE IF YOU ARE ELIGIBLE FOR SUCH A WAIVER.

2 SHORT DIVIDEND EXPENSE OCCURS BECAUSE THE FUND SHORT-SELLS THE EQUITY SECURITY TO GAIN THE INVERSE EXPOSURE NECESSARY TO MEET ITS INVESTMENT OBJECTIVE. THE FUND MUST PAY OUT THE DIVIDEND RATE OF THE EQUITY SECURITY TO THE PURCHASER AND RECORDS THIS AS AN EXPENSE. HOWEVER, ANY SUCH DIVIDEND ON A SECURITY SOLD SHORT GENERALLY REDUCES THE MARKET VALUE OF THE SHORTED SECURITY - THUS INCREASING THE FUND'S UNREALIZED GAIN OR REDUCING THE FUND'S UNREALIZED LOSS ON ITS SHORT SALE TRANSACTION. SHORT DIVIDEND EXPENSE IS NOT A FEE CHARGED TO THE SHAREHOLDER BY THE ADVISOR OR OTHER SERVICE PROVIDER. RATHER IT IS MORE SIMILAR TO THE TRANSACTION COSTS OR CAPITAL EXPENDITURES ASSOCIATED WITH THE DAY-TO-DAY MANAGEMENT OF ANY MUTUAL FUND. IF THESE COSTS HAD BEEN TREATED AS TRANSACTION COSTS OR CAPITAL ITEMS RATHER THAN AS EXPENSES, THE EXPENSE RATIO FOR THE FUND WOULD HAVE EQUALED 1.71%.

                                [GRAPHIC OMITTED]

                                                                   PROSPECTUS 37


                                                                                                                       INVERSE
                                                                 INVERSE                   INVERSE                     RUSSELL
                                               NASDAQ-100(R)  NASDAQ-100(R)      DOW       DOW 2X   RUSSELL 2000(R)    2000(R)
                                                2X STRATEGY    2X STRATEGY   2X STRATEGY  STRATEGY    2X STRATEGY    2X STRATEGY
-----------------------------------------------------------------------------------------------------------------------------------
SHAREHOLDER FEES 1                                      None           None         None      None             None        None
ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
Management Fees                                         0.90%          0.90%        0.90%     0.90%            0.90%        0.90%
Distribution And/Or Shareholder
   Service (12b-1) Fees                                 0.25%          0.25%        0.25%     0.25%            0.25%        0.25%
Total Other Expenses                                    0.59%          0.60%        0.57%     0.55%            0.55%        0.76%
   Short Dividend Expense                               None           None         None      None             None         0.20% 2
   Remaining Other Expenses                             None           None         None      None             None         0.56%
                                               ------------------------------------------------------------------------------------

TOTAL ANNUAL FUND OPERATING EXPENSES                    1.74%          1.75%        1.72%     1.70%            1.70%        1.91%
                                               ====================================================================================

                                [GRAPHIC OMITTED]

38


FUND FEES AND EXPENSES (CONTINUED)
--------------------------------------------------------------------------------


EXAMPLE

The Examples that follow are intended to help you compare the cost of investing in H-Class Shares of the Funds with the cost of investing in other mutual funds.

The Examples assume that you invest $10,000 in the Funds for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Funds' operating expenses remain the same. Although your actual costs may be higher or lower, the Examples reflect your cost based on these assumptions.

FUND                                        1 YEAR   3 YEARS  5 YEARS  10 YEARS
--------------------------------------------------------------------------------
S&P 500 2x Strategy                          $173      $536    $  923   $2,009
Inverse S&P 500 2x Strategy                  $174      $539    $  928   $2,019
NASDAQ-100(R) 2x Strategy                    $177      $548    $  944   $2,052
Inverse NASDAQ-100(R) 2x Strategy            $178      $551    $  949   $2,062
Dow 2x Strategy                              $175      $542    $  933   $2,030
Inverse Dow 2x Strategy                      $173      $536    $  923   $2,009
Russell 2000(R) 2x Strategy                  $173      $536    $  923   $2,009
Inverse Russell 2000(R) 2x Strategy          $194      $600    $1,032   $2,233

                                [GRAPHIC OMITTED]

                                                                   PROSPECTUS 39


MORE INFORMATION ABOUT THE FUNDS:
--------------------------------------------------------------------------------

BENCHMARKS AND INVESTMENT METHODOLOGY

Each Fund seeks to provide investment results that match the performance of a specific benchmark on a daily basis.

The current benchmark used by each Fund is set forth below:

FUND                          BENCHMARK
--------------------------------------------------------------------------------
S&P 500 2x STRATEGY FUND      200% OF THE PERFORMANCE OF THE S&P 500 INDEX

INVERSE S&P 500 2x            200% OF THE INVERSE (OPPOSITE) OF THE PERFORMANCE
STRATEGY FUND                 OF THE S&P 500 INDEX

NASDAQ-100(R) 2x STRATEGY     200% OF THE PERFORMANCE OF THE NASDAQ-100 INDEX(R)
FUND

INVERSE NASDAQ-100(R) 2x      200% OF THE INVERSE (OPPOSITE) OF THE PERFORMANCE
STRATEGY FUND                 OF THE NASDAQ-100 INDEX(R)

DOW 2x STRATEGY FUND          200% OF THE PERFORMANCE OF THE DOW JONES
                              INDUSTRIAL AVERAGE(SM)

INVERSE DOW 2x                200% OF THE INVERSE (OPPOSITE) OF THE PERFORMANCE
STRATEGY FUND                 OF THE DOW JONES INDUSTRIAL AVERAGE(SM)

RUSSELL 2000(R) 2x STRATEGY   200% OF THE PERFORMANCE OF THE RUSSELL 2000(R)
FUND                          INDEX

INVERSE RUSSELL 2000(R) 2x    200% OF THE INVERSE (OPPOSITE) OF THE PERFORMANCE
STRATEGY FUND                 OF THE RUSSELL 2000(R) INDEX



--------------------------------------------------------------------------------
UNDERSTANDING COMPOUNDING & THE EFFECT OF LEVERAGE

It is important to understand the effects of compounding when investing in any mutual fund, especially funds that use leverage as part of their investment strategy. The impact of leverage on a fund will generally cause the fund's performance to not match the performance of the index underlying the fund's benchmark over a period of time greater than one day. As a result, the use of leverage could cause the performance of a fund to be less than or greater than the performance of the index underlying the fund's benchmark multiplied by the amount of leverage employed, before accounting for fees and expenses. The following simple examples provide an illustration:
--------------------------------------------------------------------------------

                                [GRAPHIC OMITTED]

40


--------------------------------------------------------------------------------
EXAMPLE A: Assume you invest $100 in Fund A, a typical index fund that seeks to match the performance of its underlying index. If the index increases 10% on day one, the value of your shares in Fund A would be expected to increase $10 (10% of $100) to $110. The next day, if the index decreases 10%, the value of your shares in Fund A would be expected to decrease $11 (10% of $110) to $99.

EXAMPLE B: Assume you invested $100 in Fund B, a fund that seeks to return 200% of the performance of its underlying index. If the index increases 10% on day one, the value of your shares in Fund B would be expected to increase $20 (20% of $100) to $120. The next day, if the index decreases 10%, the value of your shares in Fund B would be expected to decrease $24 (20% of $120) to $96.

Because of the effect of compounding, in each case the value of your investment declined even though the index went up 10% on day one and down 10% on day two. However, the effect of compounding was more pronounced when combined with leverage (Example B).

The examples demonstrate that over time, the cumulative percentage increase or decrease in the net asset value of a fund may diverge significantly from the cumulative percentage increase or decrease in the multiple of the return of the index underlying a fund's benchmark due to the compounding effect of losses and gains on the returns of the fund. It is also expected that a fund's use of consistently applied leverage will cause the fund to underperform the compounded return of twice its benchmark in a trendless or flat market.

The following graphs further illustrate the impact of leverage on fund performance in comparison to the performance of the fund's underlying index in three different markets. Each of the three graphs shows a simulated hypothetical of the one-year performance of an index compared with the performance of a fund that perfectly achieves its investment objective of exactly twice (200%) the daily index returns.


In order to isolate the impact of leverage, the hypothetical graphs assume: (i) no tracking error (see "Tracking Error Risk" under "Descriptions of Principal Risks"); (ii) no dividends paid by the companies included in the underlying index; (iii) no expenses; and (iv) borrowing and/or lending rates (required to obtain leverage) of zero percent. If tracking error, fund expenses, and borrowing and lending rates of greater than zero percent were included in the graphs, the fund's performance would be lower than that shown below. Each of the graphs also assumes an index volatility of 20%. An index's volatility is a statistical measure of the magnitude of the fluctuations
--------------------------------------------------------------------------------

                                [GRAPHIC OMITTED]

                                                                   PROSPECTUS 41


--------------------------------------------------------------------------------
in the returns of an index. The S&P 500 Index's index volatility may be more or less significant at any given time. The average of the most recent five-year historical volatility of the S&P 500 Index is 9.28%. The indices underlying the Funds' benchmarks have different historical volatilities, which may be more or less significant than the index volatilities assumed in the graphs below. The average five-year historical volatility for the period ended December 31, 2007 of the S&P 500 Index, NASDAQ-100 Index(R), Dow Jones Industrial Average(SM), and Russell 2000 Index is 9.28%, 15.28%, 9.21%, and 14.41%, respectively. The hypothetical graphs are meant to demonstrate the effects of leverage only and are in no way indicative of the actual performance of any of the Funds.

--------------------------------------------------------------------------------

                                  UPWARD MARKET
                               ONE YEAR SIMULATION

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

1x Index Performance (15.7%)   2x Fund Performance (28.9%)

        0.00                             0.00
       -0.66                            -1.33
       -0.35                            -0.70
       -1.01                            -2.02
       -0.66                            -1.33
        1.98                             3.91
        4.52                             9.10
        5.35                            10.84
        7.22                            14.75
        4.92                             9.83
        4.39                             8.73
        3.67                             7.23
        4.53                             9.02
        3.03                             5.87
        1.56                             2.86
        1.08                             1.88
       -0.76                            -1.83
       -0.99                            -2.28
        1.22                             2.08
        1.10                             1.85
       -1.74                            -3.87
       -1.55                            -3.50
        0.82                             1.14
        0.57                             0.63
        0.70                             0.91
       -0.15                            -0.80
        0.73                             0.94
       -0.69                            -1.91
        0.88                             1.19
        0.93                             1.29
        1.21                             1.86
        1.20                             1.83
        0.61                             0.66
        2.23                             3.89
        2.44                             4.32
        2.05                             3.52
        2.50                             4.43
        1.14                             1.67
        0.79                             0.96
       -0.20                            -1.03
        0.07                            -0.48
        0.53                             0.44
       -0.13                            -0.90
        0.49                             0.34
       -0.52                            -1.67
       -1.14                            -2.89
       -1.46                            -3.53
       -1.30                            -3.21
       -1.46                            -3.52
       -0.92                            -2.48
       -2.81                            -6.19
       -3.66                            -7.84
       -1.56                            -3.82
       -1.52                            -3.75
       -1.28                            -3.26
       -0.64                            -2.02
        1.75                             2.69
        2.40                             4.00
        3.12                             5.48
        2.10                             3.39
        1.46                             2.10
        2.57                             4.32
        1.97                             3.11
        2.56                             4.30
        2.31                             3.79
        2.93                             5.05
        5.99                            11.30
        3.78                             6.66
        5.45                            10.09
        6.56                            12.40
        8.77                            17.06
        8.73                            16.98
       11.43                            22.78
       10.54                            20.83
       10.16                            20.00
       11.05                            21.93
       11.40                            22.71
       11.12                            22.10
       12.45                            25.02
       13.86                            28.14
       13.00                            26.21
       10.73                            21.15
       10.35                            20.31
       10.91                            21.52
        9.69                            18.86
       10.72                            21.10
        9.35                            18.08
        9.80                            19.06
        9.60                            18.64
       11.18                            22.05
       10.78                            21.17
       11.06                            21.79
       10.05                            19.57
       10.33                            20.18
        9.44                            18.24
        7.58                            14.22
        8.16                            15.45
        5.65                            10.09
        4.86                             8.45
        4.71                             8.13
        5.37                             9.50
        7.89                            14.74
        8.66                            16.38
        9.00                            17.11
        8.56                            16.16
        5.32                             9.23
        6.62                            11.92
        5.80                            10.20
        5.13                             8.81
        6.23                            11.09
        6.29                            11.21
        5.62                             9.81
        4.65                             7.78
        5.93                            10.43
        7.10                            12.86
        7.85                            14.44
        8.02                            14.80
        8.83                            16.53
        8.47                            15.75
        7.86                            14.45
        4.97                             8.32
        7.15                            12.82
        8.03                            14.68
        7.74                            14.05
        5.94                            10.25
        8.63                            15.85
        9.61                            17.93
        9.04                            16.71
       10.64                            20.14
       10.22                            19.23
       12.00                            23.06
       11.31                            21.55
        9.55                            17.72
        6.89                            12.00
        6.17                            10.48
        8.53                            15.39
        9.68                            17.84
        9.83                            18.16
       11.20                            21.11
       11.05                            20.79
        9.89                            18.27
        9.59                            17.61
        8.50                            15.29
        6.81                            11.69
        8.22                            14.64
        7.99                            14.14
        9.28                            16.87
       10.45                            19.38
       10.37                            19.21
        9.56                            17.46
        8.85                            15.92
        8.15                            14.44
        6.66                            11.28
        8.26                            14.63
        8.42                            14.96
        7.93                            13.92
        9.32                            16.86
        9.98                            18.27
        9.20                            16.59
        8.88                            15.91
        7.63                            13.26
        6.79                            11.48
        6.51                            10.90
        7.82                            13.62
        8.07                            14.14
        6.29                            10.39
        4.47                             6.61
        2.92                             3.45
        5.61                             8.85
        5.10                             7.81
        6.63                            10.94
        7.48                            12.71
        6.47                            10.60
        4.82                             7.17
        2.19                             1.78
        2.78                             2.96
        3.84                             5.08
        5.22                             7.88
        6.64                            10.78
        7.36                            12.29
        5.71                             8.84
        3.73                             4.76
        1.58                             0.42
        1.39                             0.04
        0.27                            -2.17
        0.61                            -1.51
        2.12                             1.45
        1.26                            -0.27
        0.99                            -0.79
       -0.11                            -2.94
        1.25                            -0.32
        1.79                             0.76
        1.99                             1.14
        1.85                             0.88
        2.09                             1.35
        1.92                             1.00
        0.72                            -1.38
       -0.89                            -4.52
       -2.62                            -7.85
       -3.86                           -10.19
       -3.47                            -9.47
       -1.14                            -5.09
        0.83                            -1.32
        1.72                             0.43
        0.46                            -2.06
       -0.47                            -3.89
       -1.32                            -5.51
       -0.77                            -4.47
       -0.22                            -3.41
        1.69                             0.29
        1.58                             0.07
        1.81                             0.53
        0.93                            -1.20
       -0.79                            -4.58
       -0.67                            -4.35
       -0.70                            -4.40
       -0.09                            -3.24
        2.02                             0.85
        1.10                            -0.96
       -0.42                            -3.94
        1.25                            -0.72
        3.87                             4.43
        1.50                            -0.34
        2.58                             1.77
        3.29                             3.19
        4.98                             6.55
        6.04                             8.72
        5.87                             8.36
        7.91                            12.54
        8.90                            14.60
        8.58                            13.92
        6.89                            10.39
        5.58                             7.69
        7.44                            11.48
        6.40                             9.32
        6.44                             9.39
        7.55                            11.68
        9.85                            16.45
       11.57                            20.11
       12.21                            21.48
       14.13                            25.64
       16.24                            30.28
       12.93                            22.86
       12.16                            21.18
       11.31                            19.35
       12.94                            22.84
       13.39                            23.83
       14.36                            25.94
       15.27                            27.95
       15.88                            29.31
       16.42                            30.50
       17.19                            32.24
       15.71                            28.89

                                [GRAPHIC OMITTED]

42


                                   FLAT MARKET
                               ONE YEAR SIMULATION

[THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

1x Index Performance (-0.2%)   2x Fund Performance (-3.9%)

        0.00                             0.00
       -0.84                            -1.69
        0.26                             0.50
       -1.46                            -2.95
        1.93                             3.73
        0.89                             1.61
        1.02                             1.88
        1.00                             1.83
       -0.44                            -1.06
        1.26                             2.32
        2.38                             4.57
        1.04                             1.84
        2.32                             4.42
        2.91                             5.63
        2.11                             3.97
        2.78                             5.34
        2.54                             4.86
        3.17                             6.13
        2.89                             5.56
        1.93                             3.59
        1.81                             3.35
        1.37                             2.46
        0.96                             1.63
        3.01                             5.75
        2.24                             4.17
        2.05                             3.79
        1.86                             3.40
        0.58                             0.80
        0.56                             0.76
        2.92                             5.48
        0.76                             1.05
       -0.13                            -0.73
       -1.55                            -3.55
       -2.80                            -6.00
       -3.29                            -6.94
       -2.84                            -6.07
       -3.36                            -7.09
       -4.19                            -8.67
       -4.99                           -10.20
       -3.81                            -7.98
       -3.64                            -7.66
       -2.56                            -5.58
       -3.28                            -6.98
       -2.73                            -5.92
       -3.27                            -6.95
       -3.19                            -6.80
       -2.46                            -5.40
       -2.52                            -5.52
       -2.04                            -4.58
       -1.97                            -4.44
       -3.54                            -7.50
       -3.10                            -6.67
       -3.40                            -7.25
       -3.86                            -8.13
       -4.76                            -9.85
       -5.45                           -11.16
       -6.83                           -13.75
       -6.35                           -12.86
       -5.56                           -11.38
       -5.97                           -12.16
       -4.58                            -9.57
       -5.23                           -10.79
       -6.06                           -12.36
       -6.69                           -13.52
       -7.09                           -14.27
       -4.09                            -8.74
       -2.69                            -6.07
       -3.84                            -8.29
       -4.30                            -9.18
       -3.50                            -7.65
       -1.09                            -3.04
        0.96                             0.97
       -1.41                            -3.75
        0.16                            -0.70
       -1.27                            -3.53
       -0.09                            -1.23
        2.15                             3.21
       -0.43                            -2.01
        0.32                            -0.53
        3.62                             6.01
        3.01                             4.77
        4.04                             6.86
        3.76                             6.29
        2.31                             3.31
        0.61                            -0.12
        1.50                             1.66
        5.80                            10.25
        7.10                            12.97
        8.22                            15.34
        7.70                            14.23
        8.70                            16.35
        7.35                            13.46
        9.10                            17.15
        9.14                            17.25
       10.64                            20.45
       11.01                            21.28
       12.11                            23.68
       11.70                            22.77
       11.87                            23.15
       11.90                            23.22
       12.13                            23.72
       12.88                            25.37
       13.88                            27.59
       14.47                            28.91
       13.28                            26.23
       12.63                            24.78
       11.56                            22.42
       10.72                            20.56
        9.82                            18.61
        9.74                            18.43
        8.94                            16.70
        8.19                            15.10
        9.69                            18.30
        9.36                            17.58
        9.70                            18.32
       10.52                            20.09
       10.16                            19.30
       11.04                            21.20
       10.84                            20.76
       11.84                            22.95
       10.75                            20.55
       10.75                            20.56
       11.23                            21.59
       12.66                            24.72
       11.40                            21.94
       10.60                            20.18
        9.42                            17.62
        9.01                            16.74
        9.72                            18.26
       10.94                            20.90
       11.33                            21.73
       12.06                            23.33
       13.11                            25.64
       12.17                            23.55
       13.01                            25.40
       10.31                            19.42
       12.28                            23.69
        9.11                            16.69
        9.26                            17.01
        8.83                            16.10
        8.37                            15.12
        7.55                            13.38
        7.22                            12.67
        4.75                             7.49
        3.29                             4.48
        2.51                             2.92
        2.63                             3.16
        0.60                            -0.92
        0.04                            -2.04
        0.31                            -1.50
        0.03                            -2.05
       -0.26                            -2.62
        0.37                            -1.39
        1.18                             0.21
        2.84                             3.49
        4.29                             6.40
        6.25                            10.41
        6.29                            10.48
        8.33                            14.73
        7.06                            12.04
        6.74                            11.36
        5.67                             9.15
        6.51                            10.88
        8.13                            14.24
        6.45                            10.69
        3.24                             4.02
        4.87                             7.30
        6.14                             9.90
        5.34                             8.24
        4.74                             7.02
        3.59                             4.67
        3.06                             3.59
        2.78                             3.02
        4.18                             5.83
        3.70                             4.86
        4.88                             7.25
        6.05                             9.65
        7.72                            13.10
        9.89                            17.65
        9.26                            16.30
        8.74                            15.19
        9.44                            16.68
        9.27                            16.31
        9.36                            16.50
        9.06                            15.87
        8.70                            15.11
       11.16                            20.31
       12.85                            23.97
       11.37                            20.71
       12.17                            22.44
       10.64                            19.11
        8.80                            15.15
        9.72                            17.09
        8.65                            14.81
        7.44                            12.26
        4.89                             6.93
        6.34                             9.89
        6.49                            10.20
        7.14                            11.54
        6.52                            10.25
        6.42                            10.03
        6.91                            11.06
        5.31                             7.73
        1.72                             0.39
        0.80                            -1.42
        1.55                             0.03
        3.80                             4.47
        2.56                             1.97
        2.00                             0.85
        2.04                             0.94
        3.73                             4.28
        1.56                            -0.08
        1.12                            -0.95
        0.17                            -2.80
       -2.08                            -7.18
       -2.68                            -8.32
       -2.77                            -8.47
       -2.70                            -8.35
       -2.05                            -7.12
       -3.79                           -10.42
       -5.04                           -12.74
       -5.47                           -13.54
       -6.69                           -15.78
       -4.73                           -12.23
       -3.42                            -9.81
       -3.25                            -9.51
       -4.17                           -11.22
       -4.44                           -11.72
       -4.04                           -10.98
       -3.59                           -10.16
       -2.30                            -7.75
       -1.83                            -6.87
       -1.61                            -6.45
       -1.80                            -6.80
       -2.04                            -7.26
       -2.67                            -8.44
       -3.18                            -9.41
       -4.11                           -11.15
       -4.14                           -11.21
       -5.66                           -14.03
       -3.93                           -10.88
       -4.08                           -11.15
       -5.14                           -13.11
       -6.91                           -16.35
       -6.70                           -15.98
       -5.76                           -14.29
       -3.87                           -10.85
       -2.87                            -8.99
       -3.30                            -9.80
       -2.86                            -8.97
       -1.78                            -6.95
       -1.90                            -7.17
       -0.19                            -3.94

                                 DOWNWARD MARKET
                               ONE YEAR SIMULATION

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

1x Index Performance (-15.8%)   2x Fund Performance (-31.9%)

        0.00                             0.00
        1.09                             2.18
        0.83                             1.66
       -1.69                            -3.43
       -2.54                            -5.11
       -4.12                            -8.17
       -5.43                           -10.69
       -5.26                           -10.37
       -5.79                           -11.36
       -5.39                           -10.60
       -5.09                           -10.05
       -3.79                            -7.57
       -4.45                            -8.85
       -3.61                            -7.25
       -3.45                            -6.93
       -2.20                            -4.54
       -3.71                            -7.47
       -4.86                            -9.69
       -3.55                            -7.19
       -3.05                            -6.24
       -2.89                            -5.94
       -2.70                            -5.56
       -2.07                            -4.34
       -1.74                            -3.69
       -1.67                            -3.55
       -1.75                            -3.72
       -0.52                            -1.30
       -0.77                            -1.80
       -0.81                            -1.87
       -1.16                            -2.58
       -0.22                            -0.72
       -0.49                            -1.25
        0.55                             0.82
       -0.66                            -1.62
       -1.33                            -2.94
       -3.06                            -6.34
       -2.70                            -5.66
       -3.05                            -6.33
       -2.44                            -5.16
       -3.66                            -7.52
       -3.25                            -6.74
       -2.18                            -4.68
       -3.17                            -6.60
       -3.54                            -7.32
       -1.44                            -3.27
        0.80                             1.11
        1.42                             2.35
        1.25                             2.02
        1.02                             1.55
        0.30                             0.10
        3.16                             5.81
        3.59                             6.69
        6.01                            11.67
        7.06                            13.89
        6.99                            13.75
        9.04                            18.10
        5.77                            11.03
        4.87                             9.13
        5.63                            10.70
        4.32                             7.96
        4.24                             7.79
        5.09                             9.56
        6.54                            12.59
        5.24                             9.84
        1.38                             1.77
        2.38                             3.79
        2.86                             4.76
        4.59                             8.28
        5.69                            10.55
        5.98                            11.17
        4.62                             8.31
        5.14                             9.39
        5.97                            11.13
        6.21                            11.62
        6.79                            12.85
        8.68                            16.84
        9.01                            17.54
       10.84                            21.49
        9.22                            17.93
        9.51                            18.57
        9.39                            18.30
        9.68                            18.93
       10.40                            20.49
        9.76                            19.10
       11.60                            23.10
        8.97                            17.29
        9.14                            17.66
        9.58                            18.61
        8.25                            15.72
        8.27                            15.77
        8.02                            15.24
        8.75                            16.79
        9.05                            17.43
        7.28                            13.62
        4.01                             6.69
        6.61                            12.03
        4.64                             7.89
        5.09                             8.82
        5.81                            10.30
        3.42                             5.33
        2.95                             4.37
        3.94                             6.37
        3.33                             5.13
        4.62                             7.76
        5.81                            10.21
        5.45                             9.45
        7.39                            13.49
        7.86                            14.47
        9.42                            17.79
        9.25                            17.42
        8.81                            16.47
        8.36                            15.51
        6.45                            11.44
        5.34                             9.11
        6.14                            10.77
        7.12                            12.82
        5.74                             9.90
        6.68                            11.86
        5.33                             9.03
        2.70                             3.58
        3.41                             5.03
        0.34                            -1.21
       -0.74                            -3.35
        0.14                            -1.63
       -0.82                            -3.51
       -1.23                            -4.31
       -1.79                            -5.40
       -0.24                            -2.42
        0.60                            -0.76
       -0.17                            -2.29
        2.80                             3.53
        5.05                             8.06
        2.60                             3.01
        3.14                             4.11
        2.08                             1.96
        0.35                            -1.49
        0.35                            -1.49
        0.32                            -1.55
        0.61                            -0.98
       -0.79                            -3.74
        0.63                            -0.99
        1.64                             1.00
        1.52                             0.76
        0.15                            -1.95
        1.18                             0.06
        0.92                            -0.45
        0.93                            -0.44
        2.11                             1.89
        3.55                             4.77
        3.97                             5.61
        4.44                             6.57
        3.19                             4.02
        4.73                             7.13
        4.49                             6.65
        2.26                             2.10
        1.93                             1.43
        2.77                             3.10
        3.28                             4.12
        3.69                             4.96
        4.47                             6.53
        6.08                             9.82
        5.84                             9.31
        3.53                             4.55
        4.35                             6.21
        4.60                             6.71
        4.88                             7.27
        6.61                            10.82
        8.65                            15.06
        8.32                            14.35
        7.61                            12.85
        6.73                            11.01
        6.11                             9.73
        7.75                            13.12
        7.83                            13.29
        7.39                            12.36
        7.50                            12.60
        5.92                             9.28
        6.86                            11.22
        7.61                            12.79
        8.86                            15.41
        9.29                            16.31
        9.88                            17.58
        8.99                            15.67
        6.29                             9.93
        5.87                             9.07
        6.04                             9.43
        7.87                            13.19
        7.11                            11.59
        5.27                             7.77
        5.66                             8.57
        4.44                             6.06
        4.65                             6.48
        2.83                             2.78
        2.09                             1.30
        3.54                             4.18
        3.67                             4.44
        5.31                             7.75
        7.35                            11.92
        8.32                            13.94
        7.41                            12.02
        6.68                            10.50
        7.54                            12.28
        5.85                             8.76
        3.59                             4.11
        0.10                            -2.90
        2.51                             1.78
        4.23                             5.18
        5.62                             8.00
        3.43                             3.51
        3.37                             3.39
        3.31                             3.27
        3.14                             2.94
        3.35                             3.34
        0.28                            -2.78
        0.41                            -2.54
       -0.19                            -3.71
       -0.71                            -4.70
        0.13                            -3.09
        1.51                            -0.42
       -0.84                            -5.03
       -0.24                            -3.88
        2.08                             0.59
        0.83                            -1.88
       -0.49                            -4.44
       -3.68                           -10.58
       -3.64                           -10.50
       -4.60                           -12.28
       -3.39                           -10.06
       -3.33                            -9.95
       -3.64                           -10.53
       -3.26                            -9.82
       -4.05                           -11.29
       -3.39                           -10.06
       -4.31                           -11.78
       -4.83                           -12.75
       -5.99                           -14.86
       -7.50                           -17.60
       -8.28                           -18.99
       -8.36                           -19.13
      -10.17                           -22.32
      -11.09                           -23.93
      -12.21                           -25.84
      -12.44                           -26.22
      -14.21                           -29.21
      -12.63                           -26.59
      -13.51                           -28.08
      -13.81                           -28.57
      -12.20                           -25.90
      -12.85                           -27.00
      -13.28                           -27.72
      -13.79                           -28.57
      -15.57                           -31.52
      -15.82                           -31.93

                                [GRAPHIC OMITTED]

                                                                   PROSPECTUS 43


ADVISOR'S PORTFOLIO INVESTMENT STRATEGY IN MANAGING THE FUNDS

In managing the Funds, the Advisor uses a "passive" investment strategy to manage each Fund's portfolio, meaning that the Advisor does not attempt to select securities based on their individual potential to perform better than the market. The Advisor's primary objective is to match the performance of each Fund's benchmark as closely as possible on a daily basis. The Advisor uses quantitative analysis techniques to structure each Fund to obtain the highest correlation to its particular benchmark. The Advisor does not engage in temporary defensive investing, keeping each Fund's assets fully invested in all market environments. The Advisor monitors each Fund on an ongoing basis, and makes adjustments to its portfolio, as necessary, to minimize tracking error and to maximize liquidity.

The Advisor pursues the Funds' investment objectives by regularly utilizing leveraged instruments, such as futures contracts and options on securities, futures contracts, and stock indices. In addition, the Advisor will regularly utilize short selling techniques designed to help the performance to inversely correlate to 200% of the performance of the relevant benchmark for the Inverse S&P 500 2x Strategy, Inverse NASDAQ-100(R) 2x Strategy, Inverse Dow 2x Strategy, and Inverse Russell 2000(R) 2x Strategy Funds.

WHO MAY WANT TO INVEST IN THE FUNDS

The Funds may be appropriate for investors who believe that over the long-term, the value of a particular index will increase or decrease, and that by investing with the objective of doubling the index's daily return they will achieve superior results over time. Investors should understand that since each Fund seeks to double the daily performance of the index underlying its benchmark, it should have twice the daily volatility of a conventional index fund. This increases the potential risk of loss.

The Funds may be appropriate for investors who use an investment strategy that relies on frequent buying, selling, or exchanging among stock mutual funds, since the Funds do not limit how often an investor may exchange among Funds. In addition, the Funds do not impose any transaction fees when investors exchange shares. The Funds provide multiple opportunities for investors to capitalize on market trends and to capture market momentum with intra-day Fund share pricing and trading. Dynamic asset allocators may also utilize intra-day trading as a defensive strategy to react to market movements before investments are adversely affected.


The Funds may also be appropriate for investors who use an investment strategy that involves the strategic allocation of investments among different asset

                                [GRAPHIC OMITTED]

44


classes. By utilizing consistently applied leverage, the Funds' investment strategies can create alternative investment opportunities for strategic asset allocators who seek to match the daily return of the S&P 500 Index, NASDAQ-100 Index(R), Dow Jones Industrial Average(SM), or Russell 2000(R) Index, because less capital is needed to achieve a desired exposure. For example, an investor might invest $50,000 in a conventional Russell 2000(R) Index fund. Alternatively, that same investor could invest half that amount - $25,000 - in the Russell 2000(R) 2x Strategy Fund and target the same daily return. This increased cash position could then be used for a tactical overlay, such as the introduction of an additional asset class or an undervalued market sector.


OTHER INVESTMENT PRACTICES AND STRATEGIES

Please see the Statement of Additional Information (the "SAI") for a more complete list of portfolio investment strategies, permitted investments and related risks.

PORTFOLIO HOLDINGS

A description of the Funds' policies and procedures with respect to the disclosure of Fund portfolio securities is available in the SAI.

                                [GRAPHIC OMITTED]

                                                                   PROSPECTUS 45


INVESTING WITH RYDEX:
--------------------------------------------------------------------------------
SHAREHOLDER INFORMATION

H-Class Shares are offered directly through Rydex Fund Services Inc. and also through authorized securities brokers and other financial intermediaries.

OPENING YOUR ACCOUNT

You will need to open a Rydex shareholder account to make share transactions - buy, sell or exchange shares of the Funds. You can request an account application by calling Rydex Client Services at 800.820.0888 or 301.296.5406 or simply download an application from the Rydex web site - www.rydexinvestments.com. Certain account types may be opened online via the website. For more information on opening an account, call Rydex Client Services at 800.820.0888 or 301.296.5406 or visit www.rydexinvestments.com.

The type of application you will need depends on the type of account you want to open. For example, if you are opening a retirement account, such as an IRA, you will need to complete a different application than you would if you were opening a taxable account. When you call Rydex to request an account application, be sure to let the Client Services representative know what type of account you want to open to ensure that you receive the correct application.

If you open your account through a broker or other financial intermediary, your financial intermediary will ordinarily assist you in completing the necessary application to open your account with Rydex.

--------------------------------------------------------------------------------
MINIMUM AMOUNTS FOR ESTABLISHING ACCOUNTS

The minimum initial investment amounts for accounts held through a third party (E.G., a brokerage account) are:

      o     $1,000 for retirement accounts

      o     $2,500 for all other accounts

Accounts held DIRECTLY at Rydex are subject to a minimum account balance of $25,000 FOR NON-MANAGED ACCOUNTS (INCLUDING RETIREMENT ACCOUNTS) and $15,000 FOR ACCOUNTS MANAGED BY FINANCIAL INTERMEDIARIES. Accounts opened through a financial intermediary (non-direct) will be subject to your financial intermediary's minimum initial investment amount and minimum account balance requirements, which may be different than the amounts above.

To open an IRA account with Rydex directly, you must transfer an existing IRA (or multiple IRAs) in order to meet the minimum investment amount requirements.

There are no minimum amounts for subsequent investments in the Funds except for subsequent investments made via Automated Clearing House ("ACH"). For more information about subsequent investments via ACH please see "Purchase Procedures." Rydex reserves the right to modify its minimum account requirements at any time, with or without prior notice to you.
--------------------------------------------------------------------------------

                                [GRAPHIC OMITTED]

46


TIPS TO SUCCESSFULLY COMPLETE YOUR ACCOUNT APPLICATION

      o You must provide each account holder's social security number or tax ID number and date of birth on the application to avoid a delay in processing.

      o Attach a copy of the trust document when establishing a trust account.

      o When establishing an account for your corporation, partnership or self directed retirement plan, please indicate the correct account type to ensure proper tax reporting, and provide a copy of one of the following documents: registered articles of incorporation, government-issued business license, partnership papers, plan documents or other official documentation that verifies the entity and lists the authorized individuals. Failure to provide this documentation may result in a delay in processing your application.

      o You must provide a street address (Rydex does not accept P.O. Box only addresses). If any joint owner has a different address than the account registration, please indicate what it is on the application.

      o     BE SURE TO SIGN THE APPLICATION.

      o If you open an account directly with Rydex you will receive a confirmation statement by mail confirming your initial purchase. Review this confirmation carefully to ensure that all of the information is correct. Notify us promptly of any errors.

TRANSACTION INFORMATION
--------------------------------------------------------------------------------

This section provides important information about the procedures that you must follow when you buy, sell or exchange shares of the Funds. You may submit transaction orders to buy, sell or exchange Fund shares on any day that the NYSE is open for business (a "Business Day"). On any day that the Federal Reserve Bank of New York or the NYSE closes early, the principal government securities and corporate bond markets close early (such as on days in advance of holidays generally observed by participants in these markets), or as permitted by the U.S. Securities and Exchange Commission (the "SEC"), the Funds reserve the right to advance the time that NAV is calculated and, correspondingly, the time by which purchase and redemption orders must be received.

TRANSACTION CUT-OFF TIMES

All shareholder transaction orders are processed at the NAV next determined after your transaction order is received with all of the necessary information, sometimes referred to as "good order," by the Funds' transfer agent, distributor, or authorized dealer. The following transaction cut-off times have been established

                                [GRAPHIC OMITTED]

                                                                   PROSPECTUS 47


in order to allow the transfer agent appropriate time to report the current day's trading activity to the Funds' Advisor. Any application that is sent to the transfer agent does not constitute a purchase order until the transfer agent processes the application and receives correct payment by check, wire transfer or ACH.

--------------------------------------------------------------------------------
                            MORNING                     AFTERNOON
METHOD                      CUT-OFF                     CUT-OFF
--------------------------------------------------------------------------------
By Mail                     Not Available               Market Close
--------------------------------------------------------------------------------
By Phone                    10:30 A.M., Eastern Time    3:45 P.M., Eastern Time
--------------------------------------------------------------------------------
By Internet                 10:30 A.M., Eastern Time    3:55 P.M., Eastern Time
--------------------------------------------------------------------------------
By Financial Intermediary   10:30 A.M., Eastern Time*   Market Close*
--------------------------------------------------------------------------------


* EACH FINANCIAL INTERMEDIARY MAY HAVE ITS OWN RULES ABOUT SHARE TRANSACTIONS, AND MAY HAVE EARLIER CUT-OFF TIMES FOR PROCESSING YOUR TRANSACTION ORDER.


EARLY TRANSACTION CUT-OFF TIMES

On any day that a Fund calculates NAV earlier than normal, as described below, Rydex reserves the right to advance the time on that day by which shareholder transaction orders must be received by the transfer agent.

--------------------------------------------------------------------------------
CALCULATING NAV

The price at which you buy, sell and exchange shares is the net asset value per share, which is also known as NAV.

Each Fund calculates its NAV by:

o     Taking the current market value of its total assets

o     Subtracting any liabilities

o     Dividing that amount by the total number of shares owned by shareholders


The Funds calculate NAV twice each Business Day, first in the morning and again in the afternoon, on each day the NYSE is open for trading. The morning NAV is calculated as of 10:45 a.m., Eastern Time and the afternoon NAV is calculated as of the regularly scheduled close of normal trading on the NYSE (normally, 4:00 p.m., Eastern Time). If the NYSE closes early - such as on days in advance of holidays generally observed by the NYSE - the Funds may calculate NAV as of the earlier closing time in accordance with the policies set forth in the Funds' SAI. These dates are listed in the SAI. For more information on these early closings, please call 800.820.0888 or visit the Rydex web site - www.rydexinvestments.com.


In calculating NAV, each Fund generally values its investment portfolio based on the market price of the securities as of the time the Fund determines NAV. If market prices are unavailable or a Fund thinks that they are
--------------------------------------------------------------------------------

                                [GRAPHIC OMITTED]

48


--------------------------------------------------------------------------------
unreliable, the Fund prices those securities at fair value as determined in good faith using methods approved by the Board of Trustees. For example, market prices may be unavailable if trading in a particular portfolio security was halted during the day and did not resume prior to a Fund's NAV calculation. The Funds may view market prices as unreliable when the value of a security has been materially affected by events occurring after the market closes, but prior to the time as of which the Funds calculate NAV.

The use of fair valuation in pricing a security involves the consideration of a number of subjective factors and therefore, is susceptible to the unavoidable risk that the valuation may be higher or lower than the price at which the security might actually trade if a reliable market price were readily available.

More information about the valuation of the Funds' holdings can be found in the SAI.
--------------------------------------------------------------------------------

TRANSACTIONS THROUGH YOUR FINANCIAL INTERMEDIARY

If you opened your account through a financial intermediary, you will ordinarily submit your transaction orders through that financial intermediary. Your financial intermediary is responsible for ensuring that your transaction order is in good order, and promptly transmitting your order to the Funds. Transaction orders received in good order by your financial intermediary will be processed at the Funds' next determined NAV. Financial intermediaries may charge fees for the services they provide to you in connection with processing your transaction order or maintaining your account with them. Each financial intermediary may also have its own rules about minimum initial investment amounts, minimum account balances, share transactions, limits on the number of share transactions you are permitted to make in a given time period, and may have different cut-off times for processing your transaction order. For more information about your financial intermediary's rules and procedures, you should contact your financial intermediary directly.

BUYING FUND SHARES
--------------------------------------------------------------------------------
The Funds offer their shares continuously and investors may submit purchase orders to buy shares on any Business Day. However, Rydex reserves the right to reject or refuse, in whole or in part, any purchase order for Fund shares. Purchase orders, like any other share transaction, are subject to the Funds' transaction cut-off times and will be processed at the NAV next determined after your purchase order is received in good order.

                                [GRAPHIC OMITTED]

                                                                   PROSPECTUS 49


PURCHASE PROCEDURES


The Funds offer you the option to submit purchase orders through your financial intermediary or send purchase orders by mail, fax or internet and send purchase proceeds by check, wire transfer or ACH. The Funds do not accept cash or cash equivalents (such as travelers' checks, money orders, or bearer bonds), government checks, third-party checks, starter checks or checks drawn on a line of credit (including credit card convenience checks). Cashiers checks, bank checks, official checks and treasurers' checks less than or equal to $10,000 are also not accepted. Rydex reserves the right to refuse other payment instruments if, in the sole discretion of Fund management, it is deemed to be in the best interests of the Funds. Any payment instrument refused will generally be returned to you within twenty-four (24) hours of Rydex's refusal to accept such instrument, but in no event later than seventy-two (72) hours after such refusal.

Retirement Contributions will be coded for the year in which they are received unless otherwise instructed in writing at the time of the contribution.

You may buy shares and send your purchase proceeds by any of the following methods:

                                [GRAPHIC OMITTED]

50


--------------------------------------------------------------------------------
                           INITIAL PURCHASE            SUBSEQUENT PURCHASES
                  --------------------------------------------------------------
                  Complete the account             Complete the Rydex investment
                  application that corresponds     slip included with your
                  to the type of account you       quarterly statement or send
                  are opening.                     written purchase instructions
                                                   that include:

                  o   MAKE SURE TO DESIGNATE
                      THE RYDEX FUND(S) YOU        o   YOUR NAME
                      WANT TO PURCHASE.
                                                   o  YOUR SHAREHOLDER ACCOUNT
BY MAIL           o   MAKE SURE YOUR INVESTMENT       NUMBER
                      MEETS THE ACCOUNT
IRA AND OTHER         MINIMUM.                     o  THE RYDEX FUND(S) YOU WANT
RETIREMENT                                            TO PURCHASE.
ACCOUNTS REQUIRE  --------------------------------------------------------------
ADDITIONAL                Make your check payable to RYDEX INVESTMENTS.
PAPERWORK.        --------------------------------------------------------------
                         Your check must be drawn on a U.S. bank and payable
                                          in U.S. Dollars.
                  --------------------------------------------------------------
CALL RYDEX           Include the name of the Rydex Fund(s) you want to purchase
CLIENT SERVICES                           on your check.
TO REQUEST A
RETIREMENT              IF YOU DO NOT SPECIFY WHICH RYDEX FUND(S) YOU WANT TO
ACCOUNT INVESTOR       PURCHASE, YOUR INVESTMENT WILL BE CREDITED TO THE RYDEX
APPLICATION KIT.        U.S. GOVERNMENT MONEY MARKET FUND, WHICH IS OFFERED IN A
                                        SEPARATE PROSPECTUS.

                  --------------------------------------------------------------
                      Mail your application and      Mail your written purchase
                             check to:               instructions and check to:
                  --------------------------------------------------------------
                  MAILING ADDRESS:
                  Rydex Investments
                  Attn: Ops. Dept.
                  9601 Blackwell Road, Suite 500
                  Rockville, MD 20850
--------------------------------------------------------------------------------

                                [GRAPHIC OMITTED]

                                                                   PROSPECTUS 51


--------------------------------------------------------------------------------
                          INITIAL PURCHASE             SUBSEQUENT PURCHASES
                   -------------------------------------------------------------
                   Submit new account              Be sure to designate in your
                   paperwork, and then call        wire instructions the Rydex
                   Rydex to obtain your            Fund(s) you want to purchase.
                   account number.

                   o  MAKE SURE TO DESIGNATE
                      THE RYDEX FUND(S) YOU
                      WANT TO PURCHASE.

                   o  MAKE SURE YOUR INVESTMENT
                      MEETS THE ACCOUNT MINIMUM.
BY WIRE            -------------------------------------------------------------

RYDEX CLIENT       To obtain "same-day credit" (to get that Business Day's NAV)
SERVICES PHONE     for your purchase order, YOU MUST CALL RYDEX CLIENT SERVICES
NUMBER:            AND PROVIDE THE FOLLOWING INFORMATION PRIOR TO THE
                   TRANSACTION CUT-OFF TIME FOR THE RYDEX FUND(S) YOU ARE
800.820.0888       PURCHASING:

OR                 o  Account Number

301.296.5406       o  Fund Name

                   o  Amount of Wire

                   o  Fed Wire Reference Number (upon request)

                   You will receive a confirmation number to verify that your purchase order has been accepted.

                     IF YOU DO NOT NOTIFY RYDEX CLIENT SERVICES OF THE INCOMING
                      WIRE, YOUR PURCHASE ORDER WILL NOT BE PROCESSED UNTIL THE
                           BUSINESS DAY FOLLOWING THE RECEIPT OF THE WIRE.
                   -------------------------------------------------------------
                   WIRE INSTRUCTIONS:
                   U.S. Bank
                   Cincinnati, OH
                   Routing Number: 0420-00013
                   For Account of: Rydex Investments
                   Account Number: 48038-9030
                   [Your Name]
                   [Your shareholder account number]

                   IF YOU DO NOT SPECIFY THE RYDEX FUND(S) YOU WANT TO PURCHASE, YOUR INVESTMENT WILL BE CREDITED TO THE RYDEX U.S. GOVERNMENT MONEY MARKET FUND, WHICH IS OFFERED IN A SEPARATE PROSPECTUS.
--------------------------------------------------------------------------------

                                [GRAPHIC OMITTED]

52


--------------------------------------------------------------------------------
                           INITIAL PURCHASE             SUBSEQUENT PURCHASES
                   -------------------------------------------------------------
                   Submit new account paperwork,   SUBSEQUENT PURCHASES MADE
                   and then call Rydex to obtain   VIA ACH MUST BE A MINIMUM
                   your account number.            OF $50. To make a subsequent
                   Be sure to complete the         purchase, send written
                   "Electronic Investing via       purchase instructions that
BY ACH             (ACH)" section. Then, fax       include:
(FAX)              it to Rydex. (ONLY
                   Individual, Joint and           o  YOUR NAME
RYDEX FAX          UGMA/UTMA accounts may be
NUMBER:            opened by fax).                 o  YOUR SHAREHOLDER ACCOUNT
                                                      NUMBER
301.296.5103       o  MAKE SURE TO INCLUDE A
                      LETTER OF INSTRUCTION        o  THE RYDEX FUND(S) YOU WANT
                      REQUESTING THAT WE PROCESS      TO PURCHASE
                      TO YOUR PURCHASE BY ACH.
                                                   o  ACH BANK INFORMATION (IF
                   o  MAKE SURE TO DESIGNATE THE      NOT ON RECORD).
                      RYDEX FUND(S) YOU WANT TO
                      PURCHASE.

                   o  MAKE SURE YOUR INVESTMENT
                      MEETS THE ACCOUNT MINIMUM.
--------------------------------------------------------------------------------

BY ACH                       Follow the directions on the Rydex web site -
(INTERNET)                           www.rydexinvestments.com

--------------------------------------------------------------------------------

CANCELLED PURCHASE ORDERS

Rydex will ordinarily cancel your purchase order under the following circumstances:

      o     if your bank does not honor your check for any reason

      o     if the transfer agent (Rydex) does not receive your wire transfer

      o     if the transfer agent (Rydex) does not receive your ACH transfer

      o     if your bank does not honor your ACH transfer

IF YOUR PURCHASE ORDER IS CANCELLED FOR ANY OF THESE REASONS, YOU WILL NOT BE ENTITLED TO BENEFIT FROM ANY INCREASE IN NAV THAT THE FUND(S) MAY HAVE EXPERIENCED FROM THE TIME OF YOUR ORDER TO THE TIME OF ITS CANCELLATION. IN ADDITION, IF THE FUND(S) NAV DECREASES IN VALUE FROM THE TIME OF YOUR ORDER TO THE TIME OF ITS CANCELLATION, THE FUND(S) WILL HOLD YOU LIABLE FOR ANY LOSSES THAT IT INCURS AS A RESULT OF YOUR CANCELLED ORDER.

                                [GRAPHIC OMITTED]

                                                                   PROSPECTUS 53


SELLING FUND SHARES
--------------------------------------------------------------------------------


The Funds redeem their shares continuously and investors may sell their shares back to the Funds on any Business Day. You may redeem all or any portion of your Fund shares at the Funds' next determined NAV calculated after your redemption order is received in good order by the transfer agent. Redemption orders, like any other share transaction, are subject to the Funds' transaction cutoff times and will be processed at the NAV next determined after your redemption order is received in good order by the transfer agent or your financial intermediary.

The Funds may suspend your right to redeem your shares during times when trading on the NYSE is suspended or restricted, or otherwise as permitted by the SEC. The Funds reserve the right to pay all or part of your redemption proceeds in liquid securities with a market value equal to the redemption price. If a Fund redeems your shares in kind, you may bear transaction costs and will bear market risks until such time as such securities are converted to cash.


REDEMPTION PROCEDURES

You will ordinarily submit your transaction order through your financial intermediary or other securities dealers through which you opened your shareholder account or through Rydex directly. The Funds also offer you the option to send redemption orders to Rydex by:

--------------------------------------------------------------------------------
                 Rydex Investments
   MAIL          Attn: Ops. Dept.
                 9601 Blackwell Road, Suite 500
                 Rockville, MD 20850
--------------------------------------------------------------------------------
                 301.296.5103

   FAX If you send your redemption order by fax, you must call Rydex Client Services at 800.820.0888 or 301.296.5406 to verify that your fax was received and when it will be processed.

--------------------------------------------------------------------------------
TELEPHONE        800.820.0888 or 301.296.5406 (not available for retirement accounts)
--------------------------------------------------------------------------------

Whether you transmit your redemption order by mail, fax or telephone, you must include the following information in your redemption order:

      o     your name

      o     your shareholder account number

      o     Fund name(s)

      o     dollar amount or number of shares you would like to sell

      o whether you want your sale proceeds sent to you by check, wire or ACH (a new alternate payee or new wire instructions may require a signature guarantee)

      o signature of account owner(s) (not required for telephone redemptions)

                                [GRAPHIC OMITTED]

54


You may only place a redemption order if you are the registered owner of the account or the registered owner has given Rydex written authorization to allow you to make redemptions from the account. You will receive a confirmation number for your redemption. Please retain it for your records.

DISTRIBUTIONS FROM QUALIFIED RETIREMENT ACCOUNTS

Distributions from your tax-qualified plan or individual retirement account
(IRA) may have adverse tax consequences to you. You should consult your tax adviser before redeeming shares and making distributions from your tax-qualified plan or IRA account. All requests for distributions of redemption proceeds from tax-qualified plan and IRA accounts must be in writing. All distributions from tax-qualified plans and IRAs are subject to tax withholding rules.

RECEIVING YOUR REDEMPTION PROCEEDS

Your redemption proceeds normally will be sent within seven days of the transfer agent receiving your request. For redemption orders that settle on federal bank holidays, your redemption proceeds will be sent on the next Business Day following the holiday. FOR INVESTMENTS MADE BY CHECK OR ACH (NOT WIRE PURCHASES), PAYMENT OF REDEMPTION PROCEEDS MAY BE DELAYED UNTIL THE TRANSFER AGENT IS REASONABLY SATISFIED THAT YOUR PURCHASE HAS CLEARED. IT MAY TAKE UP TO 15 DAYS FOR YOUR PURCHASE TO CLEAR.

All redemptions will be mailed to your address of record, sent electronically via ACH or wired to your bank account of record. You may request overnight mail service for an additional fee. If you request payment of redemption proceeds to a third party or to a location other than your address of record or bank account of record, your redemption request must be IN WRITING AND MUST INCLUDE A SIGNATURE GUARANTEE AND MAY NOT BE FAXED.

--------------------------------------------------------------------------------
SIGNATURE GUARANTEES

Signature guarantees help protect you and your account against fraud. You can obtain a signature guarantee at most banks and financial intermediaries. A notary public cannot provide a signature guarantee. You may not use fax to transmit a signature guarantee to the Funds.
--------------------------------------------------------------------------------

LOW BALANCE ACCOUNTS

To offset the administrative expense of servicing small accounts, the Funds may impose, without additional notice, an administrative fee of $15 per year during periods where your account balance falls below the account minimum requirements for any reason. The Funds may redeem your shares if the value of your account falls below the required minimum investment amount. However, the Funds will provide you with at least 30 days' written notice to allow you sufficient time to add to your account and avoid the redemption of your shares.

                                [GRAPHIC OMITTED]

                                                                   PROSPECTUS 55


EXCHANGING FUND SHARES
--------------------------------------------------------------------------------


Unlike most mutual funds, the Funds offer unlimited exchange privileges with no minimum holding periods or transaction fees. An exchange is when you sell shares of one Rydex Fund and use the proceeds from that sale to purchase shares of another Rydex Fund. Investors may make exchanges on any Business Day of Investor Class Shares or H-Class Shares of any Rydex Fund for Investor Class Shares or H-Class Shares of any other Rydex Fund on the basis of the respective NAVs of the shares involved. Exchange requests, like any other share transaction, will be processed at the NAV next determined after your exchange order is received in good order. Exchanges involving other Rydex Funds not included in this Prospectus may be subject to different transaction cut-off times. All exchange requests must be received by the Rydex Funds' transfer agent or your financial intermediary prior to the cut-off time of the Rydex Fund you are exchanging out of or the Rydex Fund you are exchanging into, whichever is earlier, to be processed at that Business Day's NAV. See "Exchanges with Other Rydex Funds" for additional information. The exchange privilege may be modified or discontinued at any time.


EXCHANGE PROCEDURES

You will ordinarily submit your transaction order through your financial intermediary or other securities dealers through which you opened your shareholder account or through Rydex directly. The Funds also offer you the option to send exchange requests to Rydex by:

--------------------------------------------------------------------------------
                 Rydex Investments
   MAIL          Attn: Ops. Dept.
                 9601 Blackwell Road, Suite 500
                 Rockville, MD 20850
--------------------------------------------------------------------------------
                 301.296.5101

   FAX           If you send your exchange request by fax, you must call Rydex
                 Client Services at 800.820.0888 to verify that your fax was received and when it will be processed.
--------------------------------------------------------------------------------
 TELEPHONE       800.820.0888 OR 301.296.5406
--------------------------------------------------------------------------------
 INTERNET        Follow the directions on the Rydex web site -
                 www.rydexinvestments.com
--------------------------------------------------------------------------------

Whether you transmit your exchange request by mail, fax, telephone or internet, you must include the following information in your exchange request:

      o     your name

      o     your shareholder account number

      o Fund name(s) you are exchanging out of (selling) and Fund name(s) you are exchanging into (buying)

                                [GRAPHIC OMITTED]

56


      o dollar amount, number of shares or percentage of Fund position involved in the exchange

      o signature of account owner(s) (not required for telephone or internet exchanges)

You may only place exchange orders if you are the registered owner of the account or the registered owner has given Rydex written authorization to allow you to trade the account. You will receive a confirmation number for your exchange. Please retain it for your records.

MINIMUM EXCHANGE AMOUNTS

The minimum amount for an exchange is either $1,000 or 100% of the Fund position from which the exchange is coming, whichever is less. If you are exchanging the minimum amount, you may not split the proceeds between multiple Rydex Funds. If you place exchange transactions in shares or in percentages, the minimum exchange amount still applies. This minimum may be waived for accounts that are part of an asset allocation strategy.

EXCHANGES WITH OTHER RYDEX FUNDS

On any Business Day, investors may make exchanges of H-Class Shares of any Fund for Investor Class Shares or H-Class Shares (or Advisor Class Shares, if applicable) of any Rydex Fund not offered in this Prospectus. WHILE MOST RYDEX FUNDS OFFER UNLIMITED EXCHANGE PRIVILEGES WITH NO MINIMUM HOLDING PERIODS OR TRANSACTION FEES, CERTAIN RYDEX FUNDS DO NOT ALLOW UNLIMITED TRADING. IF YOU ARE CONTEMPLATING AN EXCHANGE FOR SHARES OF ANY RYDEX FUND NOT OFFERED IN THIS PROSPECTUS, YOU SHOULD OBTAIN AND REVIEW THAT RYDEX FUND'S CURRENT PROSPECTUS BEFORE MAKING THE EXCHANGE. You can obtain a prospectus for any Rydex Fund not offered in this Prospectus by calling 800.820.0888 or 301.296.5406 or visiting the Rydex web site at www.rydexinvestments.com.

RYDEX ACCOUNT POLICIES
--------------------------------------------------------------------------------

SHAREHOLDER IDENTIFICATION AND VERIFICATION

Federal regulations may require the Funds to obtain your name, your date of birth (for a natural person), your residential street address or principal place of business and your Social Security Number, Employer Identification Number or other government issued identification when you open an account. Additional information may be required in certain circumstances or to open accounts for corporations or other entities. The Funds may use this information to attempt to verify your identity. The Funds may not be able to establish an account if the necessary information is not received. The Funds may also place limits on account transactions while they are in the process of attempting to verify your

                                [GRAPHIC OMITTED]

                                                                   PROSPECTUS 57


identity. Additionally, if the Funds are unable to verify your identity after your account is established, the Funds may be required to redeem your shares and close your account.

Rydex provides accounts for U.S. citizens and resident aliens. We will not open a new account for any non-resident aliens (natural person or entity). If you are unsure of your status please consult your tax adviser. Non-resident aliens may hold Rydex Funds through a financial intermediary, subject to that financial intermediary's requirements.


Customer identification and verification is part of the Funds' overall obligation to deter money laundering under applicable law. The Funds have adopted an anti-money laundering compliance program designed to prevent the Funds from being used for money laundering or the financing of terrorist activities. In this regard, the Funds reserve the right to (i) refuse, cancel or rescind any purchase or exchange order, (ii) freeze any account and/or suspend account services or (iii) involuntarily close your account in cases of threatening conduct or suspected fraudulent or illegal activity. These actions will be taken when, in the sole discretion of Fund management, they are deemed to be in the best interests of the Funds or in cases when the Funds are requested or compelled to do so by governmental or law enforcement authority. If your account is closed at the request of governmental or law enforcement authority, you may not receive proceeds of the redemption if the Funds are required to withhold such proceeds.


CHANGES TO YOUR ACCOUNT

For information on what is required to make changes and/or additions to your account and to obtain the appropriate forms, please visit the Rydex web site at www.rydexinvestments.com or call 800.820.0888 or 301.296.5406. If you own shares that are registered in your intermediary's name, and you want to transfer the registration to another intermediary or want the shares registered in your name, then you should contact your intermediary for instructions on how to make this change.

TRANSACTIONS OVER TELEPHONE OR INTERNET

Internet and telephone transactions are extremely convenient, but are not risk free. To ensure that your internet and telephone transactions are safe, secure, and as risk-free as possible, the Rydex Funds have instituted certain safeguards and procedures for determining the identity of web site users (including the use of secure passwords and 128-bit encryption technology) and telephone callers and authenticity of instructions. As a result, neither the Funds nor their transfer agent will be responsible for any loss, liability, cost, or expense for following internet, telephone or wire instructions they reasonably believe to be genuine.

                                [GRAPHIC OMITTED]

58


If you or your intermediaries make exchange requests by telephone or internet, you will generally bear the risk of any loss. Neither the Funds, nor their transfer agent, are responsible for internet transactions that are not received.

During periods of unusually high market activity or other times, it may be difficult to reach Rydex by telephone or access our internet site. Rydex and its affiliates will not be liable for any losses resulting from a cause over which Rydex or its affiliates do not have direct control, including but not limited to the failure of electronic or mechanical equipment or communication lines, telephone or other interconnect problems (E.G., if you are unable to access your online service provider), input errors on the internet, severe weather, facilities emergencies, earthquakes, floods and strikes or other labor problems. If you are not able to reach Rydex by your regular medium, consider sending written instructions.

STATEMENTS & CONFIRMATIONS

You will receive statements and trade confirmations of your investment transactions. You may elect to suppress trade confirmations by requesting this option in writing or via the internet. You may choose to receive your confirmations and/or statements either by mail or electronically.

eDELIVERY SERVICES

eDelivery offers shareholders the convenience of receiving most communications (such as trade confirmations, statements, prospectuses and shareholder reports, etc.) from the Funds through the web via email notification. For more information on eDelivery, please visit the Rydex web site at www.rydexinvest-ments.com. The Funds reserve the right to discontinue your eDelivery service if two (2) or more e-mail notices are returned as undeliverable.

RYDEX EXPRESS LINE - 1(800) 717-7776

You may access information about the Rydex Funds and your Rydex account anytime with the Rydex Express Line. This automated line gives you telephone access to Rydex Fund information including NAVs, daily factors, fund assets and distributions as well as balance and history information on your Rydex account.

SERVICE AND OTHER FEES

Rydex may charge the following administrative fees on accounts held directly through the Funds' transfer agent for services associated with the following:

      o $15 for wire transfers of redemption proceeds under $5,000 for accounts that are not eligible for an account fee waiver. Please see "Account Fee Waivers" to determine if you are eligible for such a waiver.

                                [GRAPHIC OMITTED]

                                                                   PROSPECTUS 59


      o     $50 on purchase checks returned for insufficient funds

      o $25 to stop payment of a redemption check within 10 Business Days of the settlement date

      o $15 for standard overnight packages (fee may be higher for special delivery options)

      o     $25 for bounced draft checks or ACH transactions

      o     $15 per year for low balance accounts

      o The Funds reserve the right, upon notice, to charge you a fee to cover the costs of special requests for information that require extensive research or employee resources. Such requests could include a request for historical account transcripts or the retrieval of a significant number of documents.

Rydex reserves the right to change any of these fees or add additional service fees at any time.

RETIREMENT ACCOUNT FEES

Certain retirement plans such as IRA, SEP, Roth IRA and 403(b) accounts are charged an annual $15 maintenance fee. Upon liquidating your retirement account, a $15 account-closing fee (and any unpaid annual maintenance fee) will be deducted from the proceeds of your redemption. You may pay the annual maintenance fee at any time during the calendar year by sending Rydex a check. If the annual maintenance fee is not paid separately prior to December, it will be deducted from your account.

ACCOUNT FEE WAIVERS

The following fees will be waived for accounts with balances equal to or greater than $250,000 at the time the fee is charged: the annual maintenance fee for retirement accounts; and the wire transfer charge of $15 for wire redemptions less than $5,000. Additionally, the wire transfer charge of $15 for wire redemptions less than $5,000 will be waived for accounts that are held directly through the Fund's transfer agent that also have an adviser.

FREQUENT PURCHASES AND REDEMPTIONS OF FUND SHARES

Because the Funds are designed and operated to accommodate frequent trading by shareholders and, unlike most mutual funds, offer unlimited exchange privileges with no minimum holding periods or transaction fees, the Funds' Board of Trustees has not adopted policies and procedures designed to prevent market timing or to monitor for frequent purchases and redemptions of Fund shares. A significant portion of the assets of the Funds come from investors who take part in certain strategic and tactical asset allocation programs. The Funds anticipate

                                [GRAPHIC OMITTED]

60


that investors who take part in these programs may frequently redeem or exchange shares of the Funds, which may cause the Funds to experience high portfolio turnover. Higher portfolio turnover may result in the Funds paying higher levels of transaction costs and generating greater tax liabilities for shareholders. In addition, large movements of assets into and out of the Funds may negatively impact the Funds' ability to achieve their respective investment objectives.

RIGHTS RESERVED BY THE FUNDS


The Funds reserve the right to close your account in cases of suspected fraudulent or illegal activity in accordance with applicable law. This action may be taken when, in the sole discretion of Fund management, it is deemed to be in the best interests of the Funds or in cases where the Funds are requested or compelled to do so by applicable law. If your account is closed at the request of governmental or law enforcement authority or pursuant to applicable law, you may not receive proceeds of the redemption if the Funds are required to withhold such proceeds.


DISTRIBUTION AND SHAREHOLDER SERVICES
--------------------------------------------------------------------------------

The Funds have adopted a Distribution Plan and a Shareholder Services Plan with respect to H-Class Shares that allows the Funds to pay distribution and/or services fees to Rydex Distributors, Inc. (the "Distributor") and other firms that provide distribution and/or shareholder services ("Service Providers"). The Funds will pay distribution fees to the Distributor at an annual rate not to exceed 0.25% of average daily net assets, pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended. If a Service Provider provides shareholder services, the Funds will pay service fees to the Distributor at an annual rate not to exceed 0.25% of the average daily net assets of a Fund. The Distributor will, in turn, pay the Service Provider for the services it provides. Because the Funds pay these fees out of assets on an ongoing basis, over time these fees may cost you more than other types of sales charges and will increase the cost of your investment.

COMPENSATION TO DEALERS

The Advisor, at its expense, may provide compensation to financial intermediaries for the sale of Fund shares. These payments may be made, at the discretion of the Advisor, to certain dealers who have sold shares of the Rydex Funds. The level of payments made to dealers will generally vary, but may be significant. These payments may provide an incentive for dealers to sell shares of the Rydex Funds and promote the retention of their customer's assets in the

                                [GRAPHIC OMITTED]

                                                                   PROSPECTUS 61


Funds. Any payments described above will not change the price paid by investors for the purchase of the applicable Rydex Fund's shares or the amount that any particular Rydex Fund will receive as proceeds from such sales. The Advisor determines the extent of such payments in its sole discretion in response to requests from dealer firms, based on factors it deems relevant, such as the dealer's sales, assets, share class utilized and the quality of the dealer's relationship with the Advisor. The Advisor periodically determines the advisability of continuing these payments. The Advisor may also pay expenses associated with meetings that facilitate educating financial advisers and shareholders about the Rydex Funds that are conducted by dealers.

DIVIDENDS AND DISTRIBUTIONS
--------------------------------------------------------------------------------

TIMING OF PAYMENTS


Income dividends, if any, are paid at least annually by each of the Funds. If you own Fund shares on a Fund's record date, you will be entitled to receive the dividend. The Funds may declare and pay dividends on the same date. The Funds make distributions of capital gains, if any, at least annually. The Funds, however, may declare a special capital gains distribution if the Board of Trustees believes that such a distribution would be in the best interests of the shareholders of a Fund.


DIVIDEND PAYMENT OPTIONS

Dividends and distributions will be paid in the form of additional Fund shares unless you have elected to receive payment in cash. If you did not elect to receive cash payments of dividends and distributions on your application, you must notify the Funds in writing to change your election prior to the date of the next distribution. Your election will become effective for dividends paid after the Funds receive your written notice. To cancel your election, simply send written notice to the Funds. Dividends and distributions with values of $10 or less may be automatically reinvested.

TAX INFORMATION
-------------------------------------------------------------------------------

The following is a summary of some important tax issues that affect the Funds and their shareholders. The summary is based on current tax laws, which may be changed by legislative, judicial or administrative action. You should not consider this summary to be a detailed explanation of the tax treatment of the Funds, or the tax consequences of an investment in the Funds. MORE INFORMATION ABOUT TAXES IS LOCATED IN THE SAI. YOU ARE URGED TO CONSULT YOUR TAX ADVISER REGARDING SPECIFIC QUESTIONS AS TO FEDERAL, STATE AND LOCAL INCOME TAXES.

                                [GRAPHIC OMITTED]

62


TAX STATUS OF EACH FUND

Each Fund is treated as a separate entity for federal tax purposes, and intends to qualify for the special tax treatment afforded to regulated investment companies. As long as a Fund qualifies as a regulated investment company, it pays no federal income tax on the earnings it distributes to shareholders.

TAX STATUS OF DISTRIBUTIONS

      o Each Fund will, at least annually, distribute substantially all of its net investment income and net capital gains income.

      o The income dividends and short-term capital gains distributions you receive from the Funds will be taxed as either ordinary income or qualified dividend income. Dividends that are qualified dividend income are eligible for the reduced maximum rate to individuals of 15% (5% for individuals in lower tax brackets) to the extent that the Fund receives qualified dividend income.

      o Any long-term capital gains distributions you receive from a Fund are taxable as long-term capital gains regardless of how long you have owned your shares. Long-term capital gains are currently taxed at a maximum rate of 15%.

      o Absent further legislation, the maximum 15% tax rate on qualified dividend income and long-term capital gains will cease to apply to taxable years beginning after December 31, 2010.

      o Dividends and distributions are generally taxable to you whether you receive them in cash or in additional shares.

      o Corporate shareholders may be entitled to a dividends-received deduction for the portion of dividends they receive that are attributable to dividends received by a Fund from U.S. corporations, subject to certain limitations.

      o Long-term capital gains distributions will result from gains on the sale or exchange of capital assets held by a Fund for more than one year.

      o Distributions paid in January but declared by a Fund in October, November or December of the previous year may be taxable to you in the previous year.

      o A Fund will inform you of the amount of your ordinary income dividends, qualified dividend income, and long-term capital gain distributions shortly after the close of each calendar year.

      o If you hold your shares in a tax-qualified retirement account, you generally will not be subject to federal taxation on Fund distributions until you begin receiving distributions from your retirement account. You should consult your tax adviser regarding the tax rules that apply to your retirement account.

                                [GRAPHIC OMITTED]

                                                                   PROSPECTUS 63


TAX STATUS OF SHARE TRANSACTIONS

EACH SALE, EXCHANGE, OR REDEMPTION OF FUND SHARES MAY BE A TAXABLE EVENT TO YOU. For tax purposes, an exchange of Fund shares for shares of a different Rydex Fund is treated the same as a sale. You should consider the tax consequences of any redemption or exchange before making such a request, especially with respect to redemptions if you invest in the Funds through a tax-qualified retirement plan.

STATE TAX CONSIDERATIONS

A Fund is not liable for any income or franchise tax in Delaware as long as it qualifies as a regulated investment company for federal income tax purposes. In addition to federal taxes, distributions by the Funds and ownership of Fund shares may be subject to state and local taxes. You should consult your tax adviser regarding how state and local tax laws affect your investment in Fund shares.

MANAGEMENT OF THE FUNDS
--------------------------------------------------------------------------------

INVESTMENT ADVISOR


PADCO Advisors, Inc., which operates under the name Rydex Investments, is located at 9601 Blackwell Road, Suite 500, Rockville, Maryland 20850, and serves as investment adviser of the Funds. The Advisor has served as the investment adviser of the Rydex Funds since each Rydex Fund's inception.

The Advisor makes investment decisions for the assets of the Funds and continuously reviews, supervises, and administers each Fund's investment program. The Board of Trustees of the Trust supervises the Advisor and establishes policies that the Advisor must follow in its day-to-day management activities. Pursuant to an investment advisory agreement between the Trust and the Advisor, the Funds paid the Advisor a fee for the fiscal year ended December 31, 2007 at an annualized rate based on the average daily net assets of each Fund, as set forth below:

                                                                       ADVISORY
FUND                                                                     FEE
--------------------------------------------------------------------------------
S&P 500 2x STRATEGY ................................................    0.90%
INVERSE S&P 500 2x STRATEGY ........................................    0.90%
NASDAQ-100(R) 2x STRATEGY ..........................................    0.90%
INVERSE NASDAQ-100(R) 2x STRATEGY ..................................    0.90%
DOW 2x STRATEGY ....................................................    0.90%
INVERSE DOW 2x STRATEGY ............................................    0.90%
RUSSELL 2000(R) 2x STRATEGY ........................................    0.90%
INVERSE RUSSELL 2000(R) 2x STRATEGY ................................    0.90%

                                [GRAPHIC OMITTED]

64


The Advisor bears all of its own costs associated with providing these advisory services and the expenses of the members of the Board of Trustees who are affiliated with the Advisor. The Advisor may make payments from its own resources to broker-dealers and other financial institutions in connection with the sale of Fund shares.

A discussion regarding the basis for the Board's August 2007 approval of the Funds' investment advisory agreement is available in the Funds' December 31, 2007 Annual Report to Shareholders, which covers the period January 1, 2007 to December 31, 2007.


PORTFOLIO MANAGEMENT


Mike Byrum, President and Chief Investment Officer ("CIO") of Rydex Investments, leads the Portfolio Department. Mr. Byrum's senior management team, called the Investment Leadership Team ("ILT"), consists of five investment professionals that are responsible for overseeing different functions within the Portfolio Department. Including Mr. Byrum, those members include Michael Dellapa as the Director of Alternative Investment Strategies, Douglas Holmes as the Director of Stock Selection and Asset Allocation, David Reilly as the head of Portfolio Strategies, and Stephen Sachs as the Director of Trading. The role of the ILT is to set the overall policies of the Portfolio Department with respect to investment strategies and business development. The remainder of the Portfolio Department reports to the members of the ILT, and consists of a team of approximately 15 investment professionals that focus on research, trading, and implementing the portfolios.

On a day-to-day basis the following four individuals are jointly and primarily responsible for the management of the Funds.

MICHAEL P. BYRUM, CFA, President and CIO of Rydex Investments - As the CIO, Mr. Byrum has ultimate responsibility for the management of the Funds. In addition to generally overseeing all aspects of the management of all of the Rydex Funds, Mr. Byrum reviews the activities of Messrs. Dellapa, Harder, and Holmes. He has been associated with Rydex Investments since the Advisor was founded in 1993. Mr. Byrum was named the President of Rydex Investments in 2004 and has served as Chief Investment Officer of Rydex Investments since 2000. During this time, he has played a key role in the development of the firm's investment strategies and product offerings. As Senior Portfolio Manager, Mr. Byrum was instrumental in the launch of the NASDAQ-100(R), Precious Metals, Government Long Bond 1.2x Strategy, Inverse Government Long Bond Strategy, Inverse S&P 500 Strategy and Inverse NASDAQ-100(R) Strategy Funds, and helped to create the Sector Funds, all of which are offered in a separate prospectus. He was named Vice President of Portfolio for Rydex Investments in 1998, and Executive Vice President in 2000. Prior to joining

                                [GRAPHIC OMITTED]

                                                                   PROSPECTUS 65


Rydex Investments, Mr. Byrum worked for Money Management Associates, the investment adviser for Rushmore Funds, Inc. He holds a degree in finance from Miami University of Ohio and is a member of the CFA Institute and the Washington Society of Investment Analysts. Mr. Byrum has co-managed each Fund since its inception.

MICHAEL J. DELLAPA, CFA, CAIA, Director of Alternative Investment Strategies - Mr. Dellapa plays a key role in the development of new products and research processes and systems that enhance the management of all of the Rydex Funds. In particular, Mr. Dellapa focuses on the management of the Alternative Investment Funds, including the Absolute Return Strategies Fund and the Hedged Equity Fund, which are offered in a separate prospectus. Mr. Dellapa joined Rydex Investments in 2000 as a Research Analyst and was promoted to portfolio manager in 2003. During his tenure as a portfolio manager, he had direct oversight for the Russell 2000(R) 1.5x Strategy, Healthcare, Biotechnology, and Consumer Products Funds, all of which are offered in a separate prospectus. In 2005, Mr. Dellapa became Director of Investment Research and in 2007 became the Director of Alternative Investment Strategies. Prior to joining Rydex Investments, Mr. Dellapa worked as an equity analyst for Invista Capital and systems analyst for Accenture. He holds an engineering degree from the University of Maryland and MBA from the University of Chicago. Previously, he was owner/consultant of Dellapa Consulting Inc. as well as a senior consultant and an analyst at Andersen Consulting. Mr. Dellapa has co-managed each Fund since September 2005.

RYAN A. HARDER, CFA, Senior Portfolio Manager - Mr. Harder is involved in the management of all of the Rydex Funds, but focuses particularly on the management of the Domestic Equity, Domestic Equity-Style, International Equity, Fixed Income, and Alternative Investment Funds. Mr. Harder joined Rydex Investments in 2004 as an Assistant Portfolio Manager, was promoted to Portfolio Manager in 2005 and has served in his current capacity since 2008. He was instrumental in the launch of the Absolute Return Strategies, Hedged Equity, High Yield Strategy and Inverse High Yield Strategy Funds, all of which are offered in a separate prospectus. Prior to joining Rydex Investments, Mr. Harder served in various capacities with WestLB Asset Management, including as an Assistant Portfolio Manager, and worked in risk management at CIBC World Markets. He holds a B.A. in Economics from Brock University in Ontario, Canada and a Master of Science in International Securities, Investment and Banking from the ICMA Centre at the University of Reading in the U.K. Mr. Harder has co-managed each Fund since March 2008.

DOUGLAS HOLMES, CFA, Director of Stock Selection and Asset Allocation - As the Director of Stock Selection and Asset Allocation, Mr. Holmes oversees the development and daily maintenance of the stock selection and asset allocation

                                [GRAPHIC OMITTED]

66


methodologies employed by the Rydex Funds. While Mr. Holmes is involved in the management of all of the Rydex Funds, he focuses on the management of the Alternative Investment, Essential Portfolio and Sector Funds, all of which are offered in a separate prospectus. Mr. Holmes first became associated with Rydex as a consultant in September 2004. In October 2005, Mr. Holmes accepted a permanent position as the Strategic Advisor and in September 2007 was named the Director of Stock Selection and Asset Allocation. Mr. Holmes has been a member of the ILT since its inception. Prior to his association with Rydex, Mr. Holmes was a 20-year veteran of State Street Global Advisors as the department head of the US Indexing Department, the US Active Department, and finally the Global Enhanced Department. He holds a BS degree in mathematics from Northeastern University. Mr. Holmes has co-managed each Fund since March 2008.

Additional information about the portfolio managers' compensation, other accounts managed by the portfolio managers, and the portfolio managers' ownership of securities in the Funds is available in the SAI.

                                [GRAPHIC OMITTED]

                                                                   PROSPECTUS 67


--------------------------------------------------------------------------------

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                                [GRAPHIC OMITTED]

68


FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


The financial highlights tables are intended to help you understand the Funds' financial performance for the period of operations of H-Class Shares. Certain information reflects financial results for a single share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in a Fund (assuming reinvestment of all dividends and distributions). The information provided below for the period ending December 31, 2007 has

                                                        NET REALIZED    NET INCREASE
                                                       AND UNREALIZED    (DECREASE)                    DISTRIBUTIONS
                                NET ASSET     NET           GAINS       IN NET ASSET    DISTRIBUTIONS       FROM
                                  VALUE,   INVESTMENT     (LOSSES)     VALUE RESULTING    FROM NET          NET
                                BEGINNING    INCOME          ON             FROM         INVESTMENT       REALIZED        TOTAL
YEAR ENDED                      OF PERIOD   (LOSS)+      INVESTMENTS     OPERATIONS        INCOME          GAINS      DISTRIBUTIONS
-----------------------------------------------------------------------------------------------------------------------------------
S&P 500 2X STRATEGY FUND H-CLASS
  DECEMBER 31, 2007              $ 47.49      $ .41       $     .06       $     .47        $ (.33)         $   --        $  (.33)
  December 31, 2006                38.98       (.32)           9.62            9.30          (.79)             --           (.79)
  December 31, 2005                38.13       (.27)           1.53            1.26          (.41)             --           (.41)
  December 31, 2004                32.43       (.25)           5.95            5.70            --              --             --
  December 31, 2003                21.18       (.19)          11.44           11.25            --              --             --

INVERSE S&P 500 2X STRATEGY FUND H-CLASS
  DECEMBER 31, 2007                31.38        .99           (2.29)          (1.30)         (.92)             --           (.92)
  December 31, 2006                39.51       (.28)          (6.65)          (6.93)        (1.20)             --          (1.20)
  December 31, 2005                42.13       (.31)          (1.62)          (1.93)         (.69)             --           (.69)
  December 31, 2004                52.66       (.38)         (10.15)         (10.53)           --              --             --
  December 31, 2003                93.27       (.56)         (40.05)         (40.61)           --              --             --

NASDAQ-100(R) 2X STRATEGY FUND H-CLASS
  (FORMERLY, OTC 2X STRATEGY FUND)
  DECEMBER 31, 2007                23.07       (.08)           6.78            6.70            --              --             --
  December 31, 2006                21.91       (.16)           1.32            1.16            --              --             --
  December 31, 2005                22.72       (.15)           (.54)           (.69)         (.12)             --           (.12)
  December 31, 2004                19.81       (.15)           3.06            2.91            --              --             --
  December 31, 2003                10.11       (.12)          10.24           10.12            --            (.42)          (.42)

INVERSE NASDAQ-100(R) 2X STRATEGY FUND H-CLASS
  (FORMERLY, INVERSE OTC 2X STRATEGY FUND)
  DECEMBER 31, 2007                17.21        .52           (5.22)          (4.70)         (.74)             --           (.74)
  December 31, 2006                19.43       (.15)          (1.43)          (1.58)         (.64)             --           (.64)
  December 31, 2005                20.05       (.16)           (.11)           (.27)         (.35)             --           (.35)
  December 31, 2004                26.59       (.20)          (6.34)          (6.54)           --              --             --
  December 31, 2003                71.71       (.31)         (44.81)         (45.12)           --              --             --

+     CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE YEAR.

++ TOTAL INVESTMENT RETURN DOES NOT REFLECT THE IMPACT OF ANY APPLICABLE SALES CHARGES AND HAS NOT BEEN ANNUALIZED.

@@ RATIOS REPRESENT COMBINED NET INVESTMENT INCOME OF THE FORMER MASTER PORTFOLIO AND FEEDER FUND. RATIOS REPORTED FOR THE YEAR ENDED DECEMBER 31, 2006 AND ANY PRECEDING PERIODS DID NOT REFLECT THE INCOME AND EXPENSES OF THE FORMER MASTER PORTFOLIOS. THIS HAS NO EFFECT ON THE FUND'S NET ASSET VALUE, PER SHARE VALUE OR TOTAL INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS DURING ANY PERIOD -- SEE NOTE 10. EXCLUDES RUSSELL 2000(R) 2X STRATEGY FUND AND INVERSE RUSSELL 2000(R) 2X STRATEGY FUND.

SS. EXPENSE RATIOS TO AVERAGE NET ASSETS INCLUDE EXPENSES OF THE CORRESPONDING MASTER PORTFOLIO FOR THE YEAR ENDED DECEMBER 31, 2006 AND ANY PRECEDING PERIODS -- SEE NOTE 10. EXCLUDES RUSSELL 2000(R) 2X STRATEGY FUND AND INVERSE RUSSELL 2000(R) 2X STRATEGY FUND.

                                [GRAPHIC OMITTED]

                                                                   PROSPECTUS 69


been audited by PricewaterhouseCoopers LLP, whose report, along with the financial statements and related notes, appear in the Funds' 2007 Annual Report. The 2007 Annual Report is available by telephoning the transfer agent at
800.820.0888 or 301.296.5100. The 2007 Annual Report is incorporated by reference in the SAI.

                                                                    RATIOS TO AVERAGE NET ASSETS:
                                                          ------------------------------------------------
                          NET                                                                    COMBINED
                       INCREASE    NET ASSET                                            NET         NET                 NET ASSETS,
                    (DECREASE) IN    VALUE,      TOTAL                              INVESTMENT  INVESTMENT  PORTFOLIO      END OF
                       NET ASSET     END OF   INVESTMENT     TOTAL         NET        INCOME      INCOME    TURNOVER   PERIOD (000'S
                         VALUE       PERIOD    RETURN++   EXPENSESss.  EXPENSESss.    (LOSS)     (LOSS)@@     RATE        OMITTED)
------------------------------------------------------------------------------------------------------------------------------------
S&P 500 2X STRATEGY FUND H-CLASS
  DECEMBER 31, 2007   $     .14     $ 47.63      0.95%       1.70%        1.70%        0.81%         --         40%     $ 277,926
  December 31, 2006        8.51       47.49     23.84%       1.69%        1.69%       (0.77)%      0.61%        19%       285,214
  December 31, 2005         .85       38.98      3.34%       1.75%        1.67%       (0.73)%      0.45%        77%       308,677
  December 31, 2004        5.70       38.13     17.58%       1.70%        1.70%       (0.77)%      0.18%       190%       352,125
  December 31, 2003       11.25       32.43     53.12%       1.71%        1.71%       (0.77)%     (0.18)%      769%       247,115

INVERSE S&P 500 2X STRATEGY FUND H-CLASS
  DECEMBER 31, 2007       (2.22)      29.16     (3.99)%      1.71%        1.71%        3.32%         --         --        175,558
  December 31, 2006       (8.13)      31.38    (17.50)%      1.69%        1.69%       (0.77)%      3.41%        --        217,944
  December 31, 2005       (2.62)      39.51     (4.53)%      1.76%        1.66%       (0.74)%      1.55%        --        256,422
  December 31, 2004      (10.53)      42.13    (20.00)%      1.70%        1.70%       (0.77)%     (0.42)%       --        224,369
  December 31, 2003      (40.61)      52.66    (43.54)%      1.71%        1.71%       (0.77)%     (0.72)%       --        311,796

NASDAQ-100(R) 2X STRATEGY FUND H-CLASS
  (FORMERLY, OTC 2X STRATEGY FUND)
  DECEMBER 31, 2007        6.70       29.77     29.04%       1.74%        1.74%       (0.28)%        --        107%       402,788
  December 31, 2006        1.16       23.07      5.29%       1.69%        1.69%       (0.77)%     (0.65)%       71%       319,193
  December 31, 2005        (.81)      21.91     (3.05)%      1.68%        1.65%       (0.73)%     (0.74)%      133%       570,220
  December 31, 2004        2.91       22.72     14.69%       1.67%        1.67%       (0.76)%     (0.32)%      154%       663,642
  December 31, 2003        9.70       19.81    100.09%       1.71%        1.71%       (0.77)%     (1.27)%      530%       460,652

INVERSE NASDAQ-100(R) 2X STRATEGY FUND H-CLASS
  (FORMERLY, INVERSE OTC 2X STRATEGY FUND)
  DECEMBER 31, 2007       (5.44)      11.77    (27.12)%      1.75%        1.75%        3.52%         --         --        164,133
  December 31, 2006       (2.22)      17.21     (8.05)%      1.69%        1.69%       (0.77)%      3.35%        --        340,974
  December 31, 2005        (.62)      19.43     (1.25)%      1.66%        1.66%       (0.74)%      1.55%        --        404,055
  December 31, 2004       (6.54)      20.05    (24.60)%      1.70%        1.70%       (0.77)%     (0.36)%       --        294,779
  December 31, 2003      (45.12)      26.59    (62.92)%      1.71%        1.71%       (0.77)%     (0.62)%       --        323,450

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70


FINANCIAL HIGHLIGHTS (CONCLUDED)
--------------------------------------------------------------------------------

                                                        NET REALIZED    NET INCREASE
                                                       AND UNREALIZED    (DECREASE)
                                NET ASSET      NET          GAINS        IN NET ASSET   DISTRIBUTIONS  DISTRIBUTIONS
                                 VALUE,    INVESTMENT     (LOSSES)     VALUE RESULTING     FROM NET      FROM NET
                                BEGINNING    INCOME          ON             FROM          INVESTMENT      REALIZED         TOTAL
YEAR ENDED                      OF PERIOD    (LOSS)+     INVESTMENTS      OPERATIONS       INCOME          GAINS      DISTRIBUTIONS
-----------------------------------------------------------------------------------------------------------------------------------
DOW 2X STRATEGY FUND H-CLASS
  DECEMBER 31, 2007               $31.59     $ .42        $ 1.90           $  2.32         $ (.01)         $  --         $ (.01)
  December 31, 2006                24.40      (.21)         7.60              7.39           (.20)            --           (.20)
  December 31, 2005                25.38      (.16)         (.78)             (.94)          (.01)          (.03)          (.04)
  December 31, 2004*               25.00      (.14)          .52               .38             --             --             --

INVERSE DOW 2X STRATEGY FUND H-CLASS
  DECEMBER 31, 2007                35.38      1.10         (4.42)            (3.32)         (1.47)            --          (1.47)
  December 31, 2006                45.63      (.31)        (9.79)           (10.10)          (.15)            --           (.15)
  December 31, 2005                45.41      (.35)          .78               .43           (.07)          (.14)          (.21)
  December 31, 2004*               50.00      (.33)        (4.07)            (4.40)            --           (.19)          (.19)

RUSSELL 2000(R) 2X STRATEGY FUND H-CLASS
  DECEMBER 31, 2007                28.00       .36         (4.25)            (3.89)          (.03)          (.14)          (.17)
  December 31, 2006*               25.00       .10          3.28              3.38           (.05)          (.33)          (.38)

INVERSE RUSSELL 2000(R) 2X STRATEGY FUND H-CLASS
  DECEMBER 31, 2007                40.73      1.40          (.58)              .82          (1.18)            --          (1.18)
  December 31, 2006*               50.00       .79         (9.49)            (8.70)          (.57)            --           (.57)

  *   SINCE THE COMMENCEMENT OF OPERATIONS:

      FEBRUARY 20, 2004 -- DOW 2X STRATEGY FUND H-CLASS AND INVERSE DOW 2X STRATEGY FUND H-CLASS. MAY 31, 2006 -- RUSSELL 2000(R) 2X STRATEGY FUND H-CLASS AND INVERSE RUSSELL 2000(R) 2X STRATEGY FUND H-CLASS.

 **   ANNUALIZED

  +   CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE YEAR.

 ++ TOTAL INVESTMENT RETURN DOES NOT REFLECT THE IMPACT OF ANY APPLICABLE SALES CHARGES AND HAS NOT BEEN ANNUALIZED.

+++   OPERATING EXPENSES EXCLUDE SHORT DIVIDENDS EXPENSE.

 @@ RATIOS REPRESENT COMBINED NET INVESTMENT INCOME OF THE FORMER MASTER PORTFOLIO AND FEEDER FUND. RATIOS REPORTED FOR THE YEAR ENDED DECEMBER 31, 2006 AND ANY PRECEDING PERIODS DID NOT REFLECT THE INCOME AND EXPENSES OF THE FORMER MASTER PORTFOLIOS. THIS HAS NO EFFECT ON THE FUND'S NET ASSET VALUE, PER SHARE VALUE OR TOTAL INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS DURING ANY PERIOD -- SEE NOTE 10. EXCLUDES RUSSELL 2000(R) 2X STRATEGY FUND AND INVERSE RUSSELL 2000(R) 2X STRATEGY FUND.

SS. EXPENSE RATIOS TO AVERAGE NET ASSETS INCLUDE EXPENSES OF THE CORRESPONDING MASTER PORTFOLIO FOR THE YEAR ENDED DECEMBER 31, 2006 AND ANY PRECEDING PERIODS -- SEE NOTE 10. EXCLUDES RUSSELL 2000(R) 2X STRATEGY FUND AND INVERSE RUSSELL 2000(R) 2X STRATEGY FUND.

                                [GRAPHIC OMITTED]

                                                                   PROSPECTUS 71


                                                                             RATIOS TO
                                                                       AVERAGE NET ASSETS:
                                                   ------------------------------------------------------------
                         NET                                                                                                NET
                      INCREASE    NET                                                                 COMBINED             ASSETS,
                     (DECREASE)  ASSET                                                       NET        NET                END OF
                         IN     VALUE,     TOTAL                                          INVESTMENT INVESTMENT PORTFOLIO  PERIOD
                     NET ASSET  END OF  INVESTMENT    TOTAL         NET       OPERATING     INCOME     INCOME   TURNOVER   (000'S
                        VALUE   PERIOD   RETURN++  EXPENSESss.  EXPENSESss.  EXPENSESss.    (LOSS)    (LOSS)@@    RATE     OMITTED)
----------------------------------------------------------------------------------------------------------------------------------
DOW 2X STRATEGY FUND H-CLASS
  DECEMBER 31, 2007    $ 2.31   $33.90     7.34%      1.72%        1.72%       1.72%        1.21%         --       148%   $ 45,818
  December 31, 2006      7.19    31.59    30.28%      1.69%        1.69%       1.69%       (0.77)%      1.30%      341%     57,132
  December 31, 2005      (.98)   24.40    (3.71)%     1.65%        1.65%       1.65%       (0.67)%      0.96%      410%     33,896
  December 31, 2004*      .38    25.38     1.52%      1.65%**      1.65%**     1.65%**     (0.72)%**    0.24%**    796%     37,218

INVERSE DOW 2X STRATEGY FUND H-CLASS
  DECEMBER 31, 2007     (4.79)   30.59    (9.16)%     1.70%        1.70%       1.70%        3.39%         --        --      37,138
  December 31, 2006    (10.25)   35.38   (22.14)%     1.69%        1.69%       1.69%       (0.77)%      3.51%       --      59,603
  December 31, 2005       .22    45.63     0.94%      1.67%        1.66%       1.66%       (0.74)%      1.65%       --      37,047
  December 31, 2004*    (4.59)   45.41    (8.80)%     1.67%**      1.67%**     1.67%**     (0.74)%**   (0.36)%**    --      17,712

RUSSELL 2000(R) 2X STRATEGY FUND H-CLASS
  DECEMBER 31, 2007     (4.06)   23.94   (13.92)%     1.70%        1.70%       1.70%        1.28%         --       833%     58,141
  December 31, 2006*     3.00    28.00    13.53%      1.70%**      1.70%**     1.70%**      0.67%**       --       221%     60,668

INVERSE RUSSELL 2000(R) 2X STRATEGY FUND H-CLASS
  DECEMBER 31, 2007      (.36)   40.37     2.15%      1.91%        1.91%       1.71%+++     3.60%         --       109%     77,331
  December 31, 2006*    (9.27)   40.73   (17.39)%     1.69%**      1.69%**     1.69%**      2.90%**       --        --      54,584

                                [GRAPHIC OMITTED]

72


INDEX PUBLISHERS INFORMATION
--------------------------------------------------------------------------------

STANDARD & POOR'S

STANDARD & POOR'S DOES NOT SPONSOR, ENDORSE, SELL OR PROMOTE THE FUNDS AND MAKES NO REPRESENTATION OR WARRANTY, IMPLIED OR EXPRESS, TO THE INVESTORS IN THE FUNDS, OR ANY MEMBERS OF THE PUBLIC, REGARDING:

      o     THE ADVISABILITY OF INVESTING IN INDEX FUNDS;

      o     THE ABILITY OF ANY INDEX TO TRACK STOCK MARKET PERFORMANCE;

      o THE ACCURACY AND/OR THE COMPLETENESS OF THE AFOREMENTIONED INDICES OR ANY DATA INCLUDED THEREIN;

      o THE RESULTS TO BE OBTAINED BY ANY OF THE FUNDS, THE INVESTORS IN THE FUNDS, OR ANY PERSON OR ENTITY FROM THE USE OF THE INDICES OR DATA INCLUDED THEREIN; AND

      o THE MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE FOR USE WITH RESPECT TO THE INDICES OR ANY DATA INCLUDED THEREIN.

FURTHER, S&P DOES NOT:

      o     RECOMMEND THAT ANY PERSON INVEST IN THE FUNDS OR ANY OTHER
            SECURITIES;

      o HAVE ANY RESPONSIBILITY OR LIABILITY FOR OR MAKE ANY DECISIONS ABOUT THE TIMING, AMOUNT OR PRICING OF THE FUNDS, INCLUDING CALCULATION OF NAV;

      o HAVE ANY RESPONSIBILITY OR LIABILITY FOR THE ADMINISTRATION, MANAGEMENT OR MARKETING OF THE FUNDS;

      o CONSIDER THE NEEDS OF THE FUNDS OR THE INVESTORS IN THE FUNDS IN DETERMINING, COMPOSING OR CALCULATING THE INDEXES OR HAS ANY OBLIGATION TO DO SO;

      o WILL HAVE ANY LIABILITY IN CONNECTION WITH THE FUNDS OR FOR ANY ERRORS, OMISSIONS OR INTERRUPTIONS IN CONNECTION WITH THE INDEXES OR THE RELATED DATA;

      o WILL BE LIABLE FOR ANY LOST PROFITS OR INDIRECT PUNITIVE, SPECIAL OR CONSEQUENTIAL DAMAGES OR LOSSES, EVEN IF SUCH INDEX PUBLISHER KNOWS THAT THEY MIGHT OCCUR.

"STANDARD & POOR'S(R)," "S&P(R)," "S&P 500(R)," "STANDARD & POOR'S 500" AND "500" ARE TRADEMARKS OF THE MCGRAW-HILL COMPANIES, INC. AND HAVE BEEN LICENSED FOR USE BY RYDEX INVESTMENTS. THE RYDEX FUNDS ARE NOT SPONSORED, ENDORSED, SOLD OR PROMOTED BY STANDARD & POOR'S AND STANDARD & POOR'S MAKES NO REPRESENTATION REGARDING THE ADVISABILITY OF INVESTING IN THE RYDEX FUNDS.

DOW JONES

DOW JONES, DOW JONES INDUSTRIAL AVERAGE(SM), DJIA(SM), OR OTHER RELEVANT MARKS/NAMES OF THE INDEX ARE SERVICE MARKS OF DOW JONES & COMPANY, INC.

                                [GRAPHIC OMITTED]

                                                                   PROSPECTUS 73


DOW JONES HAS NO RELATIONSHIP TO THE RYDEX FUNDS, OTHER THAN THE LICENSING OF THE DOW JONES INDUSTRIAL AVERAGE (DJIA) AND ITS SERVICE MARKS FOR USE IN CONNECTION WITH THE FUNDS. THE RYDEX FUNDS ARE NOT SPONSORED, ENDORSED, SOLD OR PROMOTED BY DOW JONES AND DOW JONES MAKES NO REPRESENTATION REGARDING THE ADVISABILITY OF INVESTING IN THE RYDEX FUNDS.


THE NASDAQ OMX GROUP, INC.

THE NASDAQ-100(R) 2X STRATEGY AND INVERSE NASDAQ-100(R) 2X STRATEGY FUNDS (THE "RYDEX NASDAQ FUNDS") ARE NOT SPONSORED, ENDORSED, SOLD OR PROMOTED BY THE NASDAQ OMX GROUP, INC. OR ITS AFFILIATES (NASDAQ OMX, WITH ITS AFFILIATES, ARE REFERRED TO AS THE "CORPORATIONS"). THE CORPORATIONS HAVE NOT PASSED ON THE LEGALITY OR SUITABILITY OF, OR THE ACCURACY OR ADEQUACY OF DESCRIPTIONS AND DISCLOSURES RELATING TO, THE RYDEX NASDAQ FUNDS. THE CORPORATIONS MAKE NO REPRESENTATION OR WARRANTY, EXPRESS OR IMPLIED TO THE OWNERS OF THE RYDEX NASDAQ FUNDS OR ANY MEMBER OF THE PUBLIC REGARDING THE ADVISABILITY OF INVESTING IN SECURITIES GENERALLY OR IN THE RYDEX NASDAQ FUNDS PARTICULARLY, OR THE ABILITY OF THE NASDAQ-100 INDEX(R) TO TRACK GENERAL STOCK MARKET PERFORMANCE. THE CORPORATIONS' ONLY RELATIONSHIP TO RYDEX INVESTMENTS ("LICENSEE") IS IN THE LICENSING OF THE NASDAQ(R), NASDAQ-100(R), AND NASDAQ-100 INDEX(R) REGISTERED TRADEMARKS, AND CERTAIN TRADE NAMES OF THE CORPORATIONS AND THE USE OF THE NASDAQ-100 INDEX(R) WHICH IS DETERMINED, COMPOSED AND CALCULATED BY THE CORPORATIONS WITHOUT REGARD TO LICENSEE OR THE RYDEX NASDAQ FUNDS. THE CORPORATIONS HAVE NO OBLIGATION TO TAKE THE NEEDS OF THE LICENSEE OR THE OWNERS OF THE RYDEX NASDAQ FUNDS INTO CONSIDERATION IN DETERMINING, COMPOSING OR CALCULATING THE NASDAQ-100 INDEX(R). THE CORPORATIONS ARE NOT RESPONSIBLE FOR AND HAVE NOT PARTICIPATED IN THE DETERMINIATION OF THE TIMING OF, PRICES AT, OR QUANTITIES OF THE RYDEX NASDAQ FUNDS TO BE ISSUED OR IN THE DETERMINATION OR CALCULATION OF THE EQUATION BY WHICH THE RYDEX NASDAQ FUNDS ARE TO BE CONVERTED INTO CASH. THE CORPORATIONS HAVE NO LIABILITY IN CONNECTION WITH THE ADMINISTRATION, MARKETING OR TRADING OF THE RYDEX NASDAQ FUNDS.

THE CORPORATIONS DO NOT GUARANTEE THE ACCURACY AND/OR UNINTERRUPTED CALCULATION OF THE NASDAQ-100 INDEX(R) OR ANY DATA INCLUDED THEREIN. THE CORPORATIONS MAKE NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY LICENSEE, OWNERS OF THE RYDEX NASDAQ FUNDS, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE NASDAQ-100 INDEX(R) OR ANY DATA INCLUDED THEREIN. THE CORPORATIONS MAKE NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIM ALL WARRANTIES OF

                                [GRAPHIC OMITTED]

74


MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE NASDAQ-100 INDEX(R) OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL THE CORPORATIONS HAVE ANY LIABILITY FOR ANY LOST PROFITS OR SPECIAL, INCIDENTAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES, EVEN IF NOTIFIED OF SUCH DAMAGES.


FRANK RUSSELL COMPANY ("RUSSELL")

THE RUSSELL 2000(R) 2X STRATEGY AND INVERSE RUSSELL 2000(R) 2X STRATEGY FUNDS (THE "RYDEX RUSSELL FUNDS") ARE NOT SPONSORED, ENDORSED, SOLD OR PROMOTED BY RUSSELL. RUSSELL MAKES NO REPRESENTATION OR WARRANTY, EXPRESS OR IMPLIED, TO THE OWNERS OF THE RYDEX RUSSELL FUNDS OR ANY MEMBER OF THE PUBLIC REGARDING THE ADVISABILITY OF INVESTING IN SECURITIES GENERALLY OR IN THE RYDEX RUSSELL FUNDS PARTICULARLY OR THE ABILITY OF THE RUSSELL 2000(R) INDEX TO TRACK GENERAL STOCK MARKET PERFORMANCE OR A SEGMENT OF THE SAME. RUSSELL'S PUBLICATION OF THE RUSSELL 2000(R) INDEX IN NO WAY SUGGESTS OR IMPLIES AN OPINION BY RUSSELL AS TO THE ADVISABILITY OF INVESTMENT IN ANY OR ALL OF THE SECURITIES UPON WHICH THE RUSSELL 2000(R) INDEX IS BASED. RUSSELL'S ONLY RELATIONSHIP TO THE TRUST IS THE LICENSING OF CERTAIN TRADEMARKS AND TRADE NAMES OF RUSSELL AND OF THE RUSSELL 2000(R) INDEX WHICH IS DETERMINED, COMPOSED AND CALCULATED BY RUSSELL WITHOUT REGARD TO THE TRUST OR THE RYDEX RUSSELL FUNDS. RUSSELL IS NOT RESPONSIBLE FOR AND HAS NOT REVIEWED THE RYDEX RUSSELL FUNDS NOR ANY ASSOCIATED LITERATURE OR PUBLICATIONS AND RUSSELL MAKES NO REPRESENTATION OR WARRANTY EXPRESS OR IMPLIED AS TO THEIR ACCURACY OR COMPLETENESS, OR OTHERWISE. RUSSELL RESERVES THE RIGHT, AT ANY TIME AND WITHOUT NOTICE, TO ALTER, AMEND, TERMINATE OR IN ANY WAY CHANGE THE RUSSELL 2000(R) INDEX. RUSSELL HAS NO OBLIGATION OR LIABILITY IN CONNECTION WITH THE ADMINISTRATION, MARKETING OR TRADING OF THE RYDEX RUSSELL FUNDS.

RUSSELL DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE RUSSELL 2000(R) INDEX OR ANY DATA INCLUDED THEREIN AND RUSSELL SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. RUSSELL MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE TRUST, INVESTORS, OWNERS OF THE RYDEX RUSSELL FUNDS, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE RUSSELL 2000(R) INDEX OR ANY DATA INCLUDED THEREIN. RUSSELL MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE RUSSELL 2000(R) INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL RUSSELL HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF DAMAGES.

                                [GRAPHIC OMITTED]

                                                                   PROSPECTUS 75



ADDITIONAL AND MORE DETAILED INFORMATION ABOUT THE FUNDS IS INCLUDED IN THE SAI DATED MAY 1, 2008. THE SAI HAS BEEN FILED WITH THE SEC AND IS INCORPORATED BY REFERENCE INTO THIS PROSPECTUS AND, THEREFORE, LEGALLY FORMS A PART OF THIS PROSPECTUS. THE SEC MAINTAINS THE EDGAR DATABASE ON ITS WEB SITE ("HTTP://WWW.SEC.GOV") THAT CONTAINS THE SAI, MATERIAL INCORPORATED BY REFERENCE, AND OTHER INFORMATION REGARDING REGISTRANTS THAT FILE ELECTRONICALLY WITH THE SEC. YOU MAY ALSO REVIEW AND COPY DOCUMENTS AT THE SEC PUBLIC REFERENCE ROOM IN WASHINGTON, D.C. (FOR INFORMATION ON THE OPERATION OF THE PUBLIC REFERENCE ROOM, CALL 202.551.8090). YOU MAY REQUEST DOCUMENTS FROM THE SEC BY MAIL, UPON PAYMENT OF A DUPLICATION FEE, BY WRITING TO: U.S. SECURITIES AND EXCHANGE COMMISSION, PUBLIC REFERENCE SECTION, WASHINGTON, D.C. 20549-0102 OR BY EMAILING THE SEC AT THE FOLLOWING ADDRESS: PUBLICINFO@SEC.GOV.

YOU MAY OBTAIN A COPY OF THE SAI OR THE ANNUAL OR SEMI-ANNUAL REPORTS, WITHOUT CHARGE BY CALLING 800.820.0888 OR 301.296.5100, VISITING THE RYDEX WEB SITE AT WWW.RYDEXINVESTMENTS.COM, OR WRITING TO RYDEX DYNAMIC FUNDS, AT 9601 BLACKWELL ROAD, SUITE 500, ROCKVILLE, MARYLAND 20850. ADDITIONAL INFORMATION ABOUT THE FUNDS' INVESTMENTS IS AVAILABLE IN THE ANNUAL AND SEMI-ANNUAL REPORTS. ALSO, IN THE FUNDS' ANNUAL REPORT, YOU WILL FIND A DISCUSSION OF THE MARKET CONDITIONS AND INVESTMENT STRATEGIES THAT SIGNIFICANTLY AFFECTED THE FUNDS' PERFORMANCE DURING THEIR LAST FISCAL YEAR.

NO ONE HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY
REPRESENTATIONS NOT CONTAINED IN THIS PROSPECTUS OR IN THE FUNDS' SAI IN CONNECTION WITH THE OFFERING OF FUND SHARES. DO NOT RELY ON ANY SUCH INFORMATION OR REPRESENTATIONS AS HAVING BEEN AUTHORIZED BY THE FUNDS OR RYDEX INVESTMENTS. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING BY THE FUNDS IN ANY JURISDICTION WHERE SUCH AN OFFERING IS NOT LAWFUL.


THE TRUST'S SEC REGISTRATION NUMBER IS 811-09525.

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76


--------------------------------------------------------------------------------

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

                                [GRAPHIC OMITTED]

                                                                   PROSPECTUS 77


--------------------------------------------------------------------------------

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

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78


--------------------------------------------------------------------------------

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

                                [GRAPHIC OMITTED]

                      [LOGO] RYDEXINVESTMENTS
              ESSENTIAL FOR MODERN MARKETS(R)

              9601 Blackwell Road o Suite 500 o Rockville, MD 20850
              800.820.0888 o www.rydexinvestments.com

              PRO-RDYNH-1-0408 x0409

                    -----------------------------------------
                      PLEASE SEE THE RYDEX PRIVACY POLICIES
                             INSIDE THE BACK COVER.
                    -----------------------------------------

                                [GRAPHIC OMITTED]

                                                             RYDEX DYNAMIC FUNDS
                               A-CLASS AND C-CLASS SHARES PROSPECTUS MAY 1, 2008

                                                        S&P 500 2X STRATEGY FUND
                                                INVERSE S&P 500 2X STRATEGY FUND
                                                  NASDAQ-100(R) 2X STRATEGY FUND
                                                (FORMERLY, OTC 2X STRATEGY FUND)
                                          INVERSE NASDAQ-100(R) 2X STRATEGY FUND
                                        (FORMERLY, INVERSE OTC 2X STRATEGY FUND)
                                                            DOW 2X STRATEGY FUND
                                                    INVERSE DOW 2X STRATEGY FUND
                                                RUSSELL 2000(R) 2X STRATEGY FUND
                                        INVERSE RUSSELL 2000(R) 2X STRATEGY FUND

                                                         [LOGO] RYDEXINVESTMENTS
                                                 ESSENTIAL FOR MODERN MARKETS(R)

The U.S. Securities and Exchange Commission has not approved or disapproved the Trust's shares or passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

                                [GRAPHIC OMITTED]
ii


TABLE OF CONTENTS
--------------------------------------------------------------------------------

RYDEX DYNAMIC FUNDS ......................................................     1

   S&P 500 2X STRATEGY FUND ..............................................     2
   INVERSE S&P 500 2X STRATEGY FUND ......................................     4
   NASDAQ-100(R) 2X STRATEGY FUND ........................................     6
   INVERSE NASDAQ-100(R) 2X STRATEGY FUND ................................     8
   DOW 2X STRATEGY FUND ..................................................    10
   INVERSE DOW 2X STRATEGY FUND ..........................................    12
   RUSSELL 2000(R) 2X STRATEGY FUND ......................................    14
   INVERSE RUSSELL 2000(R) 2X STRATEGY FUND ..............................    16
PRINCIPAL RISKS OF INVESTING IN THE FUNDS ................................    18
DESCRIPTIONS OF PRINCIPAL RISKS ..........................................    20
FUND PERFORMANCE .........................................................    27
FUND FEES AND EXPENSES ...................................................    36
MORE INFORMATION ABOUT THE FUNDS .........................................    43
BENCHMARKS AND INVESTMENT METHODOLOGY ....................................    43
SHAREHOLDER INFORMATION ..................................................    49
TRANSACTION INFORMATION ..................................................    50
SALES CHARGES ............................................................    52
   A-CLASS SHARES ........................................................    52
   C-CLASS SHARES ........................................................    56
BUYING FUND SHARES .......................................................    56
SELLING FUND SHARES ......................................................    59
EXCHANGING FUND SHARES ...................................................    62
RYDEX ACCOUNT POLICIES ...................................................    63
DISTRIBUTION AND SHAREHOLDER SERVICES ....................................    67
DIVIDENDS AND DISTRIBUTIONS ..............................................    68
TAX INFORMATION ..........................................................    69
MANAGEMENT OF THE FUNDS ..................................................    70
FINANCIAL HIGHLIGHTS .....................................................    74
INDEX PUBLISHERS INFORMATION .............................................    80
ADDITIONAL INFORMATION ...................................................    83


                     ---------------------------------------
                      PLEASE SEE THE RYDEX PRIVACY POLICY
                             INSIDE THE BACK COVER.
                     ---------------------------------------

                                [GRAPHIC OMITTED]

                                                                    PROSPECTUS 1


                               RYDEX DYNAMIC FUNDS
                                 A-CLASS SHARES
                                 C-CLASS SHARES

            9601 BLACKWELL ROAD, SUITE 500, ROCKVILLE, MARYLAND 20850
             800.820.0888 o 301.296.5100 o WWW.RYDEXINVESTMENTS.COM


Rydex Dynamic Funds (the "Trust") is a mutual fund complex offering a number of professionally managed investment portfolios (funds). This Prospectus describes A-Class Shares and C-Class Shares of the S&P 500 2x Strategy Fund, Inverse S&P 500 2x Strategy Fund, NASDAQ-100(R) 2x Strategy Fund, Inverse NASDAQ-100(R) 2x Strategy Fund, Dow 2x Strategy Fund, Inverse Dow 2x Strategy Fund, Russell 2000(R) 2x Strategy Fund and the Inverse Russell 2000(R) 2x Strategy Fund (the "Funds"). The Funds are advised by PADCO Advisors, Inc., which operates under the name Rydex Investments (the "Advisor").


A-Class Shares and C-Class Shares of the Funds are sold through broker-dealers and other financial institutions ("financial intermediaries") whose clients take part in certain asset allocation investment programs. Investors may exchange shares of the Funds through their financial intermediary or directly through the Rydex web site - www.rydexinvestments.com - or over the phone.

RISKS OF INVESTING IN THE FUNDS

The value of the Funds may fluctuate. In addition, Fund shares:

      o     MAY DECLINE IN VALUE, AND YOU MAY LOSE MONEY

      o     ARE NOT FEDERALLY INSURED

      o     ARE NOT GUARANTEED BY ANY GOVERNMENT AGENCY

      o     ARE NOT BANK DEPOSITS

      o     ARE NOT GUARANTEED TO ACHIEVE THEIR OBJECTIVES

                                [GRAPHIC OMITTED]

2


S&P 500 2X STRATEGY FUND
--------------------------------------------------------------------------------
A-CLASS (RYTTX)                                                  C-CLASS (RYCTX)

FUND OBJECTIVE

The S&P 500 2x Strategy Fund seeks to provide investment results that match the performance of a specific benchmark on a daily basis. The Fund's current benchmark is 200% of the performance of the S&P 500 Index (the "underlying index"). The investment objective of the Fund is non-fundamental and may be changed without shareholder approval.

If the Fund meets its objective, the value of the Fund's shares will tend to increase on a daily basis by 200% of any increase in the value of the underlying index. When the value of the underlying index declines, the value of the Fund's shares should also decrease on a daily basis by 200% of any decrease in the value of the underlying index (E.G., if the value of the underlying index goes down by 5%, the value of the Fund's shares should go down by 10% on that day). For more information about the effects of leverage, please see "Understanding Compounding and the Effect of Leverage."

PRINCIPAL INVESTMENT STRATEGY


The S&P 500 2x Strategy Fund employs as its investment strategy a program of investing in leveraged derivative instruments, which primarily consist of equity index swaps, futures contracts, and options on securities, futures contracts, and stock indices. Equity index swaps and futures and options contracts enable the Fund to pursue its objective without investing directly in the securities included in the underlying index, or in the same proportion that those securities are represented in the underlying index. Under normal circumstances, the S&P 500 2x Strategy Fund will invest at least 80% of its net assets in financial instruments with economic characteristics that should perform similarly to the securities of companies included in the underlying index. This is a non-fundamental policy that can be changed by the Fund upon 60 days' prior notice to shareholders. On a day-to-day basis, the Fund holds U.S. Government securities or cash equivalents to collateralize its derivative positions. The Fund also may purchase common stock of companies that are generally within the capitalization range of the S&P 500 Index.

The S&P 500 Index is a capitalization-weighted index composed of 500 common stocks, which are chosen by the Standard & Poor's Corporation ("S&P") on a statistical basis, and which generally represent large-capitalization companies with a capitalization range of $708 million to $511.9 billion as of December 31, 2007. To the extent the Fund's underlying index is concentrated in a particular industry the Fund will necessarily be concentrated in that industry. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

                                [GRAPHIC OMITTED]

                                                                    PROSPECTUS 3


INVESTOR PROFILE

The S&P 500 2x Strategy Fund is appropriate for investors who expect the S&P 500 Index to go up and want highly accelerated investment gains when that index does so. These investors must also be willing to bear the risk of equally accelerated losses if the S&P 500 Index goes down.

PRINCIPAL RISKS


The S&P 500 2x Strategy Fund is subject to a number of risks that may affect the value of its shares, including:

      o     Active Trading Risk

      o     Counterparty Credit Risk

      o     Derivatives Risk

      o     Early Closing Risk

      o     Large-Capitalization Securities Risk

      o     Leveraging Risk

      o     Market Risk

      o     Non-Diversification Risk

      o     Tracking Error Risk

      o     Trading Halt Risk

Please see "Descriptions of Principal Risks" on page 20 for a discussion of each of the principal risks that apply to the Fund.

                               [GRAPHIC OMITTED]

4


INVERSE S&P 500 2X STRATEGY FUND
--------------------------------------------------------------------------------
A-CLASS (RYTMX)                                                  C-CLASS (RYCBX)

FUND OBJECTIVE

The Inverse S&P 500 2x Strategy Fund seeks to provide investment results that match the performance of a specific benchmark on a daily basis. The Fund's current benchmark is 200% of the inverse (opposite) of the performance of the S&P 500 Index (the "underlying index"). The investment objective of the Fund is non-fundamental and may be changed without shareholder approval.

If the Fund meets its objective, the value of the Fund's shares will tend to increase on a daily basis by 200% of any decrease in the value of the underlying index (E.G., if the value of the underlying index goes down by 5%, the value of the Fund's shares should go up by 10% on that day). When the value of the underlying index increases, the value of the Fund's shares should decrease on a daily basis by 200% of any increase in the value of the underlying index (E.G., if the value of the underlying index goes up by 5%, the value of the Fund's shares should go down by 10% on that day). For more information about the effects of leverage, please see "Understanding Compounding and the Effect of Leverage."

PRINCIPAL INVESTMENT STRATEGY


The Inverse S&P 500 2x Strategy Fund employs as its investment strategy a program of engaging in short sales of securities generally included in the underlying index and investing in leveraged derivative instruments, which primarily consist of equity index swaps, futures contracts, and options on securities, futures contracts, and stock indices. Equity index swaps, short sales, and futures and options contracts enable the Fund to pursue its objective without selling short each of the securities included in the underlying index. Under normal circumstances, the Inverse S&P 500 2x Strategy Fund will invest at least 80% of its net assets in financial instruments with economic characteristics that should perform opposite to the securities of companies included in the underlying index. This is a non-fundamental policy that can be changed by the Fund upon 60 days' prior notice to shareholders. On a day-to-day basis, the Fund holds U.S. Government securities or cash equivalents to collateralize its short sales and derivative positions.

The S&P 500 Index is a capitalization-weighted index composed of 500 common stocks, which are chosen by S&P on a statistical basis, and which generally represent large-capitalization companies with a capitalization range of $708 million to $511.9 billion as of December 31, 2007. To the extent the Fund's underlying index is concentrated in a particular industry the Fund will necessarily be concentrated in that industry. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

                               [GRAPHIC OMITTED]

                                                                    PROSPECTUS 5


INVESTOR PROFILE

The Inverse S&P 500 2x Strategy Fund is appropriate for investors who expect the S&P 500 Index to go down and want highly accelerated investment gains when that index does so. These investors must also be willing to bear the risk of equally accelerated losses if the S&P 500 Index goes up.

PRINCIPAL RISKS


The Inverse S&P 500 2x Strategy Fund is subject to a number of risks that may affect the value of its shares, including:

      o     Active Trading Risk

      o     Counterparty Credit Risk

      o     Derivatives Risk

      o     Early Closing Risk

      o     Large-Capitalization Securities Risk

      o     Leveraging Risk

      o     Market Risk

      o     Non-Diversification Risk

      o     Short Sales Risk

      o     Tracking Error Risk

      o     Trading Halt Risk


Please see "Descriptions of Principal Risks" on page 20 for a discussion of each of the principal risks that apply to the Fund.

                               [GRAPHIC OMITTED]

6


NASDAQ-100(R) 2X STRATEGY FUND
(FORMERLY, OTC 2X STRATEGY FUND)
--------------------------------------------------------------------------------
A-CLASS (RYVLX)                                                  C-CLASS (RYCCX)

FUND OBJECTIVE


The NASDAQ-100(R) 2x Strategy Fund seeks to provide investment results that match the performance of a specific benchmark on a daily basis. The Fund's current benchmark is 200% of the performance of the NASDAQ-100 Index(R) (the "underlying index"). The investment objective of the Fund is non-fundamental and may be changed without shareholder approval.


If the Fund meets its objective, the value of the Fund's shares will tend to increase on a daily basis by 200% of any increase in the value of the underlying index. When the value of the underlying index declines, the value of the Fund's shares should also decrease on a daily basis by 200% of any decrease in the value of the underlying index (E.G., if the value of the underlying index goes down by 5%, the value of the Fund's shares should go down by 10% on that day). For more information about the effects of leverage, please see "Understanding Compounding and the Effect of Leverage."

PRINCIPAL INVESTMENT STRATEGY


The NASDAQ-100(R) 2x Strategy Fund employs as its investment strategy a program of investing in leveraged derivative instruments, which primarily consist of equity index swaps, futures contracts, and options on securities, futures contracts, and stock indices. Equity index swaps and futures and options contracts enable the Fund to pursue its objective without investing directly in the securities included in the underlying index, or in the same proportion that those securities are represented in the underlying index. The Fund also may invest in ADRs to gain exposure to the underlying index. Under normal circumstances, the NASDAQ-100(R) 2x Strategy Fund will invest at least 80% of its net assets in financial instruments with economic characteristics that should perform similarly to the securities of companies included in the underlying index. This is a non-fundamental policy that can be changed by the Fund upon 60 days' prior notice to shareholders. On a day-to-day basis, the Fund holds U.S. Government securities or cash equivalents to collateralize its derivative positions. The Fund also may purchase common stock of companies that are generally within the capitalization range of the NASDAQ-100 Index(R).

The NASDAQ-100 Index(R) is a modified capitalization-weighted index composed of 100 of the largest non-financial companies listed on The Nasdaq Stock Market with a capitalization range of $2.9 billion to $333.1 billion as of December 31, 2007. To the extent the Fund's underlying index is concentrated in a particular industry the Fund will necessarily be concentrated in that industry. Currently, the NASDAQ-100 Index(R) is concentrated in technology companies. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

                               [GRAPHIC OMITTED]

                                                                    PROSPECTUS 7


INVESTOR PROFILE

The NASDAQ-100(R) 2x Strategy Fund is appropriate for investors who expect the NASDAQ-100 Index(R) to go up and want highly accelerated investment gains when that index does so. These investors must also be willing to bear the risk of equally accelerated losses if the NASDAQ-100 Index(R) goes down.


PRINCIPAL RISKS

The NASDAQ-100(R) 2x Strategy Fund is subject to a number of risks that may affect the value of its shares, including:

      o     Active Trading Risk

      o     Counterparty Credit Risk

      o     Depositary Receipt Risk

      o     Derivatives Risk

      o     Early Closing Risk

      o     Industry Concentration Risk

      o     Large-Capitalization Securities Risk

      o     Leveraging Risk

      o     Market Risk

      o     Non-Diversification Risk

      o     Technology Sector Concentration Risk

      o     Tracking Error Risk

      o     Trading Halt Risk

Please see "Descriptions of Principal Risks" on page 20 for a discussion of each of the principal risks that apply to the Fund.

                               [GRAPHIC OMITTED]

8


INVERSE NASDAQ-100(R) 2X STRATEGY FUND
(FORMERLY, INVERSE OTC 2X STRATEGY FUND)
--------------------------------------------------------------------------------
A-CLASS (RYVTX)                                                  C-CLASS (RYCDX)

FUND OBJECTIVE


The Inverse NASDAQ-100(R) 2x Strategy Fund seeks to provide investment results that match the performance of a specific benchmark on a daily basis. The Fund's current benchmark is 200% of the inverse (opposite) of the performance of the NASDAQ-100 Index(R) (the "underlying index"). The investment objective of the Fund is non-fundamental and may be changed without shareholder approval.


If the Fund meets its objective, the value of the Fund's shares will tend to increase on a daily basis by 200% of any decrease in the value of the underlying index (E.G., if the value of the underlying index goes down by 5%, the value of the Fund's shares should go up by 10% on that day). When the value of the underlying index increases, the value of the Fund's shares should decrease on a daily basis by 200% of any increase in the value of the underlying index (E.G., if the value of the underlying index goes up by 5%, the value of the Fund's shares should go down by 10% on that day). For more information about the effects of leverage, please see "Understanding Compounding and the Effect of Leverage."

PRINCIPAL INVESTMENT STRATEGY


The Inverse NASDAQ-100(R) 2x Strategy Fund employs as its investment strategy a program of engaging in short sales of securities generally included in the underlying index and investing in leveraged derivative instruments, which primarily consist of equity index swaps, futures contracts, and options on securities, futures contracts, and stock indices. Equity index swaps, short sales, and futures and options contracts enable the Fund to pursue its objective without selling short each of the securities included in the underlying index. The Fund also may invest in ADRs to gain exposure to the underlying index. Under normal circumstances, the Inverse NASDAQ-100(R) 2x Strategy Fund will invest at least 80% of its net assets in financial instruments with economic characteristics that should perform opposite to the securities of companies included in the underlying index. This is a non-fundamental policy that can be changed by the Fund upon 60 days' prior notice to shareholders. On a day-to-day basis, the Fund holds U.S. Government securities or cash equivalents to collateralize its short sales and derivative positions.

The NASDAQ-100 Index(R) is a modified capitalization-weighted index composed of 100 of the largest non-financial companies listed on The Nasdaq Stock Market with a capitalization range of $2.9 billion to $333.1 billion as of December 31, 2007. To the extent the Fund's underlying index is concentrated in a particular industry the Fund will necessarily be concentrated in that

                               [GRAPHIC OMITTED]

                                                                    PROSPECTUS 9


industry. Currently, the NASDAQ-100 Index(R) is concentrated in technology companies. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

INVESTOR PROFILE

The Inverse NASDAQ-100(R) 2x Strategy Fund is appropriate for investors who expect the NASDAQ-100 Index(R) to go down and want highly accelerated investment gains when that index does so. These investors must also be willing to bear the risk of equally accelerated losses if the NASDAQ-100 Index(R) goes up.


PRINCIPAL RISKS

The Inverse NASDAQ-100(R) 2x Strategy Fund is subject to a number of risks that may affect the value of its shares, including:

      o     Active Trading Risk

      o     Counterparty Credit Risk

      o     Depositary Receipt Risk

      o     Derivatives Risk

      o     Early Closing Risk

      o     Industry Concentration Risk

      o     Large-Capitalization Securities Risk

      o     Leveraging Risk

      o     Market Risk

      o     Non-Diversification Risk

      o     Short Sales Risk

      o     Technology Sector Concentration Risk

      o     Tracking Error Risk

      o     Trading Halt Risk

Please see "Descriptions of Principal Risks" on page 20 for a discussion of each of the principal risks that apply to the Fund.

                                [GRAPHIC OMITTED]

10


DOW 2X STRATEGY FUND
--------------------------------------------------------------------------------
A-CLASS (RYLDX)                                                  C-CLASS (RYCYX)

FUND OBJECTIVE

The Dow 2x Strategy Fund seeks to provide investment results that match the performance of a specific benchmark on a daily basis. The Fund's current benchmark is 200% of the performance of the Dow Jones Industrial Average(SM) (the "underlying index"). The investment objective of the Fund is non-fundamental and may be changed without shareholder approval.

If the Fund meets its objective, the value of the Fund's shares will tend to increase on a daily basis by 200% of any increase in the value of the underlying index (E.G., if the value of the underlying index goes up by 5%, the value of the Fund's shares should go up by 10% on that day). When the value of the underlying index declines, the value of the Fund's shares should also decrease on a daily basis by 200% of any decrease in the value of the underlying index (E.G., if the value of the underlying index goes down by 5%, the value of the Fund's shares should go down by 10% on that day). For more information about the effects of leverage, please see "Understanding Compounding and the Effect of Leverage."

PRINCIPAL INVESTMENT STRATEGY


The Dow 2x Strategy Fund employs as its investment strategy a program of investing in leveraged derivative instruments, which primarily consist of equity index swaps, futures contracts, and options on securities, futures contracts, and stock indices. Equity index swaps, and futures and options contracts enable the Fund to pursue its objective without investing directly in the securities included in the underlying index, or in the same proportion that those securities are represented in the underlying index. Under normal circumstances, the Dow 2x Strategy Fund will invest at least 80% of its net assets in financial instruments with economic characteristics that should perform similarly to the securities of companies included in the underlying index. This is a non-fundamental policy that can be changed by the Fund upon 60 days' prior notice to shareholders. On a day-to-day basis, the Fund holds U.S. Government securities or cash equivalents to collateralize its derivative positions. The Fund also may purchase common stock of companies that are generally within the capitalization range of the Dow Jones Industrial Average(SM).

The Dow Jones Industrial Average(SM) is a price-weighted index of 30 "blue-chip" U.S. stocks, which generally represent large-capitalization companies with a capitalization range of $14.1 billion to $511.9 billion as of December 31, 2007. The index is published by Dow Jones and the component stocks are selected by editors of the Wall Street Journal. The components tend to be market leaders in their respective industries and their stocks are typically widely held by individuals and institutional investors. To the extent the

                               [GRAPHIC OMITTED]

                                                                   PROSPECTUS 11


Fund's underlying index is concentrated in a particular industry the Fund will necessarily be concentrated in that industry. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.


INVESTOR PROFILE

The Dow 2x Strategy Fund is appropriate for investors who expect the Dow Jones Industrial Average(SM) to go up and want highly accelerated investment gains when that index does so. These investors must also be willing to bear the risk of equally accelerated losses if the Dow Jones Industrial Average(SM) goes down.

PRINCIPAL RISKS


The Dow 2x Strategy Fund is subject to a number of risks that may affect the value of its shares, including:

      o     Active Trading Risk

      o     Counterparty Credit Risk

      o     Derivatives Risk

      o     Early Closing Risk

      o     Large-Capitalization Securities Risk

      o     Leveraging Risk

      o     Market Risk

      o     Non-Diversification Risk

      o     Tracking Error Risk

      o     Trading Halt Risk


Please see "Descriptions of Principal Risks" on page 20 for a discussion of each of the principal risks that apply to the Fund.

                                [GRAPHIC OMITTED]

12


INVERSE DOW 2X STRATEGY FUND
--------------------------------------------------------------------------------
A-CLASS (RYIDX)                                                  C-CLASS (RYCZX)

FUND OBJECTIVE

The Inverse Dow 2x Strategy Fund seeks to provide investment results that match the performance of a specific benchmark on a daily basis. The Fund's current benchmark is 200% of the inverse (opposite) of the performance of the Dow Jones Industrial Average(SM) (the "underlying index"). The investment objective of the Fund is non-fundamental and may be changed without shareholder approval.

If the Fund meets its objective, the value of the Fund's shares will tend to increase on a daily basis by 200% of any decrease in the value of the underlying index (E.G., if the value of the underlying index goes down by 5%, the value of the Fund's shares should go up by 10% on that day). When the value of the underlying index increases, the value of the Fund's shares should decrease on a daily basis by 200% of any increase in the value of the underlying index (E.G., if the value of the underlying index goes up by 5%, the value of the Fund's shares should go down by 10% on that day). For more information about the effects of leverage, please see "Understanding Compounding and the Effect of Leverage."

PRINCIPAL INVESTMENT STRATEGY


The Inverse Dow 2x Strategy Fund employs as its investment strategy a program of engaging in short sales of securities generally included in the underlying index and investing in leveraged derivative instruments, which primarily consist of equity index swaps, futures contracts, and options on securities, futures contracts, and stock indices. Equity index swaps, short sales, and futures and options contracts enable the Fund to pursue its objective without selling short each of the securities included in the underlying index. Under normal circumstances, the Inverse Dow 2x Strategy Fund will invest at least 80% of its net assets, plus any borrowings for investment purposes, in financial instruments with economic characteristics that should perform opposite to the securities of companies included in the underlying index. This is a non-fundamental policy that can be changed by the Fund upon 60 days' prior notice to shareholders. On a day-to-day basis, the Fund holds U.S. Government securities or cash equivalents to collateralize its short sales and derivative positions.

The Dow Jones Industrial Average(SM) is a price-weighted index of 30 "blue-chip" U.S. stocks, which generally represent large-capitalization companies with a capitalization range of $14.1 billion to $511.9 billion as of December 31, 2007. The index is published by Dow Jones and the component stocks are selected by editors of the Wall Street Journal. The components tend to be market leaders in their respective industries and their stocks are typically widely held by individuals and institutional investors. To the extent the Fund's

                                [GRAPHIC OMITTED]

                                                                   PROSPECTUS 13


underlying index is concentrated in a particular industry the Fund will necessarily be concentrated in that industry. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.


INVESTOR PROFILE

The Inverse Dow 2x Strategy Fund is appropriate for investors who expect the Dow Jones Industrial Average(SM) to go down and want highly accelerated investment gains when that index does so. These investors must also be willing to bear the risk of equally accelerated losses if the Dow Jones Industrial Average(SM) goes up.

PRINCIPAL RISKS

The Inverse Dow 2x Strategy Fund is subject to a number of risks that may affect the value of its shares, including:


      o     Active Trading Risk

      o     Counterparty Credit Risk

      o     Derivatives Risk

      o     Early Closing Risk

      o     Large-Capitalization Securities Risk

      o     Leveraging Risk

      o     Market Risk

      o     Non-Diversification Risk

      o     Short Sales Risk

      o     Tracking Error Risk

      o     Trading Halt Risk


Please see "Descriptions of Principal Risks" on page 20 for a discussion of each of the principal risks that apply to the Fund.

                                [GRAPHIC OMITTED]

14


RUSSELL 2000(R) 2X STRATEGY FUND
--------------------------------------------------------------------------------
A-CLASS (RYRUX)                                                  C-CLASS (RYRLX)

FUND OBJECTIVE

The Russell 2000(R) 2x Strategy Fund seeks to provide investment results that match the performance of a specific benchmark on a daily basis. The Fund's current benchmark is 200% of the performance of the Russell 2000(R) Index (the "underlying index"). The investment objective of the Fund is non-fundamental and may be changed without shareholder approval.

If the Fund meets its objective, the value of the Fund's shares will tend to increase on a daily basis by 200% of any increase in the value of the underlying index. When the value of the underlying index declines, the value of the Fund's shares should also decrease on a daily basis by 200% of any decrease in the value of the underlying index (E.G., if the value of the underlying index goes down by 5%, the value of the Fund's shares should go down by 10% on that day). For more information about the effects of leverage, please see "Understanding Compounding and the Effect of Leverage."

PRINCIPAL INVESTMENT STRATEGY


The Russell 2000(R) 2x Strategy Fund employs as its investment strategy a program of investing in leveraged derivative instruments, which primarily consist of equity index swaps, futures contracts, and options on securities, futures contracts, and stock indices. Equity index swaps and futures and options contracts enable the Fund to pursue its objective without investing directly in the securities included in the underlying index, or in the same proportion that those securities are represented in the underlying index. The Fund may also invest in ADRs to gain exposure to the underlying index. Under normal circumstances, the Russell 2000(R) 2x Strategy Fund will invest at least 80% of its net assets in financial instruments with economic characteristics that should perform similarly to the securities of companies included in the underlying index. This is a non-fundamental policy that can be changed by the Fund upon 60 days' prior notice to shareholders. On a day-to-day basis, the Fund holds U.S. Government securities or cash equivalents to collateralize its derivative positions. The Fund also may purchase common stock of companies that are generally within the capitalization range of the Russell 2000(R) Index.

The Russell 2000(R) Index is composed of the 2,000 smallest companies in the Russell 3000(R) Index, representing approximately 11% of the Russell 3000(R) total market capitalization and consisting of a capitalization range of $27 million to $8.6 billion as of December 31, 2007. The Russell 3000(R) Index is composed of the 3,000 largest U.S. companies ranked by total market capitalization, representing approximately 98% of the U.S. investable equity market. To the extent the Fund's underlying index is concentrated in a particular industry the Fund will necessarily be concentrated in that industry. The Fund is

                                [GRAPHIC OMITTED]

                                                                   PROSPECTUS 15


non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.


INVESTOR PROFILE

The Russell 2000(R) 2x Strategy Fund is appropriate for investors who expect the Russell 2000(R) Index to go up and want highly accelerated investment gains when that index does so. These investors must also be willing to bear the risk of equally accelerated losses if the Russell 2000(R) Index goes down.

PRINCIPAL RISKS

The Russell 2000(R) 2x Strategy Fund is subject to a number of risks that may affect the value of its shares, including:

      o     Active Trading Risk

      o     Counterparty Credit Risk

      o     Depositary Receipt Risk

      o     Derivatives Risk

      o     Early Closing Risk

      o     Leveraging Risk

      o     Market Risk

      o     Non-Diversification Risk

      o     Small-Capitalization Securities Risk

      o     Tracking Error Risk

      o     Trading Halt Risk

Please see "Descriptions of Principal Risks" on page 20 for a discussion of each of the principal risks that apply to the Fund.

                                [GRAPHIC OMITTED]

16


INVERSE RUSSELL 2000(R) 2X STRATEGY FUND
--------------------------------------------------------------------------------
A-CLASS (RYIUX)                                                  C-CLASS (RYIZX)

FUND OBJECTIVE

The Inverse Russell 2000(R) 2x Strategy Fund seeks to provide investment results that match the performance of a specific benchmark on a daily basis. The Fund's current benchmark is 200% of the inverse (opposite) of the performance of the Russell 2000(R) Index (the "underlying index"). The investment objective of the Fund is non-fundamental and may be changed without shareholder approval.

If the Fund meets its objective, the value of the Fund's shares will tend to increase on a daily basis by 200% of any decrease in the value of the underlying index (E.G., if the value of the underlying index goes down by 5%, the value of the Fund's shares should go up by 10% on that day). When the value of the underlying index increases, the value of the Fund's shares should decrease on a daily basis by 200% of any increase in the value of the underlying index (E.G., if the value of the underlying index goes up by 5%, the value of the Fund's shares should go down by 10% on that day). For more information about the effects of leverage, please see "Understanding Compounding and the Effect of Leverage."

PRINCIPAL INVESTMENT STRATEGY


The Inverse Russell 2000(R) 2x Strategy Fund employs as its investment strategy a program of engaging in short sales of securities generally included in the underlying index and investing in leveraged derivative instruments, which primarily consist of equity index swaps, futures contracts, and options on securities, futures contracts, and stock indices. Equity index swaps, short sales, and futures and options contracts enable the Fund to pursue its objective without selling short each of the securities included in the underlying index. The Fund may also invest in ADRs to gain inverse exposure to the underlying index. Under normal circumstances, the Inverse Russell 2000(R) 2x Strategy Fund will invest at least 80% of its net assets in financial instruments with economic characteristics that should perform opposite to the securities of companies included in the underlying index. This is a non-fundamental policy that can be changed by the Fund upon 60 days' prior notice to shareholders. On a day-to-day basis, the Fund holds U.S. Government securities or cash equivalents to collateralize its short sales and derivative positions.

The Russell 2000(R) Index is composed of the 2,000 smallest companies in the Russell 3000(R) Index, representing approximately 11% of the Russell 3000(R) total market capitalization and consisting of a capitalization range of $27 million to $8.6 billion as of December 31, 2007. The Russell 3000(R) Index is composed of the 3,000 largest U.S. companies ranked by total market capitalization, representing approximately 98% of the U.S. investable equity market.

                                [GRAPHIC OMITTED]

                                                                   PROSPECTUS 17


To the extent the Fund's underlying index is concentrated in a particular industry the Fund will necessarily be concentrated in that industry. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

INVESTOR PROFILE

The Inverse Russell 2000(R) 2x Strategy Fund is appropriate for investors who expect the Russell 2000(R) Index to go down and want highly accelerated investment gains when that index does so. These investors must also be willing to bear the risk of equally accelerated losses if the Russell 2000(R) Index goes up.

PRINCIPAL RISKS

The Inverse Russell 2000(R) 2x Strategy Fund is subject to a number of risks that may affect the value of its shares, including:

      o     Active Trading Risk

      o     Counterparty Credit Risk

      o     Depositary Receipt Risk

      o     Derivatives Risk

      o     Early Closing Risk

      o     Leveraging Risk

      o     Market Risk

      o     Non-Diversification Risk

      o     Short Sales Risk

      o     Small-Capitalization Securities Risk

      o     Tracking Error Risk

      o     Trading Halt Risk

Please see "Descriptions of Principal Risks" on page 20 for a discussion of each of the principal risks that apply to the Fund.

                                [GRAPHIC OMITTED]

18


PRINCIPAL RISKS OF INVESTING IN THE FUNDS
--------------------------------------------------------------------------------

As indicated below, the Funds are subject to a number of risks that may affect the value of the Funds' shares. Please see "Descriptions of Principal Risks" immediately following the table for more detailed information about the principal risks of the Funds.


-------------------------------------------------------------------------------------------------------
                                                        INVERSE S&P                         INVERSE
                                         S&P 500 2X       500 2X         NASDAQ-100(R)   NASDAQ-100(R)
                                          STRATEGY       STRATEGY         2X STRATEGY      2X STRATEGY
                                            FUND           FUND              FUND             FUND
-------------------------------------------------------------------------------------------------------
Active Trading Risk                           X              X                 X               X
-------------------------------------------------------------------------------------------------------
Counterparty Credit Risk                      X              X                 X               X
-------------------------------------------------------------------------------------------------------
Depositary Receipt Risk                                                        X               X
-------------------------------------------------------------------------------------------------------
Derivatives Risk                              X              X                 X               X
-------------------------------------------------------------------------------------------------------
Early Closing Risk                            X              X                 X               X
-------------------------------------------------------------------------------------------------------
Industry Concentration Risk                                                    X               X
-------------------------------------------------------------------------------------------------------
Large-Capitalization Securities Risk          X              X                 X               X
-------------------------------------------------------------------------------------------------------
Leveraging Risk                               X              X                 X               X
-------------------------------------------------------------------------------------------------------
Market Risk                                   X              X                 X               X
-------------------------------------------------------------------------------------------------------
Non-Diversification Risk                      X              X                 X               X
-------------------------------------------------------------------------------------------------------
Short Sales Risk                                             X                                 X
-------------------------------------------------------------------------------------------------------
Small-Capitalization Securities Risk
-------------------------------------------------------------------------------------------------------
Technology Sector Concentration Risk                                           X               X
-------------------------------------------------------------------------------------------------------
Tracking Error Risk                           X              X                 X               X
-------------------------------------------------------------------------------------------------------
Trading Halt Risk                             X              X                 X               X
-------------------------------------------------------------------------------------------------------

                                [GRAPHIC OMITTED]

                                                                   PROSPECTUS 19


----------------------------------------------------------------------------------------------------------
                                                                                               INVERSE
                                           DOW 2X       INVERSE DOW      RUSSELL 2000(R)   RUSSELL 2000(R)
                                          STRATEGY      2X STRATEGY        2X STRATEGY       2X STRATEGY
                                            FUND            FUND              FUND              FUND
----------------------------------------------------------------------------------------------------------
Active Trading Risk                           X              X                  X                 X
----------------------------------------------------------------------------------------------------------
Counterparty Credit Risk                      X              X                  X                 X
----------------------------------------------------------------------------------------------------------
Depositary Receipt Risk                                                         X                 X
----------------------------------------------------------------------------------------------------------
Derivatives Risk                              X              X                  X                 X
----------------------------------------------------------------------------------------------------------
Early Closing Risk                            X              X                  X                 X
----------------------------------------------------------------------------------------------------------
Industry Concentration Risk
----------------------------------------------------------------------------------------------------------
Large-Capitalization Securities Risk          X              X
----------------------------------------------------------------------------------------------------------
Leveraging Risk                               X              X                  X                 X
----------------------------------------------------------------------------------------------------------
Market Risk                                   X              X                  X                 X
----------------------------------------------------------------------------------------------------------
Non-Diversification Risk                      X              X                  X                 X
----------------------------------------------------------------------------------------------------------
Short Sales Risk                                             X                                    X
----------------------------------------------------------------------------------------------------------
Small-Capitalization Securities Risk                                            X                 X
----------------------------------------------------------------------------------------------------------
Technology Sector Concentration Risk
----------------------------------------------------------------------------------------------------------
Tracking Error Risk                           X              X                  X                 X
----------------------------------------------------------------------------------------------------------
Trading Halt Risk                             X              X                  X                 X
----------------------------------------------------------------------------------------------------------

                                [GRAPHIC OMITTED]

20


DESCRIPTIONS OF PRINCIPAL RISKS

ACTIVE TRADING RISK - A significant portion of the Fund's assets may come from investors who take part in certain strategic and tactical asset allocation programs. These programs often recommend frequent trading of Fund shares to take advantage of anticipated changes in market conditions. Therefore, the Advisor anticipates that investors who take part in these programs may frequently redeem or exchange shares of the Fund, which may cause the Fund to experience high portfolio turnover. High portfolio turnover may result in the Fund paying higher levels of transaction costs. In addition, large movements of assets into and out of the Fund may negatively impact the Fund's ability to achieve its investment objective. In certain circumstances, the Fund's expense ratio may vary from current estimates or the historical ratio disclosed in this Prospectus.


COUNTERPARTY CREDIT RISK - The Fund may invest in financial instruments involving counterparties for the purpose of attempting to gain exposure to a particular group of securities or asset class without actually purchasing those securities or investments, or to hedge a position. Such financial instruments include, but are not limited to, total return, index, and interest rate swap agreements. The Fund will use short-term counterparty agreements to exchange the returns (or differentials in rates of return) earned or realized in particular predetermined investments or instruments. The Fund will not enter into any agreement involving a counterparty unless the Advisor believes that the other party to the transaction is creditworthy. The use of swap agreements and structured notes involves risks that are different from those associated with ordinary portfolio securities transactions. For example, the Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. If a counterparty defaults on its payment obligations to the Fund, this default will cause the value of your investment in the Fund to decrease. In addition, the Fund may enter into swap agreements with a limited number of counterparties, which may increase the Fund's exposure to counterparty credit risk. Swap agreements also may be considered to be illiquid.

DEPOSITARY RECEIPT RISK - The Fund may hold the securities of non-U.S. companies in the form of American Depositary Receipts ("ADRs"). ADRs are negotiable certificates issued by a U.S. financial institution that represent a specified number of shares in a foreign stock and trade on a U.S. national securities exchange, such as the NYSE. The Fund will primarily invest in sponsored ADRs, which are issued with the support of the issuer of the foreign stock underlying the ADRs and which carry all the rights of common shares, including voting rights. The underlying securities of the ADRs in the Fund's portfolio are usually denominated or quoted in currencies other than the U.S. Dollar. As a result, changes in foreign currency exchange rates may affect the value of the Fund's portfolio. Generally, when the U.S. Dollar rises in value against a

                                [GRAPHIC OMITTED]

                                                                   PROSPECTUS 21


foreign currency, a security denominated in that currency loses value because the currency is worth fewer U.S. Dollars. In addition, because the underlying securities of ADRs trade on foreign exchanges at times when the U.S. markets are not open for trading, the value of the securities underlying the ADRs may change materially at times when the U.S. markets are not open for trading, regardless of whether there is an active U.S. market for shares of the Fund. Investments in the underlying foreign securities may involve risks not typically associated with investing in U.S. companies. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices in some foreign markets can be extremely volatile due to increased risks of adverse issuer, political, regulatory, market, or economic developments. Many foreign countries lack accounting and disclosure standards comparable to those that apply to U.S. companies, and it may be more difficult to obtain reliable information regarding a foreign issuer's financial condition and operations. In addition, transaction costs and costs associated with custody services are generally higher for foreign securities than they are for U.S. securities.


DERIVATIVES RISK - The Fund may invest a percentage of its assets in derivatives, such as futures and options contracts, to pursue its investment objective. The use of such derivatives may expose the Fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives. The Fund may use futures contracts and related options for bona fide hedging purposes to offset changes in the value of securities held or expected to be acquired. They may also be used to gain exposure to a particular market or instrument, to create a synthetic money market position, and for certain other tax-related purposes. The Fund will only enter into futures contracts traded on a national futures exchange or board of trade. Futures and options contracts are described in more detail below:

      FUTURES CONTRACTS - Futures contracts and options on futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security at a specified future time and at a specified price. An option on a futures contract gives the purchaser the right, in exchange for a premium, to assume a position in a futures contract at a specified exercise price during the term of the option. Index futures are futures contracts for various indices that are traded on registered securities exchanges.

      OPTIONS - The buyer of an option acquires the right to buy (a call option) or sell (a put option) a certain quantity of a security (the underlying security) or instrument at a certain price up to a specified point in time. The seller or writer of an option is obligated to sell (a call option) or buy (a put option) the underlying security. When writing (selling) call options on

                                [GRAPHIC OMITTED]

22


      securities, the Fund may cover its positions by owning the underlying security on which the option is written or by owning a call option on the underlying security. Alternatively, the Fund may cover its positions by maintaining, in a segregated account, cash or liquid securities equal in value to the exercise price of the call options written by the Fund.

      The risks associated with the Fund's use of futures and options contracts include:

      o The Fund experiencing losses that exceed losses experienced by funds that do not use futures contracts and options.

      o There may be an imperfect correlation between the changes in market value of the securities held by the Fund and the prices of futures and options on futures.

      o Although the Fund will only purchase exchange-traded futures, due to market conditions there may not always be a liquid secondary market for a futures contract. As a result, the Fund may be unable to close out its futures contracts at a time which is advantageous.

      o Trading restrictions or limitations may be imposed by an exchange, and government regulations may restrict trading in futures contracts and options.

      o Because option premiums paid or received by the Fund are small in relation to the market value of the investments underlying the options, buying and selling put and call options can be more speculative than investing directly in securities.


EARLY CLOSING RISK - The normal close of trading of securities listed on NASDAQ and the NYSE is 4:00 p.m., Eastern Time. Unanticipated early closings of securities exchanges and other financial markets may result in the Fund's inability to buy or sell securities or other financial instruments on that day. If an exchange or market closes early on a day when the Fund needs to execute a high volume of trades late in a trading day, the Fund might incur substantial trading losses.

INDUSTRY CONCENTRATION RISK - None of the Funds will invest 25% or more of the value of a Fund's total assets in the securities of one or more issuers conducting their principal business activities in the same industry or group of industries; except that, to the extent the index underlying the Fund's benchmark is concentrated in a particular industry, the Fund will necessarily be concentrated in that industry. Currently, the index underlying the NASDAQ-100(R) 2x Strategy Fund's and Inverse NASDAQ-100(R) 2x Strategy Fund's benchmark-- the NASDAQ-100 Index(R)--is concentrated in technology companies. The risk of concentrating Fund investments in a limited number of

                                [GRAPHIC OMITTED]

                                                                   PROSPECTUS 23


issuers conducting business in the same industry or group of industries is that the Fund will be more susceptible to the risks associated with that industry or group of industries than a fund that does not concentrate its investments. The Fund's investments in technology companies are subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of technology companies may fluctuate widely due to competitive pressures, increased sensitivity to short product cycles and aggressive pricing, problems relating to bringing their products to market, very high price/earnings ratios, and high personnel turnover due to severe labor shortages for skilled technology professionals.


LARGE-CAPITALIZATION SECURITIES RISK - The S&P 500 2x Strategy Fund, NASDAQ-100(R) 2x Strategy Fund, and the Dow 2x Strategy Fund are subject to the risk that large-capitalization stocks may underperform other segments of the equity market or the equity market as a whole. Conversely, the Inverse S&P 500 2x Strategy Fund, Inverse NASDAQ-100(R) 2x Strategy Fund and the Inverse Dow 2x Strategy Fund are subject to the risk that large-capitalization stocks may outperform other segments of the equity market or the equity market as a whole.


LEVERAGING RISK - The Fund achieves leveraged exposure to its underlying index through the use of derivative instruments. The more the Fund invests in derivative instruments that give rise to leverage, the more this leverage will magnify any losses on those investments. Leverage will cause the value of the Fund's shares to be more volatile than if the Fund did not use leverage. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of the Fund's portfolio securities or other investments. The Fund will engage in transactions and purchase instruments that give rise to forms of leverage. Such transactions and instruments may include, among others, the use of reverse repurchase agreements and other borrowings, the investment of collateral from loans of portfolio securities, the use of when issued, delayed-delivery or forward commitment transactions or short sales. The use of leverage may also cause the Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations or to meet segregation requirements. Certain types of leveraging transactions, such as short sales that are not "against the box," could theoretically be subject to unlimited losses in cases where the Fund, for any reason, is unable to close out the transaction. In addition, to the extent the Fund borrows money, interest costs on such borrowed money may not be recovered by any appreciation of the securities purchased with the borrowed funds and could exceed the Fund's investment income, resulting in greater losses. The value of the Fund's shares will tend to increase or decrease more than the value of any increase or decrease in its underlying index due to the fact that the Fund's investment strategies involve

                                [GRAPHIC OMITTED]

24


consistently applied leverage. Leverage will also have the effect of magnifying tracking error risk.

MARKET RISK - The Fund may invest in public and privately issued securities, which may include common and preferred stocks, bonds, warrants, and rights, as well as derivatives and financial instruments that attempt to track the price movement of securities indices. Investments in securities and other financial instruments, in general, are subject to market risks that may cause their prices to fluctuate over time. The Fund's investments may decline in value due to factors affecting securities markets generally, or particular countries, segments, economic sectors, industries or companies within those markets. The value of a security may decline due to general economic and market conditions which are not specifically related to a particular issuer, such as real or perceived adverse economic conditions or changes in interest or currency rates. The value of securities convertible into equity securities, such as warrants or convertible debt, is also affected by prevailing interest rates, the credit quality of the issuer and any call provision. Fluctuations in the value of securities and financial instruments in which the Fund invests will cause the net asset value of the Fund to fluctuate. Historically, the markets have moved in cycles, and the value of the Fund's securities and other financial instruments may fluctuate drastically from day to day.

NON-DIVERSIFICATION RISK - To the extent that the Fund invests a significant percentage of its assets in a limited number of issuers, the Fund is subject to the risks of investing in those few issuers, and may be more susceptible to a single adverse economic or regulatory occurrence. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.


SHORT SALES RISK - Short sales are transactions in which the Fund sells a security it does not own. To complete the transaction, the Fund must borrow the security to make delivery to the buyer. The Fund is then obligated to replace the security borrowed by purchasing the security at the market price at the time of replacement. The price at such time may be higher or lower than the price at which the security was sold by the Fund. If the underlying security goes down in price between the time the Fund sells the security and buys it back, the Fund will realize a gain on the transaction. Conversely, if the underlying security goes up in price during the period, the Fund will realize a loss on the transaction. Any such loss is increased by the amount of premium or interest the Fund must pay to the lender of the security. Likewise, any gain will be decreased by the amount of premium or interest the Fund must pay to the lender of the security. The Fund is also required to segregate other assets on its books to cover its obligation to return the security to the lender which means that those other assets may not be available to meet the Fund's needs for immediate cash or other

                                [GRAPHIC OMITTED]

                                                                   PROSPECTUS 25


liquidity. The Fund's investment performance may also suffer if the Fund is required to close out a short position earlier than it had intended. This would occur if the securities lender required the Fund to deliver the securities the Fund borrowed at the commencement of the short sale and the Fund was unable to borrow the securities from another securities lender or otherwise obtain the security by other means. In addition, the Fund may be subject to expenses related to short sales that are not typically associated with investing in securities directly, such as costs of borrowing and margin account maintenance costs associated with the Fund's open short positions. These expenses negatively impact the performance of the Fund. For example, when the Fund short sells an interest-bearing security, such as a bond, it is obligated to pay the interest on the security it has sold. This cost is partially offset by the interest earned by the Fund on the investment of the cash generated by the short sale. Similarly, when the Fund sells short an equity security that pays a dividend, it is obligated to pay the dividend on the security it has sold. However, a dividend paid on a security sold short generally reduces the market value of the shorted security and thus, increases the Fund's unrealized gain or reduces the Fund's unrealized loss on its short sale transaction. To the extent that the interest rate and/or dividend that the Fund is obligated to pay is greater than the interest earned by the Fund on investments, the performance of the Fund will be negatively impacted. These types of short sales expenses are sometimes referred to as the "negative cost of carry," and will tend to cause the Fund to lose money on a short sale even in instances where the price of the underlying security sold short does not change over the duration of the short sale.

SMALL-CAPITALIZATION SECURITIES RISK - In comparison to securities of companies with larger capitalizations, securities of small-capitalization companies may have more price volatility, greater spreads between their bid and ask prices, significantly lower trading volumes, and cyclical or static growth prospects. Small-capitalization companies often have limited product lines, markets or financial resources, and may therefore be more vulnerable to adverse developments than medium and larger capitalization companies. These securities may or may not pay dividends. The Russell 2000(R) 2x Strategy Fund is subject to the risk that small-capitalization stocks may underperform other segments of the equity market or the equity markets as a whole. Conversely, the Inverse Russell 2000(R) 2x Strategy Fund is subject to the risk that small-capitalization stocks may outperform other segments of the equity market or the equity markets as a whole.

TECHNOLOGY SECTOR CONCENTRATION RISK - The Fund's underlying index is concentrated in technology companies. As a result, the Fund's investments will also necessarily be concentrated in technology companies. The market prices of technology-related instruments tend to exhibit a greater degree of market risk

                                [GRAPHIC OMITTED]

26


and sharp price fluctuations than other types of instruments. Technology-related instruments also may be affected adversely by, among other things, changes in technology, consumer and business purchasing patterns, government regulation and/or obsolete products or services.

TRACKING ERROR RISK - Tracking error risk refers to the risk that the Advisor may not be able to cause the Fund's performance to match that of the Fund's underlying index, either on a daily or aggregate basis. Factors such as Fund expenses, imperfect correlation between the Fund's investments and those of its underlying index, rounding of share prices, changes to the composition of the underlying index, regulatory policies, high portfolio turnover rate and the use of leverage all contribute to tracking error. In addition, because the Fund seeks to track the performance of its benchmark on a daily basis, mathematical compounding may prevent the Fund from correlating with the monthly, quarterly, annual or other period performance of its benchmark. Tracking error may cause the Fund's performance to be less than you expect. Tracking error may be more significant for the Fund compared to other Rydex Funds due to the Fund's consistent application of leverage to increase exposure to its underlying index.

TRADING HALT RISK - The Fund typically will hold short-term options and futures contracts. The major exchanges on which these contracts are traded, such as the Chicago Mercantile Exchange, have established limits on how much an option or futures contract may decline over various time periods within a day. In addition, the major securities exchanges, such as the NYSE, have established limits on how much the securities market, based on the Dow Jones Industrial Average(SM), may decline over various time periods within a day. If the price of a security, an option or a futures contract declines more than the established limits, trading on the exchange is halted on that instrument. If a trading halt occurs, the Fund may temporarily be unable to purchase or sell the options, futures contracts or securities that are the subject of the trading halt. Such a trading halt near the time the Fund prices its shares may limit the Fund's ability to use leverage and may prevent the Fund from achieving its investment objective. In such an event, the Fund also may be required to use a "fair value" method to price their outstanding contracts or securities.

                                [GRAPHIC OMITTED]

                                                                   PROSPECTUS 27


FUND PERFORMANCE
--------------------------------------------------------------------------------

The following bar charts show the performance of the C-Class Shares of the Funds from year to year. The variability of performance over time provides an indication of the risks of investing in a Fund. The following tables show the performance of the A-Class Shares and C-Class Shares of the Funds as an average over different periods of time in comparison to the performance of a broad market index. The figures in the bar charts and tables assume the reinvestment of dividends and capital gains distributions. The after-tax returns are calculated using the highest historical federal income and capital gains tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. Returns After Taxes on Distributions assume a continued investment in a Fund and show the effect of taxes on Fund distributions. Returns After Taxes on Distributions and Sale of Fund Shares assume all shares were redeemed at the end of each measurement period, and show the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns for other classes of shares will differ from those shown below. Of course, this past performance (before and after taxes) does not necessarily indicate how a Fund will perform in the future.

28


S&P 500 2X STRATEGY FUND
--------------------------------------------------------------------------------

THE PERFORMANCE INFORMATION SHOWN BELOW FOR THE C-CLASS SHARES IS BASED ON A CALENDAR YEAR.

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

                2001     2002    2003    2004   2005    2006   2007
              -----------------------------------------------------
              -34.60   -47.09   52.07   16.72   2.56   22.89   0.24

Highest Quarter Return                                     Lowest Quarter Return
(quarter ended 6/30/2003) 31.09%               (quarter ended 9/30/2002) -35.18%

AVERAGE ANNUAL TOTAL RETURN
(FOR PERIODS ENDED DECEMBER 31, 2007)

                                                                           Since Inception
A-CLASS SHARES                                               Past 1 Year      (09/01/2004)
-------------------------------------------------------------------------------------------
Return Before Taxes                                             -3.81%          12.29%
Return After Taxes on Distributions                             -4.03%          11.90%
Return After Taxes on Distributions and Sale of Fund Shares     -2.47%          10.40%
S&P 500 Index 1                                                  5.49%          10.92%

                                                                           Since Inception
C-CLASS SHARES                                Past 1 Year   Past 5 Years      (11/27/2000)
-------------------------------------------------------------------------------------------
Return Before Taxes                              0.24%          17.53%         -4.39%
Return After Taxes on Distributions              0.00%          17.24%         -4.56%
Return After Taxes on Distributions and
   Sale of Fund Shares                           0.17%          15.33%         -3.74%
S&P 500 Index 1                                  5.49%          12.83%          2.96%

1 THE S&P 500 INDEX IS AN UNMANAGED CAPITALIZATION-WEIGHTED INDEX COMPOSED OF 500 COMMON STOCKS, WHICH ARE CHOSEN BY STANDARD & POOR'S, A DIVISION OF THE MCGRAW-HILL COMPANY ("S&P") ON A STATISTICAL BASIS. RETURNS REFLECT NO DEDUCTION FOR FEES, EXPENSES, OR TAXES.

                                                                   PROSPECTUS 29


INVERSE S&P 500 2X STRATEGY FUND
--------------------------------------------------------------------------------

THE PERFORMANCE INFORMATION SHOWN BELOW FOR THE C-CLASS SHARES IS BASED ON A CALENDAR YEAR.

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

                2002     2003     2004    2005     2006     2007
               -------------------------------------------------
               36.54   -43.98   -20.67   -5.28   -18.12    -4.71

Highest Quarter Return                                     Lowest Quarter Return
(quarter ended 9/30/2002) 32.79%               (quarter ended 6/30/2003) -26.44%

AVERAGE ANNUAL TOTAL RETURN
(FOR PERIODS ENDED DECEMBER 31, 2007)

                                                                           Since Inception
A-CLASS SHARES                                               Past 1 Year      (09/01/2004)
-------------------------------------------------------------------------------------------
Return Before Taxes                                             -8.53%         -14.42%
Return After Taxes on Distributions                             -9.56%         -15.21%
Return After Taxes on Distributions and Sale of Fund Shares     -5.58%         -12.30%
S&P 500 Index 1                                                  5.49%          10.92%

                                                                           Since Inception
C-CLASS SHARES                                Past 1 Year   Past 5 Years      (03/01/2001)
-------------------------------------------------------------------------------------------
Return Before Taxes                              -4.71%        -19.96%          -9.68%
Return After Taxes on Distributions              -5.58%        -20.48%         -10.14%
Return After Taxes on Distributions and
   Sale of Fund Shares                           -3.10%        -15.79%          -8.02%
S&P 500 Index 1                                   5.49%         12.83%           4.04%

1 THE S&P 500 INDEX IS AN UNMANAGED CAPITALIZATION-WEIGHTED INDEX COMPOSED OF 500 COMMON STOCKS, WHICH ARE CHOSEN BY S&P ON A STATISTICAL BASIS. RETURNS REFLECT NO DEDUCTION FOR FEES, EXPENSES, OR TAXES.

30


NASDAQ-100(R) 2X STRATEGY FUND
--------------------------------------------------------------------------------

THE PERFORMANCE INFORMATION SHOWN BELOW FOR THE C-CLASS SHARES IS BASED ON A CALENDAR YEAR.

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

               2001     2002    2003    2004    2005   2006    2007
             ------------------------------------------------------
             -69.90   -69.19   98.54   13.76   -3.89   4.55   28.14

Highest Quarter Return                                     Lowest Quarter Return
(quarter ended 12/31/2001) 73.85%              (quarter ended 9/30/2001) -62.97%

AVERAGE ANNUAL TOTAL RETURN
(FOR PERIODS ENDED DECEMBER 31, 2007)

                                                                           Since Inception
A-CLASS SHARES                                               Past 1 Year      (09/01/2004)
-------------------------------------------------------------------------------------------
Return Before Taxes                                             22.91%          17.36%
Return After Taxes on Distributions                             22.91%          17.29%
Return After Taxes on Distributions and Sale of Fund Shares     14.89%          15.08%
NASDAQ-100 Index(R) 2                                           19.24%          13.73%

                                                                           Since Inception
C-CLASS SHARES                                Past 1 Year   Past 5 Years       (11/20/2000)
-------------------------------------------------------------------------------------------
Return Before Taxes                              28.14%         23.80%         -21.66%
Return After Taxes on Distributions              28.14%         23.56%         -21.77%
Return After Taxes on Distributions and
   Sale of Fund Shares                           18.29%         21.09%         -15.63%
NASDAQ-100 Index(R) 2                            19.24%         16.62%          -3.75%

2 THE NASDAQ-100 INDEX(R) IS AN UNMANAGED MODIFIED CAPITALIZATION-WEIGHTED INDEX COMPOSED OF 100 OF THE LARGEST NON-FINANCIAL COMPANIES LISTED ON THE THE NASDAQ STOCK MARKET. RETURNS REFLECT NO DEDUCTION FOR FEES, EXPENSES, OR TAXES.

                                                                   PROSPECTUS 31


INVERSE NASDAQ-100(R) 2X STRATEGY FUND
--------------------------------------------------------------------------------

THE PERFORMANCE INFORMATION SHOWN BELOW FOR THE C-CLASS SHARES IS BASED ON A CALENDAR YEAR.

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

                 2002     2003     2004    2005    2006     2007
                ------------------------------------------------
                50.09   -63.21   -25.20   -2.00   -8.69   -27.67

Highest Quarter Return                                     Lowest Quarter Return
(quarter ended 6/30/2002) 66.50%              (quarter ended 12/31/2002) -37.17%

AVERAGE ANNUAL TOTAL RETURN
(FOR PERIODS ENDED DECEMBER 31, 2007)

                                                                           Since Inception
A-CLASS SHARES                                               Past 1 Year      (09/01/2004)
-------------------------------------------------------------------------------------------
Return Before Taxes                                            -30.57%         -21.39%
Return After Taxes on Distributions                            -32.07%         -22.36%
Return After Taxes on Distributions and
   Sale of Fund Shares                                         -19.91%         -17.75%
NASDAQ-100 Index(R) 2                                           19.24%          13.73%

                                                                           Since Inception
C-CLASS SHARES                                Past 1 Year   Past 5 Years      (03/08/2001)
-------------------------------------------------------------------------------------------
Return Before Taxes                             -27.67%        -29.18%         -19.61%
Return After Taxes on Distributions             -29.30%        -29.79%         -20.25%
Return After Taxes on Distributions and
   Sale of Fund Shares                          -18.30%        -21.53%         -14.71%
NASDAQ-100 Index(R) 2                            19.24%         16.62%           1.37%

2 THE NASDAQ-100 INDEX(R) IS AN UNMANAGED MODIFIED CAPITALIZATION-WEIGHTED INDEX COMPOSED OF 100 OF THE LARGEST NON-FINANCIAL COMPANIES LISTED ON THE NASDAQ STOCK MARKET. RETURNS REFLECT NO DEDUCTION FOR FEES, EXPENSES, OR TAXES.

32


DOW 2X STRATEGY FUND
--------------------------------------------------------------------------------

THE PERFORMANCE INFORMATION SHOWN BELOW FOR THE C-CLASS SHARES IS BASED ON A CALENDAR YEAR.

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

                               2005    2006   2007
                              --------------------
                              -4.44   29.29   6.50

Highest Quarter Return                                     Lowest Quarter Return
(quarter ended 6/30/2007) 16.25%              (quarter ended 12/31/2007) -10.47%

AVERAGE ANNUAL TOTAL RETURN
(FOR PERIODS ENDED DECEMBER 31, 2007)

                                                                           Since Inception
A-CLASS SHARES                                               Past 1 Year      (09/01/2004)
-------------------------------------------------------------------------------------------
Return Before Taxes                                             2.23%          11.36%
Return After Taxes on Distributions                             2.22%          11.28%
Return After Taxes on Distributions and Sale of Fund Shares     1.45%           9.78%
Dow Jones Industrial Average(SM) 3                              8.88%          10.81%

                                                                           Since Inception
C-CLASS SHARES                                               Past 1 Year      (02/20/2004)
-------------------------------------------------------------------------------------------
Return Before Taxes                                             6.50%           7.61%
Return After Taxes on Distributions                             6.49%           7.53%
Return After Taxes on Distributions and Sale of Fund Shares     4.22%           6.52%
Dow Jones Industrial Average(SM) 3                              8.88%           8.33%

3 THE DOW JONES INDUSTRIAL AVERAGE(SM) IS A PRICE-WEIGHTED INDEX OF 30 "BLUE-CHIP" U.S. STOCKS. THE INDEX IS PUBLISHED BY DOW JONES & COMPANY, INC. ("DOW JONES") AND THE COMPONENT STOCKS ARE SELECTED BY EDITORS OF THE WALL STREET JOURNAL. THE COMPONENTS TEND TO BE MARKET LEADERS IN THEIR RESPECTIVE INDUSTRIES AND THEIR STOCKS ARE TYPICALLY WIDELY HELD BY INDIVIDUALS AND INSTITUTIONAL INVESTORS. RETURNS REFLECT NO DEDUCTION FOR FEES, EXPENSES, OR TAXES.

                                                                   PROSPECTUS 33


INVERSE DOW 2X STRATEGY FUND
--------------------------------------------------------------------------------

THE PERFORMANCE INFORMATION SHOWN BELOW FOR THE C-CLASS SHARES IS BASED ON A CALENDAR YEAR.

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

                              2005     2006    2007
                              ---------------------
                              0.12   -22.69   -9.83

Highest Quarter Return                                     Lowest Quarter Return
(quarter ended 12/31/2007) 9.16%               (quarter ended 6/30/2007) -13.80%

AVERAGE ANNUAL TOTAL RETURN
(FOR PERIODS ENDED DECEMBER 31, 2007)

                                                                           Since Inception
A-CLASS SHARES                                               Past 1 Year      (09/01/2004)
-------------------------------------------------------------------------------------------
Return Before Taxes                                            -13.46%         -14.37%
Return After Taxes on Distributions                            -14.92%         -14.91%
Return After Taxes on Distributions and Sale of Fund Shares     -8.80%         -12.12%
Dow Jones Industrial Average(SM) 3                               8.88%          10.81%

                                                                           Since Inception
C-CLASS SHARES                                               Past 1 Year      (02/20/2004)
-------------------------------------------------------------------------------------------
Return Before Taxes                                             -9.83%        -11.19%
Return After Taxes on Distributions                            -11.40%        -11.69%
Return After Taxes on Distributions and Sale of Fund Shares     -6.40%         -9.50%
Dow Jones Industrial Average(SM) 3                               8.88%          8.33%

3 THE DOW JONES INDUSTRIAL AVERAGE(SM) IS A PRICE-WEIGHTED INDEX OF 30 "BLUE-CHIP" U.S. STOCKS. THE INDEX IS PUBLISHED BY DOW JONES AND THE COMPONENT STOCKS ARE SELECTED BY EDITORS OF THE WALL STREET JOURNAL. THE COMPONENTS TEND TO BE MARKET LEADERS IN THEIR RESPECTIVE INDUSTRIES AND THEIR STOCKS ARE TYPICALLY WIDELY HELD BY INDIVIDUALS AND INSTITUTIONAL INVESTORS. RETURNS REFLECT NO DEDUCTION FOR FEES, EXPENSES, OR TAXES.

34


RUSSELL 2000(R) 2X STRATEGY FUND
--------------------------------------------------------------------------------

THE PERFORMANCE INFORMATION SHOWN BELOW FOR THE C-CLASS SHARES IS BASED ON A CALENDAR YEAR.

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

                                      2007
                                    ------
                                    -14.61

Highest Quarter Return                                     Lowest Quarter Return
(quarter ended 6/30/2007) 6.52%               (quarter ended 12/31/2007) -12.12%

AVERAGE ANNUAL TOTAL RETURN
(FOR PERIODS ENDED DECEMBER 31, 2007)

                                                                           Since Inception
A-CLASS SHARES                                               Past 1 Year      (05/31/2006)
-------------------------------------------------------------------------------------------
Return Before Taxes                                             -18.10%        -4.50%
Return After Taxes on Distributions                             -18.29%        -4.93%
Return After Taxes on Distributions and Sale of Fund Shares     -11.76%        -4.04%
Russell 2000(R) Index 4                                          -1.57%         5.19%

                                                                           Since Inception
C-CLASS SHARES                                               Past 1 Year      (05/31/2006)
-------------------------------------------------------------------------------------------
Return Before Taxes                                            -14.61%         -2.27%
Return After Taxes on Distributions                            -14.81%         -2.70%
Return After Taxes on Distributions and Sale of Fund Shares     -9.49%         -2.15%
Russell 2000(R) Index 4                                         -1.57%          5.19%

4 THE RUSSELL 2000(R) INDEX IS AN UNMANAGED INDEX THAT IS A WIDELY RECOGNIZED INDICATOR OF SMALL-CAPITALIZATION COMPANY PERFORMANCE. RETURNS REFLECT NO DEDUCTION FOR FEES, EXPENSES OR TAXES.

                                                                   PROSPECTUS 35


INVERSE RUSSELL 2000(R) 2X STRATEGY FUND
--------------------------------------------------------------------------------

THE PERFORMANCE INFORMATION SHOWN BELOW FOR THE C-CLASS SHARES IS BASED ON A CALENDAR YEAR.

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

                                      2007
                                      ----
                                      1.39

Highest Quarter Return                                     Lowest Quarter Return
(quarter ended 12/31/2007) 6.71%                (quarter ended 6/30/2007) -6.64%

AVERAGE ANNUAL TOTAL RETURN
(FOR PERIODS ENDED DECEMBER 31, 2007)

                                                                           Since Inception
A-CLASS SHARES                                               Past 1 Year      (05/31/2006)
-------------------------------------------------------------------------------------------
Return Before Taxes                                             -2.87%         -12.96%
Return After Taxes on Distributions                             -3.78%         -13.74%
Return After Taxes on Distributions and Sale of Fund Shares     -1.83%         -11.38%
Russell 2000(R) Index 4                                         -1.57%           5.19%

                                                                           Since Inception
C-CLASS SHARES                                               Past 1 Year       (05/31/2006)
-------------------------------------------------------------------------------------------
Return Before Taxes                                             1.39%          -10.93%
Return After Taxes on Distributions                             0.33%          -11.69%
Return After Taxes on Distributions and Sale of Fund Shares     0.88%           -9.65%
Russell 2000(R) Index 4                                        -1.57%            5.19%

4 THE RUSSELL 2000(R) INDEX IS AN UNMANAGED INDEX THAT IS A WIDELY RECOGNIZED INDICATOR OF SMALL-CAPITALIZATION COMPANY PERFORMANCE. RETURNS REFLECT NO DEDUCTION FOR FEES, EXPENSES OR TAXES.

                                [GRAPHIC OMITTED]

36


FUND FEES AND EXPENSES
--------------------------------------------------------------------------------


The table below describes the fees and expenses that you may pay if you buy and hold A-Class Shares or C-Class Shares of the Funds.

                                                             S&P 500 2X STRATEGY
--------------------------------------------------------------------------------
                                                             A-CLASS    C-CLASS
--------------------------------------------------------------------------------
SHAREHOLDER FEES
(FEES PAID DIRECTLY FROM YOUR INVESTMENT) 1
   Maximum Sales Charge (Load) Imposed On Purchases (as
     a percentage of initial purchase price) 2                4.75%      None
   Maximum Deferred Sales Charge (Load) (as a percentage
     of initial purchase price or current market value,
     whichever is less) 3                                     None 4     1.00%
ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
Management Fees                                               0.90%      0.90%
Distribution And/Or Shareholder Service (12b-1) Fees          0.25%      1.00%
Total Other Expenses                                          0.55%      0.55%
Short Dividend Expense                                        None       None
Remaining Other Expenses                                      None       None
                                                             -------------------
Total Annual Fund Operating Expenses                          1.70%      2.45%
                                                             ===================

1 THE FUNDS WILL IMPOSE A WIRE TRANSFER CHARGE OF $15 ON REDEMPTIONS UNDER $5,000 FOR ACCOUNTS THAT ARE NOT ELIGIBLE FOR AN ACCOUNT FEE WAIVER. PLEASE SEE "ACCOUNT FEE WAIVERS" TO DETERMINE IF YOU ARE ELIGIBLE FOR SUCH A WAIVER.

2 REPRESENTS THE MAXIMUM SALES CHARGE (LOAD) IMPOSED ON PURCHASES. THIS SALES CHARGE VARIES DEPENDING ON HOW MUCH YOU INVEST. YOU MAY PAY LESS THAN THE MAXIMUM SALES CHARGE BECAUSE OF WAIVERS AND REDUCED SALES CHARGES THAT MAY BE AVAILABLE. SEE "SALES CHARGES."

3 THE DEFERRED SALES CHARGE APPLIES FOR THE FIRST YEAR FOLLOWING PURCHASE AND WILL BE WAIVED FOR CUSTOMERS OF FINANCIAL INTERMEDIARIES THAT HAVE ENTERED INTO AN ARRANGEMENT WITH RYDEX DISTRIBUTORS, INC. (THE "DISTRIBUTOR") TO FOREGO TRANSACTION-BASED COMPENSATION IN CONNECTION WITH THE INITIAL PURCHASE.

4 FOR INVESTMENTS OF $1 MILLION OR MORE, A-CLASS SHARES ARE SOLD AT NET ASSET VALUE ("NAV"), WITHOUT ANY UP-FRONT SALES CHARGE. HOWEVER, IF YOU SELL YOUR SHARES WITHIN 18 MONTHS OF PURCHASE, YOU WILL NORMALLY HAVE TO PAY A 1.00% CONTINGENT DEFERRED SALES CHARGE ("CDSC") BASED ON YOUR INI-TIAL PURCHASE PRICE OR CURRENT MARKET VALUE, WHICHEVER IS LOWER.

                                [GRAPHIC OMITTED]

                                                                   PROSPECTUS 37


                                                              INVERSE S&P 500      NASDAQ-100 (R)     INVERSE NASDAQ-100 (R)
                                                                2X STRATEGY         2X STRATEGY            2X STRATEGY
----------------------------------------------------------------------------------------------------------------------------
                                                             A-CLASS   C-CLASS   A-CLASS   C-CLASS     A-CLASS     C-CLASS
----------------------------------------------------------------------------------------------------------------------------
SHAREHOLDER FEES
(FEES PAID DIRECTLY FROM YOUR INVESTMENT) 1
   Maximum Sales Charge (Load) Imposed On Purchases (as
     a percentage of initial purchase price) 2                4.75%     None      4.75%     None       4.75%        None
   Maximum Deferred Sales Charge (Load) (as a percentage
     of initial purchase price or current market value,
     whichever is less) 3                                     None 4    1.00%     None 4    1.00%      None 4       1.00%
ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
Management Fees                                               0.90%     0.90%     0.90%     0.90%      0.90%        0.90%
Distribution And/Or Shareholder Service (12b-1) Fees          0.25%     1.00%     0.25%     1.00%      0.25%        1.00%
Total Other Expenses                                          0.55%     0.55%     0.59%     0.59%      0.60%        0.60%
Short Dividend Expense                                        None      None      None      None       None         None
Remaining Other Expenses                                      None      None      None      None       None         None
                                                             ---------------------------------------------------------------
Total Annual Fund Operating Expenses                          1.70%     2.45%     1.74%     2.49%      1.75%        2.50%
                                                             ===============================================================

                                [GRAPHIC OMITTED]

38


FUND FEES AND EXPENSES (CONTINUED)
--------------------------------------------------------------------------------

                                                              DOW 2X STRATEGY
------------------------------------------------------------------------------
                                                             A-CLASS   C-CLASS
------------------------------------------------------------------------------
SHAREHOLDER FEES
(FEES PAID DIRECTLY FROM YOUR INVESTMENT) 1
   Maximum Sales Charge (Load) Imposed On Purchases (as
     a percentage of initial purchase price) 2                4.75%     None
   Maximum Deferred Sales Charge (Load) (as a percentage
     of initial purchase price or current market value,
     whichever is less) 3                                     None 4    1.00%
ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
Management Fees                                               0.90%     0.90%
Distribution And/Or Shareholder Service (12b-1) Fees          0.25%     1.00%
Total Other Expenses                                          0.56%     0.56%
Short Dividend Expense                                        None      None
Remaining Other Expenses                                      None      None
                                                             -----------------
Total Annual Fund Operating Expenses                          1.71%     2.46%
                                                             =================

1 THE FUNDS WILL IMPOSE A WIRE TRANSFER CHARGE OF $15 ON REDEMPTIONS UNDER $5,000 FOR ACCOUNTS THAT ARE NOT ELIGIBLE FOR AN ACCOUNT FEE WAIVER. PLEASE SEE "ACCOUNT FEE WAIVERS" TO DETERMINE IF YOU ARE ELIGIBLE FOR SUCH A WAIVER.

2 REPRESENTS THE MAXIMUM SALES CHARGE (LOAD) IMPOSED ON PURCHASES. THIS SALES CHARGE VARIES DEPENDING ON HOW MUCH YOU INVEST. YOU MAY PAY LESS THAN THE MAXIMUM SALES CHARGE BECAUSE OF WAIVERS AND REDUCED SALES CHARGES THAT MAY BE AVAILABLE. SEE "SALES CHARGES."

3 THE DEFERRED SALES CHARGE APPLIES FOR THE FIRST YEAR FOLLOWING PURCHASE AND WILL BE WAIVED FOR CUSTOMERS OF FINANCIAL INTERMEDIARIES THAT HAVE ENTERED INTO AN ARRANGEMENT WITH RYDEX DISTRIBUTORS, INC. (THE "DISTRIBUTOR") TO FOREGO TRANSACTION-BASED COMPENSATION IN CONNECTION WITH THE INITIAL PURCHASE.

4 FOR INVESTMENTS OF $1 MILLION OR MORE, A-CLASS SHARES ARE SOLD AT NET ASSET VALUE ("NAV"), WITHOUT ANY UP-FRONT SALES CHARGE. HOWEVER, IF YOU SELL YOUR SHARES WITHIN 18 MONTHS OF PURCHASE, YOU WILL NORMALLY HAVE TO PAY A 1.00% CONTINGENT DEFERRED SALES CHARGE ("CDSC") BASED ON YOUR INI-TIAL PURCHASE PRICE OR CURRENT MARKET VALUE, WHICHEVER IS LOWER.

5 SHORT DIVIDEND EXPENSE OCCURS BECAUSE THE FUND SHORT-SELLS THE EQUITY SECURITY TO GAIN THE INVERSE EXPOSURE NECESSARY TO MEET ITS INVESTMENT OBJECTIVE. THE FUND MUST PAY OUT THE DIVIDEND RATE OF THE EQUITY SECURITY TO THE PURCHASER AND RECORDS THIS AS AN EXPENSE. HOWEVER, ANY SUCH DIVIDEND ON A SECURITY SOLD SHORT GENERALLY REDUCES THE MARKET VALUE OF THE SHORTED SECURITY - THUS INCREASING THE FUND'S UNREALIZED GAIN OR REDUCING THE FUND'S UNREALIZED LOSS ON ITS SHORT SALE TRANSACTION. SHORT DIVIDEND EXPENSE IS NOT A FEE CHARGED TO THE SHAREHOLDER BY THE ADVISOR OR OTHER SERVICE PROVIDER. RATHER IT IS MORE SIMILAR TO THE TRANSACTION COSTS OR CAPITAL EXPENDITURES ASSOCIATED WITH THE DAY-TO-DAY MANAGEMENT OF ANY MUTUAL FUND. IF THESE COSTS HAD BEEN TREATED AS TRANSACTION COSTS OR CAPITAL ITEMS RATHER THAN AS EXPENSES, THE EXPENSE RATIO FOR THE FUND WOULD HAVE EQUALED 1.70% FOR A-CLASS SHARES AND 2.44% FOR C-CLASS SHARES.

                                [GRAPHIC OMITTED]

                                                                   PROSPECTUS 39


                                                                                       RUSSELL 2000 (R)     INVERSE RUSSELL 2000 (R)
                                                             INVERSE DOW 2X STRATEGY      2X STRATEGY            2X STRATEGY
------------------------------------------------------------------------------------------------------------------------------------
                                                               A-CLASS      C-CLASS    A-CLASS   C-CLASS     A-CLASS       C-CLASS
------------------------------------------------------------------------------------------------------------------------------------
SHAREHOLDER FEES
(FEES PAID DIRECTLY FROM YOUR INVESTMENT) 1
   Maximum Sales Charge (Load) Imposed On Purchases (as
     a percentage of initial purchase price) 2                  4.75%        None       4.75%     None        4.75%         None
   Maximum Deferred Sales Charge (Load) (as a
     percentage of initial purchase price or current
     market value, whichever is less) 3                         None 4       1.00%      None 4    1.00%       None 4        1.00%
ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
Management Fees                                                 0.90%        0.90%      0.90%     0.90%       0.90%         0.90%
Distribution And/Or Shareholder Service (12b-1) Fees            0.25%        1.00%      0.25%     1.00%       0.25%         1.00%
Total Other Expenses                                            0.55%        0.55%      0.56%     0.55%       0.91%         0.76%
Short Dividend Expense                                          None         None       None      None        0.36% 5       0.22% 5
Remaining Other Expenses                                        None         None       None      None        0.55%         0.54%
                                                             -----------------------------------------------------------------------
Total Annual Fund Operating Expenses                            1.70%        2.45%      1.71%     2.45%       2.06%         2.66%
                                                             =======================================================================

                                [GRAPHIC OMITTED]

40


FUND FEES AND EXPENSES (CONTINUED)
--------------------------------------------------------------------------------

EXAMPLE


The Examples that follow are intended to help you compare the cost of investing in A-Class Shares and C-Class Shares of the Funds with the cost of investing in other mutual funds.

The Examples assume that you invest $10,000 in the Funds for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Funds' operating expenses remain the same. Although your actual costs may be higher or lower, the Examples reflect your cost based on these assumptions.

FUND                                       1 YEAR   3 YEARS   5 YEARS   10 YEARS
--------------------------------------------------------------------------------
S&P 500 2X STRATEGY -
A-CLASS SHARES                              $640      $985    $1,354     $2,388

S&P 500 2X STRATEGY -
C-CLASS SHARES

   IF YOU SELL YOUR
   SHARES AT THE END
   OF THE PERIOD:                           $348      $764    $1,306     $2,786

   IF YOU DO NOT SELL
   YOUR SHARES AT THE
   END OF THE PERIOD:                       $248      $764    $1,306     $2,786

FUND                                       1 YEAR   3 YEARS   5 YEARS   10 YEARS
--------------------------------------------------------------------------------
INVERSE S&P 500 2X STRATEGY -
A-CLASS SHARES                              $640      $985    $1,354     $2,388

INVERSE S&P 500 2X STRATEGY -
C-CLASS SHARES

   IF YOU SELL YOUR
   SHARES AT THE END
   OF THE PERIOD:                           $348      $764    $1,306     $2,786

   IF YOU DO NOT SELL
   YOUR SHARES AT THE
   END OF THE PERIOD:                       $248      $764    $1,306     $2,786

                                [GRAPHIC OMITTED]

                                                                   PROSPECTUS 41


FUND                                       1 YEAR   3 YEARS   5 YEARS   10 YEARS
--------------------------------------------------------------------------------
NASDAQ-100(R) 2X STRATEGY -
A-CLASS SHARES                              $643      $997    $1,374     $2,429

NASDAQ-100(R) 2X STRATEGY -
C-CLASS SHARES

   IF YOU SELL YOUR
   SHARES AT THE END
   OF THE PERIOD:                           $352      $776    $1,326     $2,826

   IF YOU DO NOT SELL
   YOUR SHARES AT THE
   END OF THE PERIOD:                       $252      $776    $1,326     $2,826

FUND                                       1 YEAR   3 YEARS   5 YEARS   10 YEARS
--------------------------------------------------------------------------------
INVERSE NASDAQ-100(R) 2X STRATEGY -
A-CLASS SHARES                              $644    $1,000    $1,379     $2,439

INVERSE NASDAQ-100(R) 2X STRATEGY -
C-CLASS SHARES

   IF YOU SELL YOUR
   SHARES AT THE END
   OF THE PERIOD:                           $353      $779    $1,331     $2,836

   IF YOU DO NOT SELL
   YOUR SHARES AT THE
   END OF THE PERIOD:                       $253      $779    $1,331     $2,836

FUND                                       1 YEAR   3 YEARS   5 YEARS   10 YEARS
--------------------------------------------------------------------------------
DOW 2X STRATEGY -
A-CLASS SHARES                              $641      $988    $1,359     $2,398

DOW 2X STRATEGY -
C-CLASS SHARES

   IF YOU SELL YOUR
   SHARES AT THE END
   OF THE PERIOD:                           $349      $767    $1,311     $2,796

   IF YOU DO NOT SELL
   YOUR SHARES AT THE
   END OF THE PERIOD:                       $249      $767    $1,311     $2,796

                                [GRAPHIC OMITTED]

42


FUND FEES AND EXPENSES (CONCLUDED)
--------------------------------------------------------------------------------

FUND                                       1 YEAR   3 YEARS   5 YEARS   10 YEARS
--------------------------------------------------------------------------------
INVERSE DOW 2X STRATEGY -
A-CLASS SHARES                              $640      $985    $1,354     $2,388

INVERSE DOW 2X STRATEGY -
C-CLASS SHARES

   IF YOU SELL YOUR
   SHARES AT THE END
   OF THE PERIOD:                           $348      $764    $1,306     $2,786

   IF YOU DO NOT SELL
   YOUR SHARES AT THE
   END OF THE PERIOD:                       $248      $764    $1,306     $2,786

FUND                                       1 YEAR   3 YEARS   5 YEARS   10 YEARS
--------------------------------------------------------------------------------
RUSSELL 2000(R) 2X STRATEGY -
A-CLASS SHARES                              $641      $988    $1,359      $2,398

RUSSELL 2000(R) 2X STRATEGY -
C-CLASS SHARES

   IF YOU SELL YOUR
   SHARES AT THE END
   OF THE PERIOD:                           $348      $764    $1,306     $2,786

   IF YOU DO NOT SELL
   YOUR SHARES AT THE
   END OF THE PERIOD:                       $248      $764    $1,306     $2,786

FUND                                       1 YEAR   3 YEARS   5 YEARS   10 YEARS
--------------------------------------------------------------------------------
INVERSE RUSSELL 2000(R) 2X STRATEGY -
A-CLASS SHARES                              $674    $1,090    $1,531     $2,751

INVERSE RUSSELL 2000(R) 2X STRATEGY -
C-CLASS SHARES

   IF YOU SELL YOUR
   SHARES AT THE END
   OF THE PERIOD:                           $369      $826    $1,410     $2,993

   IF YOU DO NOT SELL
   YOUR SHARES AT THE
   END OF THE PERIOD:                       $269      $826    $1,410     $2,993

                                [GRAPHIC OMITTED]

                                                                   PROSPECTUS 43


MORE INFORMATION ABOUT THE FUNDS:
--------------------------------------------------------------------------------
BENCHMARKS AND INVESTMENT METHODOLOGY

Each Fund seeks to provide investment results that match the performance of a specific benchmark on a daily basis.

The current benchmark used by each Fund is set forth below:

FUND                                           BENCHMARK
--------------------------------------------------------------------------------
S&P 500 2x STRATEGY FUND                       200% OF THE PERFORMANCE OF
                                               THE S&P 500 INDEX

INVERSE S&P 500 2x                             200% OF THE INVERSE (OPPOSITE)
STRATEGY FUND                                  OF THE PERFORMANCE OF THE
                                               S&P 500 INDEX

NASDAQ-100(R) 2x                               200% OF THE PERFORMANCE OF
STRATEGY FUND                                  THE NASDAQ-100 INDEX(R)

INVERSE NASDAQ-100(R)                          200% OF THE INVERSE (OPPOSITE)
2x STRATEGY FUND                               OF THE PERFORMANCE OF THE
                                               NASDAQ-100 INDEX(R)

DOW 2x STRATEGY FUND                           200% OF THE PERFORMANCE OF
                                               THE DOW JONES INDUSTRIAL
                                               AVERAGE(SM)

INVERSE DOW 2x                                 200% OF THE INVERSE (OPPOSITE)
STRATEGY FUND                                  OF THE PERFORMANCE OF THE
                                               DOW JONES INDUSTRIAL
                                               AVERAGE(SM)

RUSSELL 2000(R) 2x                             200% OF THE PERFORMANCE OF
STRATEGY FUND                                  THE RUSSELL 2000(R) INDEX

INVERSE RUSSELL 2000(R)                        200% OF THE INVERSE (OPPOSITE)
2x STRATEGY FUND                               OF THE PERFORMANCE OF THE
                                               RUSSELL 2000(R) INDEX



--------------------------------------------------------------------------------
UNDERSTANDING COMPOUNDING & THE EFFECT OF LEVERAGE

It is important to understand the effects of compounding when investing in any mutual fund, especially funds that use leverage as part of their investment strategy. The impact of leverage on a fund will generally cause the fund's performance to not match the performance of the index underlying the fund's benchmark over a period of time greater than one day. As a result, the use of
--------------------------------------------------------------------------------

                                [GRAPHIC OMITTED]

44


--------------------------------------------------------------------------------
leverage could cause the performance of a fund to be less than or greater than the performance of the index underlying the fund's benchmark multiplied by the amount of leverage employed, before accounting for fees and expenses. The following simple examples provide an illustration:

Example A: Assume you invest $100 in Fund A, a typical index fund that seeks to match the performance of its underlying index. If the index increases 10% on day one, the value of your shares in Fund A would be expected to increase $10 (10% of $100) to $110. The next day, if the index decreases 10%, the value of your shares in Fund A would be expected to decrease $11 (10% of $110) to $99.

Example B: Assume you invested $100 in Fund B, a fund that seeks to return 200% of the performance of its underlying index. If the index increases 10% on day one, the value of your shares in Fund B would be expected to increase $20 (20% of $100) to $120. The next day, if the index decreases 10%, the value of your shares in Fund B would be expected to decrease $24 (20% of $120) to $96.

Because of the effect of compounding, in each case the value of your investment declined even though the index went up 10% on day one and down 10% on day two. However, the effect of compounding was more pronounced when combined with leverage (Example B).

The examples demonstrate that over time, the cumulative percentage increase or decrease in the net asset value of a fund may diverge significantly from the cumulative percentage increase or decrease in the multiple of the return of the index underlying a fund's benchmark due to the compounding effect of losses and gains on the returns of the fund. It is also expected that a fund's use of consistently applied leverage will cause the fund to underperform the compounded return of twice its benchmark in a trendless or flat market.

The following graphs further illustrate the impact of leverage on fund performance in comparison to the performance of the fund's underlying index in three different markets. Each of the three graphs shows a simulated hypothetical of the one-year performance of an index compared with the performance of a fund that perfectly achieves its investment objective of exactly twice (200%) the daily index returns.


In order to isolate the impact of leverage, the hypothetical graphs assume: (i) no tracking error (see "Tracking Error Risk" under "Descriptions of Principal Risks"); (ii) no dividends paid by the companies included in the underlying index; (iii) no expenses; and (iv) borrowing and/or lending rates (required to obtain leverage) of zero percent. If tracking error, fund expenses, and borrowing and lending rates of greater than zero percent were included in the
--------------------------------------------------------------------------------

                                [GRAPHIC OMITTED]

                                                                   PROSPECTUS 45


--------------------------------------------------------------------------------
graphs, the fund's performance would be lower than that shown below. Each of the graphs also assumes an index volatility of 20%. An index's volatility is a statistical measure of the magnitude of the fluctuations in the returns of an index. The S&P 500 Index's index volatility may be more or less significant at any given time. The average of the most recent five-year historical volatility of the S&P 500 Index is 9.28%. The indices underlying the Funds' benchmarks have different historical volatilities, which may be more or less significant than the index volatilities assumed in the graphs below. The average five-year historical volatility for the period ended December 31, 2007 of the S&P 500 Index, NASDAQ-100 Index(R), Dow Jones Industrial Average(SM), and Russell 2000 Index is 9.28%, 15.28%, 9.21%, and 14.41%, respectively. The hypothetical graphs are meant to demonstrate the effects of leverage only and are in no way indicative of the actual performance of any of the Funds.

--------------------------------------------------------------------------------

                                  UPWARD MARKET
                               ONE YEAR SIMULATION

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

 1x Index
Performance (15.7%)   2x Fund Performance (28.9%)
    0.00                    0.00
   -0.66                   -1.33
   -0.35                   -0.70
   -1.01                   -2.02
   -0.66                   -1.33
    1.98                    3.91
    4.52                    9.10
    5.35                   10.84
    7.22                   14.75
    4.92                    9.83
    4.39                    8.73
    3.67                    7.23
    4.53                    9.02
    3.03                    5.87
    1.56                    2.86
    1.08                    1.88
   -0.76                   -1.83
   -0.99                   -2.28
    1.22                    2.08
    1.10                    1.85
   -1.74                   -3.87
   -1.55                   -3.50
    0.82                    1.14
    0.57                    0.63
    0.70                    0.91
   -0.15                   -0.80
    0.73                    0.94
   -0.69                   -1.91
    0.88                    1.19
    0.93                    1.29
    1.21                    1.86
    1.20                    1.83
    0.61                    0.66
    2.23                    3.89
    2.44                    4.32
    2.05                    3.52
    2.50                    4.43
    1.14                    1.67
    0.79                    0.96
   -0.20                   -1.03
    0.07                   -0.48
    0.53                    0.44
   -0.13                   -0.90
    0.49                    0.34
   -0.52                   -1.67
   -1.14                   -2.89
   -1.46                   -3.53
   -1.30                   -3.21
   -1.46                   -3.52
   -0.92                   -2.48
   -2.81                   -6.19
   -3.66                   -7.84
   -1.56                   -3.82
   -1.52                   -3.75
   -1.28                   -3.26
   -0.64                   -2.02
    1.75                    2.69
    2.40                    4.00
    3.12                    5.48
    2.10                    3.39
    1.46                    2.10
    2.57                    4.32
    1.97                    3.11
    2.56                    4.30
    2.31                    3.79
    2.93                    5.05
    5.99                   11.30
    3.78                    6.66
    5.45                   10.09
    6.56                   12.40
    8.77                   17.06
    8.73                   16.98
   11.43                   22.78
   10.54                   20.83
   10.16                   20.00
   11.05                   21.93
   11.40                   22.71
   11.12                   22.10
   12.45                   25.02
   13.86                   28.14
   13.00                   26.21
   10.73                   21.15
   10.35                   20.31
   10.91                   21.52
    9.69                   18.86
   10.72                   21.10
    9.35                   18.08
    9.80                   19.06
    9.60                   18.64
   11.18                   22.05
   10.78                   21.17
   11.06                   21.79
   10.05                   19.57
   10.33                   20.18
    9.44                   18.24
    7.58                   14.22
    8.16                   15.45
    5.65                   10.09
    4.86                    8.45
    4.71                    8.13
    5.37                    9.50
    7.89                   14.74
    8.66                   16.38
    9.00                   17.11
    8.56                   16.16
    5.32                    9.23
    6.62                   11.92
    5.80                   10.20
    5.13                    8.81
    6.23                   11.09
    6.29                   11.21
    5.62                    9.81
    4.65                    7.78
    5.93                   10.43
    7.10                   12.86
    7.85                   14.44
    8.02                   14.80
    8.83                   16.53
    8.47                   15.75
    7.86                   14.45
    4.97                    8.32
    7.15                   12.82
    8.03                   14.68
    7.74                   14.05
    5.94                   10.25
    8.63                   15.85
    9.61                   17.93
    9.04                   16.71
   10.64                   20.14
   10.22                   19.23
   12.00                   23.06
   11.31                   21.55
    9.55                   17.72
    6.89                   12.00
    6.17                   10.48
    8.53                   15.39
    9.68                   17.84
    9.83                   18.16
   11.20                   21.11
   11.05                   20.79
    9.89                   18.27
    9.59                   17.61
    8.50                   15.29
    6.81                   11.69
    8.22                   14.64
    7.99                   14.14
    9.28                   16.87
   10.45                   19.38
   10.37                   19.21
    9.56                   17.46
    8.85                   15.92
    8.15                   14.44
    6.66                   11.28
    8.26                   14.63
    8.42                   14.96
    7.93                   13.92
    9.32                   16.86
    9.98                   18.27
    9.20                   16.59
    8.88                   15.91
    7.63                   13.26
    6.79                   11.48
    6.51                   10.90
    7.82                   13.62
    8.07                   14.14
    6.29                   10.39
    4.47                    6.61
    2.92                    3.45
    5.61                    8.85
    5.10                    7.81
    6.63                   10.94
    7.48                   12.71
    6.47                   10.60
    4.82                    7.17
    2.19                    1.78
    2.78                    2.96
    3.84                    5.08
    5.22                    7.88
    6.64                   10.78
    7.36                   12.29
    5.71                    8.84
    3.73                    4.76
    1.58                    0.42
    1.39                    0.04
    0.27                   -2.17
    0.61                   -1.51
    2.12                    1.45
    1.26                   -0.27
    0.99                   -0.79
   -0.11                   -2.94
    1.25                   -0.32
    1.79                    0.76
    1.99                    1.14
    1.85                    0.88
    2.09                    1.35
    1.92                    1.00
    0.72                   -1.38
   -0.89                   -4.52
   -2.62                   -7.85
   -3.86                  -10.19
   -3.47                   -9.47
   -1.14                   -5.09
    0.83                   -1.32
    1.72                    0.43
    0.46                   -2.06
   -0.47                   -3.89
   -1.32                   -5.51
   -0.77                   -4.47
   -0.22                   -3.41
    1.69                    0.29
    1.58                    0.07
    1.81                    0.53
    0.93                   -1.20
   -0.79                   -4.58
   -0.67                   -4.35
   -0.70                   -4.40
   -0.09                   -3.24
    2.02                    0.85
    1.10                   -0.96
   -0.42                   -3.94
    1.25                   -0.72
    3.87                    4.43
    1.50                   -0.34
    2.58                    1.77
    3.29                    3.19
    4.98                    6.55
    6.04                    8.72
    5.87                    8.36
    7.91                   12.54
    8.90                   14.60
    8.58                   13.92
    6.89                   10.39
    5.58                    7.69
    7.44                   11.48
    6.40                    9.32
    6.44                    9.39
    7.55                   11.68
    9.85                   16.45
   11.57                   20.11
   12.21                   21.48
   14.13                   25.64
   16.24                   30.28
   12.93                   22.86
   12.16                   21.18
   11.31                   19.35
   12.94                   22.84
   13.39                   23.83
   14.36                   25.94
   15.27                   27.95
   15.88                   29.31
   16.42                   30.50
   17.19                   32.24
   15.71                   28.89

                                [GRAPHIC OMITTED]

46


                                   FLAT MARKET
                               ONE YEAR SIMULATION

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

 1x Index
Performance (-0.2%)     2x Fund Performance (-3.9%)
    0.00                         0.00
   -0.84                        -1.69
    0.26                         0.50
   -1.46                        -2.95
    1.93                         3.73
    0.89                         1.61
    1.02                         1.88
    1.00                         1.83
   -0.44                        -1.06
    1.26                         2.32
    2.38                         4.57
    1.04                         1.84
    2.32                         4.42
    2.91                         5.63
    2.11                         3.97
    2.78                         5.34
    2.54                         4.86
    3.17                         6.13
    2.89                         5.56
    1.93                         3.59
    1.81                         3.35
    1.37                         2.46
    0.96                         1.63
    3.01                         5.75
    2.24                         4.17
    2.05                         3.79
    1.86                         3.40
    0.58                         0.80
    0.56                         0.76
    2.92                         5.48
    0.76                         1.05
   -0.13                        -0.73
   -1.55                        -3.55
   -2.80                        -6.00
   -3.29                        -6.94
   -2.84                        -6.07
   -3.36                        -7.09
   -4.19                        -8.67
   -4.99                       -10.20
   -3.81                        -7.98
   -3.64                        -7.66
   -2.56                        -5.58
   -3.28                        -6.98
   -2.73                        -5.92
   -3.27                        -6.95
   -3.19                        -6.80
   -2.46                        -5.40
   -2.52                        -5.52
   -2.04                        -4.58
   -1.97                        -4.44
   -3.54                        -7.50
   -3.10                        -6.67
   -3.40                        -7.25
   -3.86                        -8.13
   -4.76                        -9.85
   -5.45                       -11.16
   -6.83                       -13.75
   -6.35                       -12.86
   -5.56                       -11.38
   -5.97                       -12.16
   -4.58                        -9.57
   -5.23                       -10.79
   -6.06                       -12.36
   -6.69                       -13.52
   -7.09                       -14.27
   -4.09                        -8.74
   -2.69                        -6.07
   -3.84                        -8.29
   -4.30                        -9.18
   -3.50                        -7.65
   -1.09                        -3.04
    0.96                         0.97
   -1.41                        -3.75
    0.16                        -0.70
   -1.27                        -3.53
   -0.09                        -1.23
    2.15                         3.21
   -0.43                        -2.01
    0.32                        -0.53
    3.62                         6.01
    3.01                         4.77
    4.04                         6.86
    3.76                         6.29
    2.31                         3.31
    0.61                        -0.12
    1.50                         1.66
    5.80                        10.25
    7.10                        12.97
    8.22                        15.34
    7.70                        14.23
    8.70                        16.35
    7.35                        13.46
    9.10                        17.15
    9.14                        17.25
   10.64                        20.45
   11.01                        21.28
   12.11                        23.68
   11.70                        22.77
   11.87                        23.15
   11.90                        23.22
   12.13                        23.72
   12.88                        25.37
   13.88                        27.59
   14.47                        28.91
   13.28                        26.23
   12.63                        24.78
   11.56                        22.42
   10.72                        20.56
    9.82                        18.61
    9.74                        18.43
    8.94                        16.70
    8.19                        15.10
    9.69                        18.30
    9.36                        17.58
    9.70                        18.32
   10.52                        20.09
   10.16                        19.30
   11.04                        21.20
   10.84                        20.76
   11.84                        22.95
   10.75                        20.55
   10.75                        20.56
   11.23                        21.59
   12.66                        24.72
   11.40                        21.94
   10.60                        20.18
    9.42                        17.62
    9.01                        16.74
    9.72                        18.26
   10.94                        20.90
   11.33                        21.73
   12.06                        23.33
   13.11                        25.64
   12.17                        23.55
   13.01                        25.40
   10.31                        19.42
   12.28                        23.69
    9.11                        16.69
    9.26                        17.01
    8.83                        16.10
    8.37                        15.12
    7.55                        13.38
    7.22                        12.67
    4.75                         7.49
    3.29                         4.48
    2.51                         2.92
    2.63                         3.16
    0.60                        -0.92
    0.04                        -2.04
    0.31                        -1.50
    0.03                        -2.05
   -0.26                        -2.62
    0.37                        -1.39
    1.18                         0.21
    2.84                         3.49
    4.29                         6.40
    6.25                        10.41
    6.29                        10.48
    8.33                        14.73
    7.06                        12.04
    6.74                        11.36
    5.67                         9.15
    6.51                        10.88
    8.13                        14.24
    6.45                        10.69
    3.24                         4.02
    4.87                         7.30
    6.14                         9.90
    5.34                         8.24
    4.74                         7.02
    3.59                         4.67
    3.06                         3.59
    2.78                         3.02
    4.18                         5.83
    3.70                         4.86
    4.88                         7.25
    6.05                         9.65
    7.72                        13.10
    9.89                        17.65
    9.26                        16.30
    8.74                        15.19
    9.44                        16.68
    9.27                        16.31
    9.36                        16.50
    9.06                        15.87
    8.70                        15.11
   11.16                        20.31
   12.85                        23.97
   11.37                        20.71
   12.17                        22.44
   10.64                        19.11
    8.80                        15.15
    9.72                        17.09
    8.65                        14.81
    7.44                        12.26
    4.89                         6.93
    6.34                         9.89
    6.49                        10.20
    7.14                        11.54
    6.52                        10.25
    6.42                        10.03
    6.91                        11.06
    5.31                         7.73
    1.72                         0.39
    0.80                        -1.42
    1.55                         0.03
    3.80                         4.47
    2.56                         1.97
    2.00                         0.85
    2.04                         0.94
    3.73                         4.28
    1.56                        -0.08
    1.12                        -0.95
    0.17                        -2.80
   -2.08                        -7.18
   -2.68                        -8.32
   -2.77                        -8.47
   -2.70                        -8.35
   -2.05                        -7.12
   -3.79                       -10.42
   -5.04                       -12.74
   -5.47                       -13.54
   -6.69                       -15.78
   -4.73                       -12.23
   -3.42                        -9.81
   -3.25                        -9.51
   -4.17                       -11.22
   -4.44                       -11.72
   -4.04                       -10.98
   -3.59                       -10.16
   -2.30                        -7.75
   -1.83                        -6.87
   -1.61                        -6.45
   -1.80                        -6.80
   -2.04                        -7.26
   -2.67                        -8.44
   -3.18                        -9.41
   -4.11                       -11.15
   -4.14                       -11.21
   -5.66                       -14.03
   -3.93                       -10.88
   -4.08                       -11.15
   -5.14                       -13.11
   -6.91                       -16.35
   -6.70                       -15.98
   -5.76                       -14.29
   -3.87                       -10.85
   -2.87                        -8.99
   -3.30                        -9.80
   -2.86                        -8.97
   -1.78                        -6.95
   -1.90                        -7.17
   -0.19                        -3.94

                                 DOWNWARD MARKET
                               ONE YEAR SIMULATION

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

 1x Index
Performance (-15.8%)     2x Fund Performance (-31.9%)
     0.00                        0.00
     1.09                        2.18
     0.83                        1.66
    -1.69                       -3.43
    -2.54                       -5.11
    -4.12                       -8.17
    -5.43                      -10.69
    -5.26                      -10.37
    -5.79                      -11.36
    -5.39                      -10.60
    -5.09                      -10.05
    -3.79                       -7.57
    -4.45                       -8.85
    -3.61                       -7.25
    -3.45                       -6.93
    -2.20                       -4.54
    -3.71                       -7.47
    -4.86                       -9.69
    -3.55                       -7.19
    -3.05                       -6.24
    -2.89                       -5.94
    -2.70                       -5.56
    -2.07                       -4.34
    -1.74                       -3.69
    -1.67                       -3.55
    -1.75                       -3.72
    -0.52                       -1.30
    -0.77                       -1.80
    -0.81                       -1.87
    -1.16                       -2.58
    -0.22                       -0.72
    -0.49                       -1.25
     0.55                        0.82
    -0.66                       -1.62
    -1.33                       -2.94
    -3.06                       -6.34
    -2.70                       -5.66
    -3.05                       -6.33
    -2.44                       -5.16
    -3.66                       -7.52
    -3.25                       -6.74
    -2.18                       -4.68
    -3.17                       -6.60
    -3.54                       -7.32
    -1.44                       -3.27
     0.80                        1.11
     1.42                        2.35
     1.25                        2.02
     1.02                        1.55
     0.30                        0.10
     3.16                        5.81
     3.59                        6.69
     6.01                       11.67
     7.06                       13.89
     6.99                       13.75
     9.04                       18.10
     5.77                       11.03
     4.87                        9.13
     5.63                       10.70
     4.32                        7.96
     4.24                        7.79
     5.09                        9.56
     6.54                       12.59
     5.24                        9.84
     1.38                        1.77
     2.38                        3.79
     2.86                        4.76
     4.59                        8.28
     5.69                       10.55
     5.98                       11.17
     4.62                        8.31
     5.14                        9.39
     5.97                       11.13
     6.21                       11.62
     6.79                       12.85
     8.68                       16.84
     9.01                       17.54
    10.84                       21.49
     9.22                       17.93
     9.51                       18.57
     9.39                       18.30
     9.68                       18.93
    10.40                       20.49
     9.76                       19.10
    11.60                       23.10
     8.97                       17.29
     9.14                       17.66
     9.58                       18.61
     8.25                       15.72
     8.27                       15.77
     8.02                       15.24
     8.75                       16.79
     9.05                       17.43
     7.28                       13.62
     4.01                        6.69
     6.61                       12.03
     4.64                        7.89
     5.09                        8.82
     5.81                       10.30
     3.42                        5.33
     2.95                        4.37
     3.94                        6.37
     3.33                        5.13
     4.62                        7.76
     5.81                       10.21
     5.45                        9.45
     7.39                       13.49
     7.86                       14.47
     9.42                       17.79
     9.25                       17.42
     8.81                       16.47
     8.36                       15.51
     6.45                       11.44
     5.34                        9.11
     6.14                       10.77
     7.12                       12.82
     5.74                        9.90
     6.68                       11.86
     5.33                        9.03
     2.70                        3.58
     3.41                        5.03
     0.34                       -1.21
    -0.74                       -3.35
     0.14                       -1.63
    -0.82                       -3.51
    -1.23                       -4.31
    -1.79                       -5.40
    -0.24                       -2.42
     0.60                       -0.76
    -0.17                       -2.29
     2.80                        3.53
     5.05                        8.06
     2.60                        3.01
     3.14                        4.11
     2.08                        1.96
     0.35                       -1.49
     0.35                       -1.49
     0.32                       -1.55
     0.61                       -0.98
    -0.79                       -3.74
     0.63                       -0.99
     1.64                        1.00
     1.52                        0.76
     0.15                       -1.95
     1.18                        0.06
     0.92                       -0.45
     0.93                       -0.44
     2.11                        1.89
     3.55                        4.77
     3.97                        5.61
     4.44                        6.57
     3.19                        4.02
     4.73                        7.13
     4.49                        6.65
     2.26                        2.10
     1.93                        1.43
     2.77                        3.10
     3.28                        4.12
     3.69                        4.96
     4.47                        6.53
     6.08                        9.82
     5.84                        9.31
     3.53                        4.55
     4.35                        6.21
     4.60                        6.71
     4.88                        7.27
     6.61                       10.82
     8.65                       15.06
     8.32                       14.35
     7.61                       12.85
     6.73                       11.01
     6.11                        9.73
     7.75                       13.12
     7.83                       13.29
     7.39                       12.36
     7.50                       12.60
     5.92                        9.28
     6.86                       11.22
     7.61                       12.79
     8.86                       15.41
     9.29                       16.31
     9.88                       17.58
     8.99                       15.67
     6.29                        9.93
     5.87                        9.07
     6.04                        9.43
     7.87                       13.19
     7.11                       11.59
     5.27                        7.77
     5.66                        8.57
     4.44                        6.06
     4.65                        6.48
     2.83                        2.78
     2.09                        1.30
     3.54                        4.18
     3.67                        4.44
     5.31                        7.75
     7.35                       11.92
     8.32                       13.94
     7.41                       12.02
     6.68                       10.50
     7.54                       12.28
     5.85                        8.76
     3.59                        4.11
     0.10                       -2.90
     2.51                        1.78
     4.23                        5.18
     5.62                        8.00
     3.43                        3.51
     3.37                        3.39
     3.31                        3.27
     3.14                        2.94
     3.35                        3.34
     0.28                       -2.78
     0.41                       -2.54
    -0.19                       -3.71
    -0.71                       -4.70
     0.13                       -3.09
     1.51                       -0.42
    -0.84                       -5.03
    -0.24                       -3.88
     2.08                        0.59
     0.83                       -1.88
    -0.49                       -4.44
    -3.68                      -10.58
    -3.64                      -10.50
    -4.60                      -12.28
    -3.39                      -10.06
    -3.33                       -9.95
    -3.64                      -10.53
    -3.26                       -9.82
    -4.05                      -11.29
    -3.39                      -10.06
    -4.31                      -11.78
    -4.83                      -12.75
    -5.99                      -14.86
    -7.50                      -17.60
    -8.28                      -18.99
    -8.36                      -19.13
   -10.17                      -22.32
   -11.09                      -23.93
   -12.21                      -25.84
   -12.44                      -26.22
   -14.21                      -29.21
   -12.63                      -26.59
   -13.51                      -28.08
   -13.81                      -28.57
   -12.20                      -25.90
   -12.85                      -27.00
   -13.28                      -27.72
   -13.79                      -28.57
   -15.57                      -31.52
   -15.82                      -31.93

                                [GRAPHIC OMITTED]

                                                                   PROSPECTUS 47


ADVISOR'S PORTFOLIO INVESTMENT STRATEGY IN MANAGING THE FUNDS

In managing the Funds, the Advisor uses a "passive" investment strategy to manage each Fund's portfolio, meaning that the Advisor does not attempt to select securities based on their individual potential to perform better than the market. The Advisor's primary objective is to match the performance of each Fund's benchmark as closely as possible on a daily basis. The Advisor uses quantitative analysis techniques to structure each Fund to obtain the highest correlation to its particular benchmark. The Advisor does not engage in temporary defensive investing, keeping each Fund's assets fully invested in all market environments. The Advisor monitors each Fund on an ongoing basis, and makes adjustments to its portfolio, as necessary, to minimize tracking error and to maximize liquidity.

The Advisor pursues the Funds' investment objectives by regularly utilizing leveraged instruments, such as futures contracts and options on securities, futures contracts, and stock indices. In addition, the Advisor will regularly utilize short selling techniques designed to help the performance to inversely correlate to 200% of the performance of the relevant benchmark for the Inverse S&P 500 2x Strategy, Inverse NASDAQ-100(R) 2x Strategy, Inverse Dow 2x Strategy, and Inverse Russell 2000(R) 2x Strategy Funds.

WHO MAY WANT TO INVEST IN THE FUNDS

The Funds may be appropriate for investors who believe that over the long-term, the value of a particular index will increase or decrease, and that by investing with the objective of doubling the index's daily return they will achieve superior results over time. Investors should understand that since each Fund seeks to double the daily performance of the index underlying its benchmark, it should have twice the daily volatility of a conventional index fund. This increases the potential risk of loss.

The Funds may be appropriate for investors who use an investment strategy that relies on frequent buying, selling, or exchanging among stock mutual funds, since the Funds do not limit how often an investor may exchange among Funds. In addition, the Funds do not impose any transaction fees when investors exchange shares. The Funds provide multiple opportunities for investors to capitalize on market trends and to capture market momentum with intra-day Fund share pricing and trading. Dynamic asset allocators may also utilize intra-day trading as a defensive strategy to react to market movements before investments are adversely affected.


The Funds may also be appropriate for investors who use an investment strategy that involves the strategic allocation of investments among different asset

                                [GRAPHIC OMITTED]

48


classes. By utilizing consistently applied leverage, the Funds' investment strategies can create alternative investment opportunities for strategic asset allocators who seek to match the daily return of the S&P 500 Index, NASDAQ-100 Index(R), Dow Jones Industrial Average(SM), or Russell 2000(R) Index, because less capital is needed to achieve a desired exposure. For example, an investor might invest $50,000 in a conventional Russell 2000(R) Index fund. Alternatively, that same investor could invest half that amount - $25,000 - in the Russell 2000(R) 2x Strategy Fund and target the same daily return. This increased cash position could then be used for a tactical overlay, such as the introduction of an additional asset class or an undervalued market sector.


OTHER INVESTMENT PRACTICES AND STRATEGIES

Please see the Statement of Additional Information (the "SAI") for a more complete list of portfolio investment strategies, permitted investments and related risks.

PORTFOLIO HOLDINGS

A description of the Funds' policies and procedures with respect to the disclosure of Fund portfolio securities is available in the SAI.

                                [GRAPHIC OMITTED]

                                                                   PROSPECTUS 49


INVESTING WITH RYDEX:
--------------------------------------------------------------------------------
SHAREHOLDER INFORMATION

A-Class Shares and C-Class Shares are offered primarily through authorized securities brokers and other financial intermediaries.

OPENING YOUR ACCOUNT

You will need to open a Rydex shareholder account to make share transactions - buy, sell or exchange shares of the Funds. You can request an account application by calling Rydex Client Services at 800.820.0888 or 301.296.5406 or simply download an application from the Rydex web site - www.rydexinvestments.com. For more information on opening an account, call Rydex Client Services at 800.820.0888 or 301.296.5406 or visit www.rydexinvestments.com.

The type of application you will need depends on the type of account you want to open. For example, if you are opening a retirement account, such as an IRA, you will need to complete a different application than you would if you were opening a taxable account. When you call Rydex to request an account application, be sure to let the Client Services representative know what type of account you want to open to ensure that you receive the correct application.

If you open your account through a broker or other financial intermediary, your financial intermediary will ordinarily assist you in completing the necessary application to open your account with Rydex.

--------------------------------------------------------------------------------
MINIMUM AMOUNTS FOR ESTABLISHING ACCOUNTS

The minimum initial investment amounts and minimum account balance requirements for A-Class Shares or C-Class Shares are:

o     $1,000 for retirement accounts

o     $2,500 for all other accounts

Accounts opened through a financial intermediary will be subject to your financial intermediary's minimum initial investment amount and minimum account balance requirements, which may be different than the amounts above.

There are no minimum amounts for subsequent investments in the Funds except for subsequent investments made via Automated Clearing House ("ACH"). For more information about subsequent investments via ACH please see "Purchase Procedures."

Rydex reserves the right to modify its minimum account balance requirements at any time, with or without prior notice to you.

Purchases of C-Class Shares of a Fund requested in an amount of $1,000,000 or more will be automatically made in A-Class Shares of that Fund.
--------------------------------------------------------------------------------

                                [GRAPHIC OMITTED]

50


TIPS TO SUCCESSFULLY COMPLETE YOUR ACCOUNT APPLICATION

o You must provide each account holder's social security number or tax ID number and date of birth on the application to avoid a delay in processing.

o     Attach a copy of the trust document when establishing a trust account.

o When establishing an account for your corporation, partnership or self directed retirement plan, please indicate the correct account type to ensure proper tax reporting, and provide a copy of one of the following documents: registered articles of incorporation, government-issued business license, partnership papers, plan documents or other official documentation that verifies the entity and lists the authorized individuals. Failure to provide this documentation may result in a delay in processing your application.

o You must provide a street address (Rydex does not accept P.O. Box only addresses). If any joint owner has a different address than the account registration, please indicate what it is on the application.

o     BE SURE TO SIGN THE APPLICATION.

o If you open an account directly with Rydex you will receive a confirmation statement by mail confirming your initial purchase. Review this confirmation carefully to ensure that all of the information is correct. Notify us promptly of any errors.

TRANSACTION INFORMATION
--------------------------------------------------------------------------------

This section provides important information about the procedures that you must follow when you buy, sell or exchange shares of the Funds. You may submit transaction orders to buy, sell or exchange Fund shares on any day that the NYSE is open for business (a "Business Day"). On any day that the Federal Reserve Bank of New York or the NYSE closes early, the principal government securities and corporate bond markets close early (such as on days in advance of holidays generally observed by participants in these markets), or as permitted by the U.S. Securities and Exchange Commission (the "SEC"), the Funds reserve the right to advance the time that NAV is calculated and, correspondingly, the time by which purchase and redemption orders must be received.

TRANSACTION CUT-OFF TIMES

All shareholder transaction orders are processed at the NAV next determined after your transaction order is received with all of the necessary information, sometimes referred to as "good order," by the Funds' transfer agent, distributor, or authorized dealer, subject to any applicable front-end sales charge. The following transaction cut-off times have been established in order to allow the

                                [GRAPHIC OMITTED]

                                                                   PROSPECTUS 51


transfer agent appropriate time to report the current day's trading activity to the Funds' Advisor. Any application that is sent to the transfer agent does not constitute a purchase order until the transfer agent processes the application and receives correct payment by check, wire transfer or ACH.

                           MORNING                    AFTERNOON-
METHOD                     CUT-OFF                    CUT-OFF
--------------------------------------------------------------------------------
By Mail                    Not Available              Market Close
By Phone                   10:30 A.M., Eastern Time   3:45 P.M., Eastern Time
By Internet                10:30 A.M., Eastern Time   3:55 P.M., Eastern Time
By Financial Intermediary  10:30 A.M., Eastern Time*  Market Close*


* EACH FINANCIAL INTERMEDIARY MAY HAVE ITS OWN RULES ABOUT SHARE TRANSACTIONS, AND MAY HAVE EARLIER CUT-OFF TIMES FOR PROCESSING YOUR TRANSACTION ORDER.


EARLY TRANSACTION CUT-OFF TIMES

On any day that a Fund calculates NAV earlier than normal, as described below, Rydex reserves the right to advance the time on that day by which shareholder transaction orders must be received by the transfer agent.

--------------------------------------------------------------------------------
CALCULATING NAV

The price at which you buy, sell and exchange shares is the net asset value per share, which is also known as NAV, plus any applicable sales charges.

Each Fund calculates its NAV by:

o     Taking the current market value of its total assets

o     Subtracting any liabilities

o     Dividing that amount by the total number of shares owned by shareholders


The Funds calculate NAV twice each Business Day, first in the morning and again in the afternoon, on each day the NYSE is open for trading. The morning NAV is calculated as of 10:45 a.m., Eastern Time and the afternoon NAV is calculated as of the regularly scheduled close of normal trading on the NYSE (normally, 4:00 p.m., Eastern Time). If the NYSE closes early - such as on days in advance of holidays generally observed by the NYSE - the Funds may calculate NAV as of the earlier closing time in accordance with the policies set forth in the Funds' SAI. These dates are listed in the SAI. For more information on these early closings, please call 800.820.0888 or visit the Rydex web site - www.rydexinvestments.com.


In calculating NAV, each Fund generally values its investment portfolio based on the market price of the securities as of the time the Fund determines NAV. If market prices are unavailable or a Fund thinks that they are unreliable, the Fund prices those securities at fair value as determined in good
--------------------------------------------------------------------------------

                                [GRAPHIC OMITTED]

52


--------------------------------------------------------------------------------
faith using methods approved by the Board of Trustees. For example, market prices may be unavailable if trading in a particular portfolio security was halted during the day and did not resume prior to a Fund's NAV calculation. The Funds may view market prices as unreliable when the value of a security has been materially affected by events occurring after the market closes, but prior to the time as of which the Funds calculate NAV.

The use of fair valuation in pricing a security involves the consideration of a number of subjective factors and therefore, is susceptible to the unavoidable risk that the valuation may be higher or lower than the price at which the security might actually trade if a reliable market price were readily available.

More information about the valuation of the Funds' holdings can be found in the SAI.
--------------------------------------------------------------------------------

TRANSACTIONS THROUGH YOUR FINANCIAL INTERMEDIARY

If you opened your account through a financial intermediary, you will ordinarily submit your transaction orders through that financial intermediary. Your financial intermediary is responsible for ensuring that your transaction order is in good order, and promptly transmitting your order to the Funds. Transaction orders received in good order by your financial intermediary will be processed at the Funds' next determined NAV. Financial intermediaries may charge fees for the services they provide to you in connection with processing your transaction order or maintaining your account with them. Each financial intermediary may also have its own rules about minimum initial investment amounts, minimum account balances, share transactions, limits on the number of share transactions you are permitted to make in a given time period, and may have different cut-off times for processing your transaction order. For more information about your financial intermediary's rules and procedures, you should contact your financial intermediary directly.

SALES CHARGES
--------------------------------------------------------------------------------

A-CLASS SHARES

A-Class Shares are sold at NAV, plus the applicable front-end sales charge. The sales charge is used to pay your financial intermediary a sales commission up to a total of 4.75% of the purchase price of your investment in connection with your initial purchase. However, in some cases, described below, your purchase may not be subject to an initial sales charge, and the offering price will be the NAV. In other cases, you may be eligible for a reduced sales charge. The sales charge varies depending on the amount of your purchase. The current sales charge rates are as follows:

                                [GRAPHIC OMITTED]

                                                                   PROSPECTUS 53


--------------------------------------------------------------------------------
                                    SALES CHARGE AS % OF   SALES CHARGE AS % OF
AMOUNT OF INVESTMENT                   OFFERING PRICE       NET AMOUNT INVESTED
--------------------------------------------------------------------------------
Less than $100,000                         4.75%                  4.99%
--------------------------------------------------------------------------------
$100,000 but less than $250,000            3.75%                  3.90%
--------------------------------------------------------------------------------
$250,000 but less than $500,000            2.75%                  2.83%
--------------------------------------------------------------------------------
$500,000 but less than $1,000,000          1.60%                  1.63%
--------------------------------------------------------------------------------
$1,000,000 or greater                         *                      *
--------------------------------------------------------------------------------

* FOR INVESTMENTS OF $1 MILLION OR MORE, A-CLASS SHARES ARE SOLD AT NAV, WITHOUT ANY UP-FRONT SALES CHARGE. HOWEVER, IF YOU SELL YOUR SHARES WITHIN 18 MONTHS OF PURCHASE, YOU WILL NORMALLY HAVE TO PAY A 1% CDSC BASED ON YOUR INITIAL PURCHASE PRICE OR CURRENT MARKET VALUE, WHICHEVER IS LOWER. THE CDSC IS USED TO REIMBURSE THE DISTRIBUTOR FOR PAYING YOUR FINANCIAL INTERMEDIARY A SALES COMMISSION UP TO A TOTAL OF 1.00% OF THE PURCHASE PRICE OF YOUR INVESTMENT IN CONNECTION WITH YOUR INITIAL PURCHASE. FOR MORE INFORMATION ABOUT WHETHER YOUR FINANCIAL INTERMEDIARY HAS ENTERED INTO SUCH AN ARRANGEMENT, CONTACT YOUR INTERMEDIARY DIRECTLY.

HOW TO REDUCE YOUR SALES CHARGE

You may be eligible to purchase A-Class Shares for reduced sales charges. To qualify for these reductions, you or your financial intermediary must provide sufficient information, IN WRITING AND AT THE TIME OF PURCHASE, to verify that your purchase qualifies for such treatment. For additional information, including information on aggregating purchases among related accounts to receive reduced sales charges, see the SAI. Consistent with the policies described in this Prospectus, you and your "immediate family" (your spouse and your children under the age of 21) may combine your Fund holdings to reduce your sales charge. New purchases of A-Class Shares of the Rydex U.S. Government Money Market Fund, which are offered in a separate prospectus, and existing holdings of A-Class Shares of the Rydex U.S. Government Money Market Fund that have not previously been subject to a sales charge will not be counted for purposes of reducing your sales charge on purchases of A-Class Shares of the Funds, as discussed below.

      o RIGHTS OF ACCUMULATION. To qualify for the lower sales charge rates that apply to larger purchases of A-Class Shares, you may combine your new purchases of A-Class Shares with the shares of any other A-Class Shares or C-Class Shares of Rydex Funds (including Rydex Funds offered in a separate prospectus) that you already own. The applicable initial sales charge for the new purchase is based on the total of your current purchase and the current value of all other A-Class and C-Class Shares that you own. Additionally, you may combine simultaneous purchases of A-Class Shares of a Fund with A-Class Shares of any other Rydex Fund to reduce the sales charge rate that applies to the purchase of A-Class Shares of any

                                [GRAPHIC OMITTED]

54


            Rydex Fund. The reduced sales charge will apply only to current purchases and must be requested in writing when you buy your shares. As discussed above, A-Class Shares of the Rydex U.S. Government Money Market Fund that have not been subject to a sales charge will not be counted for purposes of reducing your sales charge.

      o LETTERS OF INTENT. Under a Letter of Intent ("LOI"), you commit to purchase a specified dollar amount of A-Class Shares of Rydex Funds during a 13-month period. At your written request, A-Class Share purchases made during the previous 90 days may be included. The amount you agree to purchase determines the initial sales charge you pay. If the full-face amount of the LOI is not invested by the end of the 13-month period, your account will be adjusted to the higher initial sales charge level for the amount actually invested. You are not legally bound by the terms of your LOI to purchase the amount of your shares stated in the LOI. The LOI does, however, authorize the Funds to hold in escrow 4% of the total amount you intend to purchase. If you do not complete the total intended purchase at the end of the 13-month period, the Funds' transfer agent will redeem the necessary portion of the escrowed shares to make up the difference between the reduced rate sales charge (based on the amount you intended to purchase) and the sales charge that would normally apply (based on the actual amount you purchased). As discussed above, A-Class Shares of the Rydex U.S. Government Money Market Fund that have not been subject to a sales charge will not be counted for purposes of reducing your sales charge.

SALES CHARGE WAIVERS

The sales charge on purchases of A-Class Shares is waived in certain situations, including:

      o REPURCHASE OF A-CLASS SHARES. If you have redeemed A-Class Shares of any Rydex Fund within the past 365 days, you may repurchase an equivalent amount of A-Class Shares of any Rydex Fund at NAV, without the normal front-end sales charge. In effect, this allows you to reacquire shares that you may have had to redeem, without re-paying the front-end sales charge. You may exercise this privilege only once and must notify the Fund that you intend to do so in writing. The Fund must receive your purchase order within 365 days of your redemption. Note that if you reacquire shares through separate installments (E.G., through monthly or quarterly repurchases), the sales charge waiver will only apply to those portions of your repurchase order received within 365 days of your redemption.

                                [GRAPHIC OMITTED]

                                                                   PROSPECTUS 55


      o Directors and officers of any fund sponsored by the Advisor or any of its subsidiaries and their immediate families (E.G., spouse, children, mother or father).

      o Employees of the Advisor and their immediate families, or any full-time employee or registered representative of the Distributor or of broker-dealers having dealer agreements with the Distributor (a "Selling Broker") and their immediate families (or any trust, pension, profit sharing or other benefit plan for the benefit of such persons).

      o Any full-time employee of a bank, savings and loan, credit union or other financial institution that utilizes a Selling Broker to clear purchases of the Funds' shares and their immediate families.

      o Participants in certain "wrap-fee" or asset allocation programs or other fee based arrangements sponsored by broker-dealers and other financial institutions that have entered into agreements with the Distributor.

      o Any accounts established on behalf of registered investment advisers or their clients by broker-dealers that charge a transaction fee and that have entered into agreements with the Distributor.

      o Employer-sponsored retirement plans including, but not limited to, those that qualify under Sections 403(b), 401(a), 401(k) or 457 of the Internal Revenue Code of 1986, as amended, where at the time of purchase the Distributor has been notified in writing that such plan has at least $100 million in assets or 100 participating employees. Employer-sponsored retirement plans do not include IRAs, Roth IRAs, SEP or SARSEP plans, profit-sharing plans, single participant plans or plans covering self-employed individuals and their employees; such account types, however, may apply for sales charge reductions. Please see the SAI for more information.

The Funds do not waive sales charges for the reinvestment of proceeds from the sale of shares of a non-Rydex Fund where those shares were subject to a front-end sales charge (sometimes called an NAV Transfer).

SALES CHARGE EXCEPTIONS

You will not pay initial sales charges on the following:

      o Purchases of A-Class Shares of the Rydex U.S. Government Money Market Fund, which are offered in a separate prospectus.

      o     A-Class Shares purchased by reinvesting dividends and distributions.

      o When exchanging A-Class Shares of one Fund for A-Class Shares of another Rydex Fund, unless you are exchanging A-Class Shares of the Rydex U.S. Government Money Market Fund that have not previously been subject to a sales charge.

                                [GRAPHIC OMITTED]

56


C-CLASS SHARES

C-Class Shares are sold at NAV, without any up-front sales charge, so that the full amount of your purchase is invested in the Funds. However, if you sell your shares within 12 months of purchase, you will normally have to pay a 1% CDSC based on your initial purchase price or current market value, whichever is lower. The CDSC is used to reimburse the Distributor for paying your financial intermediary a sales commission up to a total of 1.00% of the purchase price of your investment in connection with your initial purchase. If your intermediary has entered into arrangements with the Distributor to forego receipt of that initial 1.00% sales commission, the Funds will waive any otherwise applicable CDSC when you redeem your C-Class Shares. For more information about whether your broker-dealer has entered into such an arrangement, contact your intermediary directly.

WAIVER OF CDSC

The CDSC will be waived for the redemption of C-Class Shares:

      o purchased through a financial intermediary that has entered into arrangements with the Distributor to forego receipt of an initial sales commission;

      o     purchased by reinvesting dividends;

      o     following the death or disability of a shareholder;

      o on the first 10% of shares that are sold within 12 months of purchase; or

      o resulting from a Fund exercising its right to redeem accounts that maintain a balance below the current applicable minimum investment.

The policy of waiving the CDSC for certain redemptions may be modified or discontinued, with respect to new shareholders, at any time.

BUYING FUND SHARES
--------------------------------------------------------------------------------

The Funds offer their shares continuously and investors may submit purchase orders to buy shares on any Business Day. However, Rydex reserves the right to reject or refuse, in whole or in part, any purchase order for Fund shares. Purchase orders, like any other share transaction, are subject to the Funds' transaction cut-off times and will be processed at the NAV next determined after your purchase order is received in good order.

PURCHASE PROCEDURES


The Funds offer you the option to submit purchase orders through your financial intermediary or send purchase orders by mail, fax or internet and send purchase proceeds by check, wire transfer or ACH. The Funds do not accept

                                [GRAPHIC OMITTED]

                                                                   PROSPECTUS 57


cash or cash equivalents (such as travelers' checks, money orders, or bearer bonds), government checks, third-party checks, starter checks or checks drawn on a line of credit (including credit card convenience checks). Cashiers checks, bank checks, official checks and treasurers' checks less than or equal to $10,000 are also not accepted. Rydex reserves the right to refuse other payment instruments if, in the sole discretion of Fund management, it is deemed to be in the best interests of the Funds. Any payment instrument refused will generally be returned to you within twenty-four (24) hours of Rydex's refusal to accept such instrument, but in no event later than seventy-two (72) hours after such refusal.

Retirement Contributions will be coded for the year in which they are received unless otherwise instructed in writing at the time of the contribution.


You may buy shares and send your purchase proceeds by any of the following methods:

--------------------------------------------------------------------------------
                         INITIAL PURCHASE               SUBSEQUENT PURCHASES
                  --------------------------------------------------------------
                  Complete the account             Complete the Rydex investment
                  application that corresponds     slip included with your
                  to the type of account you are   quarterly statement or send
                  opening.                         written purchase instructions
                                                   that include:
                  o   MAKE SURE TO DESIGNATE THE
BY MAIL               RYDEX FUND(S) YOU WANT TO    o   YOUR NAME
IRA AND OTHER         PURCHASE.
RETIREMENT                                         o   YOUR SHAREHOLDER ACCOUNT
ACCOUNTS REQUIRE  o   MAKE SURE YOUR INVESTMENT        NUMBER
ADDITIONAL            MEETS THE ACCOUNT MINIMUM.
PAPERWORK.                                         o   THE RYDEX FUND(S) YOU
                                                       WANT TO PURCHASE.
                  --------------------------------------------------------------
                               Make your check payable to RYDEX INVESTMENTS.
                  --------------------------------------------------------------
CALL RYDEX                Your check must be drawn on a U.S. bank and payable
CLIENT SERVICES                          in U.S. Dollars.
TO REQUEST A      --------------------------------------------------------------
RETIREMENT           Include the name of the Rydex Fund(s) you want to purchase
ACCOUNT INVESTOR                          on your check.
APPLICATION KIT.
                        IF YOU DO NOT SPECIFY WHICH RYDEX FUND(S) YOU WANT TO
                          PURCHASE, YOUR INVESTMENT WILL BE CREDITED TO THE
                             RYDEX U.S. GOVERNMENT MONEY MARKET FUND,
                             WHICH IS OFFERED IN A SEPARATE PROSPECTUS.
                  --------------------------------------------------------------
                      Mail your application and      Mail your written purchase
                              check to:              instructions and check to:
                  --------------------------------------------------------------
                  MAILING ADDRESS:
                  Rydex Investments
                  Attn: Ops. Dept.
                  9601 Blackwell Road, Suite 500
                  Rockville, MD 20850
--------------------------------------------------------------------------------

                                [GRAPHIC OMITTED]

58


--------------------------------------------------------------------------------
                          INITIAL PURCHASE              SUBSEQUENT PURCHASES
                   -------------------------------------------------------------
                   Submit new account paperwork,   Be sure to designate in your
                   and then call Rydex to obtain   wire instructions the Rydex
                   your account number.            Fund(s) you want to purchase.

                   o  MAKE SURE TO DESIGNATE THE
                      RYDEX FUND(S) YOU WANT TO
                      PURCHASE.

                   o  MAKE SURE YOUR INVESTMENT
BY WIRE               MEETS THE ACCOUNT MINIMUM.
                   -------------------------------------------------------------
RYDEX CLIENT       To obtain "same-day credit" (to get that Business Day's NAV)
SERVICES PHONE     for  your purchase order, YOU MUST CALL RYDEX CLIENT SERVICES
NUMBER:            AND PROVIDE THE FOLLOWING INFORMATION PRIOR TO THE
                   TRANSACTION CUT-OFF TIME FOR THE RYDEX FUND(S) YOU ARE
800.820.0888       PURCHASING:

                   o  Account Number
OR
                   o  Fund Name
301.296.5406
                   o  Amount of Wire

                   o  Fed Wire Reference Number (upon request)

                   You will receive a confirmation number to verify that your purchase order has been accepted.

                     IF YOU DO NOT NOTIFY RYDEX CLIENT SERVICES OF THE INCOMING
                     WIRE, YOUR PURCHASE ORDER WILL NOT BE PROCESSED UNTIL THE
                           BUSINESS DAY FOLLOWING THE RECEIPT OF THE WIRE.
                   -------------------------------------------------------------
                   WIRE INSTRUCTIONS:
                   U.S. Bank
                   Cincinnati, OH
                   Routing Number: 0420-00013
                   For Account of: Rydex Investments
                   Account Number: 48038-9030
                   [Your Name]
                   [Your shareholder account number]

                      IF YOU DO NOT SPECIFY WHICH RYDEX FUND(S) YOU WANT TO
                        PURCHASE, YOUR INVESTMENT WILL BE CREDITED TO THE
                            RYDEX U.S. GOVERNMENT MONEY MARKET FUND,
                           WHICH IS OFFERED IN A SEPARATE PROSPECTUS.
--------------------------------------------------------------------------------

                                [GRAPHIC OMITTED]

                                                                   PROSPECTUS 59


--------------------------------------------------------------------------------
                          INITIAL PURCHASE              SUBSEQUENT PURCHASES
                   -------------------------------------------------------------
                   Submit new account paperwork,   SUBSEQUENT PURCHASES MADE VIA
                   and then call Rydex to obtain   ACH MUST BE A MINIMUM OF
                   your account number. Be sure    $50.To make a subsequent pur-
                   to complete the "Electronic     chase, send written purchase
                   Investing (via ACH)" section.   instructions that include:
BY ACH             Then, fax it to Rydex (ONLY
(FAX)              Individual, Joint and           o  YOUR NAME
                   UGMA/UTMA accounts may
RYDEX FAX          be opened by fax).              o  YOUR SHAREHOLDER ACCOUNT
NUMBER:                                               NUMBER
                   o  MAKE SURE TO INCLUDE A
301.296.5103          LETTER OF INSTRUCTION        o  THE RYDEX FUND(S) YOU WANT
                      REQUESTING THAT WE              TO PURCHASE
                      PROCESS YOUR PURCHASE BY
                      ACH.                         o  ACH BANK INFORMATION (IF
                   o  MAKE SURE TO DESIGNATE THE      NOT ON RECORD).
                      RYDEX FUND(S) YOU WANT TO
                      PURCHASE.
                   o  MAKE SURE YOUR INVESTMENT
                      MEETS THE ACCOUNT MINIMUM.
--------------------------------------------------------------------------------
BY ACH                     Follow the directions on the Rydex web site -
(INTERNET)                            www.rydexinvestments.com
--------------------------------------------------------------------------------

CANCELLED PURCHASE ORDERS

Rydex will ordinarily cancel your purchase order under the following circumstances:

      o     if your bank does not honor your check for any reason

      o     if the transfer agent (Rydex) does not receive your wire transfer

      o     if the transfer agent (Rydex) does not receive your ACH transfer

      o     if your bank does not honor your ACH transfer

IF YOUR PURCHASE ORDER IS CANCELLED FOR ANY OF THESE REASONS, YOU WILL NOT BE ENTITLED TO BENEFIT FROM ANY INCREASE IN NAV THAT THE FUND(S) MAY HAVE EXPERIENCED FROM THE TIME OF YOUR ORDER TO THE TIME OF ITS CANCELLATION. IN ADDITION, IF THE FUND(S) NAV DECREASES IN VALUE FROM THE TIME OF YOUR ORDER TO THE TIME OF ITS CANCELLATION, THE FUND(S) WILL HOLD YOU LIABLE FOR ANY LOSSES THAT IT INCURS AS A RESULT OF YOUR CANCELLED ORDER.

SELLING FUND SHARES
--------------------------------------------------------------------------------


The Funds redeem their shares continuously and investors may sell their shares back to the Funds on any Business Day. You may redeem all or any portion of your Fund shares at the Funds' next determined NAV calculated after your

                                [GRAPHIC OMITTED]

60


redemption order is received in good order by the transfer agent. Redemption orders, like any other share transaction, are subject to the Funds' transaction cut-off times and will be processed at the NAV next determined after your redemption order is received in good order by the transfer agent or your financial intermediary.

The Funds may suspend your right to redeem your shares during times when trading on the NYSE is suspended or restricted, or otherwise as permitted by the SEC. The Funds reserve the right to pay all or part of your redemption proceeds in liquid securities with a market value equal to the redemption price. If a Fund redeems your shares in kind, you may bear transaction costs and will bear market risks until such time as such securities are converted to cash.


REDEMPTION PROCEDURES

You will ordinarily submit your transaction order through your financial intermediary or other securities dealers through which you opened your shareholder account or through Rydex directly. The Funds also offer you the option to send redemption orders to Rydex by:

--------------------------------------------------------------------------------
                 Rydex Investments
                 Attn: Ops. Dept.
   MAIL          9601 Blackwell Road, Suite 500
                 Rockville, MD 20850
--------------------------------------------------------------------------------
                 301.296.5103

   FAX           If you send your redemption order by fax, you must call Rydex
                 Client Services at 800.820.0888 or 301.296.5406 to verify  that your fax was received and when it will be processed.
--------------------------------------------------------------------------------
                 800.820.0888 or 301.296.5406 (not available for retirement
TELEPHONE        accounts)
--------------------------------------------------------------------------------

Whether you transmit your redemption order by mail, fax or telephone, you must include the following information in your redemption order:

      o     your name

      o     your shareholder account number

      o     Fund name(s)

      o     dollar amount or number of shares you would like to sell

      o whether you want your sale proceeds sent to you by check, wire or ACH (a new alternate payee or new wire instructions may require a signature guarantee)

      o signature of account owner(s) (not required for telephone redemptions)

                                                                   PROSPECTUS 61


You may only place a redemption order if you are the registered owner of the account or the registered owner has given Rydex written authorization to allow you to make redemptions from the account. You will receive a confirmation number for your redemption. Please retain it for your records.

DISTRIBUTIONS FROM QUALIFIED RETIREMENT ACCOUNTS

Distributions from your tax-qualified plan or individual retirement account
(IRA) may have adverse tax consequences to you. You should consult your tax adviser before redeeming shares and making distributions from your tax-qualified plan or IRA account. All requests for distributions of redemption proceeds from tax-qualified plan and IRA accounts must be in writing. All distributions from tax-qualified plans and IRAs are subject to tax withholding rules.

RECEIVING YOUR REDEMPTION PROCEEDS

Your redemption proceeds normally will be sent within seven days of the transfer agent receiving your request. For redemption orders that settle on federal bank holidays, your redemption proceeds will be sent on the next Business Day following the holiday. FOR INVESTMENTS MADE BY CHECK OR ACH (NOT WIRE PURCHASES), PAYMENT OF REDEMPTION PROCEEDS MAY BE DELAYED UNTIL THE TRANSFER AGENT IS REASONABLY SATISFIED THAT YOUR PURCHASE HAS CLEARED. IT MAY TAKE UP TO 15 DAYS FOR YOUR PURCHASE TO CLEAR.

All redemptions will be mailed to your address of record, sent electronically via ACH or wired to your bank account of record. You may request overnight mail service for an additional fee. If you request payment of redemption proceeds to a third party or to a location other than your address of record or bank account of record, your redemption request must be IN WRITING AND MUST INCLUDE A SIGNATURE GUARANTEE AND MAY NOT BE FAXED.

--------------------------------------------------------------------------------
SIGNATURE GUARANTEES
Signature guarantees help protect you and your account against fraud. You can obtain a signature guarantee at most banks and financial intermediaries. A notary public cannot provide a signature guarantee. You may not use fax to transmit a signature guarantee to the Funds.
--------------------------------------------------------------------------------

LOW BALANCE ACCOUNTS

To offset the administrative expense of servicing small accounts, the Funds may impose, without additional notice, an administrative fee of $15 per year during periods where your account balance falls below the account minimum requirements for any reason. The Funds may redeem your shares if the value of your account falls below the required minimum investment amount. However, the Funds will provide you with at least 30 days' written notice to allow you sufficient time to add to your account and avoid the redemption of your shares.

62


EXCHANGING FUND SHARES
--------------------------------------------------------------------------------


Unlike most mutual funds, the Funds offer unlimited exchange privileges with no minimum holding periods or transaction fees. An exchange is when you sell shares of one Rydex Fund and use the proceeds from that sale to purchase shares of another Rydex Fund. Investors may make exchanges on any Business Day of A-Class Shares or C-Class Shares of any Rydex Fund for A-Class Shares or C-Class Shares of any other Rydex Fund on the basis of the respective NAVs of the shares involved. An exchange of A-Class Shares of the Rydex U.S. Government Money Market Fund, which are offered in a separate prospectus, that have not previously been subject to a sales charge will be treated as an initial purchase of the other Rydex Fund and applicable sales charges will apply. Exchange requests, like any other share transaction, will be processed at the NAV next determined after your exchange order is received in good order. Exchanges involving other Rydex Funds not included in this Prospectus may be subject to different transaction cut-off times. All exchange requests must be received by the Rydex Funds' transfer agent or your financial intermediary prior to the cut-off time of the Rydex Fund you are exchanging out of or the Rydex Fund you are exchanging into, whichever is earlier, to be processed at that Business Day's NAV. See "Exchanges with Other Rydex Funds" for additional information. The exchange privilege may be modified or discontinued at any time.


EXCHANGE PROCEDURES

You will ordinarily submit your transaction order through your financial intermediary or other securities dealers through which you opened your shareholder account or through Rydex directly. The Funds also offer you the option to send exchange requests to Rydex by:

--------------------------------------------------------------------------------
                 Rydex Investments
   MAIL          Attn: Ops. Dept.
                 9601 Blackwell Road, Suite 500
                 Rockville, MD 20850
--------------------------------------------------------------------------------
                 301.296.5101

   FAX           If you send your exchange request by fax, you must call Rydex
                 Client Services at 800.820.0888 to verify that your fax was received and when it will be processed.
--------------------------------------------------------------------------------
 TELEPHONE       800.820.0888 or 301.296.5406
--------------------------------------------------------------------------------
                 Follow the directions on the Rydex web site -
 INTERNET        www.rydexinvestments.com
--------------------------------------------------------------------------------

Whether you transmit your exchange request by mail, fax, telephone or inter-net, you must include the following information in your exchange request:

     o    your name

     o    your shareholder account number

                                                                   PROSPECTUS 63


     o Fund name(s) you are exchanging out of (selling) and Fund name(s) you are exchanging into (buying)

     o dollar amount, number of shares or percentage of Fund position involved in the exchange

     o signature of account owner(s) (not required for telephone or internet exchanges)

You may only place exchange orders if you are the registered owner of the account or the registered owner has given Rydex written authorization to allow you to trade the account. You will receive a confirmation number for your exchange. Please retain it for your records.

MINIMUM EXCHANGE AMOUNTS

The minimum amount for an exchange is either $1,000 or 100% of the Fund position from which the exchange is coming, whichever is less. If you are exchanging the minimum amount, you may not split the proceeds between multiple Rydex Funds. If you place exchange transactions in shares or in percentages, the minimum exchange amount still applies. This minimum may be waived for accounts that are part of an asset allocation strategy.

EXCHANGES WITH OTHER RYDEX FUNDS

On any Business Day, investors may make exchanges of A-Class Shares or C-Class Shares of the Funds for A-Class Shares or C-Class Shares of any Rydex Fund not offered in this Prospectus. WHILE MOST RYDEX FUNDS OFFER UNLIMITED EXCHANGE PRIVILEGES WITH NO MINIMUM HOLDING PERIODS OR TRANSACTION FEES, CERTAIN RYDEX FUNDS DO NOT ALLOW UNLIMITED TRADING. IF YOU ARE CONTEMPLATING AN EXCHANGE FOR SHARES OF ANY RYDEX FUND NOT OFFERED IN THIS PROSPECTUS, YOU SHOULD OBTAIN AND REVIEW THAT RYDEX FUND'S CURRENT PROSPECTUS BEFORE MAKING THE EXCHANGE. You can obtain a prospectus for any Rydex Fund not offered in this Prospectus by calling
800.820.0888 or 301.296.5406 or visiting the Rydex web site at www.rydexinvestments.com.

RYDEX ACCOUNT POLICIES
--------------------------------------------------------------------------------

SHAREHOLDER IDENTIFICATION AND VERIFICATION

Federal regulations may require the Funds to obtain your name, your date of birth (for a natural person), your residential street address or principal place of business and your Social Security Number, Employer Identification Number or other government issued identification when you open an account. Additional information may be required in certain circumstances or to open accounts for corporations or other entities. The Funds may use this information to attempt to verify your identity. The Funds may not be able to establish an account if the

64


necessary information is not received. The Funds may also place limits on account transactions while they are in the process of attempting to verify your identity. Additionally, if the Funds are unable to verify your identity after your account is established, the Funds may be required to redeem your shares and close your account.

Rydex provides accounts for U.S. citizens and resident aliens. We will not open a new account for any non-resident aliens (natural person or entity). If you are unsure of your status please consult your tax adviser. Non-resident aliens may hold Rydex Funds through a financial intermediary, subject to that financial intermediary's requirements.


Customer identification and verification is part of the Funds' overall obligation to deter money laundering under applicable law. The Funds have adopted an anti-money laundering compliance program designed to prevent the Funds from being used for money laundering or the financing of terrorist activities. In this regard, the Funds reserve the right to (i) refuse, cancel or rescind any purchase or exchange order, (ii) freeze any account and/or suspend account services or (iii) involuntarily close your account in cases of threatening conduct or suspected fraudulent or illegal activity. These actions will be taken when, in the sole discretion of Fund management, they are deemed to be in the best interests of the Funds or in cases when the Funds are requested or compelled to do so by governmental or law enforcement authority. If your account is closed at the request of governmental or law enforcement authority, you may not receive proceeds of the redemption if the Funds are required to withhold such proceeds.


CHANGES TO YOUR ACCOUNT

For information on what is required to make changes and/or additions to your account and to obtain the appropriate forms, please visit the Rydex web site at www.rydexinvestments.com or call 800.820.0888 or 301.296.5406. If you own shares that are registered in your intermediary's name, and you want to transfer the registration to another intermediary or want the shares registered in your name, then you should contact your intermediary for instructions on how to make this change.

TRANSACTIONS OVER TELEPHONE OR INTERNET

Internet and telephone transactions are extremely convenient, but are not risk free. To ensure that your internet and telephone transactions are safe, secure, and as risk-free as possible, the Rydex Funds have instituted certain safeguards and procedures for determining the identity of web site users (including the use of secure passwords and 128-bit encryption technology) and telephone callers and authenticity of instructions. As a result, neither the Funds nor their transfer agent will be responsible for any loss, liability, cost, or expense for following

                                                                   PROSPECTUS 65


internet, telephone or wire instructions they reasonably believe to be genuine. If you or your intermediaries make exchange requests by telephone or internet, you will generally bear the risk of any loss. Neither the Funds, nor their transfer agent, are responsible for internet transactions that are not received.

During periods of unusually high market activity or other times, it may be difficult to reach Rydex by telephone or access our internet site. Rydex and its affiliates will not be liable for any losses resulting from a cause over which Rydex or its affiliates do not have direct control, including but not limited to the failure of electronic or mechanical equipment or communication lines, telephone or other interconnect problems (E.G., if you are unable to access your online service provider), input errors on the internet, severe weather, facilities emergencies, earthquakes, floods and strikes or other labor problems. If you are not able to reach Rydex by your regular medium, consider sending written instructions.

STATEMENTS & CONFIRMATIONS

You will receive statements and trade confirmations of your investment transactions. You may elect to suppress trade confirmations by requesting this option in writing or via the internet. You may choose to receive your confirmations and/or statements either by mail or electronically.

eDELIVERY SERVICES

eDelivery offers shareholders the convenience of receiving most communications (such as trade confirmations, statements, prospectuses and shareholder reports, etc.) from the Funds through the web via email notification. For more information on eDelivery, please visit the Rydex web site at www.rydexinvest-ments.com. The Funds reserve the right to discontinue your eDelivery service if two (2) or more e-mail notices are returned as undeliverable.

RYDEX EXPRESS LINE - 1(800) 717-7776

You may access information about the Rydex Funds and your Rydex account anytime with the Rydex Express Line. This automated line gives you telephone access to Rydex Fund information including NAVs, daily factors, fund assets and distributions as well as balance and history information on your Rydex account.

SERVICE AND OTHER FEES

Rydex may charge the following administrative fees on accounts held directly through the Funds' transfer agent for services associated with the following:

     o $15 for wire transfers of redemption proceeds under $5,000 for accounts that are not eligible for an account fee waiver. Please see "Account Fee Waivers" to determine if you are eligible for such a waiver.

66


     o    $50 on purchase checks returned for insufficient funds

     o $25 to stop payment of a redemption check within 10 Business Days of the settlement date

     o $15 for standard overnight packages (fee may be higher for special delivery options)

     o    $25 for bounced draft checks or ACH transactions

     o    $15 per year for low balance accounts

     o The Funds reserve the right, upon notice, to charge you a fee to cover the costs of special requests for information that require extensive research or employee resources. Such requests could include a request for historical account transcripts or the retrieval of a significant number of documents.

Rydex reserves the right to change any of these fees or add additional service fees at any time.

RETIREMENT ACCOUNT FEES

Certain retirement plans such as IRA, SEP, Roth IRA and 403(b) accounts are charged an annual $15 maintenance fee. Upon liquidating your retirement account, a $15 account-closing fee (and any unpaid annual maintenance fee) will be deducted from the proceeds of your redemption. You may pay the annual maintenance fee at any time during the calendar year by sending Rydex a check. If the annual maintenance fee is not paid separately prior to December, it will be deducted from your account.

ACCOUNT FEE WAIVERS

The following fees will be waived for accounts with balances equal to or greater than $250,000 at the time the fee is charged: the annual maintenance fee for retirement accounts; and the wire transfer charge of $15 for wire redemptions less than $5,000. Additionally, the wire transfer charge of $15 for wire redemptions less than $5,000 will be waived for accounts that are held directly through the Fund's transfer agent that also have an adviser.

FREQUENT PURCHASES AND REDEMPTIONS OF FUND SHARES

Because the Funds are designed and operated to accommodate frequent trading by shareholders and, unlike most mutual funds, offer unlimited exchange privileges with no minimum holding periods or transaction fees, the Funds' Board of Trustees has not adopted policies and procedures designed to prevent market timing or to monitor for frequent purchases and redemptions of Fund shares. A significant portion of the assets of the Funds come from investors who take part in certain strategic and tactical asset allocation programs. The Funds anticipate

                                                                   PROSPECTUS 67


that investors who take part in these programs may frequently redeem or exchange shares of the Funds, which may cause the Funds to experience high portfolio turnover. Higher portfolio turnover may result in the Funds paying higher levels of transaction costs and generating greater tax liabilities for shareholders. In addition, large movements of assets into and out of the Funds may negatively impact the Funds' ability to achieve their respective investment objectives.

RIGHTS RESERVED BY THE FUNDS


The Funds reserve the right to close your account in cases of suspected fraudulent or illegal activity in accordance with applicable law. This action may be taken when, in the sole discretion of Fund management, it is deemed to be in the best interests of the Funds or in cases where the Funds are requested or compelled to do so by applicable law. If your account is closed at the request of governmental or law enforcement authority or pursuant to applicable law, you may not receive proceeds of the redemption if the Funds are required to withhold such proceeds.


DISTRIBUTION AND SHAREHOLDER SERVICES
--------------------------------------------------------------------------------

A-CLASS SHARES

The Funds have adopted a Distribution Plan applicable to A-Class Shares that allows the Funds to pay distribution fees to the Distributor and other firms that provide distribution services ("Service Providers"). The Funds will pay distribution fees to the Distributor at an annual rate not to exceed 0.25% of average daily net assets, pursuant to Rule 12b-1 under the Investment Company Act of 1940. The Distributor generally will, in turn, pay the Service Provider out of its fees. Because the Funds pay these fees out of assets on an ongoing basis, over time these fees may cost you more than other types of sales charges and will increase the cost of your investment.

C-CLASS SHARES

The Funds have adopted a Distribution and Shareholder Services Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 applicable to C-Class Shares that allows the Funds to pay annual distribution and service fees of 1.00% of the Funds' average daily net assets. The annual 0.75% distribution fee reimburses the Distributor for paying your intermediary a sales commission. The annual 0.25% service fee compensates your intermediary for providing ongoing services to you. The Distributor advances the first year's distribution and service fees, and retains the distribution and service fees on accounts with no authorized intermediary of record. Because the Funds pay these fees out of

68


assets on an on-going basis, over time these fees may cost you more than other types of sales charges and will increase the cost of your investment.

COMPENSATION TO DEALERS

The Advisor, at its expense, may provide compensation to financial intermediaries for the sale of Fund shares. These payments may be made, at the discretion of the Advisor, to certain dealers who have sold shares of the Rydex Funds. The level of payments made to dealers will generally vary, but may be significant. These payments may provide an incentive for dealers to sell shares of the Rydex Funds and promote the retention of their customer's assets in the Funds. Any payments described above will not change the price paid by investors for the purchase of the applicable Rydex Fund's shares or the amount that any particular Rydex Fund will receive as proceeds from such sales. The Advisor determines the extent of such payments in its sole discretion in response to requests from dealer firms, based on factors it deems relevant, such as the dealer's sales, assets, share class utilized and the quality of the dealer's relationship with the Advisor. The Advisor periodically determines the advisability of continuing these payments. The Advisor may also pay expenses associated with meetings that facilitate educating financial advisers and shareholders about the Rydex Funds that are conducted by dealers.

DIVIDENDS AND DISTRIBUTIONS
--------------------------------------------------------------------------------

TIMING OF PAYMENTS


Income dividends, if any, are paid at least annually by each of the Funds. If you own Fund shares on a Fund's record date, you will be entitled to receive the dividend. The Funds may declare and pay dividends on the same date. The Funds make distributions of capital gains, if any, at least annually. The Funds, however, may declare a special capital gains distribution if the Board of Trustees believes that such a distribution would be in the best interests of the shareholders of a Fund.


DIVIDEND PAYMENT OPTIONS

Dividends and distributions will be paid in the form of additional Fund shares unless you have elected to receive payment in cash. If you did not elect to receive cash payments of dividends and distributions on your application, you must notify the Funds in writing to change your election prior to the date of the next distribution. Your election will become effective for dividends paid after the Funds receive your written notice. To cancel your election, simply send written notice to the Funds. Dividends and distributions with values of $10 or less may be automatically reinvested.

                                                                   PROSPECTUS 69


TAX INFORMATION
--------------------------------------------------------------------------------

The following is a summary of some important tax issues that affect the Funds and their shareholders. The summary is based on current tax laws, which may be changed by legislative, judicial or administrative action. You should not consider this summary to be a detailed explanation of the tax treatment of the Funds, or the tax consequences of an investment in the Funds. MORE INFORMATION ABOUT TAXES IS LOCATED IN THE SAI. YOU ARE URGED TO CONSULT YOUR TAX ADVISER REGARDING SPECIFIC QUESTIONS AS TO FEDERAL, STATE AND LOCAL INCOME TAXES.

TAX STATUS OF EACH FUND

Each Fund is treated as a separate entity for federal tax purposes, and intends to qualify for the special tax treatment afforded to regulated investment companies. As long as a Fund qualifies as a regulated investment company, it pays no federal income tax on the earnings it distributes to shareholders.

TAX STATUS OF DISTRIBUTIONS

     o Each Fund will, at least annually, distribute substantially all of its net investment income and net capital gains income.

     o The income dividends and short-term capital gains distributions you receive from the Funds will be taxed as either ordinary income or qualified dividend income. Dividends that are qualified dividend income are eligible for the reduced maximum rate to individuals of 15% (5% for individuals in lower tax brackets) to the extent that the Fund receives qualified dividend income.

     o Any long-term capital gains distributions you receive from a Fund are taxable as long-term capital gains regardless of how long you have owned your shares. Long-term capital gains are currently taxed at a maximum rate of 15%.

     o Absent further legislation, the maximum 15% tax rate on qualified dividend income and long-term capital gains will cease to apply to taxable years beginning after December 31, 2010.

     o Dividends and distributions are generally taxable to you whether you receive them in cash or in additional shares.

     o Corporate shareholders may be entitled to a dividends-received deduction for the portion of dividends they receive that are attributable to dividends received by a Fund from U.S. corporations, subject to certain limitations.

     o Long-term capital gains distributions will result from gains on the sale or exchange of capital assets held by a Fund for more than one year.

70


     o Distributions paid in January but declared by a Fund in October, November or December of the previous year may be taxable to you in the previous year.

     o A Fund will inform you of the amount of your ordinary income dividends, qualified dividend income, and long-term capital gain distributions shortly after the close of each calendar year.

     o If you hold your shares in a tax-qualified retirement account, you generally will not be subject to federal taxation on Fund distributions until you begin receiving distributions from your retirement account. You should consult your tax adviser regarding the tax rules that apply to your retirement account.

TAX STATUS OF SHARE TRANSACTIONS

EACH SALE, EXCHANGE, OR REDEMPTION OF FUND SHARES MAY BE A TAXABLE EVENT TO YOU. For tax purposes, an exchange of Fund shares for shares of a different Rydex Fund is treated the same as a sale. You should consider the tax consequences of any redemption or exchange before making such a request, especially with respect to redemptions if you invest in the Funds through a tax-qualified retirement plan.

STATE TAX CONSIDERATIONS

A Fund is not liable for any income or franchise tax in Delaware as long as it qualifies as a regulated investment company for federal income tax purposes. In addition to federal taxes, distributions by the Funds and ownership of Fund shares may be subject to state and local taxes. You should consult your tax adviser regarding how state and local tax laws affect your investment in Fund shares.

MANAGEMENT OF THE FUNDS
--------------------------------------------------------------------------------

INVESTMENT ADVISOR


PADCO Advisors, Inc., which operates under the name Rydex Investments, is located at 9601 Blackwell Road, Suite 500, Rockville, Maryland 20850, and serves as investment adviser of the Funds. The Advisor has served as the investment adviser of the Rydex Funds since each Rydex Fund's inception. The Advisor makes investment decisions for the assets of the Funds and continuously reviews, supervises, and administers each Fund's investment program. The Board of Trustees of the Trust supervises the Advisor and establishes policies that the Advisor must follow in its day-to-day management activities. Pursuant to an investment advisory agreement between the Trust and the Advisor, the Funds paid the Advisor a fee for the fiscal year ended December 31, 2007 at an annualized rate based on the average daily net assets of each Fund, as set forth below:

                                [GRAPHIC OMITTED]

                                                                   PROSPECTUS 71


                                                                       ADVISORY
FUND                                                                     FEE
--------------------------------------------------------------------------------
S&P 500 2x STRATEGY ...............................................      0.90%
INVERSE S&P 500 2x STRATEGY .......................................      0.90%
NASDAQ-100(R) 2x STRATEGY .........................................      0.90%
INVERSE NASDAQ-100(R) 2x STRATEGY .................................      0.90%
DOW 2x STRATEGY ...................................................      0.90%
INVERSE DOW 2x STRATEGY ...........................................      0.90%
RUSSELL 2000(R) 2x STRATEGY .......................................      0.90%
INVERSE RUSSELL 2000(R) 2x STRATEGY ...............................      0.90%

The Advisor bears all of its own costs associated with providing these advisory services and the expenses of the members of the Board of Trustees who are affiliated with the Advisor. The Advisor may make payments from its own resources to broker-dealers and other financial institutions in connection with the sale of Fund shares.

A discussion regarding the basis for the Board's August 2007 approval of the Funds' investment advisory agreement is available in the Funds' December 31, 2007 Annual Report to Shareholders, which covers the period January 1, 2007 to December 31, 2007.


PORTFOLIO MANAGEMENT


Mike Byrum, President and Chief Investment Officer ("CIO") of Rydex Investments, leads the Portfolio Department. Mr. Byrum's senior management team, called the Investment Leadership Team ("ILT"), consists of five investment professionals that are responsible for overseeing different functions within the Portfolio Department. Including Mr. Byrum, those members include Michael Dellapa as the Director of Alternative Investment Strategies, Douglas Holmes as the Director of Stock Selection and Asset Allocation, David Reilly as the head of Portfolio Strategies, and Stephen Sachs as the Director of Trading. The role of the ILT is to set the overall policies of the Portfolio Department with respect to investment strategies and business development. The remainder of the Portfolio Department reports to the members of the ILT, and consists of a team of approximately 15 investment professionals that focus on research, trading, and implementing the portfolios.

On a day-to-day basis the following four individuals are jointly and primarily responsible for the management of the Funds.

MICHAEL P. BYRUM, CFA, President and CIO of Rydex Investments - As the CIO, Mr. Byrum has ultimate responsibility for the management of the Funds. In addition to generally overseeing all aspects of the management of all of the Rydex Funds, Mr. Byrum reviews the activities of Messrs. Dellapa, Harder, and

                                [GRAPHIC OMITTED]

72


Holmes. He has been associated with Rydex Investments since the Advisor was founded in 1993. Mr. Byrum was named the President of Rydex Investments in 2004 and has served as Chief Investment Officer of Rydex Investments since 2000. During this time, he has played a key role in the development of the firm's investment strategies and product offerings. As Senior Portfolio Manager, Mr. Byrum was instrumental in the launch of the NASDAQ-100(R), Precious Metals, Government Long Bond 1.2x Strategy, Inverse Government Long Bond Strategy, Inverse S&P 500 Strategy and Inverse NASDAQ-100(R) Strategy Funds, and helped to create the Sector Funds, all of which are offered in a separate prospectus. He was named Vice President of Portfolio for Rydex Investments in 1998, and Executive Vice President in 2000. Prior to joining Rydex Investments, Mr. Byrum worked for Money Management Associates, the investment adviser for Rushmore Funds, Inc. He holds a degree in finance from Miami University of Ohio and is a member of the CFA Institute and the Washington Society of Investment Analysts. Mr. Byrum has co-managed each Fund since its inception.

MICHAEL J. DELLAPA, CFA, CAIA, Director of Alternative Investment Strategies - Mr. Dellapa plays a key role in the development of new products and research processes and systems that enhance the management of all of the Rydex Funds. In particular, Mr. Dellapa focuses on the management of the Alternative Investment Funds, including the Absolute Return Strategies Fund and the Hedged Equity Fund, which are offered in a separate prospectus. Mr. Dellapa joined Rydex Investments in 2000 as a Research Analyst and was promoted to portfolio manager in 2003. During his tenure as a portfolio manager, he had direct oversight for the Russell 2000(R) 1.5x Strategy, Healthcare, Biotechnology, and Consumer Products Funds, all of which are offered in a separate prospectus. In 2005, Mr. Dellapa became Director of Investment Research and in 2007 became the Director of Alternative Investment Strategies. Prior to joining Rydex Investments, Mr. Dellapa worked as an equity analyst for Invista Capital and systems analyst for Accenture. He holds an engineering degree from the University of Maryland and MBA from the University of Chicago. Previously, he was owner/consultant of Dellapa Consulting Inc. as well as a senior consultant and an analyst at Andersen Consulting. Mr. Dellapa has co-managed each Fund since September 2005.

RYAN A. HARDER, CFA, Senior Portfolio Manager - Mr. Harder is involved in the management of all of the Rydex Funds, but focuses particularly on the management of the Domestic Equity, Domestic Equity-Style, International Equity, Fixed Income, and Alternative Investment Funds. Mr. Harder joined Rydex Investments in 2004 as an Assistant Portfolio Manager, was promoted to Portfolio Manager in 2005 and has served in his current capacity since 2008. He was instrumental in the launch of the Absolute Return Strategies, Hedged

                                [GRAPHIC OMITTED]

                                                                   PROSPECTUS 73


Equity, High Yield Strategy and Inverse High Yield Strategy Funds, all of which are offered in a separate prospectus. Prior to joining Rydex Investments, Mr. Harder served in various capacities with WestLB Asset Management, including as an Assistant Portfolio Manager, and worked in risk management at CIBC World Markets. He holds a B.A. in Economics from Brock University in Ontario, Canada and a Master of Science in International Securities, Investment and Banking from the ICMA Centre at the University of Reading in the U.K. Mr. Harder has co-managed each Fund since March 2008.

DOUGLAS HOLMES, CFA, Director of Stock Selection and Asset Allocation - As the Director of Stock Selection and Asset Allocation, Mr. Holmes oversees the development and daily maintenance of the stock selection and asset allocation methodologies employed by the Rydex Funds. While Mr. Holmes is involved in the management of all of the Rydex Funds, he focuses on the management of the Alternative Investment, Essential Portfolio and Sector Funds, all of which are offered in a separate prospectus. Mr. Holmes first became associated with Rydex as a consultant in September 2004. In October 2005, Mr. Holmes accepted a permanent position as the Strategic Advisor and in September 2007 was named the Director of Stock Selection and Asset Allocation. Mr. Holmes has been a member of the ILT since its inception. Prior to his association with Rydex, Mr. Holmes was a 20-year veteran of State Street Global Advisors as the department head of the US Indexing Department, the US Active Department, and finally the Global Enhanced Department. He holds a BS degree in mathematics from Northeastern University. Mr. Holmes has co-managed each Fund since March 2008.

Additional information about the portfolio managers' compensation, other accounts managed by the portfolio managers, and the portfolio managers' ownership of securities in the Funds is available in the SAI.

                                [GRAPHIC OMITTED]

74


FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights tables are intended to help you understand the Funds' financial performance for the period of operations of A-Class Shares or C-Class Shares, as applicable. Certain information reflects financial results for a single share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in a Fund (assuming reinvestment of all dividends and distributions). The information provided below for the period

                                                                    NET REALIZED      NET INCREASE
                                          NET ASSET                     AND            (DECREASE)     DISTRIBUTIONS   DISTRIBUTIONS
                                            VALUE,       NET         UNREALIZED       IN NET ASSET      FROM NET        FROM NET
                                          BEGINNING   INVESTMENT   GAINS (LOSSES)   VALUE RESULTING    INVESTMENT       REALIZED
YEAR ENDED                                OF PERIOD     LOSS+      ON SECURITIES    FROM OPERATIONS      INCOME       CAPITAL GAINS
-----------------------------------------------------------------------------------------------------------------------------------
S&P 500 2X STRATEGY FUND A-CLASS
   DECEMBER 31, 2007                       $ 47.50     $   .38       $    .11          $    .49          $  (.33)       $   --
   December 31, 2006                         39.00        (.32)          9.61              9.29             (.79)           --
   December 31, 2005                         38.13        (.28)          1.56              1.28             (.41)           --
   December 31, 2004*                        31.91        (.07)          6.29              6.22               --            --

S&P 500 2X STRATEGY FUND C-CLASS
   DECEMBER 31, 2007                         45.14         .01            .12               .13             (.33)           --
   December 31, 2006                         37.37        (.61)          9.17              8.56             (.79)           --
   December 31, 2005                         36.85        (.53)          1.46               .93             (.41)           --
   December 31, 2004                         31.57        (.52)          5.80              5.28               --            --
   December 31, 2003                         20.76        (.38)         11.19             10.81               --            --

INVERSE S&P 500 2X STRATEGY FUND A-CLASS
   DECEMBER 31, 2007                         31.38         .97          (2.27)            (1.30)            (.92)           --
   December 31, 2006                         39.49        (.28)         (6.63)            (6.91)           (1.20)           --
   December 31, 2005                         42.11        (.31)         (1.62)            (1.93)            (.69)           --
   December 31, 2004*                        50.99        (.11)         (8.77)            (8.88)              --            --

INVERSE S&P 500 2X STRATEGY FUND C-CLASS
   DECEMBER 31, 2007                         29.94         .72          (2.18)            (1.46)            (.92)           --
   December 31, 2006                         38.05        (.54)         (6.37)            (6.91)           (1.20)           --
   December 31, 2005                         40.92        (.61)         (1.57)            (2.18)            (.69)           --
   December 31, 2004                         51.58        (.73)         (9.93)           (10.66)              --            --
   December 31, 2003                         92.07       (1.03)        (39.46)           (40.49)              --            --

NASDAQ-100(R) 2X STRATEGY FUND A-CLASS (FORMERLY, QTC 2X STRATEGY FUND)
   DECEMBER 31, 2007                         23.07        (.10)          6.80              6.70               --            --
   December 31, 2006                         21.90        (.16)          1.33              1.17               --            --
   December 31, 2005                         22.72        (.15)         (0.55)            (0.70)            (.12)           --
   December 31, 2004*                        16.73        (.10)          6.09              5.99               --            --

NASDAQ-100(R) 2X STRATEGY FUND C-CLASS (FORMERLY, QTC 2X STRATEGY FUND)
   DECEMBER 31, 2007                         21.39        (.28)          6.30              6.02               --            --
   December 31, 2006                         20.46        (.30)          1.23               .93               --            --
   December 31, 2005                         21.41        (.28)          (.55)             (.83)            (.12)           --
   December 31, 2004                         18.82        (.27)          2.86              2.59               --            --
   December 31, 2003                          9.69        (.22)          9.77              9.55               --          (.42)

                                [GRAPHIC OMITTED]

                                                                   PROSPECTUS 75


ending December 31, 2007 has been audited by PricewaterhouseCoopers LLP, whose report, along with the financial statements and related notes, appear in the Funds' 2007 Annual Report. The 2007 Annual Report is available by telephoning the transfer agent at 800.820.0888 or 301.296.5100. The 2007 Annual Report is incorporated by reference in the SAI.

                                                           NET INCREASE   NET ASSET
                                                          (DECREASE) IN    VALUE,        TOTAL
                                              TOTAL         NET ASSET      END OF     INVESTMENT
YEAR ENDED                                DISTRIBUTIONS       VALUE        PERIOD       RETURN
-------------------------------------------------------------------------------------------------
S&P 500 2X STRATEGY FUND A-CLASS
   DECEMBER 31, 2007                        $  (.33)          $  .16       $ 47.66       0.99%
   December 31, 2006                           (.79)            8.50         47.50      23.80%
   December 31, 2005                           (.41)             .87         39.00       3.39%
   December 31, 2004*                            --             6.22         38.13      19.49%

S&P 500 2X STRATEGY FUND C-CLASS
   DECEMBER 31, 2007                           (.33)            (.20)        44.94       0.24%
   December 31, 2006                           (.79)            7.77         45.14      22.89%
   December 31, 2005                           (.41)             .52         37.37       2.56%
   December 31, 2004                             --             5.28         36.85      16.72%
   December 31, 2003                             --            10.81         31.57      52.07%

INVERSE S&P 500 2X STRATEGY FUND A-CLASS
   DECEMBER 31, 2007                           (.92)           (2.22)        29.16      (3.99)%
   December 31, 2006                          (1.20)           (8.11)        31.38     (17.46)%
   December 31, 2005                           (.69)           (2.62)        39.49      (4.53)%
   December 31, 2004*                            --            (8.88)        42.11     (17.42)%

INVERSE S&P 500 2X STRATEGY FUND C-CLASS
   DECEMBER 31, 2007                           (.92)           (2.38)        27.56      (4.71)%
   December 31, 2006                          (1.20)           (8.11)        29.94     (18.12)%
   December 31, 2005                           (.69)           (2.87)        38.05      (5.28)%
   December 31, 2004                             --           (10.66)        40.92     (20.67)%
   December 31, 2003                             --           (40.49)        51.58     (43.98)%

NASDAQ-100(R) 2X STRATEGY FUND A-CLASS (FORMERLY, QTC 2X STRATEGY FUND)
   DECEMBER 31, 2007                             --             6.70         29.77      29.04%
   December 31, 2006                             --             1.17         23.07       5.34%
   December 31, 2005                           (.12)            (.82)        21.90      (3.09)%
   December 31, 2004*                            --             5.99         22.72      35.80%

NASDAQ-100(R) 2X STRATEGY FUND C-CLASS (FORMERLY, QTC 2X STRATEGY FUND)
   DECEMBER 31, 2007                             --             6.02         27.41      28.14%
   December 31, 2006                             --              .93         21.39       4.55%
   December 31, 2005                           (.12)            (.95)        20.46      (3.89)%
   December 31, 2004                             --             2.59         21.41      13.76%
   December 31, 2003                           (.42)            9.13         18.82      98.54%

                                                         RATIOS TO
                                                    AVERAGE NET ASSETS:
                                          ----------------------------------------
                                                                                                 NET ASSETS,
                                                                                                   END OF
                                                                            NET      PORTFOLIO     PERIOD
                                              TOTAL          NET        INVESTMENT   TURNOVER     (000'S
YEAR ENDED                                 EXPENSESSS.    EXPENSESSS.       LOSS       RATE***     OMITTED)
-------------------------------------------------------------------------------------------------------------
S&P 500 2X STRATEGY FUND A-CLASS
   DECEMBER 31, 2007                          1.70%         1.70%         0.77%           40%     $ 18,931
   December 31, 2006                          1.68%         1.68%        (0.75)%          19%       15,242
   December 31, 2005                          1.77%         1.69%        (0.76)%          77%        4,272
   December 31, 2004*                         1.61%**       1.61%**      (0.68)%**       190%        1,555

S&P 500 2X STRATEGY FUND C-CLASS
   DECEMBER 31, 2007                          2.45%         2.45%         0.03%           40%       50,376
   December 31, 2006                          2.44%         2.44%        (1.52)%          19%       57,885
   December 31, 2005                          2.50%         2.41%        (1.48)%          77%       63,328
   December 31, 2004                          2.45%         2.45%        (1.52)%         190%       77,838
   December 31, 2003                          2.46%         2.46%        (1.52)%         769%       70,715

INVERSE S&P 500 2X STRATEGY FUND A-CLASS
   DECEMBER 31, 2007                          1.70%         1.70%         3.27%           --        15,381
   December 31, 2006                          1.69%         1.69%        (0.76)%          --        12,818
   December 31, 2005                          1.77%         1.67%        (0.75)%          --         4,633
   December 31, 2004*                         1.65%**       1.65%**      (0.72)%**        --         1,498

INVERSE S&P 500 2X STRATEGY FUND C-CLASS
   DECEMBER 31, 2007                          2.45%         2.45%         2.56%           --        26,565
   December 31, 2006                          2.43%         2.43%        (1.51)%          --        29,458
   December 31, 2005                          2.51%         2.41%        (1.48)%          --        29,768
   December 31, 2004                          2.45%         2.45%        (1.52)%          --        28,465
   December 31, 2003                          2.46%         2.46%        (1.52)%          --        33,841

NASDAQ-100(R) 2X STRATEGY FUND A-CLASS (FORMERLY, QTC 2X STRATEGY FUND)
   DECEMBER 31, 2007                          1.74%         1.74%        (0.36)%         107%       19,628
   December 31, 2006                          1.69%         1.69%        (0.77)%          71%       10,474
   December 31, 2005                          1.69%         1.66%        (0.74)%         133%        5,195
   December 31, 2004*                         1.58%**       1.58%**      (0.65)%**       154%        2,308

NASDAQ-100(R) 2X STRATEGY FUND C-CLASS (FORMERLY, QTC 2X STRATEGY FUND)
   DECEMBER 31, 2007                          2.49%         2.49%        (1.10)%         107%       46,977
   December 31, 2006                          2.43%         2.43%        (1.51)%          71%       43,530
   December 31, 2005                          2.43%         2.40%        (1.48)%         133%       56,765
   December 31, 2004                          2.44%         2.44%        (1.51)%         154%       86,591
   December 31, 2003                          2.46%         2.46%        (1.52)%         530%       54,498

                                [GRAPHIC OMITTED]

76


FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------

The financial highlights tables are intended to help you understand the Funds' financial performance for the period of operations of A-Class Shares or C-Class Shares, as applicable. Certain information reflects financial results for a single share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in a Fund (assuming reinvestment of all dividends and distributions). The information provided below for the period

                                                                    NET REALIZED     NET INCREASE
                                          NET ASSET                     AND           (DECREASE)      DISTRIBUTIONS   DISTRIBUTIONS
                                            VALUE,        NET        UNREALIZED       IN NET ASSET       FROM NET        FROM NET
                                          BEGINNING   INVESTMENT   GAINS (LOSSES)   VALUE RESULTING     INVESTMENT       REALIZED
YEAR ENDED                                OF PERIOD      LOSS+     ON SECURITIES    FROM OPERATIONS       INCOME      CAPITAL GAINS
------------------------------------------------------------------------------------------------------------------------------------
INVERSE OTC 2X STRATEGY FUND A-CLASS
   DECEMBER 31, 2007                       $17.22       $ .51         $ (5.21)          $ (4.70)         $ (.74)          $ --
   December 31, 2006                        19.44        (.15)          (1.43)            (1.58)           (.64)            --
   December 31, 2005                        20.06        (.16)           (.11)             (.27)           (.35)            --
   December 31, 2004*                       28.20        (.04)          (8.10)            (8.14)             --             --
INVERSE OTC 2X STRATEGY FUND C-CLASS
   DECEMBER 31, 2007                        16.51         .39           (4.99)            (4.60)           (.74)            --
   December 31, 2006                        18.80        (.29)          (1.36)            (1.65)           (.64)            --
   December 31, 2005                        19.56        (.31)           (.10)             (.41)           (.35)            --
   December 31, 2004                        26.15        (.38)          (6.21)            (6.59)             --             --
   December 31, 2003                        71.08        (.58)         (44.35)           (44.93)             --             --
DOW 2X STRATEGY FUND A-CLASS
   DECEMBER 31, 2007                        31.56         .38            1.93              2.31            (.01)            --
   December 31, 2006                        24.39        (.21)           7.58              7.37            (.20)            --
   December 31, 2005                        25.39        (.04)           (.92)             (.96)           (.01)          (.03)
   December 31, 2004*                       22.72        (.05)           2.72              2.67              --             --
DOW 2X STRATEGY FUND C-CLASS
   DECEMBER 31, 2007                        30.91         .14            1.87              2.01            (.01)            --
   December 31, 2006                        24.06        (.41)           7.46              7.05            (.20)            --
   December 31, 2005                        25.22        (.55)           (.57)            (1.12)           (.01)          (.03)
   December 31, 2004*                       25.00        (.30)            .52               .22              --             --
INVERSE DOW 2X STRATEGY FUND A-CLASS
   DECEMBER 31, 2007                        35.38        1.09           (4.41)            (3.32)          (1.47)            --
   December 31, 2006                        45.63        (.31)          (9.79)           (10.10)           (.15)            --
   December 31, 2005                        45.41        (.35)            .78               .43            (.07)          (.14)
   December 31, 2004*                       52.00        (.11)          (6.29)            (6.40)             --           (.19)
INVERSE DOW 2X STRATEGY FUND C-CLASS
   DECEMBER 31, 2007                        34.60         .80           (4.28)            (3.48)          (1.47)            --
   December 31, 2006                        44.95        (.60)          (9.60)           (10.20)           (.15)            --
   December 31, 2005                        45.10        (.70)            .76               .06            (.07)          (.14)
   December 31, 2004*                       50.00        (.69)          (4.02)            (4.71)             --           (.19)
RUSSELL 2000(R) 2X STRATEGY FUND A-CLASS
   DECEMBER 31, 2007                        27.99         .39           (4.30)            (3.91)           (.03)          (.14)
   December 31, 2006*                       25.00         .07            3.30              3.37            (.05)          (.33)

                                [GRAPHIC OMITTED]

                                                                   PROSPECTUS 77


ending December 31, 2007 has been audited by PricewaterhouseCoopers LLP, whose report, along with the financial statements and related notes, appear in the Funds' 2007 Annual Report. The 2007 Annual Report is available by telephoning the transfer agent at 800.820.0888 or 301.296.5100. The 2007 Annual Report is incorporated by reference in the SAI.

                                                                                         RATIOS TO
                                                                                     AVERAGE NET ASSETS:
                                                                          ------------------------------------
                                            NET         NET                                                              NET ASSETS,
                                          INCREASE     ASSET                                                               END OF
                                       (DECREASE) IN  VALUE,    TOTAL                                 NET      PORTFOLIO   PERIOD
                            TOTAL        NET ASSET    END OF  INVESTMENT   TOTAL         NET       INVESTMENT  TURNOVER    (000'S
YEAR ENDED               DISTRIBUTIONS     VALUE      PERIOD    RETURN   EXPENSESss.  EXPENSESss.     LOSS      RATE***    OMITTED)
------------------------------------------------------------------------------------------------------------------------------------
INVERSE OTC 2X STRATEGY FUND A-CLASS
   DECEMBER 31, 2007        $ (.74)       $ (5.44)    $11.78   (27.10)%   1.75%        1.75%         3.49%         --      $ 4,371
   December 31, 2006          (.64)         (2.22)     17.22    (8.04)%   1.69%        1.69%        (0.77)%        --        7,981
   December 31, 2005          (.35)          (.62)     19.44    (1.25)%   1.68%        1.68%        (0.76)%        --        6,438
   December 31, 2004*           --          (8.14)     20.06   (28.87)%   1.54%**      1.54%**      (0.61)%**      --          639
INVERSE OTC 2X STRATEGY FUND C-CLASS
   DECEMBER 31, 2007          (.74)         (5.34)     11.17   (27.67)%   2.50%        2.50%         2.77%         --       17,791
   December 31, 2006          (.64)         (2.29)     16.51    (8.69)%   2.44%        2.44%        (1.52)%        --       32,553
   December 31, 2005          (.35)          (.76)     18.80    (2.00)%   2.40%        2.40%        (1.48)%        --       35,780
   December 31, 2004            --          (6.59)     19.56   (25.20)%   2.45%        2.45%        (1.52)%        --       27,640
   December 31, 2003            --         (44.93)     26.15   (63.21)%   2.46%        2.46%        (1.52)%        --       38,597
DOW 2X STRATEGY FUND A-CLASS
   DECEMBER 31, 2007          (.01)          2.30      33.86     7.32%    1.71%        1.71%         1.09%        148%       9,824
   December 31, 2006          (.20)          7.17      31.56    30.21%    1.69%ss.     1.69%ss.     (0.77)%       341%       3,337
   December 31, 2005          (.04)         (1.00)     24.39    (3.78)%   1.67%ss.     1.67%ss.     (0.17)%       410%       1,522
   December 31, 2004*           --           2.67      25.39    11.75%    1.56%ss.**   1.56%ss.**   (0.63)%**     796%         359
DOW 2X STRATEGY FUND C-CLASS
   DECEMBER 31, 2007          (.01)          2.00      32.91     6.50%    2.46%        2.46%         0.41%        148%      10,539
   December 31, 2006          (.20)          6.85      30.91    29.29%    2.44%ss.     2.44%ss.     (1.52)%       341%       6,198
   December 31, 2005          (.04)         (1.16)     24.06    (4.44)%   2.39%ss.     2.39%ss.     (2.31)%       410%       3,988
   December 31, 2004*           --            .22      25.22     0.88%    2.41%ss.**   2.41%ss.**   (1.48)%**     796%       4,368
INVERSE DOW 2X STRATEGY FUND A-CLASS
   DECEMBER 31, 2007         (1.47)         (4.79)     30.59    (9.16)%   1.70%        1.70%         3.36%         --        2,201
   December 31, 2006          (.15)        (10.25)     35.38   (22.14)%   1.69%ss.     1.69%ss.     (0.77)%        --        3,534
   December 31, 2005          (.21)           .22      45.63     0.94%    1.70%ss.     1.69%ss.     (0.77)%        --        1,177
   December 31, 2004*         (.19)         (6.59)     45.41   (12.30)%   1.62%ss.**   1.62%ss.**   (0.69)%**      --          347
INVERSE DOW 2X STRATEGY FUND C-CLASS
   DECEMBER 31, 2007         (1.47)         (4.95)     29.65    (9.83)%   2.45%        2.45%         2.54%         --        5,233
   December 31, 2006          (.15)        (10.35)     34.60   (22.69)%   2.44%ss.     2.44%ss.     (1.52)%        --        4,572
   December 31, 2005          (.21)          (.15)     44.95     0.12%    2.42%ss.     2.41%ss.     (1.49)%        --        1,907
   December 31, 2004*         (.19)         (4.90)     45.10    (9.42)%   2.43%ss.**   2.43%ss.**   (1.50)%**      --          455
RUSSELL 2000(R) 2X STRATEGY FUND A-CLASS
   DECEMBER 31, 2007          (.17)         (4.08)     23.91   (14.00)%   1.71%        1.71%         1.41%        833%         588
   December 31, 2006*         (.38)          2.99      27.99    13.49%    1.69%**      1.69%**       0.46%**      221%         595

                                [GRAPHIC OMITTED]

78


FINANCIAL HIGHLIGHTS (CONCLUDED)
--------------------------------------------------------------------------------

The financial highlights tables are intended to help you understand the Funds' financial performance for the period of operations of A-Class Shares or C-Class Shares, as applicable. Certain information reflects financial results for a single share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in a Fund (assuming reinvestment of all dividends and distributions). The information provided below for the period

                                                          NET REALIZED      NET INCREASE
                                NET ASSET      NET            AND            (DECREASE)      DISTRIBUTIONS   DISTRIBUTIONS
                                  VALUE,    INVESTMENT     UNREALIZED       IN NET ASSET        FROM NET       FROM NET
                                BEGINNING     INCOME     GAINS (LOSSES)    VALUE RESULTING     INVESTMENT      REALIZED
YEAR ENDED                      OF PERIOD    (LOSS)+     ON SECURITIES    FROM OPERATIONS       INCOME       CAPITAL GAINS
--------------------------------------------------------------------------------------------------------------------------
RUSSELL 2000(R) 2X STRATEGY FUND (FORMERLY, DYNAMIC RUSSELL 2000(R) FUND) C-CLASS
   DECEMBER 31, 2007              $27.85       $ .17        $ (4.23)          $ (4.06)          $ (.03)         $ (.14)
   December 31, 2006*              25.00        (.02)          3.25              3.23             (.05)           (.33)
INVERSE RUSSELL 2000(R) 2X STRATEGY FUND (FORMERLY, INVERSE DYNAMIC RUSSELL 2000(R) FUND) A-CLASS
   DECEMBER 31, 2007               40.73        1.48           (.69)              .79            (1.18)             --
   December 31, 2006*              50.00         .79          (9.49)            (8.70)            (.57)             --
INVERSE RUSSELL 2000(R) 2X STRATEGY FUND (FORMERLY, INVERSE DYNAMIC RUSSELL 2000(R) FUND) C-CLASS
   DECEMBER 31, 2007               40.54        1.08           (.57)              .51            (1.18)             --
   December 31, 2006*              50.00         .59          (9.48)            (8.89)            (.57)             --

*     SINCE THE COMMENCEMENT OF OPERATIONS:
      FEBRUARY 20, 2004 -- DOW 2X STRATEGY FUND C-CLASS AND H-CLASS AND INVERSE DOW 2X STRATEGY FUND C-CLASS AND H-CLASS. SEPTEMBER 1, 2004 -- S&P 500 2X STRATEGY FUND A-CLASS, INVERSE S&P 500 2X STRATEGY FUND A-CLASS, OTC 2X STRATEGY FUND A-CLASS, INVERSE OTC 2X STRATEGY FUND A-CLASS, DOW 2X STRATEGY FUND A-CLASS AND INVERSE DOW 2X STRATEGY FUND A-CLASS. MAY 31, 2006 -- RUSSELL 2000(R) 2X STRATEGY FUND, A-CLASS, C-CLASS, H-CLASS AND INVERSE RUSSELL 2000(R) 2X STRATEGY FUND A-CLASS, C-CLASS, H-CLASS.

**    ANNUALIZED

+     CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE YEAR.

++ TOTAL INVESTMENT RETURN DOES NOT REFLECT THE IMPACT OF ANY APPLICABLE SALES CHARGES AND HAS NOT BEEN ANNUALIZED.

+++   OPERATING EXPENSES EXCLUDE SHORT DIVIDENDS EXPENSE.

M RATIOS REPRESENT COMBINED NET INVESTMENT INCOME OF THE FORMER MASTER PORTFOLIO AND FEEDER FUND. RATIOS REPORTED FOR THE YEAR ENDED DECEMBER 31, 2006 AND ANY PRECEDING PERIODS DID NOT REFLECT THE INCOME AND EXPENSES OF THE FORMER MASTER PORTFOLIOS. THIS HAS NO EFFECT ON THE FUND'S NET ASSET VALUE, PER SHARE VALUE OR TOTAL INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS DURING ANY PERIOD -- SEE NOTE 10. EXCLUDES RUSSELL 2000(R) 2X STRATEGY FUND AND INVERSE RUSSELL 2000(R) 2X STRATEGY FUND.

ss. EXPENSE RATIOS TO AVERAGE NET ASSETS INCLUDE EXPENSES OF THE CORRESPONDING MASTER PORTFOLIO FOR THE YEAR ENDED DECEMBER 31, 2006 AND ANY PRECEDING PERIODS -- SEE NOTE 10. EXCLUDES RUSSELL 2000(R) 2X STRATEGY FUND AND INVERSE RUSSELL 2000(R) 2X STRATEGY FUND.

                                [GRAPHIC OMITTED]

                                                                   PROSPECTUS 79


ending December 31, 2007 has been audited by PricewaterhouseCoopers LLP, whose report, along with the financial statements and related notes, appear in the Funds' 2007 Annual Report. The 2007 Annual Report is available by telephoning the transfer agent at 800.820.0888 or 301.296.5100. The 2007 Annual Report is incorporated by reference in the SAI.

                                                                                           RATIOS TO
                                                                                      AVERAGE NET ASSETS:
                                                                              --------------------------------
                                                                                                                         NET ASSETS,
                                         NET INCREASE  NET ASSET                                      NET                  END OF
                                        (DECREASE) IN    VALUE,      TOTAL                        INVESTMENT  PORTFOLIO    PERIOD
                            TOTAL         NET ASSET      END OF   INVESTMENT    TOTAL     NET       INCOME     TURNOVER    (000'S
YEAR ENDED               DISTRIBUTIONS      VALUE        PERIOD    RETURN     EXPENSES  EXPENSES    (LOSS)     RATE***    OMITTED)
------------------------------------------------------------------------------------------------------------------------------------
RUSSELL 2000(R) 2X STRATEGY FUND (FORMERLY, DYNAMIC RUSSELL 2000(R) FUND) C-CLASS
   DECEMBER 31, 2007        $ (.17)        $ (4.23)      $23.62    (14.61)%    2.45%    2.45%       0.62%        833%     $ 1,938
   December 31, 2006*         (.38)           2.85        27.85     12.93%     2.44%**  2.44%**    (0.12)%**     221%       1,100
INVERSE RUSSELL 2000(R) 2X STRATEGY FUND (FORMERLY, INVERSE DYNAMIC RUSSELL 2000(R) FUND) A-CLASS
   DECEMBER 31, 2007         (1.18)           (.39)       40.34      2.07%     2.06%    1.70%+++    3.74%        109%      40,656
   December 31, 2006*         (.57)          (9.27)       40.73    (17.39)%    1.76%**  1.76%**     3.15%**       --        9,138
INVERSE RUSSELL 2000(R) 2X STRATEGY FUND (FORMERLY, INVERSE DYNAMIC RUSSELL 2000(R) FUND) C-CLASS
   DECEMBER 31, 2007         (1.18)           (.67)       39.87      1.39%     2.66%    2.44%+++    2.81%        109%       3,852
   December 31, 2006*         (.57)          (9.46)       40.54    (17.77)%    2.43%**  2.43%**     2.13%**       --        1,605

                                [GRAPHIC OMITTED]

80


INDEX PUBLISHERS INFORMATION
--------------------------------------------------------------------------------

STANDARD & POOR'S

STANDARD & POOR'S DOES NOT SPONSOR, ENDORSE, SELL OR PROMOTE THE FUNDS AND MAKES NO REPRESENTATION OR WARRANTY, IMPLIED OR EXPRESS, TO THE INVESTORS IN THE FUNDS, OR ANY MEMBERS OF THE PUBLIC, REGARDING:

      O     THE ADVISABILITY OF INVESTING IN INDEX FUNDS;

      O     THE ABILITY OF ANY INDEX TO TRACK STOCK MARKET PERFORMANCE;

      O THE ACCURACY AND/OR THE COMPLETENESS OF THE AFOREMENTIONED INDICES OR ANY DATA INCLUDED THEREIN;

      O THE RESULTS TO BE OBTAINED BY ANY OF THE FUNDS, THE INVESTORS IN THE FUNDS, OR ANY PERSON OR ENTITY FROM THE USE OF THE INDICES OR DATA INCLUDED THEREIN; AND

      O THE MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE FOR USE WITH RESPECT TO THE INDICES OR ANY DATA INCLUDED THEREIN.

FURTHER, S&P DOES NOT:

      O     RECOMMEND THAT ANY PERSON INVEST IN THE FUNDS OR ANY OTHER
            SECURITIES;

      O HAVE ANY RESPONSIBILITY OR LIABILITY FOR OR MAKE ANY DECISIONS ABOUT THE TIMING, AMOUNT OR PRICING OF THE FUNDS, INCLUDING CALCULATION OF NAV;

      O HAVE ANY RESPONSIBILITY OR LIABILITY FOR THE ADMINISTRATION, MANAGEMENT OR MARKETING OF THE FUNDS;

      O CONSIDER THE NEEDS OF THE FUNDS OR THE INVESTORS IN THE FUNDS IN DETERMINING, COMPOSING OR CALCULATING THE INDEXES OR HAS ANY OBLIGATION TO DO SO;

      O WILL HAVE ANY LIABILITY IN CONNECTION WITH THE FUNDS OR FOR ANY ERRORS, OMISSIONS OR INTERRUPTIONS IN CONNECTION WITH THE INDEXES OR THE RELATED DATA;

      O WILL BE LIABLE FOR ANY LOST PROFITS OR INDIRECT PUNITIVE, SPECIAL OR CONSEQUENTIAL DAMAGES OR LOSSES, EVEN IF SUCH INDEX PUBLISHER KNOWS THAT THEY MIGHT OCCUR.

"STANDARD & POOR'S(R)," "S&P(R)," "S&P 500(R)," "STANDARD & POOR'S 500" AND "500" ARE TRADEMARKS OF THE MCGRAW-HILL COMPANIES, INC. AND HAVE BEEN LICENSED FOR USE BY RYDEX INVESTMENTS. THE RYDEX FUNDS ARE NOT SPONSORED, ENDORSED, SOLD OR PROMOTED BY STANDARD & POOR'S AND STANDARD & POOR'S MAKES NO REPRESENTATION REGARDING THE ADVISABILITY OF INVESTING IN THE RYDEX FUNDS.

DOW JONES

DOW JONES, DOW JONES INDUSTRIAL AVERAGE(SM), DJIA(SM), OR OTHER RELEVANT MARKS/NAMES OF THE INDEX ARE SERVICE MARKS OF DOW JONES & COMPANY, INC. DOW JONES HAS NO RELATIONSHIP TO THE RYDEX FUNDS, OTHER THAN THE LICENSING

                                [GRAPHIC OMITTED]

                                                                   PROSPECTUS 81


OF THE DOW JONES INDUSTRIAL AVERAGE (DJIA) AND ITS SERVICE MARKS FOR USE IN CONNECTION WITH THE FUNDS. THE RYDEX FUNDS ARE NOT SPONSORED, ENDORSED, SOLD OR PROMOTED BY DOW JONES AND DOW JONES MAKES NO REPRESENTATION REGARDING THE ADVISABILITY OF INVESTING IN THE RYDEX FUNDS.


THE NASDAQ OMX GROUP, INC.

THE NASDAQ-100(R) 2X STRATEGY AND INVERSE NASDAQ-100(R) 2X STRATEGY FUNDS (THE "RYDEX NASDAQ FUNDS") ARE NOT SPONSORED, ENDORSED, SOLD OR PROMOTED BY THE NASDAQ OMX GROUP, INC. OR ITS AFFILIATES (NASDAQ OMX, WITH ITS AFFILIATES, ARE REFERRED TO AS THE "CORPORATIONS"). THE CORPORATIONS HAVE NOT PASSED ON THE LEGALITY OR SUITABILITY OF, OR THE ACCURACY OR ADEQUACY OF DESCRIPTIONS AND DISCLOSURES RELATING TO, THE RYDEX NASDAQ FUNDS. THE CORPORATIONS MAKE NO REPRESENTATION OR WARRANTY, EXPRESS OR IMPLIED TO THE OWNERS OF THE RYDEX NASDAQ FUNDS OR ANY MEMBER OF THE PUBLIC REGARDING THE ADVISABILITY OF INVESTING IN SECURITIES GENERALLY OR IN THE RYDEX NASDAQ FUNDS PARTICULARLY, OR THE ABILITY OF THE NASDAQ-100 INDEX(R) TO TRACK GENERAL STOCK MARKET PERFORMANCE. THE CORPORATIONS' ONLY RELATIONSHIP TO RYDEX INVESTMENTS ("LICENSEE") IS IN THE LICENSING OF THE NASDAQ(R), NASDAQ-100(R), AND NASDAQ-100 INDEX(R) REGISTERED TRADEMARKS, AND CERTAIN TRADE NAMES OF THE CORPORATIONS AND THE USE OF THE NASDAQ-100 INDEX(R) WHICH IS DETERMINED, COMPOSED AND CALCULATED BY THE CORPORATIONS WITHOUT REGARD TO LICENSEE OR THE RYDEX NASDAQ FUNDS. THE CORPORATIONS HAVE NO OBLIGATION TO TAKE THE NEEDS OF THE LICENSEE OR THE OWNERS OF THE RYDEX NASDAQ FUNDS INTO CONSIDERATION IN DETERMINING, COMPOSING OR CALCULATING THE NASDAQ-100 INDEX(R). THE CORPORATIONS ARE NOT RESPONSIBLE FOR AND HAVE NOT PARTICIPATED IN THE DETERMINIATION OF THE TIMING OF, PRICES AT, OR QUANTITIES OF THE RYDEX NASDAQ FUNDS TO BE ISSUED OR IN THE DETERMINATION OR CALCULATION OF THE EQUATION BY WHICH THE RYDEX NASDAQ FUNDS ARE TO BE CONVERTED INTO CASH. THE CORPORATIONS HAVE NO LIABILITY IN CONNECTION WITH THE ADMINISTRATION, MARKETING OR TRADING OF THE RYDEX NASDAQ FUNDS.

THE CORPORATIONS DO NOT GUARANTEE THE ACCURACY AND/OR UNINTERRUPTED CALCULATION OF THE NASDAQ-100 INDEX(R) OR ANY DATA INCLUDED THEREIN. THE CORPORATIONS MAKE NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY LICENSEE, OWNERS OF THE RYDEX NASDAQ FUNDS, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE NASDAQ-100 INDEX(R) OR ANY DATA INCLUDED THEREIN. THE CORPORATIONS MAKE NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIM ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE

                                [GRAPHIC OMITTED]

82


OR USE WITH RESPECT TO THE NASDAQ-100 INDEX(R) OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL THE CORPORATIONS HAVE ANY LIABILITY FOR ANY LOST PROFITS OR SPECIAL, INCIDENTAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES, EVEN IF NOTIFIED OF SUCH DAMAGES.


FRANK RUSSELL COMPANY ("RUSSELL")

THE RUSSELL 2000(R) 2X STRATEGY AND INVERSE RUSSELL 2000(R) 2X STRATEGY FUNDS (THE "RYDEX RUSSELL FUNDS") ARE NOT SPONSORED, ENDORSED, SOLD OR PROMOTED BY RUSSELL. RUSSELL MAKES NO REPRESENTATION OR WARRANTY, EXPRESS OR IMPLIED, TO THE OWNERS OF THE RYDEX RUSSELL FUNDS OR ANY MEMBER OF THE PUBLIC REGARDING THE ADVISABILITY OF INVESTING IN SECURITIES GENERALLY OR IN THE RYDEX RUSSELL FUNDS PARTICULARLY OR THE ABILITY OF THE RUSSELL 2000(R) INDEX TO TRACK GENERAL STOCK MARKET PERFORMANCE OR A SEGMENT OF THE SAME. RUSSELL'S PUBLICATION OF THE RUSSELL 2000(R) INDEX IN NO WAY SUGGESTS OR IMPLIES AN OPINION BY RUSSELL AS TO THE ADVISABILITY OF INVESTMENT IN ANY OR ALL OF THE SECURITIES UPON WHICH THE RUSSELL 2000(R) INDEX IS BASED. RUSSELL'S ONLY RELATIONSHIP TO THE TRUST IS THE LICENSING OF CERTAIN TRADEMARKS AND TRADE NAMES OF RUSSELL AND OF THE RUSSELL 2000(R) INDEX WHICH IS DETERMINED, COMPOSED AND CALCULATED BY RUSSELL WITHOUT REGARD TO THE TRUST OR THE RYDEX RUSSELL FUNDS. RUSSELL IS NOT RESPONSIBLE FOR AND HAS NOT REVIEWED THE RYDEX RUSSELL FUNDS NOR ANY ASSOCIATED LITERATURE OR PUBLICATIONS AND RUSSELL MAKES NO REPRESENTATION OR WARRANTY EXPRESS OR IMPLIED AS TO THEIR ACCURACY OR COMPLETENESS, OR OTHERWISE. RUSSELL RESERVES THE RIGHT, AT ANY TIME AND WITHOUT NOTICE, TO ALTER, AMEND, TERMINATE OR IN ANY WAY CHANGE THE RUSSELL 2000(R) INDEX. RUSSELL HAS NO OBLIGATION OR LIABILITY IN CONNECTION WITH THE ADMINISTRATION, MARKETING OR TRADING OF THE RYDEX RUSSELL FUNDS.

RUSSELL DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE RUSSELL 2000(R) INDEX OR ANY DATA INCLUDED THEREIN AND RUSSELL SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. RUSSELL MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE TRUST, INVESTORS, OWNERS OF THE RYDEX RUSSELL FUNDS, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE RUSSELL 2000(R) INDEX OR ANY DATA INCLUDED THEREIN. RUSSELL MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE RUSSELL 2000(R) INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL RUSSELL HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF DAMAGES.

                                [GRAPHIC OMITTED]

                                                                   PROSPECTUS 83



ADDITIONAL AND MORE DETAILED INFORMATION ABOUT THE FUNDS IS INCLUDED IN THE SAI DATED MAY 1, 2008. THE SAI HAS BEEN FILED WITH THE SEC AND IS INCORPORATED BY REFERENCE INTO THIS PROSPECTUS AND, THEREFORE, LEGALLY FORMS A PART OF THIS PROSPECTUS. THE SEC MAINTAINS THE EDGAR DATABASE ON ITS WEB SITE ("HTTP://WWW.SEC.GOV") THAT CONTAINS THE SAI, MATERIAL INCORPORATED BY REFERENCE, AND OTHER INFORMATION REGARDING REGISTRANTS THAT FILE ELECTRONICALLY WITH THE SEC. YOU MAY ALSO REVIEW AND COPY DOCUMENTS AT THE SEC PUBLIC REFERENCE ROOM IN WASHINGTON, D.C. (FOR INFORMATION ON THE OPERATION OF THE PUBLIC REFERENCE ROOM, CALL 202.551.8090). YOU MAY REQUEST DOCUMENTS FROM THE SEC BY MAIL, UPON PAYMENT OF A DUPLICATION FEE, BY WRITING TO: U.S. SECURITIES AND EXCHANGE COMMISSION, PUBLIC REFERENCE SECTION, WASHINGTON, D.C. 20549-0102 OR BY EMAILING THE SEC AT THE FOLLOWING ADDRESS: PUBLICINFO@SEC.GOV.

YOU MAY OBTAIN A COPY OF THE SAI OR THE ANNUAL OR SEMI-ANNUAL REPORTS, WITHOUT CHARGE BY CALLING 800.820.0888 OR 301.296.5100, VISITING THE RYDEX WEB SITE AT WWW.RYDEXINVESTMENTS.COM, OR WRITING TO RYDEX DYNAMIC FUNDS, AT 9601 BLACKWELL ROAD, SUITE 500, ROCKVILLE, MARYLAND 20850. ADDITIONAL INFORMATION ABOUT THE FUNDS' INVESTMENTS IS AVAILABLE IN THE ANNUAL AND SEMI-ANNUAL REPORTS. ALSO, IN THE FUNDS' ANNUAL REPORT, YOU WILL FIND A DISCUSSION OF THE MARKET CONDITIONS AND INVESTMENT STRATEGIES THAT SIGNIFICANTLY AFFECTED THE FUNDS' PERFORMANCE DURING THEIR LAST FISCAL YEAR.

NO ONE HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY
REPRESENTATIONS NOT CONTAINED IN THIS PROSPECTUS OR IN THE FUNDS' SAI IN CONNECTION WITH THE OFFERING OF FUND SHARES. DO NOT RELY ON ANY SUCH INFORMATION OR REPRESENTATIONS AS HAVING BEEN AUTHORIZED BY THE FUNDS OR RYDEX INVESTMENTS. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING BY THE FUNDS IN ANY JURISDICTION WHERE SUCH AN OFFERING IS NOT LAWFUL.

THE TRUST'S SEC REGISTRATION NUMBER IS 811-09525.

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84


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

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                                                                   PROSPECTUS 85


--------------------------------------------------------------------------------

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

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86


--------------------------------------------------------------------------------

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

--------------------------------------------------------------------------------
                                [GRAPHIC OMITTED]

[LOGO] RYDEXINVESTMENTS
              ESSENTIAL FOR MODERN MARKETS(R)

              9601 Blackwell Road o Suite 500 o Rockville, MD 20850
              800.820.0888 o www.rydexinvestments.com

              RDYNPAC-1-0408x0409

                    -----------------------------------------
                      PLEASE SEE THE RYDEX PRIVACY POLICIES
                             INSIDE THE BACK COVER.
                    -----------------------------------------

--------------------------------------------------------------------------------

                      STATEMENT OF ADDITIONAL INFORMATION

                              RYDEX DYNAMIC FUNDS

                        9601 BLACKWELL ROAD, SUITE 500,
                           ROCKVILLE, MARYLAND 20850

                                  800.820.0888
                                  301.296.5100

                            WWW.RYDEXINVESTMENTS.COM


This Statement of Additional Information ("SAI") relates to H-Class Shares, A-Class Shares and C-Class Shares of the following series (each a "Fund" and collectively, the "Funds") of Rydex Dynamic Funds (the "Trust"):

                            S&P 500 2X STRATEGY FUND
                        INVERSE S&P 500 2X STRATEGY FUND
         NASDAQ-100(R) 2X STRATEGY FUND (FORMERLY, OTC 2X STRATEGY FUND)
 INVERSE NASDAQ-100(R) 2X STRATEGY FUND (FORMERLY, INVERSE OTC 2X STRATEGY FUND)
                              DOW 2X STRATEGY FUND
                          INVERSE DOW 2X STRATEGY FUND
                        RUSSELL 2000(R) 2X STRATEGY FUND
                    INVERSE RUSSELL 2000(R) 2X STRATEGY FUND

This SAI is not a prospectus. It should be read in conjunction with the Funds' prospectuses for the H-Class Shares, A-Class Shares and C-Class Shares, dated May 1, 2008 (each a "Prospectus" and together, the "Prospectuses"). Capitalized terms not defined herein are defined in the Prospectuses. Copies of the Funds' Prospectuses are available, without charge, upon request to the Trust at the address listed above or by telephoning the Trust at the telephone numbers listed above. The Funds' financial statements for the fiscal year ended December 31, 2007 are included in the Funds' Annual Report to Shareholders, which has been filed with the U.S. Securities and Exchange Commission and is incorporated herein by reference.


                       The date of this SAI is May 1, 2008

                                TABLE OF CONTENTS


GENERAL INFORMATION ABOUT THE TRUST ......................................     1
INVESTMENT POLICIES, TECHNIQUES AND RISK FACTORS .........................     1
   SPECIAL CONSIDERATIONS REGARDING THE USE OF LEVERAGED
     AND INVERSE INVESTMENT STRATEGIES ...................................    14
INVESTMENT RESTRICTIONS ..................................................    17
BROKERAGE ALLOCATION AND OTHER PRACTICES .................................    19
MANAGEMENT OF THE TRUST ..................................................    24
PRINCIPAL HOLDERS OF SECURITIES ..........................................    40
DETERMINATION OF NET ASSET VALUE .........................................    41
PURCHASE AND REDEMPTION OF SHARES ........................................    42
   A-CLASS SHARES - INITIAL SALES CHARGES, REDUCTIONS, AND WAIVERS .......    43
DIVIDENDS, DISTRIBUTIONS, AND TAXES ......................................    46
OTHER INFORMATION ........................................................    51
INDEX PUBLISHERS INFORMATION .............................................    53
COUNSEL ..................................................................    55
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM ............................    55
CUSTODIAN ................................................................    55
FINANCIAL STATEMENTS .....................................................    56
   APPENDIX A - RYDEX INVESTMENTS PROXY VOTING POLICIES AND PROCEDURES ...   A-1

GENERAL INFORMATION ABOUT THE TRUST


The Trust, an open-end management investment company, was organized as a Delaware statutory trust on August 6, 1999. The Trust is permitted to offer separate series (i.e., funds) and different classes of shares. All payments received by the Trust for shares of any Fund belong to that Fund. Each Fund has its own assets and liabilities.

Each Fund is an open-end management investment company. Currently, the Trust offers shares of the following series: S&P 500 2x Strategy Fund, Inverse S&P 500 2x Strategy Fund, NASDAQ-100(R) 2x Strategy Fund, Inverse NASDAQ-100(R) 2x Strategy Fund, Dow 2x Strategy Fund, Inverse Dow 2x Strategy Fund, Russell 2000(R) 2x Strategy Fund and the Inverse Russell 2000(R) 2x Strategy Fund (the "Funds"). The Funds currently offer A-Class Shares, C-Class Shares, and H-Class Shares. Additional series and/or classes of shares may be created from time to time.

The different classes provide for variations in sales charges and certain shareholder servicing and distribution expenses and in the minimum initial investment requirement. In addition, an initial sales charge is imposed on the purchase of A-Class Shares, and a contingent deferred sales charge is imposed on the redemption of C-Class Shares. Sales charges and minimum investment requirements are described in the Prospectuses. For more information on shareholder servicing and distribution expenses, see "Dividends, Distributions and Taxes."

For the period from December 31, 2000 to January 1, 2007, the S&P 500 2x Strategy Fund, Inverse S&P 500 2x Strategy Fund, NASDAQ-100(R) 2x Strategy Fund, Inverse NASDAQ-100(R) 2x Strategy Fund, Dow 2x Strategy Fund, and Inverse Dow 2x Strategy Fund pursued their respective investment objectives indirectly by investing through what is referred to as a "master-feeder" structure. Effective January 1, 2007, the master-feeder structure was dismantled and the S&P 500 2x Strategy Fund, Inverse S&P 500 2x Strategy Fund, NASDAQ-100(R) 2x Strategy Fund, Inverse NASDAQ-100(R) 2x Strategy Fund, Dow 2x Strategy Fund, and Inverse Dow 2x Strategy Fund began pursuing their respective investment objectives directly.


INVESTMENT POLICIES, TECHNIQUES AND RISK FACTORS

GENERAL


Each Fund's investment objective and principal investment strategies are described in the Funds' Prospectuses. The investment objective of each Fund is non-fundamental and may be changed without the consent of the holders of a majority of that Fund's outstanding shares.

Portfolio management is provided to each Fund by the Trust's investment adviser, PADCO Advisors, Inc., a Maryland corporation with offices at 9601 Blackwell Road, Suite 500, Rockville, Maryland 20850. PADCO Advisors, Inc. operates under the name Rydex Investments (the "Advisor"). The investment strategies of the Funds discussed below and in the Prospectuses may, consistent with each Fund's investment objectives and limitations, be used by a Fund if, in the opinion of the Advisor, these strategies will be advantageous to that Fund. A Fund is free to reduce or eliminate its activity with respect to any of the following investment techniques without changing the Fund's fundamental investment policies. There is no assurance that any of the Funds' strategies or any other strategies and methods of investment available to a Fund will result in the achievement of that Fund's objectives. The following information supplements, and should be read in conjunction with the Funds' Prospectuses.

BORROWING

Each Fund may borrow money for investment purposes. Borrowing for investment purposes is one form of leverage. Leveraging investments, by purchasing securities with borrowed money, is a speculative technique that increases investment risk, but also increases investment opportunity. Because substantially all of a Fund's assets will fluctuate in value, whereas the interest obligations on borrowings may be fixed, the net asset value per share ("NAV") of the Fund will increase more when the Fund's portfolio assets increase in value and decrease more when the Fund's portfolio assets decrease in value than would otherwise be the case. Moreover, interest costs on borrowings may fluctuate with changing market rates of interest and may partially offset or exceed the returns on the borrowed funds. Under adverse conditions, the Funds might have to sell portfolio securities to meet interest or principal payments at a time when investment considerations would not favor such sales. The Funds intend to use leverage during periods when the Advisor believes that the respective Fund's investment objective would be furthered.

Each Fund may also borrow money to facilitate management of the Fund's portfolio by enabling the Fund to meet redemption requests when the liquidation of portfolio instruments would be inconvenient or disadvantageous. Such borrowing is not for investment purposes and will be repaid by the borrowing Fund promptly. As required by the Investment Company Act of 1940 (the "1940 Act"), a Fund must maintain continuous asset coverage (total assets, including assets acquired with borrowed funds, less liabilities exclusive of borrowings) of 300% of all amounts borrowed. If, at any time, the value of a Fund's assets should fail to meet this 300% coverage test, the Fund, within three days (not including Sundays and holidays), will reduce the amount of the Fund's borrowings to the extent necessary to meet this 300% coverage requirement. Maintenance of this percentage limitation may result in the sale of portfolio securities at a time when investment considerations otherwise indicate that it would be disadvantageous to do so.

In addition to the foregoing, the Funds are authorized to borrow money as a temporary measure for extraordinary or emergency purposes in amounts not in excess of 5% of the value of a Fund's total assets. Borrowings for extraordinary or emergency purposes are not subject to the foregoing 300% asset coverage requirement. The Funds are authorized to pledge portfolio securities as the Advisor deems appropriate in connection with any borrowings for extraordinary or emergency purposes.

EQUITY SECURITIES

The Funds may invest in equity securities. Equity securities represent ownership interests in a company or partnership and consist of common stocks, preferred stocks, warrants to acquire common stock, securities convertible into common stock, and investments in master limited partnerships. Investments in equity securities in general are subject to market risks that may cause their prices to fluctuate over time. Fluctuations in the value of equity securities in which a Fund invests will cause the NAV of that Fund to fluctuate. The U.S. stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. The Funds may purchase equity securities traded in the U.S. on registered exchanges or the over-the-counter market. Equity securities are described in more detail below.


o COMMON STOCK. Common stock represents an equity or ownership interest in an issuer. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds and preferred stock take precedence over the claims of those who own common stock.

o PREFERRED STOCK. Preferred stock represents an equity or ownership interest in an issuer that pays dividends at a specified rate and that has precedence over common stock in the payment of dividends. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds take precedence over the claims of those who own preferred and common stock.

o WARRANTS. Warrants are instruments that entitle the holder to buy an equity security at a specific price for a specific period of time. Changes in the value of a warrant do not necessarily correspond to changes in the value of its underlying security. The price of a warrant may be more volatile than the price of its underlying security, and a warrant may offer greater potential for capital appreciation as well as capital loss. Warrants do not entitle a holder to dividends or voting rights with respect to the underlying security and do not represent any rights in the assets of the issuing company. A warrant ceases to have value if it is not exercised prior to its expiration date. These factors can make warrants more speculative than other types of investments.

o CONVERTIBLE SECURITIES. Convertible securities are bonds, debentures, notes, preferred stocks or other securities that may be converted or exchanged (by the holder or by the issuer) into shares of the underlying common stock (or cash or securities of equivalent value) at a stated exchange ratio. A convertible security may also be called for redemption or conversion by the issuer after a particular date and under certain circumstances (including a specified price) established upon issue. If a convertible security held by a Fund is called for redemption or conversion, the Fund could be required to tender it for redemption, convert it into the underlying common stock, or sell it to a third party.

      Convertible securities generally have less potential for gain or loss than common stocks. Convertible securities generally provide yields higher than the underlying common stocks, but generally lower than comparable non-convertible securities. Because of this higher yield, convertible securities generally sell at a price above their "conversion value," which is the current market value of the stock to be received upon conversion. The difference between this conversion value and the price of convertible securities will vary over time depending on changes in the value of the underlying common stocks and interest rates. When the underlying common stocks decline in value, convertible securities will tend not to decline to the same extent because of the interest or dividend payments and the repayment of principal at maturity for certain types of convertible securities. However, securities that are convertible other than at the option of the holder generally do not limit the potential for loss to the same extent as securities convertible at the option of the holder. When the underlying common stocks rise in value, the value of convertible securities may also be expected to increase. At the same time, however, the difference between the market value of convertible securities and their conversion value will narrow, which means that the value of convertible securities will generally not increase to the same extent as the value of the underlying common stocks. Because convertible securities may also be interest-rate sensitive, their value may increase as interest rates fall and decrease as interest rates rise. Convertible securities are also subject to credit risk, and are often lower-quality securities.


o SMALL AND MEDIUM-CAPITALIZATION ISSUERS. Investing in equity securities of small and medium-capitalization companies often involves greater risk than is customarily associated with investments in larger capitalization companies. This increased risk may be due to the greater business risks of smaller size, limited markets and financial resources, narrow product lines and frequent lack of depth of management. The securities of smaller companies are often traded in the over-the-counter market and even if listed on a national securities exchange may not be traded in volumes typical for that exchange. Consequently, the securities of smaller companies are less likely to be liquid, may have limited market stability, and may be subject to more abrupt or erratic market movements than securities of larger, more established growth companies or the market averages in general.

o MASTER LIMITED PARTNERSHIPS ("MLPS"). MLPs are limited partnerships in which the ownership units are publicly traded. MLP units are registered with the U.S. Securities and Exchange Commission (the "SEC") and are freely traded on a securities exchange or in the over-the-counter market. MLPs often own several properties or businesses (or own interests) that are related to real estate development and oil and gas industries, but they also may finance motion pictures, research and development and other projects. Generally, a MLP is operated under the supervision of one or more managing general partners. Limited partners are not involved in the day-to-day management of the partnership.

      The risks of investing in a MLP are generally those involved in investing in a partnership as opposed to a corporation. For example, state law governing partnerships is often less restrictive than state law governing corporations. Accordingly, there may be fewer protections afforded investors in a MLP than investors in a corporation. Additional risks involved with investing in a MLP are risks associated with the specific industry or industries in which the partnership invests, such as the risks of investing in real estate, or oil and gas industries.

FOREIGN ISSUERS

The Funds may invest in issuers located outside the United States through American Depositary Receipts ("ADRs"), "ordinary shares," or "New York shares" issued and traded in the United States or through securities denominated in foreign currencies and traded on foreign exchanges. ADRs are dollar-denominated receipts representing interests in the securities of a foreign issuer, which securities may not necessarily be denominated in the same currency as the securities into which they may be converted. ADRs are receipts typically issued by United States banks and trust companies which evidence ownership of underlying securities issued by a foreign corporation. Generally, ADRs in registered form are designed for use in domestic securities markets and are traded on exchanges or over-the-counter in the United States. Ordinary shares are shares of foreign issuers that are traded abroad and on a United States exchange. New York shares are shares that a foreign issuer has allocated for trading in the United States. ADRs, ordinary shares, and New York shares all may be purchased with and sold for U.S. Dollars, which protect the Funds from the foreign settlement risks described below.

Investing in foreign companies may involve risks not typically associated with investing in United States companies. The value of securities denominated in foreign currencies, and of dividends from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. Dollar. Foreign securities markets generally have less trading volume and less liquidity than United States markets, and prices in some foreign markets can be very volatile. Many foreign countries lack uniform accounting and disclosure standards comparable to those that apply to United States companies, and it may be more difficult to obtain reliable information regarding a foreign issuer's financial condition and operations. In addition, the costs of foreign investing, including withholding taxes, brokerage commissions, and custodial fees, generally are higher than for United States investments.

Investing in companies located abroad carries political and economic risks distinct from those associated with investing in the United States. Foreign investment may be affected by actions of foreign governments adverse to the interests of United States investors, including the possibility of expropriation or nationalization of assets, confiscatory taxation, restrictions on United States investment, or on the ability to repatriate assets or to convert currency into U.S. Dollars. There may be a greater possibility of default by foreign governments or foreign-government sponsored enterprises. Investments in foreign countries also involve a risk of local political, economic, or social instability, military action or unrest, or adverse diplomatic developments.

FUTURES AND OPTIONS TRANSACTIONS

FUTURES AND OPTIONS ON FUTURES. The Funds may use futures contracts and related options (i) for BONA FIDE hedging purposes, (ii) to attempt to offset changes in the value of securities held or expected to be acquired or be disposed of, (iii) to attempt to minimize fluctuations in foreign currencies, (iv) to attempt to gain exposure to a particular market, index or instrument, or (v) for other risk management purposes. Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security at a specified future time and at a specified price. An option on a futures contract gives the purchaser the right, in exchange for a premium, to assume a position in a futures contract at a specified exercise price during the term of the option. A Fund will reduce the risk that it will be unable to close out a futures contract by only entering into futures contracts that are traded on a national futures exchange regulated by the Commodities Futures Trading Commission ("CFTC"). To the extent the Funds use futures and/or options on futures, they will do so in accordance with Rule 4.5 under the Commodity Exchange Act ("CEA"). The Trust, on behalf of all of its series, including the Funds, has filed a notice of eligibility for exclusion from the definition of the term "commodity pool operator" in accordance with Rule 4.5 and therefore, the Funds are not subject to registration or regulation as a commodity pool operator under the CEA.

The Funds may buy and sell index futures contracts with respect to any index traded on a recognized exchange or board of trade. An index futures contract is a bilateral agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to a specified dollar amount times the difference between the index value at the close of trading of the contract and the price at which the futures contract is originally struck. No physical delivery of the securities comprising the index is made. Instead, settlement in cash must occur upon the termination of the contract, with the settlement being the difference between the contract price, and the actual level of the stock index at the expiration of the contract. Generally contracts are closed out prior to the expiration date of the contract.

When a Fund purchases or sells a futures contract, or sells an option thereon, the Fund is required to "cover" its position in order to limit the risk associated with the use of leverage and other related risks. To cover its position, the Fund may maintain with its custodian bank (and marked-to-market on a daily basis), a segregated account consisting of cash or liquid securities that, when added to any amounts deposited with a futures commission merchant as margin, are equal to the market value of the futures contract or otherwise "cover" its position in a manner consistent with the 1940 Act or the rules and SEC interpretations thereunder. If the Fund continues to engage in the described securities trading practices and properly segregates assets, the segregated account will function as a practical limit on the amount of leverage which the Fund may undertake and on the potential increase in the speculative character of the Fund's outstanding portfolio securities. Additionally, such segregated accounts will generally assure the availability of adequate funds to meet the obligations of the Fund arising from such investment activities.

A Fund may also cover its long position in a futures contract by purchasing a put option on the same futures contract with a strike price (I.E., an exercise price) as high or higher than the price of the futures contract. In the alternative, if the strike price of the put is less than the price of the futures contract, the Fund will maintain, in a segregated account, cash or liquid securities equal in value to the difference between the strike price of the put and the price of the futures contract. The Fund may also cover its long position in a futures contract by taking a short position in the instruments underlying the futures contract (or, in the case of an index futures contract, a portfolio with a volatility substantially similar to that of the index on which the futures contract is based), or by taking positions in instruments with prices which are expected to move relatively consistently with the futures contract. The Fund may cover its short position in a futures contract by taking a long position in the instruments underlying the futures contract, or by taking positions in instruments with prices which are expected to move relatively consistently with the futures contract.

A Fund may cover its sale of a call option on a futures contract by taking a long position in the underlying futures contract at a price less than or equal to the strike price of the call option. In the alternative, if the long position in the underlying futures contract is established at a price greater than the strike price of the written (sold) call, a Fund will maintain in a segregated account cash or liquid securities equal in value to the difference between the strike price of the call and the price of the futures contract. A Fund may also cover its sale of a call option by taking positions in instruments with prices which are expected to move relatively consistently with the call option. A Fund may cover its sale of a put option on a futures contract by taking a short position in the underlying futures contract at a price greater than or equal to the strike price of the put option, or, if the short position in the underlying futures contract is established at a price less than the strike price of the written put, a Fund will maintain in a segregated account cash or liquid securities equal in value to the difference between the strike price of the put and the price of the futures contract. A Fund may also cover its sale of a put option by taking positions in instruments with prices which are expected to move relatively consistently with the put option.

There are significant risks associated with the Funds' use of futures contracts and related options, including the following: (1) the success of a hedging strategy may depend on the Advisor's ability to predict movements in the prices of individual securities, fluctuations in markets and movements in interest rates; (2) there may be an imperfect or no correlation between the changes in market value of the securities held by a Fund and the prices of futures and options on futures; (3) there may not be a liquid secondary market for a futures contract or option; (4) trading restrictions or limitations may be imposed by an exchange; and (5) government regulations may restrict trading in futures contracts and options on futures. In addition, some strategies reduce a Fund's exposure to price fluctuations, while others tend to increase its market exposure.

OPTIONS. The Funds may purchase and write (sell) put and call options on securities and on stock indices listed on national securities exchanges or traded in the over-the-counter market as an investment vehicle for the purpose of realizing each Fund's respective investment objective.


A put option on a security gives the purchaser of the option the right to sell, and the writer of the option the obligation to buy, the underlying security at any time during the option period. A call option on a security gives the purchaser of the option the right to buy, and the writer of the option the obligation to sell, the underlying security at any time during the option period. The premium paid to the writer is the consideration for undertaking the obligations under the option contract.

A Fund may purchase and write put and call options on foreign currencies (traded on U.S. and foreign exchanges or over-the-counter markets) to manage its exposure to exchange rates. Call options on foreign currency written by a Fund will be "covered," which means that a Fund will own an equal amount of the underlying foreign currency.

Put and call options on indices are similar to options on securities except that options on an index give the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the underlying index is greater than (or less than, in the case of puts) the exercise price of the option. This amount of cash is equal to the difference between the closing price of the index and the exercise price of the option, expressed in dollars multiplied by a specified number. Thus, unlike options on individual securities, all settlements are in cash, and gain or loss depends on price movements in the particular market represented by the index generally, rather than the price movements in individual securities.

All options written on indices or securities must be covered. When a Fund writes an option on a security, an index or a foreign currency, it will establish a segregated account containing cash or liquid securities in an amount at least equal to the market value of the option and will maintain the account while the option is open or will otherwise cover the transaction.

A Fund may trade put and call options on securities, securities indices and currencies, as the Advisor determines is appropriate in seeking a Fund's investment objective, and except as restricted by a Fund's investment limitations. See "Investment Restrictions."

The initial purchase (sale) of an option contract is an "opening transaction." In order to close out an option position, a Fund may enter into a "closing transaction," which is simply the sale (purchase) of an option contract on the same security with the same exercise price and expiration date as the option contract originally opened. If a Fund is unable to effect a closing purchase transaction with respect to an option it has written, it will not be able to sell the underlying security until the option expires or a Fund delivers the security upon exercise.


A Fund may purchase put and call options on securities to protect against a decline in the market value of the securities in its portfolio or to anticipate an increase in the market value of securities that a Fund may seek to purchase in the future. A Fund purchasing put and call options pays a premium; therefore if price movements in the underlying securities are such that exercise of the options would not be profitable for the Fund, loss of the premium paid may be offset by an increase in the value of the Fund's securities or by a decrease in the cost of acquisition of securities by the Fund.

A Fund may write covered call options on securities as a means of increasing the yield on its assets and as a means of providing limited protection against decreases in its market value. When a Fund writes an option, if the underlying securities do not increase or decrease to a price level that would make the exercise of the option profitable to the holder thereof, the option generally will expire without being exercised and a Fund will realize as profit the premium received for such option. When a call option of which a Fund is the writer is exercised, the Fund will be required to sell the underlying securities to the option holder at the strike price, and will not participate in any increase in the price of such securities above the strike price. When a put option of which a Fund is the writer is exercised, the Fund will be required to purchase the underlying securities at a price in excess of the market value of such securities.

A Fund may purchase and write options on an exchange or over-the-counter. OTC options differ from exchange-traded options in several respects. They are transacted directly with dealers and not with a clearing corporation, and therefore entail the risk of non-performance by the dealer. OTC options are available for a greater variety of securities and for a wider range of expiration dates and exercise prices than are available for exchange-traded options. Because OTC options are not traded on an exchange, pricing is done normally by reference to information from a market maker. It is the SEC's position that OTC options are generally illiquid.


The market value of an option generally reflects the market price of an underlying security. Other principal factors affecting market value include supply and demand, interest rates, the pricing volatility of the underlying security and the time remaining until the expiration date.

Risks associated with options transactions include: (1) the success of a hedging strategy may depend on an ability to predict movements in the prices of individual securities, fluctuations in markets and movements in interest rates;
(2) there may be an imperfect correlation between the movement in prices of options and the securities underlying them; (3) there may not be a liquid secondary market for options; and (4) while a Fund will receive a premium when it writes covered call options, it may not participate fully in a rise in the market value of the underlying security.

ILLIQUID SECURITIES


While none of the Funds anticipates doing so, each Fund may purchase illiquid securities, including securities that are not readily marketable and securities that are not registered ("restricted securities") under the Securities Act of 1933, as amended (the "1933 Act"), but which can be offered and sold to "qualified institutional buyers" under Rule 144A under the 1933 Act. A Fund will not invest more than 15% of the Fund's net assets in illiquid securities. If the percentage of a Fund's net assets invested in illiquid securities exceeds 15% due to market activity, the Fund will take appropriate measures to reduce its holdings of illiquid securities. The term "illiquid securities" for this purpose means securities that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which the Fund has valued the securities. Under the current SEC guidelines, illiquid securities also are considered to include, among other securities, purchased OTC options, certain cover for OTC options, repurchase agreements with maturities in excess of seven days, and certain securities whose disposition is restricted under the federal securities laws. A Fund may not be able to sell illiquid securities when the Advisor considers it desirable to do so or may have to sell such securities at a price that is lower than the price that could be obtained if the securities were more liquid. In addition, the sale of illiquid securities also may require more time and may result in higher dealer discounts and other selling expenses than does the sale of securities that are not illiquid. Illiquid securities also may be more difficult to value due to the unavailability of reliable market quotations for such securities, and investment in illiquid securities may have an adverse impact on NAV.

Institutional markets for restricted securities have developed as a result of the promulgation of Rule 144A under the 1933 Act, which provides a "safe harbor" from 1933 Act registration requirements for qualifying sales to institutional investors. When Rule 144A restricted securities present an attractive investment opportunity and meet other selection criteria, a Fund may make such investments whether or not such securities are "illiquid" depending on the market that exists for the particular security. The Board of Trustees of the Trust (the "Board") has delegated the responsibility for determining the liquidity of Rule 144A restricted securities that a Fund may invest in to the Advisor.

INVESTMENTS IN OTHER INVESTMENT COMPANIES

The Funds may invest in the securities of other investment companies to the extent that such an investment would be consistent with the requirements of
Section 12(d)(1) of the 1940 Act, or any rule, regulation or order of the SEC. Generally, a Fund may invest in the securities of another investment company (the "acquired company") provided that the Fund, immediately after such purchase or acquisition, does not own in the aggregate: (i) more than 3% of the total outstanding voting stock of the acquired company; (ii) securities issued by the acquired company having an aggregate value in excess of 5% of the value of the total assets of the Fund; or (iii) securities issued by the acquired company and all other investment companies (other than Treasury stock of the Fund) having an aggregate value in excess of 10% of the value of the total assets of the Fund. A Fund may also invest in the securities of other investment companies if such securities are the only investment securities held by the Fund. A Fund will only make such investments in conformity with the requirements of Section 817 of the Code.

If a Fund invests in, and thus, is a shareholder of, another investment company, the Fund's shareholders will indirectly bear the Fund's proportionate share of the fees and expenses paid by such other investment company, including advisory fees, in addition to both the management fees payable directly by the Fund to the Fund's own investment adviser and the other expenses that the Fund bears directly in connection with the Fund's own operations.


Investment companies may include index-based investments, such as exchange-traded funds ("ETFs") that hold substantially all of their assets in securities representing a specific index. The main risk of investing in index-based investments is the same as investing in a portfolio of equity securities comprising the index. The market prices of index-based investments will fluctuate in accordance with both changes in the market value of their underlying portfolio securities and due to supply and demand for the instruments on the exchanges on which they are traded (which may result in their trading at a discount or premium to their NAVs). Index-based investments may not replicate exactly the performance of their specific index because of transaction costs and because of the temporary unavailability of certain component securities of the index. The Trust has entered into agreements with several ETFs that permit, pursuant to an SEC order, certain Funds, as determined by the Advisor, to purchase shares of those ETFs beyond the Section 12(d)(1) limits described above.

LENDING OF PORTFOLIO SECURITIES

Each Fund may lend portfolio securities to brokers, dealers and other financial organizations that meet capital and other credit requirements or other criteria established by the Funds' Board. These loans, if and when made, may not exceed 33 1/3% of the total asset value of the Fund (including the loan collateral). No Fund will lend portfolio securities to the Advisor or its affiliates unless it has applied for and received specific authority to do so from the SEC. Loans of portfolio securities will be fully collateralized by cash, letters of credit or U.S. Government securities, and the collateral will be maintained in an amount equal to at least 100% of the current market value of the loaned securities by marking to market daily. Any gain or loss in the market price of the securities loaned that might occur during the term of the loan would be for the account of the Fund. The Fund may pay a part of the interest earned from the investment of collateral, or other fee, to an unaffiliated third party for acting as the Fund's securities lending agent. By lending its securities, a Fund may increase its income by receiving payments from the borrower that reflect the amount of any interest or any dividends payable on the loaned securities as well as by either investing cash collateral received from the borrower in short-term instruments or obtaining a fee from the borrower when U.S. Government securities or letters of credit are used as collateral.


Each Fund will adhere to the following conditions whenever its portfolio securities are loaned: (i) the Fund must receive at least 100% cash collateral or equivalent securities of the type discussed in the preceding paragraph from the borrower; (ii) the borrower must increase such collateral whenever the market value of the securities rises above the level of such collateral; (iii) the Fund must be able to terminate the loan on demand; (iv) the Fund must receive reasonable interest on the loan, as well as any dividends, interest or other distributions on the loaned securities and any increase in market value;
(v) the Fund may pay only reasonable fees in connection with the loan (which fees may include fees payable to the lending agent, the borrower, the Fund's administrator and the custodian); and (vi) voting rights on the loaned securities may pass to the borrower, provided, however, that if a material event adversely affecting the investment occurs, the Fund must terminate the loan and regain the right to vote the securities. The Board has adopted procedures reasonably designed to ensure that the foregoing criteria will be met. Loan agreements involve certain risks in the event of default or insolvency of the borrower, including possible delays or restrictions upon a Fund's ability to recover the loaned securities or dispose of the collateral for the loan, which could give rise to loss because of adverse market action, expenses and/or delays in connection with the disposition of the underlying securities.

PORTFOLIO TURNOVER


As discussed in the Funds' Prospectuses, the Trust anticipates that investors in the Funds will frequently purchase and/or redeem shares of the Funds as part of an asset allocation investment strategy. The nature of the Funds as asset allocation tools will cause the Funds to experience substantial portfolio turnover. See "Purchasing and Redeeming Shares" and "Financial Highlights in the Funds' Prospectuses. Because each Fund's portfolio turnover rate to a great extent will depend on the purchase, redemption, and exchange activity of the Fund's investors, it is very difficult to estimate what the Fund's actual turnover rate will be in the future. However, the Trust expects that the portfolio turnover experienced by the Funds will be substantial.


"Portfolio Turnover Rate" is defined under the rules of the SEC as the lesser of the value of the securities purchased or of the securities sold, excluding all securities whose maturities at the time of acquisition were one-year or less, divided by the average monthly value of such securities owned during the year. Based on this definition, instruments with a remaining maturity of less than one-year are excluded from the calculation of the portfolio turnover rate. Instruments excluded from the calculation of portfolio turnover generally would include the futures contracts and option contracts in which the Funds invest since such contracts generally have a remaining maturity of less than one-year.

REPURCHASE AGREEMENTS


Each of the Funds may enter into repurchase agreements with financial institutions. The Funds each follow certain procedures designed to minimize the risks inherent in such agreements. These procedures include effecting repurchase transactions only with large, well-capitalized and well-established financial institutions whose condition will be continually monitored by the Advisor. In addition, the value of the collateral underlying the repurchase agreement will always be at least equal to the repurchase price, including any accrued interest earned on the repurchase agreement. In the event of a default or bankruptcy by a selling financial institution, a Fund will seek to liquidate such collateral. However, the exercising of each Fund's right to liquidate such collateral could involve certain costs or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase were less than the repurchase price, the Fund could suffer a loss. It is the current policy of each of the Funds not to invest in repurchase agreements that do not mature within seven days if any such investment, together with any other illiquid assets held by the Fund, amounts to more than 15% of the Fund's net assets. The investments of each of the Funds in repurchase agreements, at times, may be substantial when, in the view of the Advisor, liquidity or other considerations so warrant.

REVERSE REPURCHASE AGREEMENTS

Each Fund may use reverse repurchase agreements as part of a Fund's investment strategy. Reverse repurchase agreements involve sales by a Fund of portfolio assets concurrently with an agreement by the Fund to repurchase the same assets at a later date at a fixed price. Generally, the effect of such a transaction is that the Fund can recover all or most of the cash invested in the portfolio securities involved during the term of the reverse repurchase agreement, while the Fund will be able to keep the interest income associated with those portfolio securities. Such transactions are advantageous only if the interest cost to the Fund of the reverse repurchase transaction is less than the cost of obtaining the cash otherwise. Opportunities to achieve this advantage may not always be available, and the Funds intend to use the reverse repurchase technique only when it will be advantageous to the Funds. Each Fund will establish a segregated account with the Trust's custodian bank in which the Fund will maintain cash or cash equivalents or other portfolio securities equal in value to the Fund's obligations in respect of reverse repurchase agreements.

SHORT SALES

Each Fund may engage in short sales transactions under which a Fund sells a security it does not own. To complete such a transaction, a Fund must borrow or otherwise obtain the security to make delivery to the buyer. The Fund then is obligated to replace the security borrowed by purchasing the security at the market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Fund. Until the security is replaced, the Fund is required to pay to the lender amounts equal to any dividends or interest, which accrue during the period of the loan. To borrow the security, the Fund also may be required to pay a premium, which would increase the cost of the security sold. The Fund may also use repurchase agreements to satisfy delivery obligations in short sale transactions. The proceeds of the short sale will be retained by the broker, to the extent necessary to meet the margin requirements, until the short position is closed out.

Until a Fund closes its short position or replaces the borrowed security, the Fund will: (a) maintain a segregated account containing cash or liquid securities at such a level that (i) the amount deposited in the account plus the amount deposited with the broker as collateral will equal the current value of the security sold short and (ii) the amount deposited in the segregated account plus the amount deposited with the broker as collateral will not be less than the market value of the security at the time the security was sold short; or (b) otherwise cover the Fund's short position. Each of the Funds may use up to 100% of its portfolio to engage in short sales transactions and collateralize its open short positions.

SWAP AGREEMENTS

The Funds may enter into swap agreements, including, but not limited to, total return swaps, index swaps, interest rate swaps, and credit default swaps. A Fund may utilize swap agreements in an attempt to gain exposure to the securities in a market without actually purchasing those securities, or to hedge a position. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a day to more than one year. In a standard "swap" transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or "swapped" between the parties are calculated with respect to a "notional amount," I.E., the return on or increase in value of a particular dollar amount invested in a "basket" of securities representing a particular index.


Forms of swap agreements include interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or "cap," interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified level, or "floor," and interest rate dollars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels.

Most swap agreements entered into by the Funds calculate the obligations of the parties to the agreement on a "net basis." Consequently, a Fund's current obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the "net amount").

A Fund's current obligations under a swap agreement will be accrued daily (offset against any amounts owing to the Fund) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by segregating assets determined to be liquid. Obligations under swap agreements so covered will not be construed to be "senior securities" for purposes of a Fund's investment restriction concerning senior securities. Because they are two party contracts and because they may have terms of greater than seven days, swap agreements may be considered to be illiquid for a Fund's illiquid investment limitations. A Fund will not enter into any swap agreement unless the Advisor believes that the other party to the transaction is creditworthy. A Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty.

Each Fund may enter into swap agreements to invest in a market without owning or taking physical custody of the underlying securities in circumstances in which direct investment is restricted for legal reasons or is otherwise impracticable. The counterparty to any swap agreement will typically be a bank, investment banking firm or broker/dealer. The counterparty will generally agree to pay a Fund the amount, if any, by which the notional amount of the swap agreement would have increased in value had it been invested in the particular stocks, plus the dividends that would have been received on those stocks. The Fund will agree to pay to the counterparty a floating rate of interest on the notional amount of the swap agreement plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such stocks. Therefore, the return to a Fund on any swap agreement should be the gain or loss on the notional amount plus dividends on the stocks less the interest paid by the Fund on the notional amount.


Swap agreements typically are settled on a net basis, which means that the two payment streams are netted out, with a Fund receiving or paying, as the case may be, only the net amount of the two payments. Payments may be made at the conclusion of a swap agreement or periodically during its term.


Swap agreements do not involve the delivery of securities or other underlying assets. Accordingly, the risk of loss with respect to swap agreements is limited to the net amount of payments that a Fund is contractually obligated to make. If a swap counterparty defaults, a Fund's risk of loss consists of the net amount of payments that such Fund is contractually entitled to receive, if any. The net amount of the excess, if any, of a Fund's obligations over its entitlements with respect to each equity swap will be accrued on a daily basis and an amount of cash or liquid assets, having an aggregate NAV at least equal to such accrued excess will be maintained in a segregated account by a Fund's custodian. Inasmuch as these transactions are entered into for hedging purposes or are offset by segregated cash of liquid assets, as permitted by applicable law, the Funds and their Advisor believe that these transactions do not constitute senior securities under the 1940 Act and, accordingly, will not treat them as being subject to a Fund's borrowing restrictions.

The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid in comparison with the markets for other similar instruments which are traded in the over-the-counter market. The Advisor, under the supervision of the Board, is responsible for determining and monitoring the liquidity of Fund transactions in swap agreements.

The use of swap agreements is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If a counterparty's creditworthiness declines, the value of the swap would likely decline. Moreover, there is no guarantee that a Fund could eliminate its exposure under an outstanding swap agreement by entering into an offsetting swap agreement with the same or another party.

TRACKING ERROR

The following factors may affect the ability of the Funds to achieve correlation with the performance of their respective benchmarks: (1) Fund expenses, including brokerage (which may be increased by high portfolio turnover); (2) a Fund holding less than all of the securities in its underlying index and/or securities in the underlying index not being held by a Fund; (3) an imperfect correlation between the performance of instruments held by a Fund, such as futures contracts and options, and the performance of the underlying securities in the market; (4) bid-ask spreads (the effect of which may be increased by portfolio turnover); (5) a Fund holding instruments traded in a market that has become illiquid or disrupted; (6) Fund share prices being rounded to the nearest cent; (7) changes to the index underlying a benchmark that are not disseminated in advance; (8) the need to conform a Fund's portfolio holdings to comply with investment restrictions or policies or regulatory or tax law requirements; or
(9) market movements that run counter to a leveraged Fund's investments. Market movements that run counter to a leveraged Fund's investments will cause some divergence between the Fund and its benchmark over time due to the mathematical effects of leveraging. The magnitude of the divergence is dependent upon the magnitude of the market movement, its duration, and the degree to which the Fund is leveraged. The tracking error of a leveraged Fund is generally small during a well-defined up trend or downtrend in the market when measured from price peak to price peak, absent a market decline and subsequent recovery, however, the deviation of the Fund from its benchmark may be significant.


U.S. GOVERNMENT SECURITIES

Each Fund may invest in U.S. Government securities. Securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities include U.S. Treasury securities, which are backed by the full faith and credit of the U.S. Treasury and which differ only in their interest rates, maturities, and times of issuance. U.S. Treasury bills have initial maturities of one-year or less; U.S. Treasury notes have initial maturities of one to ten years; and U.S. Treasury bonds generally have initial maturities of greater than ten years. Certain U.S. Government securities are issued or guaranteed by agencies or instrumentalities of the U.S. Government including, but not limited to, obligations of U.S. Government agencies or instrumentalities such as Fannie Mae, the Government National Mortgage Association ("Ginnie Mae"), the Small Business Administration, the Federal Farm Credit Administration, the Federal Home Loan Banks, Banks for Cooperatives (including the Central Bank for Cooperatives), the Federal Land Banks, the Federal Intermediate Credit Banks, the Tennessee Valley Authority, the Export-Import Bank of the United States, the Commodity Credit Corporation, the Federal Financing Bank, the Student Loan Marketing Association, the National Credit Union Administration and the Federal Agricultural Mortgage Corporation (Farmer Mac).

Some obligations issued or guaranteed by U.S. Government agencies and instrumentalities, including, for example, Ginnie Mae pass-through certificates, are supported by the full faith and credit of the U.S. Treasury. Other obligations issued by or guaranteed by federal agencies, such as those securities issued by Fannie Mae, are supported by the discretionary authority of the U.S. Government to purchase certain obligations of the federal agency, while other obligations issued by or guaranteed by federal agencies, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Treasury, while the U.S. Government provides financial support to such U.S. Government-sponsored federal agencies, no assurance can be given that the U.S. Government will always do so, since the U.S. Government is not so obligated by law.

U.S. Treasury notes and bonds typically pay coupon interest semi-annually and repay the principal at maturity.

WHEN-ISSUED AND DELAYED-DELIVERY SECURITIES

Each Fund, from time to time, in the ordinary course of business, may purchase securities on a when-issued or delayed-delivery basis (I.E., delivery and payment can take place between a month and 120 days after the date of the transaction). These securities are subject to market fluctuation and no interest accrues to the purchaser during this period. At the time a Fund makes the commitment to purchase securities on a when-issued or delayed-delivery basis, the Fund will record the transaction and thereafter reflect the value of the securities, each day, in determining the Fund's NAV. A Fund will not purchase securities on a when-issued or delayed-delivery basis if, as a result, more than 15% of the Fund's net assets would be so invested. At the time of delivery of the securities, the value of the securities may be more or less than the purchase price. Each Fund will also establish a segregated account with the Fund's custodian bank in which the Fund will maintain cash or liquid securities equal to or greater in value than the Fund's purchase commitments for such when-issued or delayed-delivery securities. The Trust does not believe that a Fund's NAV or income will be adversely affected by the Fund's purchase of securities on a when-issued or delayed-delivery basis.


SPECIAL CONSIDERATIONS REGARDING THE USE OF LEVERAGED AND INVERSE INVESTMENT STRATEGIES

To the extent discussed above and in the Prospectuses, the Funds present certain risks, some of which are further described below.

LEVERAGE. The S&P 500 2x Strategy, NASDAQ-100(R) 2x Strategy, Dow 2x Strategy, and Russell 2000(R) 2x Strategy Funds (the "Leveraged Funds") and the Inverse S&P 500 2x Strategy, Inverse NASDAQ-100(R) 2x Strategy, Dow 2x Strategy, and Inverse Russell 2000(R) 2x Strategy Funds (the "Leveraged Inverse Funds") employ leverage as a principal investment strategy and all of the Leveraged Funds and Leveraged Inverse Funds may borrow or use other forms of leverage for investment purposes. Utilization of leverage involves special risks and should be considered to be speculative. Leverage exists when a Leveraged Fund or Leveraged Inverse Fund achieves the right to a return on a capital base that exceeds the amount the Leveraged Fund or Leveraged Inverse Fund has invested. Leverage creates the potential for greater gains to shareholders of the Leveraged Funds and Leveraged Inverse Funds during favorable market conditions and the risk of magnified losses during adverse market conditions. Leverage should cause higher volatility of the NAVs of the shares of the Leveraged Funds and Leveraged Inverse Funds. Leverage may involve the creation of a liability that does not entail any interest costs or the creation of a liability that requires the Leveraged Funds and Leveraged Inverse Funds to pay interest, which would decrease the Leveraged Funds' and Leveraged Inverse Funds' total return to shareholders. If the Leveraged Funds and Leveraged Inverse Funds achieve their investment objectives, during adverse market conditions, shareholders should experience a loss greater than they would have incurred had these Funds not been leveraged.

SPECIAL NOTE REGARDING THE CORRELATION RISKS OF THE LEVERAGED FUNDS AND LEVERAGED INVERSE FUNDS. As discussed in the Prospectus, each of the Leveraged Funds and Leveraged Inverse Funds are "leveraged" funds in the sense that each has an investment objective to match a multiple of the performance of an index on a given day. The Leveraged Funds and Leveraged Inverse Funds are subject to all of the risks described in the Prospectus. In addition, there is a special form of correlation risk that derives from the Leveraged Funds and Leveraged Inverse Funds use of leverage. For periods greater than one day, the use of leverage tends to cause the performance of a

Leveraged Fund or Leveraged Inverse Fund to be either greater than, or less than, the underlying index performance times the stated multiple in the fund objective.

A Leveraged Fund's or Leveraged Inverse Fund's return for periods longer than one day is primarily a function of the following: (a) index performance; (b) index volatility; (c) financing rates associated with leverage; (d) other fund expenses; (e) dividends paid by companies in the index; and (f) period of time.

A leveraged fund's performance can be estimated given any set of assumptions for the factors described above. The tables below illustrate the impact of two factors, index volatility and index performance, on a leveraged fund. Index volatility is a statistical measure of the magnitude of fluctuations in the returns of an index and is calculated as the standard deviation of the natural logarithms of one plus the index return (calculated daily), multiplied by the square root of the number of trading days per year (assumed to be 252). The tables show estimated fund returns for a number of combinations of index performance and index volatility over a one year period. Assumptions used in the tables include: a) no dividends paid by the companies included in the index; b) no fund expenses; and c) borrowing/lending rates (to obtain leverage) of zero percent. If fund expenses were included, the fund's performance would be lower than shown.

The first table below shows the estimated fund return over a one-year period for a leveraged fund that has an investment objective to correspond to twice (200% of) the daily performance of an index. The leveraged fund could be expected to achieve a 30% return on a yearly basis if the index performance was 15%, absent any costs or the correlation risk or other factors described above and in the Prospectus under "Understanding Compounding & the Effect of Leverage." However, as the table shows, with an index volatility of 20%, such a fund would return 27%, again absent any costs or other factors described above and in the Prospectus under "Understanding Compounding & the Effect of Leverage." In the charts below, unshaded areas represent those scenarios where a leveraged fund with the investment objective described will outperform (I.E., return more than) the index performance times the stated multiple in the leveraged fund's investment objective; conversely, shaded areas represent those scenarios where the leveraged fund will underperform (I.E., return less than) the index performance times the stated multiple in the fund's investment objective.

                      LEVERAGED FUND MEDIAN ANNUAL RETURNS

--------------------------------------------------------------------------------
    INDEX PERFORMANCE                        MARKET VOLATILITY
--------------------------------------------------------------------------------
                200% OF
  ONE YEAR     ONE YEAR
   INDEX        INDEX
PERFORMANCE   PERFORMANCE    10%   15%   20%   25%   30%   35%   40%   45%   50%
--------------------------------------------------------------------------------
    -40%          -80%      -64%  -64%  -65%  -65%  -67%  -68%  -69%  -70%  -71%
--------------------------------------------------------------------------------
    -35%          -70%      -58%  -59%  -59%  -60%  -62%  -63%  -64%  -65%  -66%
--------------------------------------------------------------------------------
    -30%          -60%      -52%  -53%  -52%  -53%  -55%  -56%  -58%  -60%  -61%
--------------------------------------------------------------------------------
    -25%          -50%      -45%  -46%  -46%  -47%  -48%  -50%  -52%  -53%  -55%
--------------------------------------------------------------------------------
    -20%          -40%      -36%  -37%  -39%  -40%  -41%  -43%  -44%  -47%  -50%
--------------------------------------------------------------------------------
    -15%          -30%      -29%  -29%  -30%  -32%  -33%  -36%  -38%  -40%  -43%
--------------------------------------------------------------------------------
    -10%          -20%      -20%  -21%  -23%  -23%  -26%  -28%  -31%  -32%  -36%
--------------------------------------------------------------------------------
     -5%          -10%      -11%  -12%  -13%  -16%  -18%  -20%  -23%  -25%  -29%
--------------------------------------------------------------------------------
      0%            0%       -1%   -2%   -4%   -6%   -8%  -11%  -14%  -17%  -20%
--------------------------------------------------------------------------------
      5%           10%        9%    8%    6%    3%    2%   -3%   -5%   -8%  -12%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
    10%            20%       19%   19%   16%   15%   10%    9%    4%    0%   -5%
--------------------------------------------------------------------------------
    15%            30%       31%   29%   27%   25%   21%   19%   15%   11%    6%
--------------------------------------------------------------------------------
    20%            40%       43%   41%   38%   35%   32%   27%   23%   18%   13%
--------------------------------------------------------------------------------
    25%            50%       54%   52%   50%   48%   43%   39%   34%   29%   22%
--------------------------------------------------------------------------------
    30%            60%       69%   64%   62%   58%   56%   49%   43%   39%   34%
--------------------------------------------------------------------------------
    35%            70%       79%   77%   75%   70%   68%   61%   57%   50%   43%
--------------------------------------------------------------------------------
    40%            80%       92%   91%   88%   82%   81%   73%   67%   62%   54%
--------------------------------------------------------------------------------

The second table below shows the estimated fund return over a one-year period for a leveraged inverse fund that has an investment objective to correspond to twice (200% of) the opposite of the daily performance of an index. The leveraged inverse fund could be expected to achieve a -30% return on a yearly basis if the index performance was 15%, absent any costs or the correlation risk or other factors described above and in the Prospectuses under "Understanding Compounding & the Effect of Leverage." However, as the table shows, with an index volatility of 20%, such a fund would return -33%, again absent any costs or other factors described above and in the Prospectuses under "Understanding Compounding & the Effect of Leverage." In the charts below, unshaded areas represent those scenarios where a leveraged fund with the investment objective described will outperform (I.E., return more than) the index performance times the stated multiple in the leveraged fund's investment objective; conversely, shaded areas represent those scenarios where the leveraged fund will underperform (I.E., return less than) the index performance times the stated multiple in the fund's investment objective.

                  LEVERAGED INVERSE FUND MEDIAN ANNUAL RETURNS

--------------------------------------------------------------------------------
    INDEX PERFORMANCE                        MARKET VOLATILITY
--------------------------------------------------------------------------------
                  200%
               INVERSE OF
 ONE YEAR      ONE YEAR
   INDEX         INDEX
PERFORMANCE   PERFORMANCE    10%   15%   20%   25%   30%   35%   40%   45%   50%
--------------------------------------------------------------------------------
   -40%            80%      165%  153%  145%  127%  114%   99%   74%   57%   35%
--------------------------------------------------------------------------------
   -35%            70%      130%  122%  109%   96%   84%   68%   51%   32%   17%
--------------------------------------------------------------------------------
   -30%            60%       98%   93%   79%   68%   58%   46%   29%   16%    1%
--------------------------------------------------------------------------------
   -25%            50%       73%   68%   58%   49%   36%   26%   13%    2%  -13%
--------------------------------------------------------------------------------
   -20%            40%       51%   45%   39%   31%   20%   12%   -2%  -11%  -23%
--------------------------------------------------------------------------------
   -15%            30%       35%   29%   23%   16%    6%   -2%  -12%  -22%  -30%
--------------------------------------------------------------------------------
   -10%            20%       20%   16%    9%    3%   -5%  -13%  -21%  -30%  -39%
--------------------------------------------------------------------------------
    -5%            10%        8%    5%   -2%   -8%  -14%  -21%  -30%  -38%  -46%
--------------------------------------------------------------------------------
     0%             0%       -3%   -7%  -12%  -17%  -23%  -28%  -37%  -44%  -51%
--------------------------------------------------------------------------------
     5%           -10%      -12%  -15%  -19%  -25%  -31%  -35%  -43%  -47%  -55%
--------------------------------------------------------------------------------
    10%           -20%      -19%  -23%  -27%  -32%  -36%  -43%  -47%  -53%  -59%
--------------------------------------------------------------------------------
    15%           -30%      -27%  -29%  -32%  -37%  -42%  -46%  -53%  -58%  -63%
--------------------------------------------------------------------------------
    20%           -40%      -33%  -35%  -38%  -42%  -46%  -50%  -56%  -60%  -66%
--------------------------------------------------------------------------------
    25%           -50%      -38%  -40%  -43%  -47%  -51%  -55%  -59%  -64%  -68%
--------------------------------------------------------------------------------
    30%           -60%      -43%  -44%  -47%  -51%  -55%  -59%  -62%  -66%  -71%
--------------------------------------------------------------------------------
    35%           -70%      -46%  -49%  -52%  -53%  -58%  -61%  -66%  -68%  -73%
--------------------------------------------------------------------------------
    40%           -80%      -50%  -52%  -55%  -57%  -61%  -64%  -68%  -71%  -75%
--------------------------------------------------------------------------------

The foregoing tables are intended to isolate the effect of index volatility and index performance on the return of a leveraged fund. A Leveraged Fund's or Leveraged Inverse Fund's actual returns may be significantly greater or less than the returns shown above as a result of any of the factors discussed above or under "Understanding Compounding & the Effect of Leverage" in the Prospectuses.


INVESTMENT RESTRICTIONS

FUNDAMENTAL POLICIES


The following investment limitations are fundamental policies of the Funds, and cannot be changed with respect to a Fund without the consent of the holders of a majority of that Fund's outstanding shares. The term "majority of the outstanding shares" means the vote of (i) 67% or more of a Fund's shares present at a meeting, if more than 50% of the outstanding shares of that Fund are present or represented by proxy, or (ii) more than 50% of that Fund's outstanding shares, whichever is less.


Each Fund shall not:

      1. Borrow money in an amount exceeding 33 1/3% of the value of its total assets, provided that, for purposes of this limitation, investment strategies which either obligate the Fund to purchase securities or require the Fund to segregate assets are not considered to be borrowing. Asset coverage of at least 300% is required for all borrowing, except where the Fund has borrowed money for temporary purposes in amounts not exceeding 5% of its total assets. The Fund will not purchase securities while its borrowing exceeds 5% of its total assets.

      2. Make loans if, as a result, more than 33 1/3% of its total assets would be lent to other parties, except that the Fund may (i) purchase or hold debt instruments in accordance with its investment objective and policies; (ii) enter into repurchase agreements; and
            (iii) lend its securities.

      3. Act as an underwriter of securities of other issuers except as it may be deemed an underwriter in selling a portfolio security.

      4. Invest in interests in oil, gas, or other mineral exploration or development programs and oil, gas or mineral leases.


      5. Issue senior securities (meaning any bond, debenture, note, or similar obligation or instrument constituting a security and evidencing indebtedness, and any stock of a class having priority over any other class as to distribution of assets or payment of dividends as defined in the 1940 Act) except as permitted by rule, regulation or order of the SEC.


      6. Invest 25% or more of the value of the Fund's total assets in the securities of one or more issuers conducting their principal business activities in the same industry; except that, to the extent the benchmark selected for a particular Fund is concentrated in a particular industry, the Fund will necessarily be concentrated in that industry. This limitation does not apply to investments or obligations of the U.S. Government or any of its agencies or instrumentalities, or shares of investment companies.

      7. Purchase or sell real estate, physical commodities, or commodities contracts, except that the Fund may purchase (i) marketable securities issued by companies which own or invest in real estate (including real estate investment trusts), commodities, or commodities contracts; and (ii) commodities contracts relating to financial instruments, such as financial futures contracts and options on such contracts.

NON-FUNDAMENTAL POLICIES

The following investment limitations are non-fundamental policies of the Funds and may be changed with respect to any Fund by the Board.

Each Fund shall not:

      1.    Invest in real estate limited partnerships.


      2. Pledge, mortgage or hypothecate assets except to secure borrowings permitted by Fundamental Policy No. 1 above, or related to the deposit of assets in escrow or the posting of collateral in segregated accounts in compliance with the SEC's position regarding the asset segregation requirements imposed by Section 18 of the 1940 Act.


      3.    Invest in companies for the purpose of exercising control.


      4. Purchase securities on margin or effect short sales, except that a Fund may (i) obtain short-term credits as necessary for the clearance of security transactions; (ii) provide initial and variation margin payments in connection with transactions involving futures contracts and options on such contracts; and (iii) make short sales "against the box" or in compliance with the SEC's position regarding the asset segregation requirements imposed by
            Section 18 of the 1940 Act, which generally permits a registered investment company to (1) borrow from a bank as long as the registered investment company maintains an asset coverage of at least 300% for all borrowings of such company and (2) enter into certain derivative transactions as long as the Funds at all times maintain an asset coverage of 100%.


      5. Invest its assets in securities of any investment company, except as permitted by the 1940 Act or any rule, regulation or order of the SEC.

      6. Purchase or hold illiquid securities, I.E., securities that cannot be disposed of for their approximate carrying value in seven days or less (which term includes repurchase agreements and time deposits maturing in more than seven days) if, in the aggregate, more than 15% of its net assets would be invested in illiquid securities.

Each Fund, except for the Russell 2000(R) 2x Strategy Fund and Inverse Russell 2000(R) 2x Strategy Fund shall not:

      7.    Invest in mineral leases.

      8.    Invest in warrants.

The Dow 2x Strategy Fund, NASDAQ-100(R) 2x Strategy Fund, Russell 2000(R) 2x Strategy Fund, and S&P 500 2x Strategy Fund each may not:

      9. Change its investment strategy to invest at least 80% of its net assets, plus any borrowings for investment purposes, in financial instruments with economic characteristics that should perform similarly to the securities of companies in its underlying index, without 60 days' prior notice to shareholders.

The Inverse Dow 2x Strategy Fund, Inverse NASDAQ-100(R) 2x Strategy Fund, Inverse Russell 2000(R) 2x Strategy Fund, and Inverse S&P 500 2x Strategy Fund each may not:

      10. Change its investment strategy to invest at least 80% of its net assets, plus any borrowings for investment purposes, in financial instruments with economic characteristics that should perform opposite the securities of companies in its underlying index, without 60 days' prior notice to shareholders.


With respect to both the fundamental and non-fundamental policies of the Funds, the foregoing percentages: (i) are based on total assets (except for the limitation on illiquid securities, which is based on net assets); (ii) will apply at the time of the purchase of a security; and (iii) shall not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of a purchase of such security, except for the fundamental limitation on borrowing described in paragraph 1 above, under the heading "Fundamental Policies." With respect to borrowings in accordance with the limitations set forth in paragraph 1, in the event that such asset coverage shall at any time fall below 300 per centum, a Fund must reduce the amount of its borrowings to an extent that the asset coverage of such borrowings shall be at least 300 per centum within three days thereafter.

BROKERAGE ALLOCATION AND OTHER PRACTICES

BROKERAGE TRANSACTIONS. Generally, equity securities are bought and sold through brokerage transactions for which commissions are payable. Purchases from underwriters will include the underwriting commission or concession, and purchases from dealers serving as market makers will include a dealer's mark-up or reflect a dealer's mark-down. Money market securities and other debt securities are usually bought and sold directly from the issuer or an underwriter or market maker for the securities. Generally, a Fund will not pay brokerage commissions for such purchases. When a debt security is bought from an underwriter, the purchase price will usually include an underwriting commission or concession. The purchase price for securities bought from dealers serving as market makers will similarly include the dealer's mark up or reflect a dealer's mark down. When a Fund executes transactions in the over-the-counter market, it will generally deal with primary market makers unless prices that are more favorable are otherwise obtainable.


In addition, the Advisor may place a combined order, often referred to as "bunching," for two or more accounts it manages, including any of the Funds, engaged in the purchase or sale of the same security or other instrument if, in its judgment, joint execution is in the best interests of each participant and will result in best price and execution. Transactions involving commingled orders are allocated in a manner deemed equitable to each account or Fund. Although it is recognized that, in some cases, the joint execution of orders could adversely affect the price or volume of the security that a particular account or a Fund may obtain, it is the opinion of the Advisor and the Trust's Board that the advantages of combined orders outweigh the possible disadvantages of separate transactions. In addition, in some instances a Fund effecting the larger portion of a combined order may not benefit to the same extent as participants effecting smaller portions of the combined order. Nonetheless, the Advisor believes that the ability of a Fund to participate in higher volume transactions will generally be beneficial to the Fund.

For the fiscal years ended December 31, 2005, 2006 and 2007, the Funds paid the following brokerage commissions:

----------------------------------------------------------------------------------------------
                                      AGGREGATE            AGGREGATE            AGGREGATE
                                      BROKERAGE            BROKERAGE            BROKERAGE
                         FUND        COMMISSIONS          COMMISSIONS          COMMISSIONS
                      INCEPTION   DURING FISCAL YEAR   DURING FISCAL YEAR     DURING FISCAL
     FUND NAME          DATE         ENDED 2005            ENDED 2006        YEAR ENDED 2007
----------------------------------------------------------------------------------------------
S&P 500 2x Strategy
Fund                   05/19/00        $213,442*            $96,007*             $166,558
----------------------------------------------------------------------------------------------
Inverse S&P 500 2x
 Strategy Fund         05/19/00        $171,772*           $102,049*             $121,229
----------------------------------------------------------------------------------------------
NASDAQ-100(R) 2x
Strategy Fund          05/24/00        $792,084*           $930,196*             $782,080
----------------------------------------------------------------------------------------------
Inverse NASDAQ-
100(R) 2x Strategy
Fund                   05/23/00        $411,473*           $372,875*             $413,498
----------------------------------------------------------------------------------------------
Dow 2x Strategy
Fund                   02/20/04        $ 96,002*            $93,503*              $71,807
----------------------------------------------------------------------------------------------
Inverse Dow 2x
Strategy Fund          02/20/04        $ 53,199*            $40,395*              $40,457
----------------------------------------------------------------------------------------------
Russell 2000(R) 2x
Strategy Fund          05/31/06           **                $82,206***           $237,903
----------------------------------------------------------------------------------------------
Inverse Russell
2000(R) 2x Strategy
Fund                   05/31/06           **                $21,103***           $186,683
----------------------------------------------------------------------------------------------


* Prior to January 1, 2007, the Funds pursued their respective investment objectives indirectly through a master-feeder arrangement, and the brokerage commissions were paid by the corresponding master fund. Effective January 1, 2007, the Funds discontinued their master-feeder arrangements and now pursue their investment objectives directly. As a result, the Funds pay all fees and expenses.

**    Not in operation for the period indicated.

***   From commencement of operations on May 31, 2006.

Differences, year to year, in the amount of brokerage commissions paid by the Funds (as disclosed in the table above) were primarily the result of shareholder purchase and redemption activity as well as each Fund's overall volatility. Changes in the amount of commissions paid by a Fund do not reflect material changes in that Fund's investment objective or strategies over these periods.

BROKERAGE SELECTION. The Trust does not expect to use one particular broker or dealer, and when one or more brokers is believed capable of providing the best combination of price and execution, the Funds' Advisor may select a broker based upon brokerage or research services provided to the Advisor. The Advisor may pay a higher commission than otherwise obtainable from other brokers in return for such services only if a good faith determination is made that the commission is reasonable in relation to the services provided.

Section 28(e) of the Securities Exchange Act of 1934, as amended (the "1934 Act"), permits the Advisor, under certain circumstances, to cause each Fund to pay a broker or dealer a commission for effecting a transaction in excess of the amount of commission another broker or dealer would have charged for effecting the transaction in recognition of the value of brokerage and research services provided by the broker or dealer. In addition to agency transactions, the Advisor may receive brokerage and research services in connection with certain riskless principal transactions, in accordance with applicable SEC guidance. Brokerage and research services include: (1) furnishing advice as to the value of securities, the advisability of investing in, purchasing  or  selling  securities,  and  the  availability  of  securities  or purchasers  or  sellers of  securities;  (2)  furnishing  analyses  and  reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy, and the performance of accounts; and (3) effecting securities transactions and performing functions incidental thereto (such as clearance, settlement, and custody). In the case of research services, the Advisor believes that access to independent investment research is beneficial to its investment decision-making processes and, therefore, to each Fund.

To the extent research services may be a factor in selecting brokers, such services may be in written form or through direct contact with individuals and may include information as to particular companies and securities as well as market, economic, or institutional areas and information which assists in the valuation and pricing of investments. Examples of research-oriented services for which the Advisor might utilize Fund commissions include research reports and other information on the economy, industries, sectors, groups of securities, individual companies, statistical information, political developments, technical market action, pricing and appraisal services, credit analysis, risk measurement analysis, performance and other analysis. The Advisor may use research services furnished by brokers in servicing all client accounts and not all services may necessarily be used in connection with the account that paid commissions to the broker providing such services. Information so received by the Advisor will be in addition to and not in lieu of the services required to be performed by the Funds' Advisor under the Advisory Agreement. Any advisory or other fees paid to the Advisor are not reduced as a result of the receipt of research services.

In some cases the Advisor may receive a service from a broker that has both a "research" and a "non-research" use. When this occurs, the Advisor makes a good faith allocation, under all the circumstances, between the research and non-research uses of the service. The percentage of the service that is used for research purposes may be paid for with client commissions, while the Advisor will use its own funds to pay for the percentage of the service that is used for non-research purposes. In making this good faith allocation, the Advisor faces a potential conflict of interest, but the Advisor believes that its allocation procedures are reasonably designed to ensure that it appropriately allocates the anticipated use of such services to its research and non-research uses.

From time to time, a Fund may purchase new issues of securities for clients in a fixed price offering. In these situations, the seller may be a member of the selling group that will, in addition to selling securities, provide the Advisor with research services. The NASD has adopted rules expressly permitting these types of arrangements under certain circumstances. Generally, the seller will provide research "credits" in these situations at a rate that is higher than that which is available for typical secondary market transactions. These arrangements may not fall within the safe harbor of Section 28(e).


For the Trust's fiscal year ended December 31, 2007, the Funds paid the following commissions on brokerage transactions directed to brokers pursuant to an agreement or understanding whereby the broker provides research or other brokerage services to the Advisor:

                                                                          TOTAL DOLLAR AMOUNT OF
                                                TOTAL DOLLAR AMOUNT       TRANSACTIONS INVOLVING
                                              OF BROKERAGE COMMISSIONS     BROKERAGE COMMISSIONS
                  FUND NAME                    FOR RESEARCH SERVICES       FOR RESEARCH SERVICES
--------------------------------------------------------------------------------------------------
S&P 500 2x Strategy Fund                              $ 17,996                 $ 111,458,901
Inverse S&P 500 2x Strategy Fund                      $      0                 $           0
NASDAQ-100(R) 2x Strategy Fund                        $ 65,258                 $ 319,327,356
Inverse NASDAQ-100(R) 2x Strategy Fund                $      0                 $           0
Dow 2x Strategy Fund                                  $  3,254                 $  21,975,380
Inverse Dow 2x Strategy Fund                          $      0                 $           0
Russell 2000(R) 2x Strategy Fund                      $ 19,720                 $  69,793,322
Inverse Russell 2000(R) 2x Strategy Fund              $      0                 $           0
--------------------------------------------------------------------------------------------------

BROKERAGE WITH FUND AFFILIATES. A Fund may execute brokerage or other agency transactions through registered broker-dealer affiliates of the Fund, the Advisor or Rydex Distributors, Inc., the distributor (the "Distributor"), for a commission in conformity with the 1940 Act, the 1934 Act and the rules promulgated by the SEC. In such instances, the placement of orders with such brokers would be consistent with the Funds' objectives of obtaining best execution and would not be dependent upon the fact that the broker is an affiliate of the Fund, the Advisor or the Distributor. With respect to orders placed with the broker for execution on a securities exchange, commissions received must conform to Section 17(e)(2)(A) of the 1940 Act and Rule 17e-1 thereunder, which permit an affiliated person of a registered investment company, or any affiliated person of such person to receive a brokerage commission from such registered company provided that such commission is fair and reasonable compared to the commission received by other brokers in connection with comparable transactions involving similar securities during a comparable period of time. The members of the Board, including those who are not "interested persons" of the Trust, have adopted procedures for evaluating the reasonableness of commissions paid to affiliates and review these procedures periodically.

For the fiscal years ended December 31, 2005, 2006 and 2007, the Funds paid the following brokerage commissions to the Distributor:

------------------------------------------------------------------------------------------------------------
                                                                               PERCENTAGE OF   PERCENTAGE OF
                                                                                   TOTAL          TOTAL
                                                                                 BROKERAGE       BROKERAGE
                                                  AGGREGATE DOLLAR AMOUNT OF    COMMISSIONS    TRANSACTIONS
                                                    BROKERAGE COMMISSIONS         PAID TO        EFFECTED
                                         FUND         PAID TO AFFILIATES         AFFILIATED      THROUGH
                                      INCEPTION  -----------------------------  BROKERS IN    AFFILIATES IN
           FUND NAME                    DATE        2005      2006     2007        2007            2007
------------------------------------------------------------------------------------------------------------
S&P 500 2x Strategy Fund               05/19/00   $     0*   $   0*   $    0         0%             0%
------------------------------------------------------------------------------------------------------------
Inverse S&P 500 2x Strategy Fund       05/19/00   $     0*   $   0*   $    0         0%             0%
------------------------------------------------------------------------------------------------------------
NASDAQ-100(R) 2x Strategy Fund         05/24/00   $     0*   $   0*   $    0         0%             0%
------------------------------------------------------------------------------------------------------------
Inverse NASDAQ-100(R) 2x
Strategy Fund                          05/23/00   $     0*   $   0*   $    0         0%             0%
------------------------------------------------------------------------------------------------------------
Dow 2x Strategy Fund                   02/20/04   $ 1,076*   $   0*   $    0         0%             0%
------------------------------------------------------------------------------------------------------------
Inverse Dow 2x Strategy Fund           02/20/04   $     0*   $   0*   $    0         0%             0%
------------------------------------------------------------------------------------------------------------

                                                                               PERCENTAGE OF   PERCENTAGE OF
                                                                                   TOTAL          TOTAL
                                                                                 BROKERAGE       BROKERAGE
                                                  AGGREGATE DOLLAR AMOUNT OF    COMMISSIONS    TRANSACTIONS
                                                    BROKERAGE COMMISSIONS         PAID TO        EFFECTED
                                         FUND         PAID TO AFFILIATES         AFFILIATED      THROUGH
                                      INCEPTION  -----------------------------   BROKERS IN    AFFILIATES IN
           FUND NAME                    DATE        2005      2006     2007         2007           2007
------------------------------------------------------------------------------------------------------------
Russell 2000(R) 2x Strategy Fund       05/31/06       **     $ 0***   $    0         0%             0%
------------------------------------------------------------------------------------------------------------
Inverse Russell 2000(R) 2x
Strategy Fund                          05/31/06       **     $ 0***   $    0         0%             0%
------------------------------------------------------------------------------------------------------------

* Prior to January 1, 2007, the Funds pursued their respective investment objectives indirectly through a master-feeder arrangement, and the brokerage commissions were paid by the corresponding master fund. Effective January 1, 2007, the Funds discontinued their master-feeder arrangements and now pursue their investment objectives directly. As a result, the Funds pay all fees and expenses.

**    Not in operation for the period indicated.

***   From commencement of operations on May 31, 2006.

SECURITIES OF "REGULAR BROKER-DEALERS." The Funds are required to identify any securities of their "regular brokers and dealers" (as such term is defined in the 1940 Act) which the Funds may hold at the close of their most recent fiscal year. "Regular brokers or dealers" of the Trust are the ten brokers or dealers that, during the most recent fiscal year: (i) received the greatest dollar amounts of brokerage commissions from the Trust's portfolio transactions; (ii) engaged as principal in the largest dollar amounts of portfolio transactions of the Trust; or (iii) sold the largest dollar amounts of the Trust's shares. As of December 31, 2007, the following Funds held the following securities of the Trust's "regular brokers or dealers."

                                                                                  TOTAL $ AMOUNT OF
                                                                                    SECURITIES OF
                                                                                    EACH REGULAR
                                                                                    BROKER-DEALER
         FUND              FULL NAME OF BROKER/DEALER       TYPE OF SECURITY             HELD
---------------------------------------------------------------------------------------------------
S&P 500 2x                UBS Financial Services, Inc.    Repurchase Agreement      $ 66,939,499
                         --------------------------------------------------------------------------
Strategy Fund            Lehman Brothers Holdings, Inc.   Repurchase Agreement      $ 16,005,001
                         --------------------------------------------------------------------------
                              Bank of America Corp.           Common Stock          $  3,667,188
                         --------------------------------------------------------------------------
                            Goldman Sachs Group, Inc.         Common Stock          $  1,711,798
                         --------------------------------------------------------------------------
                             Bank Of New York Mellon          Common Stock          $  1,111,728
                         --------------------------------------------------------------------------
                         Lehman Brothers Holdings, Inc.       Common Stock          $    694,318
                         --------------------------------------------------------------------------
                            Merrill Lynch & Co., Inc.         Common Stock          $    920,075
                         --------------------------------------------------------------------------
Inverse S&P 500           UBS Financial Services, Inc.    Repurchase Agreement      $ 50,947,708
                         --------------------------------------------------------------------------
2x Strategy Fund         Lehman Brothers Holdings, Inc.   Repurchase Agreement      $  4,421,247
---------------------------------------------------------------------------------------------------
NASDAQ-100(R)             UBS Financial Services, Inc.    Repurchase Agreement      $ 62,414,493
                         --------------------------------------------------------------------------
2x Strategy Fund         Lehman Brothers Holdings, Inc.   Repurchase Agreement      $ 23,402,462
---------------------------------------------------------------------------------------------------
Inverse NASDAQ-100(R)     UBS Financial Services, Inc.    Repurchase Agreement      $ 42,124,962
                         --------------------------------------------------------------------------
2x Strategy Fund         Lehman Brothers Holdings, Inc.   Repurchase Agreement      $ 18,390,159
---------------------------------------------------------------------------------------------------
Dow 2x Strategy           UBS Financial Services, Inc.    Repurchase Agreement      $  8,160,726
                         --------------------------------------------------------------------------
Fund                     Lehman Brothers Holdings, Inc.   Repurchase Agreement      $  4,248,040
---------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------
                                                                                  TOTAL $ AMOUNT OF
                                                                                    SECURITIES OF
                                                                                    EACH REGULAR
         FUND              FULL NAME OF BROKER/DEALER       TYPE OF SECURITY     BROKER-DEALER HELD
---------------------------------------------------------------------------------------------------
Inverse Dow 2x            UBS Financial Services, Inc.    Repurchase Agreement      $ 32,891,243
                         --------------------------------------------------------------------------
Strategy Fund            Lehman Brothers Holdings, Inc.   Repurchase Agreement      $  9,734,782
---------------------------------------------------------------------------------------------------
Russell 2000(R) 2x        UBS Financial Services, Inc.    Repurchase Agreement      $ 10,223,215
                         --------------------------------------------------------------------------
Strategy Fund            Lehman Brothers Holdings, Inc.   Repurchase Agreement      $    707,173
---------------------------------------------------------------------------------------------------
Inverse Russell           UBS Financial Services, Inc.    Repurchase Agreement      $ 76,298,155
2000(R) 2x Strategy      --------------------------------------------------------------------------
Fund                     Lehman Brothers Holdings, Inc.   Repurchase Agreement      $ 37,464,511
---------------------------------------------------------------------------------------------------


MANAGEMENT OF THE TRUST

BOARD RESPONSIBILITIES. The management and affairs of the Trust are supervised by the Board under the laws of the State of Delaware and the 1940 Act. The Board has approved contracts, as described below, under which certain companies provide essential management services to the Trust.

MEMBERS OF THE BOARD AND OFFICERS OF THE TRUST. Set forth below are the names, ages, position with the Trust, term of office, and the principal occupations for a minimum of the last five years of each of the persons currently serving as members of the Board and as Executive Officers of the Trust. Also included below is the term of office for each of the Executive Officers of the Trust. The members of the Board serve as Trustees for the life of the Trust or until retirement, removal, or their office is terminated pursuant to the Trust's Declaration of Trust. Unless otherwise noted, the business address of each Trustee and Officer is 9601 Blackwell Road, Suite 500, Rockville, Maryland 20850.


-----------------------------------------------------------------------------------------------------------------------------
                         POSITION(S)                                                         NUMBER OF
                          HELD WITH                                                       PORTFOLIOS IN
                          THE TRUST,                                                           FUND
                           TERM OF                                                           COMPLEX
   NAME, ADDRESS          OFFICE AND                                                         OVERSEEN
    AND AGE OF            LENGTH OF                 PRINCIPAL OCCUPATION(S)                 BY TRUSTEE/   OTHER DIRECTORSHIPS
  TRUSTEE/OFFICER        TIME SERVED                  DURING PAST 5 YEARS                    OFFICER       HELD BY TRUSTEE
-----------------------------------------------------------------------------------------------------------------------------
                                                     INTERESTED TRUSTEES*
-----------------------------------------------------------------------------------------------------------------------------
Michael P. Byrum       Trustee from       PADCO ADVISORS, INC.:                                 149              None
(37)                   2005 to present.   Chief Investment Officer from August 2006
                                          to present; Chief Operating Officer of
                                          PADCO Advisors, Inc. from October 2003 to
                                          May 2004; Executive Vice President from
                                          December 2002 to May 2004; President from
                                          May 2004 to present; and Secretary from
                                          December 2002 to present.

                                          PADCO ADVISORS II, INC.:
                                          Chief Investment Officer from August
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
                         POSITION(S)                                                         NUMBER OF
                          HELD WITH                                                       PORTFOLIOS IN
                          THE TRUST,                                                          FUND
                           TERM OF                                                           COMPLEX
   NAME, ADDRESS          OFFICE AND                                                         OVERSEEN
    AND AGE OF            LENGTH OF                 PRINCIPAL OCCUPATION(S)                 BY TRUSTEE/   OTHER DIRECTORSHIPS
  TRUSTEE/OFFICER        TIME SERVED                  DURING PAST 5 YEARS                    OFFICER       HELD BY TRUSTEE
-----------------------------------------------------------------------------------------------------------------------------
                                          2006 to present; Chief Operating Officer of
                                          PADCO Advisors II, Inc. from December 2003
                                          to May 2004; Executive Vice President from
                                          December 2002 to May 2004; President from
                                          May 2004 to present; and Secretary from
                                          December 2002 to present.

                                          RYDEX ADVISORY SERVICES:
                                          President from August 2004 to present.

                                          RYDEX CAPITAL PARTNERS I, LLC:
                                          President and Secretary from October 2003
                                          to April 2007.

                                          RYDEX CAPITAL PARTNERS II, LLC:
                                          President and Secretary from October 2003
                                          to April 2007.

                                          RYDEX DISTRIBUTORS, INC.:
                                          Secretary from December 2001 to May 2004;
                                          Executive Vice President from December
                                          2002 to May 2004; and Chief Operating
                                          Officer from December 2003 to May 2004.

                                          RYDEX FUND SERVICES, INC.:
                                          Secretary from December 2002 to present;
                                          Executive Vice President from December
                                          2002 to August 2006; and Chief Operating
                                          Officer from December 2003 to May 2004.

                                          RYDEX HOLDINGS, INC.:
                                          Secretary from December 2005 to present
                                          and Executive Vice President from December
                                          2005 to August 2006.

                                          ADVISOR RESEARCH CENTER, INC.:
                                          Secretary from May 2006 to present
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
                          POSITION(S)                                                       NUMBER OF
                           HELD WITH                                                      PORTFOLIOS IN
                           THE TRUST,                                                         FUND
                            TERM OF                                                          COMPLEX
    NAME, ADDRESS         OFFICE AND                                                        OVERSEEN            OTHER
     AND AGE OF            LENGTH OF                 PRINCIPAL OCCUPATION(S)               BY TRUSTEE/     DIRECTORSHIPS HELD
   TRUSTEE/OFFICER        TIME SERVED                  DURING PAST 5 YEARS                   OFFICER          BY TRUSTEE
-----------------------------------------------------------------------------------------------------------------------------
                                          and Executive Vice President from
                                          May 2006 to August 2006.

                                          RYDEX SPECIALIZED PRODUCTS, LLC:
                                          Director and Secretary from
                                          September 2005 to present.
-----------------------------------------------------------------------------------------------------------------------------
Carl G.                Trustee from       PADCO ADVISORS, INC.:                                149         None
Verboncoeur (55)       2004 to            Chief Executive Officer from October
                       present;           2003 to present; Executive Vice
                       President from     President of PADCO Advisors, Inc.
                       2003 to            from December 2002 to October
                       present; Vice      2003; President of PADCO Advisors,
                       President from     Inc. from October 2003 to May 2004;
                       1997 to            and Treasurer from December 2002 to
                       present; and       present.
                       Treasurer from
                       1997 to 2003.      PADCO ADVISORS II, INC.:
                                          Chief Executive Officer from
                                          December 2003 to present; Executive
                                          Vice President of PADCO Advisors
                                          II, Inc. from December 2002 to
                                          December 2003; President of PADCO
                                          Advisors II, Inc. from December 2002
                                          to May 2004 and Treasurer from
                                          December 2003 to present.

                                          RYDEX CAPITAL PARTNERS I, LLC:
                                          Treasurer from October 2003 to April
                                          2007, and Executive Vice President
                                          from October 2003 to August 2006.

                                          RYDEX CAPITAL PARTNERS II, LLC:
                                          Treasurer from October 2003 to April
                                          2007, and Executive Vice President
                                          from October 2003 to August 2006.

                                          RYDEX ADVISORY SERVICES:
                                          Chief Executive Officer from August
                                          2004 to present.

                                          RYDEX DISTRIBUTORS, INC.:
                                          President and Chief Executive Officer
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
                          POSITION(S)                                                       NUMBER OF
                           HELD WITH                                                      PORTFOLIOS IN
                           THE TRUST,                                                         FUND
                            TERM OF                                                          COMPLEX
    NAME, ADDRESS         OFFICE AND                                                         OVERSEEN            OTHER
     AND AGE OF            LENGTH OF                 PRINCIPAL OCCUPATION(S)               BY TRUSTEE/     DIRECTORSHIPS HELD
   TRUSTEE/OFFICER        TIME SERVED                  DURING PAST 5 YEARS                   OFFICER           BY TRUSTEE
-----------------------------------------------------------------------------------------------------------------------------
                                          from December 2003 to present;
                                          Treasurer from December 2002 to
                                          present; Executive Vice President
                                          from December 2002 to December
                                          2003; and Vice President from
                                          December 2001 to December 2002.

                                          RYDEX FUND SERVICES, INC.:
                                          Chief Executive Officer from
                                          December 2003 to present; President
                                          and Treasurer from December 2002 to
                                          present; and Executive Vice President
                                          from December 2001 to December
                                          2002.

                                          RYDEX HOLDINGS, INC.:
                                          Chief Executive Officer, President and
                                          Treasurer from December 2005 to
                                          present.

                                          ADVISOR RESEARCH CENTER, INC.:
                                          Chief Executive Officer, President and
                                          Treasurer from May 2006 to present.

                                          RYDEX SPECIALIZED PRODUCTS, LLC:
                                          Chief Executive Officer, Director and
                                          Treasurer from September 2005 to
                                          present.
-----------------------------------------------------------------------------------------------------------------------------
                                                     INDEPENDENT TRUSTEES
-----------------------------------------------------------------------------------------------------------------------------
Corey A. Colehour      Trustee and        Retired from August 2006 to present.                 149         None
(62)                   Member of the      President and Senior Vice President of
                       Audit and          Schield Management Company
                       Governance         (registered investment adviser) from
                       and                2003 to 2006.
                       Nominating
                       Committees
                       from 1999 to
                       present.
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
                          POSITION(S)                                                       NUMBER OF
                           HELD WITH                                                      PORTFOLIOS IN
                        THE TRUST, TERM                                                    FUND COMPLEX
      NAME, ADDRESS     OF OFFICE AND                                                        OVERSEEN           OTHER
       AND AGE OF       LENGTH OF TIME            PRINCIPAL OCCUPATION(S)                  BY TRUSTEE/    HELD DIRECTORSHIPS
     TRUSTEE/OFFICER        SERVED                 DURING PAST 5 YEARS                       OFFICER          BY TRUSTEE
-----------------------------------------------------------------------------------------------------------------------------
J. Kenneth Dalton      Trustee and        Retired.                                             149        None
(67)                   Member of the
                       Governance and
                       Nominating
                       Committee from
                       1999 to
                       present; and
                       Chairman of the
                       Audit Committee
                       from 1999 to
                       present.
-----------------------------------------------------------------------------------------------------------------------------
John O. Demaret        Trustee and        Retired.                                             149        None
(68)                   Member of the
                       Audit and
                       Governance and
                       Nominating
                       Committees from
                       1999 to
                       present; and
                       Chairman of the
                       Board from 2006
                       to present.
-----------------------------------------------------------------------------------------------------------------------------
Werner E. Keller       Trustee and        Founder and President of Keller Partners,            149        None
(67)                   Member of the      LLC (registered investment adviser) from
                       Audit and          2005 to present; and Retired from 2001 to
                       Governance and     2005.
                       Nominating
                       Committees from
                       2005 to present.
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
                          POSITION(S)                                                       NUMBER OF
                           HELD WITH                                                      PORTFOLIOS IN
                        THE TRUST, TERM                                                    FUND COMPLEX
      NAME, ADDRESS     OF OFFICE AND                                                        OVERSEEN           OTHER
       AND AGE OF       LENGTH OF TIME            PRINCIPAL OCCUPATION(S)                  BY TRUSTEE/    HELD DIRECTORSHIPS
     TRUSTEE/OFFICER        SERVED                 DURING PAST 5 YEARS                       OFFICER          BY TRUSTEE
-----------------------------------------------------------------------------------------------------------------------------
Thomas F. Lydon        Trustee and        President of Global Trends Investments               149        None
(48)                   Member of the      (registered investment adviser) from 1996
                       Audit and          to present.
                       Governance and
                       Nominating
                       Committees from
                       2005 to present.
-----------------------------------------------------------------------------------------------------------------------------
Patrick T.             Trustee and        Chief Executive Officer of Par Industries,           149        None
McCarville (65)        Member of the      Inc., d/b/a Par Leasing from 1977 to
                       Audit Committee    present.
                       from 1999 to
                       present; and
                       Chairman of the
                       Governance and
                       Nominating
                       Committee from
                       1999 to present.
-----------------------------------------------------------------------------------------------------------------------------
Roger Somers (63)      Trustee and        Founder and Chief Executive Officer of               149        None
                       Member of the      Arrow Limousine from 1965 to present.
                       Audit and
                       Governance and
                       Nominating
                       Committees from
                       1999 to present.
-----------------------------------------------------------------------------------------------------------------------------
                                                           OFFICERS
-----------------------------------------------------------------------------------------------------------------------------
Nick Bonos (44)        Vice President     Senior Vice President of Fund Services of            149        Not Applicable
                       and Treasurer      PADCO Advisors, Inc. from August 2006 to
                       from 2003 to       present;
                       present.           Senior Vice President of Rydex Fund
                                          Services, Inc. from December 2003 to
                                          August 2006; Vice President of Accounting,
                                          Rydex Fund Services, Inc. from 2001 to
                                          2003; and Chief Financial Officer and
                                          Manager of
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
                          POSITION(S)                                                       NUMBER OF
                           HELD WITH                                                      PORTFOLIOS IN
                        THE TRUST, TERM                                                    FUND COMPLEX
      NAME, ADDRESS     OF OFFICE AND                                                        OVERSEEN            OTHER
       AND AGE OF       LENGTH OF TIME            PRINCIPAL OCCUPATION(S)                  BY TRUSTEE/    HELD DIRECTORSHIPS
     TRUSTEE/OFFICER        SERVED                 DURING PAST 5 YEARS                       OFFICER          BY TRUSTEE
-----------------------------------------------------------------------------------------------------------------------------
                                          Rydex Specialized Products, LLC from
                                          September 2005 to present.
-----------------------------------------------------------------------------------------------------------------------------
Joanna M. Haigney      Chief              Chief Compliance Officer of PADCO                    149        Not Applicable
(41)                   Compliance         Advisors, Inc. and PADCO Advisors II, Inc.
                       Officer from       from May 2005 to present and Rydex Capital
                       2004 to            Partners I, LLC and Rydex Capital Partners
                       present; and       II, LLC from August 2006 to April 2007;
                       Secretary from     Vice President of Compliance of PADCO
                       2000 to present.   Advisors, Inc. from August 2006 to
                                          present; Assistant Secretary of Rydex
                                          Distributors, Inc. from December 2001 to
                                          December 2003; and Vice President of Rydex
                                          Distributors, Inc. from December 2003 to
                                          May 2004 and Rydex Fund Services, Inc.
                                          from December 2001 to August 2006.
-----------------------------------------------------------------------------------------------------------------------------
Joseph Arruda (41)     Assistant          Vice President of PADCO Advisors, Inc. and           149        Not Applicable
                       Treasurer from     PADCO Advisors II, Inc. from 2004 to
                       2006 to present.   present; Director of Accounting of PADCO
                                          Advisors, Inc. and PADCO Advisors II, Inc.
                                          from 2003 to 2004; Vice President of
                                          Mutual Funds, State Street Bank & Trust
                                          from 2000 to 2003.
-----------------------------------------------------------------------------------------------------------------------------
Paula Billos (33)      Controller from    Director of Fund Administration of PADCO             149        Not Applicable
                       2006 to present.   Advisors, Inc. and PADCO Advisors II, Inc.
                                          from 2001 to present.
-----------------------------------------------------------------------------------------------------------------------------

* Messrs. Verboncoeur and Byrum are "interested" persons of the Trust, as that term is defined in the 1940 Act by virtue of their affiliation with the Funds' Advisor.

BOARD STANDING COMMITTEES. The Board has established the following standing committees:


AUDIT COMMITTEE. The Board has a standing Audit Committee that is composed of each of the independent trustees of the Trust. The Audit Committee operates pursuant to a written charter approved by the Board. The principal responsibilities of the Audit Committee include: recommending which firm to engage as the Trust's independent registered public accounting firm and whether to terminate this relationship; reviewing the independent registered public accounting firm's compensation, the proposed scope and terms of its engagement, and the firm's independence; serving as a channel of communication between the independent registered public accounting firm and the Board; reviewing the results of each external audit, including any qualifications in the independent registered public accounting firm's opinion, any related management letter, management's responses to recommendations made by the independent registered public accounting firm in connection with the audit, if any, reports submitted to the Committee by the Trust's service providers that are material to the Trust as a whole, and management's responses to any such reports; reviewing the Trust's audited financial statements and considering any significant disputes between the Trust's management and the independent registered public accounting firm that arose in connection with the preparation of those financial statements; considering, in consultation with the independent registered public accounting firm and the Trust's senior internal accounting executive, the independent registered public accounting firm's report on the adequacy of the Trust's internal financial controls; reviewing, in consultation with the Trust's independent registered public accounting firm, major changes regarding auditing and accounting principles and practices to be followed when preparing the Trust's financial statements; and other audit related matters. Messrs. Colehour, Dalton, Demaret, Keller, Lydon, McCarville and Somers serve as members of the Audit Committee. The Audit Committee met four (4) times in the most recently completed fiscal year.

GOVERNANCE AND NOMINATING COMMITTEE. The Board has a standing Governance and Nominating Committee that is composed of each of the independent trustees of the Trust. The Governance and Nominating Committee operates under a written charter approved by the Board. The principal responsibility of the Governance and Nominating Committee is to identify, recommend and nominate candidates to fill vacancies, if any, on the Trust's Board. The Governance and Nominating Committee does not currently have specific procedures in place to consider nominees recommended by shareholders, but would consider such nominees if submitted in accordance with Rule 14a-8 of the Exchange Act in conjunction with a shareholder meeting to consider the election of Board members. The Governance and Nominating Committee also reviews the compensation for the Board members. Messrs. Colehour, Dalton, Demaret, Keller, Lydon, McCarville and Somers serve as members of the Governance and Nominating Committee. The Governance and Nominating Committee met twice during the most recently completed fiscal year.

FUND SHARES OWNED BY BOARD MEMBERS. The following table shows the dollar amount range of each Trustee's "beneficial ownership" of shares of the Funds and all Rydex Funds as of the end of the most recently completed calendar year. With the exception of those Funds listed below, none of the Trustees beneficially owned shares of the Funds as of December 31, 2007. Dollar amount ranges disclosed are established by the SEC. "Beneficial ownership" is determined in accordance with Rule 16a-1(a)(2) under the 1934 Act. The Trustees and the officers of the Trust own less than 1% of the outstanding shares of the Trust.

---------------------------------------------------------------------------------------------
                                                                            AGGREGATE DOLLAR
                                                                             RANGE OF SHARES
                                                                              IN  ALL RYDEX
                                                          DOLLAR RANGE OF    FUNDS OVERSEEN
         NAME                      FUND NAME               FUND SHARES 1     BY TRUSTEE 1,2
---------------------------------------------------------------------------------------------
                                        INTERESTED TRUSTEES
---------------------------------------------------------------------------------------------
Michael P. Byrum                     None                      None           Over $100,000
---------------------------------------------------------------------------------------------
Carl G. Verboncoeur                  None                      None           Over $100,000
---------------------------------------------------------------------------------------------
                                        INDEPENDENT TRUSTEES
---------------------------------------------------------------------------------------------
Corey A. Colehour                    None                      None         $50,001-$100,000
---------------------------------------------------------------------------------------------
J. Kenneth Dalton                    None                      None          $10,001-$50,000
---------------------------------------------------------------------------------------------
John O. Demaret                      None                      None           Over $100,000
---------------------------------------------------------------------------------------------
Thomas F. Lydon                      None                      None               None
---------------------------------------------------------------------------------------------
Werner E. Keller                     None                      None           Over $100,000
---------------------------------------------------------------------------------------------
Patrick T. McCarville                None                      None         $50,001-$100,000
---------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------
                                                                            AGGREGATE DOLLAR
                                                                             RANGE OF SHARES
                                                                              IN  ALL RYDEX
                                                          DOLLAR RANGE OF    FUNDS OVERSEEN
         NAME                      FUND NAME               FUND SHARES 1     BY TRUSTEE 1,2
---------------------------------------------------------------------------------------------
Roger J. Somers            S&P 500 2x Strategy Fund      $50,001-$100,000     Over $100,000
                        ---------------------------------------------------------------------
                        NASDAQ-100(R) 2x Strategy Fund    Over $100,000
---------------------------------------------------------------------------------------------

1     Information provided is as of December 31, 2007.

2 Includes Rydex Series Funds, Rydex Dynamic Funds, Rydex Variable Trust and Rydex ETF Trust.

BOARD COMPENSATION. - The following table sets forth compensation paid by the Trust for the fiscal year ended December 31, 2007:

---------------------------------------------------------------------------------------------------
                                            PENSION OR
                                            RETIREMENT
                           AGGREGATE          BENEFITS            ESTIMATED             TOTAL
                         COMPENSATION     ACCRUED AS PART          ANNUAL           COMPENSATION
                             FROM            OF TRUST'S         BENEFITS UPON        FROM FUND
    NAME OF TRUSTEE         TRUST             EXPENSES           RETIREMENT           COMPLEX*
---------------------------------------------------------------------------------------------------
                                           INTERESTED TRUSTEES**
---------------------------------------------------------------------------------------------------
Michael P. Byrum            $     0             $0                   $0               $      0
---------------------------------------------------------------------------------------------------
Carl G. Verboncoeur         $     0             $0                   $0               $      0
                                           INDEPENDENT TRUSTEES
---------------------------------------------------------------------------------------------------
Corey A. Colehour           $13,100             $0                   $0               $142,500
---------------------------------------------------------------------------------------------------
J. Kenneth Dalton           $14,000             $0                   $0               $150,000
---------------------------------------------------------------------------------------------------
John O. Demaret             $16,000             $0                   $0               $167,500
---------------------------------------------------------------------------------------------------
Werner E. Keller            $13,100             $0                   $0               $142,500
---------------------------------------------------------------------------------------------------
Thomas F. Lydon             $13,100             $0                   $0               $142,500
---------------------------------------------------------------------------------------------------
Patrick T. McCarville       $13,500             $0                   $0               $146,250
---------------------------------------------------------------------------------------------------
Roger J. Somers             $13,100             $0                   $0               $142,500
---------------------------------------------------------------------------------------------------

* Represents total compensation for service as Trustee of the Trust, Rydex ETF Trust, Rydex Variable Trust, and Rydex Series Funds.

** Messrs. Verboncoeur and Byrum are Interested Trustees, as defined above. As officers of the Advisor, they do not receive compensation from the Trust.


CODE OF ETHICS

The Board has adopted a Combined Code of Ethics (the "Code of Ethics") pursuant to Rule 17j-1 under the 1940 Act. The Advisor, Servicer and Distributor are also covered by the Code of Ethics. The Code of Ethics applies to the personal investing activities of trustees, directors, officers and certain employees ("access persons"). Rule 17j-1 and the Code of Ethics are designed to prevent unlawful practices in connection with the purchase or sale of securities by access persons. Under the Code of Ethics, access persons are permitted to engage in personal securities transactions, but are required to report their personal securities transactions for monitoring purposes. In addition, certain access persons are required to obtain approval before investing in private placements and are prohibited from investing in initial public offerings. The Code of Ethics is on file with the SEC, and is available to the public.

PROXY VOTING


The Board has delegated responsibility for decisions regarding proxy voting for securities held by each Fund to the Advisor. The Advisor will vote such proxies in accordance with its proxy policies and procedures, which are included in Appendix A to this SAI. The Board will periodically review each Fund's proxy voting record.


The Trust annually discloses its complete proxy voting record on Form N-PX. The Trust's most recent Form N-PX is available, without charge, upon request by calling 800.820.0888 or 301.296.5100 or by writing to the Trust at 9601 Blackwell Road, Suite 500, Rockville, Maryland 20850. The Trust's Form N-PX is also available on the SEC's web site at WWW.SEC.GOV.

THE ADVISORY AGREEMENT


PADCO Advisors, Inc., 9601 Blackwell Road, Suite 500, Rockville, Maryland 20850, is a registered investment adviser and provides portfolio management services to each Fund pursuant to an advisory contract with the Trust. PADCO Advisors, Inc. was incorporated in the State of Maryland on July 5, 1994 and, together with PADCO Advisors II, Inc., a registered investment adviser under common control, does business under the name Rydex Investments.

On January 18, 2008, Security Benefit Corporation and Security Benefit Life Insurance Company (together, "Security Benefit") acquired Rydex Holdings, Inc., the Advisor's parent company, together with several other Rydex entities. As a result, the Advisor has undergone a change of control and is now a subsidiary of Security Benefit. Security Benefit is a financial services firm that provides a broad variety of retirement plan and other financial products to customers in the advisor, banking, education, government, institutional, and qualified plan markets.

The Advisor manages the investment and the reinvestment of the assets of each of the Funds, in accordance with the investment objectives, policies, and limitations of each Fund, subject to the general supervision and control of the Board and the officers of the Trust. The Advisor bears all costs associated with providing these advisory services and the expenses of the Board members who are affiliated with or interested persons of the Advisor. The Advisor, from its own resources, including profits from advisory fees received from the Funds, provided such fees are legitimate and not excessive, may make payments to broker-dealers and other financial institutions for their expenses in connection with the distribution of Fund shares, and otherwise currently pay all distribution costs for Fund shares.

Pursuant to an investment advisory agreement with the Advisor, dated January 18, 2008 (the "Advisory Agreement"), the Advisor serves as the investment adviser for the Trust and provides investment advice to the Funds, in accordance with the investment objectives, policies, and limitations of the Funds, and oversees the day-to-day operations of the Funds, subject to the general supervision and control of the Board and the officers of the Trust. As of April 1, 2008, net assets under management of the Advisor and its affiliates were approximately $15.5 billion. Pursuant to the Advisory Agreement, each Fund pays the Advisor a fee, which is calculated daily and paid monthly, at an annual rate of 0.90% of the average daily net assets of the Fund. The Advisor may, from time to time reimburse certain expenses of the Funds in order to limit the Funds' operating expenses as described in the Prospectuses. The Advisor, from its own resources, including profits from advisory fees received from the Funds, provided such fees are legitimate and not excessive, may make payments to broker-dealers and other financial institutions for their expenses in connection with the distribution of Fund shares, and otherwise currently pay all distribution costs for Fund shares.

For the fiscal years ended December 31, 2005, 2006 and 2007, the Funds paid the following investment advisory fees to the Advisor:

------------------------------------------------------------------------------------------------
                                                     ADVISORY        ADVISORY        ADVISORY
                              FUND                FEES PAID FOR   FEES PAID FOR   FEES PAID FOR
                           INCEPTION   ADVISORY    FISCAL YEAR     FISCAL YEAR     FISCAL YEAR
       FUND NAME              DATE        FEE       ENDED 2005      ENDED 2006      ENDED 2007
------------------------------------------------------------------------------------------------
S&P 500 2x Strategy Fund    05/19/00     0.90%    $  3,353,068*   $2,764,337*      $ 2,995,752
------------------------------------------------------------------------------------------------
Inverse S&P 500 2x
  Strategy Fund             05/19/00     0.90%    $  3,184,547*   $3,614,232*      $ 2,342,194
------------------------------------------------------------------------------------------------
NASDAQ-100(R) 2x
  Strategy Fund             05/24/00     0.90%    $  5,033,982*   $4,221,125*      $ 3,492,154
------------------------------------------------------------------------------------------------
Inverse NASDAQ-100(R) 2x
  Strategy Fund             05/23/00     0.90%    $  4,593,027*   $4,061,782*      $ 3,087,176
------------------------------------------------------------------------------------------------
Dow 2x Strategy Fund        02/20/04     0.90%    $    273,636*   $  329,352*      $   503,669
------------------------------------------------------------------------------------------------
Inverse Dow 2x
  Strategy Fund             02/20/04     0.90%    $    356,937*   $  547,920*      $   556,039
------------------------------------------------------------------------------------------------
Russell 2000(R) 2x
  Strategy Fund             05/31/06     0.90%           **       $  165,379***    $   361,512
------------------------------------------------------------------------------------------------
Inverse Russell 2000(R)
  2x Strategy Fund          05/31/06     0.90%           **       $  250,813***    $   974,576
------------------------------------------------------------------------------------------------

* Prior to January 1, 2007, the Funds pursued their respective investment objectives indirectly through a master-feeder arrangement, and the advisory fees were paid by the corresponding master fund. Effective January 1, 2007, the Funds discontinued their master-feeder arrangements and now pursue their investment objectives directly. As a result, the Funds pay all fees and expenses.

**    Not in operation for the period indicated.

***   From commencement of operations on May 31, 2006.

The continuance of the Advisory Agreement must be specifically approved at least annually (i) by the vote of the Board or by a vote of the shareholders of the Funds and (ii) by the vote of a majority of the Board members who are not parties to the Advisory Agreement or "interested persons" of any party thereto, cast in person at a meeting called for the purpose of voting on such approval. The Advisory Agreement will terminate automatically in the event of its assignment, and is terminable at any time without penalty by the Board or, with respect to a Fund, by a majority of the outstanding shares of the Fund, on not less than 60 days' written notice to the Advisor, or by the Advisor on 60 days' written notice to the Trust. The Advisory Agreement provides that the Advisor shall not be protected against any liability to the Trust or its shareholders by reason of willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard of its obligations or duties thereunder.


PORTFOLIO MANAGERS

This  section  includes   information  about  each  Fund's  portfolio  managers,
including information about other accounts they manage, the dollar range of Fund shares they own and how they are compensated.

OTHER ACCOUNTS MANAGED BY PORTFOLIO MANAGERS. Including the Funds, the portfolio managers are responsible for the day-to-day management of certain other accounts, as follows:

---------------------------------------------------------------------------------------------------
                     REGISTERED INVESTMENT      OTHER POOLED INVESTMENT
                          COMPANIES 1,2               VEHICLES 1              OTHER ACCOUNTS 1
                   --------------------------------------------------------------------------------
                     NUMBER
                       OF                      NUMBER OF                  NUMBER OF       TOTAL
      NAME          ACCOUNTS    TOTAL ASSETS    ACCOUNTS   TOTAL ASSETS    ACCOUNTS       ASSETS
---------------------------------------------------------------------------------------------------
Michael P. Byrum      140      $12.7 billion       0            N/A           1       < $5 million
---------------------------------------------------------------------------------------------------
Michael Dellapa       140      $12.7 billion       0            N/A           5       < $5 million
---------------------------------------------------------------------------------------------------
Ryan Harder           140      $12.7 billion       0            N/A           6       < $5 million
---------------------------------------------------------------------------------------------------
Doug Holmes           140      $12.7 billion       0            N/A           9       < $5 million
---------------------------------------------------------------------------------------------------

1     Information provided is as of December 31, 2007.

2 The portfolio managers manage two registered investment companies, the Rydex Series Funds Multi-Cap Core Equity Fund and Rydex Variable Trust Multi-Cap Core Equity Fund, that are subject to a performance based advisory fee. The two Funds had $47.2 million in assets under management as of December 31, 2007.


CONFLICTS OF INTEREST. The portfolio managers' management of "other accounts" may give rise to potential conflicts of interest in connection with their management of a Fund's investments, on the one hand, and the investments of the other accounts, on the other. The other accounts may have the same investment objective as one of the Funds. Therefore, a potential conflict of interest may arise as a result of the identical investment objectives, whereby the portfolio managers could favor one account over another. Another potential conflict could include the portfolio managers' knowledge about the size, timing and possible market impact of Fund trades, whereby a portfolio manager could use this information to the advantage of other accounts and to the disadvantage of a Fund. However, the Advisor has established policies and procedures to ensure that the purchase and sale of securities among all accounts it manages are fairly and equitably allocated.


PORTFOLIO MANAGER COMPENSATION. The Advisor compensates each portfolio manager for his management of the Funds. The portfolio managers' compensation consists of a fixed annual salary and a discretionary bonus. The amount of the discretionary bonus is determined by three components. The first component is a comparison of the portfolio manager's Fund performance, calculated on a pre-tax basis, relative to a mutual fund peer's performance and/or to the performance of applicable internal or external benchmarks as measured over a one-year period. Mutual fund peers are those funds with similar investment objectives to the Fund managed by the portfolio managers. Mutual fund peers do not exist for all Rydex Funds. Rydex Funds that do not have a mutual fund peer available for comparison purposes will instead be compared to applicable internal or external benchmarks. An external benchmark, such as the S&P 500(R) Index, will be used for each Rydex Fund that seeks to track the performance of a published index. For a complete list and description of the external benchmarks used by the Funds, see "More Information About the Funds - Benchmarks and Investment Methodology" in the Funds' Prospectuses. An internal benchmark, such as the inverse of the S&P 500(R) Index, will be used when an external benchmark is not available. The second component used to determine the discretionary bonus is based on the Advisor's overall profitability as measured by its profit margin and assets under management. The third component used to determine the discretionary bonus is based on a number of more subjective, but equally important, factors, including a portfolio manager's enhancements to existing products, creation of new products and concepts, support of sales, marketing, and client service, and contributions to the advancement of the organization as a whole.

FUND SHARES OWNED BY PORTFOLIO  MANAGERS.  As of December 31, 2007,  none of the portfolio managers beneficially owned shares of the Funds. "Beneficial ownership" is determined in accordance with Rule 16a-1(a)(2) under the Exchange Act.

THE ADMINISTRATIVE SERVICE AGREEMENT AND ACCOUNTING SERVICE AGREEMENT

General administrative, shareholder, dividend disbursement, transfer agent, and registrar services are provided to the Trust and the Funds by Rydex Fund
Services, Inc. (the "Servicer"), 9601 Blackwell Road, Suite 500, Rockville, Maryland 20850, subject to the general supervision and control of the Board and the officers of the Trust, pursuant to a service agreement between the Trust and the Servicer.


Under the service agreement, the Servicer provides the Trust and each Fund with all required general administrative services, including, without limitation, office space, equipment, and personnel; clerical and general back office services; bookkeeping, internal accounting, and secretarial services; the determination of NAVs; and the preparation and filing of all reports, registration statements, proxy statements, and all other materials required to be filed or furnished by the Trust and each Fund under federal and state securities laws. The Servicer also maintains the shareholder account records for each Fund, disburses dividends and distributions payable by each Fund, and produces statements with respect to account activity for each Fund and each Fund's shareholders. The Servicer pays all fees and expenses that are directly related to the services provided by the Servicer to each Fund; each Fund reimburses the Servicer for all fees and expenses incurred by the Servicer which are not directly related to the services the Servicer provides to the Fund under the service agreement. In consideration for its services, the Servicer is entitled to a fee, which is calculated daily and paid monthly, at an annual rate of 0.25% of the average daily net assets of each Fund.


For the fiscal years ended December 31, 2005, 2006 and 2007, the Funds paid the following service fees to the Servicer:

----------------------------------------------------------------------------------------------------
                                          SERVICE FEES PAID   SERVICE FEES PAID   SERVICE FEES PAID
                                 FUND      FOR FISCAL YEAR     FOR FISCAL YEAR     FOR FISCAL YEAR
                              INCEPTION         ENDED               ENDED               ENDED
        FUND NAME                DATE            2005                2006                2007
----------------------------------------------------------------------------------------------------
S&P 500 2x Strategy Fund       05/19/00      $   931,706        $   767,493           $ 832,153
----------------------------------------------------------------------------------------------------
Inverse S&P 500 2x
Strategy Fund                  05/19/00      $   884,148        $ 1,003,468           $ 650,609
----------------------------------------------------------------------------------------------------
NASDAQ-100(R) 2x Strategy
Fund                           05/24/00      $ 1,397,885        $ 1,172,105           $ 970,043
----------------------------------------------------------------------------------------------------
Inverse NASDAQ-100(R) 2x
Strategy Fund                  05/23/00      $ 1,275,464        $ 1,127,743           $ 857,549
----------------------------------------------------------------------------------------------------
Dow 2x Strategy Fund           02/20/04      $    75,981        $    91,444           $ 139,908
----------------------------------------------------------------------------------------------------
Inverse Dow 2x Strategy
Fund                           02/20/04      $    99,116        $   152,132           $ 154,455
----------------------------------------------------------------------------------------------------
Russell 2000(R) 2x Strategy
Fund                           05/31/06            *            $    45,939**         $ 100,420
----------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------
                                            SERVICE FEES PAID   SERVICE FEES PAID   SERVICE FEES PAID
                                 FUND        FOR FISCAL YEAR     FOR FISCAL YEAR     FOR FISCAL YEAR
                              INCEPTION           ENDED              ENDED                ENDED
         FUND NAME               DATE             2005                2006                 2007
----------------------------------------------------------------------------------------------------
Inverse Russell 2000(R) 2x
Strategy Fund                  05/31/06             *           $    69,670**         $ 270,715
----------------------------------------------------------------------------------------------------

*     Not in operation for the period indicated.

**    From commencement of operations on May 31, 2006.

Pursuant to an Accounting Services Agreement, the Servicer serves as Accounting Services Agent and performs certain record keeping and accounting functions for a fee calculated at an annual percentage rate of 0.15% of the average daily net assets of the Funds. Certain officers and members of the Board of the Trust are also officers and directors of the Servicer.

For the fiscal years ended December 31, 2005, 2006 and 2007, the Funds paid the following accounting service fees to the Servicer:

---------------------------------------------------------------------------------------------------------
                                                    ACCOUNTING          ACCOUNTING         ACCOUNTING
                                      FUND      SERVICE FEES PAID   SERVICE FEES PAID   SERVICE FEES PAID
                                   INCEPTION    FOR FISCAL YEAR     FOR FISCAL YEAR     FOR FISCAL YEAR
          FUND NAME                   DATE          ENDED 2005          ENDED 2006          ENDED 2007
---------------------------------------------------------------------------------------------------------
S&P 500 2x Strategy Fund            05/19/00       $ 558,645           $ 460,496            $ 499,292
---------------------------------------------------------------------------------------------------------
Inverse S&P 500 2x Strategy Fund    05/19/00       $ 530,489           $ 602,081            $ 390,366
---------------------------------------------------------------------------------------------------------
NASDAQ-100(R) 2x Strategy Fund      05/24/00       $ 838,731           $ 703,263            $ 582,026
---------------------------------------------------------------------------------------------------------
Inverse NASDAQ-100(R) 2x
Strategy Fund                       05/23/00       $ 765,279           $ 676,646            $ 514,529
---------------------------------------------------------------------------------------------------------
Dow 2x Strategy Fund                02/20/04       $  45,588           $  54,866            $  83,945
---------------------------------------------------------------------------------------------------------
Inverse Dow 2x Strategy Fund        02/20/04       $  59,470           $  91,279            $  92,673
---------------------------------------------------------------------------------------------------------
Russell 2000(R) 2x Strategy Fund    05/31/06            *              $  27,563**          $  60,252
---------------------------------------------------------------------------------------------------------
Inverse Russell 2000(R) 2x
Strategy Fund                       05/31/06            *              $  41,802**          $ 162,430
---------------------------------------------------------------------------------------------------------

*     Not in operation for the period indicated.

**    From commencement of operations on May 31, 2006.

DISTRIBUTION

Pursuant to a distribution agreement adopted by the Trust (the "Distribution Agreement"), the Distributor, located at 9601 Blackwell Road, Suite 500, Rockville, Maryland 20850, acts as distributor for the shares of the Trust under the general supervision and control of the Board and the officers of the Trust. The Distributor is a subsidiary of Security Benefit and an affiliate of the Advisor.

The Distribution Agreement grants the Distributor the exclusive right to distribute the shares of the Funds. In addition, the Distribution Agreement permits the Distributor to receive as compensation any front-end sales load or contingent deferred sales charge collected by the Funds or other asset-based sales charges collected pursuant to any distribution or shareholder services plans adopted by the Funds on behalf of the various classes of shares. Each of the Fund's current distribution and shareholder services plans, as well as a description of the services performed under each, are described below.

A-CLASS DISTRIBUTION PLAN - Each Fund has adopted a Distribution Plan applicable to A-Class Shares (the "A-Class Plan"). Under the A-Class Plan, the Distributor, or designated Service Providers, may receive up to 0.25% of each Fund's assets attributable to A-Class Shares as compensation for distribution services pursuant to Rule 12b-1 under the 1940 Act.

For the fiscal year ended December 31, 2007, the Funds paid the following fees pursuant to the A-Class Distribution Plan:

--------------------------------------------------------------------------------
                                        FUND
            FUND NAME              INCEPTION DATE   12B-1 FEE   12B-1 FEES PAID
--------------------------------------------------------------------------------
S&P 500 2x Strategy Fund              05/19/00        0.25%         $44,597
--------------------------------------------------------------------------------
Inverse S&P 500 2x Strategy
  Fund                                05/19/00        0.25%         $39,003
--------------------------------------------------------------------------------
NASDAQ-100(R) 2x Strategy
  Fund                                05/24/00        0.25%         $38,077
--------------------------------------------------------------------------------
Inverse NASDAQ-100(R) 2x
  Strategy Fund                       05/23/00        0.25%         $19,693
--------------------------------------------------------------------------------
Dow 2x Strategy Fund                  02/20/04        0.25%         $13,784
--------------------------------------------------------------------------------
Inverse Dow 2x Strategy
  Fund                                02/20/04        0.25%         $10,059
--------------------------------------------------------------------------------
Russell 2000(R) 2x Strategy
  Fund                                05/31/06        0.25%         $ 2,053
--------------------------------------------------------------------------------
Inverse Russell 2000(R) 2x
  Strategy Fund                       05/31/06        0.25%         $55,127
--------------------------------------------------------------------------------

C-CLASS DISTRIBUTION AND SHAREHOLDER SERVICING PLAN - Each Fund has adopted a Distribution and Shareholder Services Plan for C-Class Shares (the "C-Class Plan"). Under the C-Class Plan, the Distributor, or designated Service Providers, may receive up to a total of 1.00% of each Fund's assets attributable to C-Class Shares as compensation for distribution and shareholder services pursuant to Rule 12b-1 under the 1940 Act. The C-Class Plan allows for payment of up to 0.75% of each Fund's assets attributable to C-Class Shares as compensation for distribution services and up to 0.25% of each Fund's assets attributable to C-Class Shares as compensation for shareholder services.

For the fiscal year ended December 31, 2007, the Funds paid the following fees pursuant to the C-Class Distribution Plan:

--------------------------------------------------------------------------------
                                        FUND
            FUND NAME              INCEPTION DATE   12B-1 FEE   12B-1 FEES PAID
--------------------------------------------------------------------------------
S&P 500 2x Strategy Fund              05/19/00        1.00%         $534,043
--------------------------------------------------------------------------------
Inverse S&P 500 2x Strategy
  Fund                                05/19/00        1.00%         $320,984
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                        FUND
            FUND NAME              INCEPTION DATE   12B-1 FEE   12B-1 FEES PAID
--------------------------------------------------------------------------------
NASDAQ-100(R) 2x Strategy
  Fund                                05/24/00        1.00%         $394,157
--------------------------------------------------------------------------------
Inverse NASDAQ-100(R) 2x
  Strategy Fund                       05/23/00        1.00%         $306,041
--------------------------------------------------------------------------------
Dow 2x Strategy Fund                  02/20/04        1.00%         $ 82,268
--------------------------------------------------------------------------------
Inverse Dow 2x Strategy
  Fund                                02/20/04        1.00%         $ 56,370
--------------------------------------------------------------------------------
Russell 2000(R) 2x Strategy
  Fund                                05/31/06        1.00%         $ 18,025
--------------------------------------------------------------------------------
Inverse Russell 2000(R) 2x
  Strategy Fund                       05/31/06        1.00%         $ 35,128
--------------------------------------------------------------------------------

H-CLASS DISTRIBUTION PLAN AND SHAREHOLDER SERVICES PLAN - Each Fund has adopted a Distribution Plan and a Shareholder Services Plan applicable to H-Class Shares (the "H-Class Plan"). Under the H-Class Plan, the Distributor, or designated Service Providers, may receive up to 0.25% of each Fund's assets attributable to H-Class Shares as compensation for distribution services pursuant to Rule 12b-1 under the 1940 Act. The Shareholder Services Plan permits the payment of up to 0.25% of each Fund's assets attributable to H-Class Shares to designated Service Providers as compensation for providing shareholder services, which are not primarily intended to result in the sale of the shares of the Funds.

For the fiscal year ended December 31, 2007, the Funds paid the following fees pursuant to the H-Class Distribution Plan:

                                        FUND
            FUND NAME              INCEPTION DATE   12B-1 FEE   12B-1 FEES PAID
--------------------------------------------------------------------------------
S&P 500 2x Strategy Fund              05/19/00        0.25%         $654,045
--------------------------------------------------------------------------------
Inverse S&P 500 2x Strategy
  Fund                                05/19/00        0.25%         $531,361
--------------------------------------------------------------------------------
NASDAQ-100(R) 2x Strategy
  Fund                                05/24/00        0.25%         $833,427
--------------------------------------------------------------------------------
Inverse NASDAQ-100(R) 2x
  Strategy Fund                       05/23/00        0.25%         $761,345
--------------------------------------------------------------------------------
Dow 2x Strategy Fund                  02/20/04        0.25%         $105,558
--------------------------------------------------------------------------------
Inverse Dow 2x Strategy
  Fund                                02/20/04        0.25%         $130,304
--------------------------------------------------------------------------------
Russell 2000(R) 2x
  Strategy Fund                       05/31/06        0.25%         $ 93,861
--------------------------------------------------------------------------------
Inverse Russell 2000(R) 2x
  Strategy Fund                       05/31/06        0.25%         $206,806
--------------------------------------------------------------------------------

DESCRIPTION OF DISTRIBUTION AND SHAREHOLDER SERVICES - Distribution services may include: (i) services in connection with distribution assistance, or (ii) payments to financial institutions and other financial intermediaries, such as banks, savings and loan associations, insurance companies, investment counselors, broker-dealers, mutual fund "supermarkets" and the Distributor's affiliates and subsidiaries, as compensation for services or reimbursement of expenses incurred in connection with distribution assistance. The Distributor may, at its discretion, retain a portion of such payments to compensate itself for distribution services and distribution related expenses such as the costs of preparation, printing, mailing or otherwise disseminating sales literature, advertising, and prospectuses (other than those furnished to current shareholders of the Funds), promotional and incentive programs, and such other marketing expenses that the Distributor may incur.

Shareholder services may include: (i) maintaining accounts relating to clients that invest in shares; (ii) arranging for bank wires; (iii) responding to client inquiries relating to the services performed by the Service Providers; (iv) responding to inquiries from clients concerning their investment in shares; (v) assisting clients in changing dividend options, account designations and addresses; (vi) providing information periodically to clients showing their position in shares; (vii) forwarding shareholder communications from the Funds such as proxies, shareholder reports, annual reports, and dividend distribution and tax notices to clients; and (viii) processing dividend payments from the Funds on behalf of clients.

COSTS AND EXPENSES

Each Fund bears all expenses of its operations other than those assumed by the Advisor or the Servicer. Fund expenses include: the management fee; the servicing fee (including administrative, transfer agent, and shareholder servicing fees); custodian and accounting fees and expenses; legal and auditing fees; securities valuation expenses; fidelity bonds and other insurance premiums; expenses of preparing and printing prospectuses, confirmations, proxy statements, and shareholder reports and notices; registration fees and expenses; proxy and annual meeting expenses, if any; all federal, state, and local taxes (including, without limitation, stamp, excise, income, and franchise taxes); organizational costs; the costs and expenses of redeeming shares of a Fund; fees and expenses paid to any securities pricing organization; dues and expenses associated with membership in any mutual fund organization; and costs for incoming telephone WATTS lines. In addition, each of the Funds pays an equal portion of the trustee fees and expenses for attendance at Board meetings for the Board members who are not affiliated with, or interested persons of, the Advisor.

BUSINESS CONTINUITY AND DISASTER RECOVERY

The Advisor, the Distributor and the Servicer (collectively, the "Service Providers") have developed a joint Business Continuity and Disaster Recovery Program (the "Program") that is designed to minimize the disruption of normal business operations in the event of a disaster. While the Service Providers believe that the Program is comprehensive and should enable them to survive a disaster and reestablish normal business operations in a timely manner, under certain unusual or unexpected circumstances the Service Providers could be prevented or hindered from providing services to the Funds for extended periods of time. These circumstances may include, without limitation, acts of God, acts of government in its sovereign or contractual capacity, any act of declared or undeclared war or of a public enemy (including acts of terrorism), power shortages or failures, utility or communication failure or delays, labor disputes, strikes, shortages, supply shortages, system failures or malfunctions. Under each Service Provider's agreement with the Trust, absent willful misfeasance, bad faith or gross negligence on the part of the Service Provider, or the reckless disregard of their respective obligations, the Service Provider generally will not be liable for any related losses to the Funds or to the Funds' shareholders as a result of such an occurrence.

PRINCIPAL HOLDERS OF SECURITIES

As of April 2, 2008, the Funds did not have any record owners or, to the knowledge of the Trust, beneficial owners of 5% or more of the shares of the Funds. From time to time, certain shareholders may beneficially own a large percentage of a Fund's outstanding shares, and therefore may be deemed to "control" a Fund. "Control" for this purpose is the ownership of 25% or more of a Fund's outstanding voting securities. Accordingly, those shareholders may be able to greatly affect (if not determine) the outcome of a shareholder vote.

DETERMINATION OF NET ASSET VALUE

The following information supplements and should be read in conjunction with the section in the Prospectuses entitled "Calculating Net Asset Value." The NAV of a Fund serves as the basis for the purchase and redemption price of that Fund's shares. The NAV of a Fund is calculated by dividing the market value of the Fund's securities plus the value of its other assets, less all liabilities, by the number of outstanding shares of the Fund. If market quotations are not readily available, a security will be valued at fair value by the Advisor using methods established or ratified by the Board.


Options on securities and indices purchased by a Fund generally are valued at their last bid price in the case of exchange-traded options or, in the case of options traded in the over-the-counter market, the average of the last bid price as obtained from two or more dealers unless there is only one dealer, in which case that dealer's price is used. Futures contracts generally are valued based upon the unrealized gain or loss on the contract determined with reference to the first price reported by established futures exchanges after the close of a Fund pricing cycle, or alternatively, with reference to the average price at which futures are bought and sold by a Fund. Options on futures contracts generally are valued with reference to the underlying futures contract. If the market makes a limit move with respect to a particular commodity, the commodity will be valued at fair value by the Advisor using methods established or ratified by the Board.


On days when shares of a Fund have been purchased, redeemed, and/or exchanged, the portfolio securities held by a Fund which are traded on the Chicago Board of Trade (the "CBOT") are valued at the earlier of: (i) the time of the execution of the last trade of the day for a Fund in those CBOT-traded portfolio securities and (ii) the time of the close of the CBOT Evening Session. On days when the CBOT is closed during its usual business hours and there is no need for a Fund to execute trades on the CBOT, the value of the CBOT-traded portfolio securities held by a Fund will be the mean of the bid and asked prices for those CBOT-traded portfolio securities at the open of the CBOT Evening Session.


OTC securities held by a Fund shall be valued at the last sales price or, if no sales price is reported, the mean of the last bid and asked price is used. Securities listed on the Nasdaq National Market and Nasdaq SmallCap Market may be valued at the Nasdaq Official Closing Price, which may differ from the last sales price reported. The portfolio securities of a Fund that are listed on national exchanges are taken at the last sales price of such securities on such exchange; if no sales price is reported, the mean of the last bid and asked price is used. For valuation purposes, all assets and liabilities initially expressed in foreign currency values will be converted into U.S. Dollar values at the mean between the bid and the offered quotations of such currencies against U.S. Dollars as last quoted by any recognized dealer. If such quotations are not available, the rate of exchange will be determined in good faith by the Advisor based on guidelines adopted by the Board. Dividend income and other distributions are recorded on the ex-dividend date, except for certain dividends from foreign securities, which are recorded as soon as the Trust is informed after the ex-dividend date.


Illiquid securities, securities for which reliable quotations or pricing services are not readily available, and all other assets will be valued at their respective fair value as determined in good faith by, or under procedures established by the Board. The Board has adopted fair valuation procedures for the Funds and has delegated responsibility for fair value determinations to the Fair

Valuation Committee, which consists of members of the Advisor and the Servicer. The members of the Fair Valuation Committee report, as necessary, to the Board regarding portfolio valuation determination. The Board, from time to time, will review these methods of valuation and will recommend changes which may be necessary to assure that the investments of the Funds are valued at fair value.


PURCHASE AND REDEMPTION OF SHARES

MINIMUM INVESTMENT REQUIREMENTS

Shareholders will be informed of any increase in the minimum investment requirements by a new prospectus or a prospectus supplement, in which the new minimum is disclosed. The Trust may redeem an account whose balance (due in whole or in part to redemptions since the time of last purchase) has fallen below the minimum investment amount applicable at the time of the shareholder's most recent purchase of Fund shares. However, a Fund will provide you with at least 30 days' written notice to allow you sufficient time to add to your account and avoid the redemption of your shares.

TAX CONSEQUENCES

Note that in the case of a redemption of tax-qualified retirement plans, a withdrawal of amounts from such a plan may have adverse tax consequences. A shareholder contemplating such a withdrawal should consult his or her own tax adviser. Other shareholders should consider the tax consequences of any redemption.

SUSPENSION OF THE RIGHT OF REDEMPTION


The Funds may suspend the right of redemption or the date of payment: (i) for any period during which the NYSE is closed (other than customary weekend or holiday closings), or trading is restricted; (ii) for any period during which an emergency exists so that disposal of Fund investments or the determination of its NAV is not reasonably practicable; or (iii) for such other periods as the SEC, by order, may permit for the protection of Fund investors. In cases where Nasdaq, the CME, Chicago Board Options Exchange ("CBOE"), CBOT, or any foreign market where the Funds' securities trade, as appropriate, is closed or trading is restricted, a Fund may ask the SEC to permit the right to redemption to be suspended. On any day that any of the securities exchanges on which the Funds' securities trade close early (such as on days in advance of holidays generally observed by participants in these markets), or as permitted by the SEC, the right is reserved to advance the time on that day by which purchase and redemption orders must be received. Any order received after that time will receive the next business day's NAV.

HOLIDAYS

The NYSE, the Federal Reserve Bank of New York, the Nasdaq, the CME, the CBOT, and other U.S. exchanges are closed on weekends and on the following holidays:
(i) New Year's Day, Martin Luther King Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Columbus Day (the CBOT and CME will have abbreviated trading schedules), Thanksgiving Day, and Christmas Day; and
(ii) the preceding Friday if any of these holidays falls on a Saturday, or the subsequent Monday if any of these holidays falls on a Sunday. Although the Trust expects the same holiday schedules to be observed in the future, each of the aforementioned exchanges may modify its holiday schedule at any time. In addition, the U.S. Government bond market is closed on Columbus Day, and as of December 6, 2004, the U.S. Government bond market will likely close early the day before Columbus Day and Veterans' Day, as recommended by the Bond Market Association.

REDEMPTIONS IN-KIND

The Trust intends to pay your redemption proceeds in cash. However, under unusual conditions that make the payment in cash unwise (and for the protection of the remaining shareholders of the Fund) the Trust reserves the right to pay all, or part, of your redemption proceeds in liquid securities with a market value equal to the redemption price (redemption in-kind). The Trust has elected to be governed by Rule 18f-1 under the 1940 Act under which the Trust is obligated to redeem shares for any one shareholder in cash only up to the lesser of $250,000 or 1% of a Fund's NAV during any 90-day period. Although it is highly unlikely that your shares would ever actually be redeemed in kind, you would probably have to pay brokerage costs to sell the securities distributed to you.

A-CLASS SHARES - INITIAL SALES CHARGES, REDUCTIONS AND WAIVERS

INITIAL SALES CHARGES / DEALER REALLOWANCES. A-Class Shares of the Funds are sold subject to a front-end sales charge as described in the A-Class Shares Prospectus. The sales charge is used to compensate the Distributor and participating securities dealers for their expenses incurred in connection with the distribution of the Funds' shares. You may also be charged a transaction or other fee by the financial institution managing your account.

Selling dealers are normally reallowed a portion of the sales charge by the Distributor. The following table shows the amount of the front-end sales charge that is reallowed to dealers as a percentage of the offering price of A-Class Shares.


--------------------------------------------------------------------------------
                                                  AUTHORIZED DEALER COMMISSION
AMOUNT OF INVESTMENT                                 AS % OF OFFERING PRICE
--------------------------------------------------------------------------------
Less than $100,000                                           4.00%
--------------------------------------------------------------------------------
$100,000 but less than $250,000                              3.00%
--------------------------------------------------------------------------------
$250,000 but less than $500,000                              2.25%
--------------------------------------------------------------------------------
$500,000 but less than 1,000,000                             1.20%
--------------------------------------------------------------------------------
Greater than $1,000,000                                      1.00%
--------------------------------------------------------------------------------


REDUCED SALES CHARGES. You may qualify for reduced sales charges or sales charge exceptions. To qualify for these reductions or exceptions, you or your securities dealer are responsible for providing sufficient information at the time of purchase to verify that your purchase qualifies for such treatment.

RIGHTS OF ACCUMULATION


You may qualify for reduced initial sales charges based upon your existing investment in shares of any Rydex Fund at the time of the proposed purchase. To determine whether or not a reduced initial sales charge applies to a proposed purchase, the Distributor takes into account not only the money which is invested upon such proposed purchase, but also the value of all A-Class and C-Class Shares of the Rydex Funds that you own (other than A-Class Shares of the U.S. Government Money Market Fund), calculated at their then current public offering price.

If you qualify for a reduced sales charge, the reduced sales charge applies to the total amount of money being invested, even if only a portion of that amount exceeds the breakpoint for the reduced sales charge. For example, if you already own qualifying A-Class or C-Class shares of any Rydex Fund with a value of $80,000 and wish to invest an additional $40,000 in an A-Class Share of a Fund, the reduced initial sales charge of 4.75% will apply to the full $40,000 purchase and not just to the $20,000 in excess of the $100,000 breakpoint.

To qualify for obtaining the discount applicable to a particular purchase, you or your securities dealer must furnish the Servicer with a list of the account numbers and the names in which your Rydex Fund accounts are registered at the time the purchase is made.

            AGGREGATING ACCOUNTS (GROUP PURCHASES)


            1. To receive a reduced sales charge on A-Class Shares, investments in any A-Class or C-Class Shares (other than A-Class Shares of the U.S. Government Money Market Fund) made by you, your spouse and your children under the age of 21 may be aggregated if made for your/their own account(s) and:


o trust accounts established by the above individuals. However, if the person(s) who established the trust is/are deceased, the trust account may be aggregated with accounts of the person who is the primary beneficiary of the trust;

o     solely controlled business accounts;

o     single participant retirement plans; or

o endowments or foundations established and controlled by you or your immediate family.

            2. Investments made by a trustee or other fiduciary for a single trust estate or fiduciary account and multiple-employee benefit plans of a single employer or affiliated employers - provided they are not aggregated with individual accounts - may also be aggregated.

            3.    Similarly,  investments  made for  participant  accounts  of a
403(b) plan that is treated like an employer-sponsored plan, or multiple 403(b) plans of a single employer or affiliated employers, may be aggregated. In addition, investments made for non-profit, charitable or educational organizations (or any employer-sponsored retirement plan for such an endowment or foundation) or any endowments or foundations established and controlled by the organization may be aggregated. Finally, investments made by a common trust fund or other diversified pooled accounts not specifically formed for the purpose of accumulating fund shares may be aggregated.

            SOME ACCOUNTS CANNOT BE AGGREGATED. At the request of certain investment firms, some accounts are set up as "street name" or "nominee" accounts. This means that the investment firm has sole access, and that the Funds have limited access, to the investment firm's clients' account information. Since the Servicer has little or no access to certain nominee or street name account information, these accounts generally may not be aggregated for the purpose of receiving reduced sales charges. Check with your securities dealer to determine if this applies to your account.

LETTERS OF INTENT

You may also pay reduced initial sales charges by indicating on the account application that you intend to provide a Letter of Intent ("LOI"), and then fulfilling the conditions of that LOI.

The LOI confirms the total investment in shares of the Rydex Funds that you intend to make within the next 13 months. By marking the LOI section on the account application and by signing the account application, you indicate that you understand and agree to the terms of the LOI and that you are bound by the provisions described below:

            CALCULATING THE INITIAL SALES CHARGE:

o Each purchase of Fund shares normally subject to an initial sales charge made during the 13-month period will be made at the public offering price applicable to a single transaction of the total dollar amount indicated by the LOI (to determine what the applicable public offering price is, look at the sales charge table in the section on "Initial Sales Charges" in the Prospectus).

o It is your responsibility at the time of purchase to specify the account numbers that should be considered in determining the appropriate sales charge.

o The offering price may be further reduced as described below above under "Rights of Accumulation" if the Servicer is advised of all other accounts at the time of the investment.

o Shares acquired through reinvestment of dividends and capital gains distributions will not be applied to the LOI.

            CALCULATING THE NUMBER OF SHARES TO BE PURCHASED

o Purchases made within 90 days before signing an LOI will be applied toward completion of the LOI. The LOI effective date will be the date of the first purchase within the 90-day period.

o Purchases made more than 90 days before signing an LOI will be applied toward the completion of the LOI based on the value of the shares purchased that is calculated at the public offering price on the effective date of the LOI.

o If you meet the original obligation at any time during the 13-month period, you may revise the intended investment amount upward by submitting a written and signed request. This revision will not change the original expiration date.

o The Servicer will process necessary adjustments upon the expiration or completion date of the LOI.

            FULFILLING THE INTENDED INVESTMENT

o By signing an LOI, you are not making a binding commitment to purchase additional shares, but if purchases made within the 13-month period do not total the amount specified, you will have to pay the increased amount of sales charge.

o To assure compliance with the provisions of the 1940 Act, the Servicer will escrow in the form of shares an appropriate dollar amount (computed to the nearest full share) out of the initial purchase (or subsequent purchases if necessary). All dividends and any capital gain distributions on the escrowed shares will be credited to you. All shares purchased, including those escrowed, will be registered in your name. If the total investment specified under this LOI is completed within the 13-month period, the escrowed shares will be promptly released.

o If the intended investment is not completed, you will pay the Servicer the difference between the sales charge on the specified amount and the sales charge on the amount actually purchased. If you do not pay such difference within 20 days of the expiration date, you irrevocably appoint the Servicer as your attorney-in-fact to surrender for redemption any or all shares, to make up such difference within 60 days of the expiration date.

            CANCELING THE LOI

o If at any time before completing the LOI Program you wish to cancel the agreement, you must give written notice to the Distributor.

o If at any time before completion the LOI Program you request the Servicer to liquidate or transfer beneficial ownership of your total shares, the LOI will be automatically canceled. If the total amount purchased is less than the amount specified in the LOI, the Servicer will redeem an appropriate number of escrowed shares equal to the difference between the sales charge actually paid and the sales charge that would have been paid if the total purchases had been made at a single time.

SALES CHARGE WAIVERS. The A-Class Shares' initial sales charges will be waived for certain types of investors, as described in the Prospectus.

DIVIDENDS, DISTRIBUTIONS, AND TAXES

DIVIDENDS AND DISTRIBUTIONS

Dividends from net investment income and any distributions of net realized capital gains from each of the Funds will be distributed as described in the Funds' Prospectuses under "Dividends and Distributions." Normally, all such distributions of a Fund will automatically be reinvested without charge in additional shares of the same Fund.

FEDERAL TAX TREATMENT OF DIVIDENDS AND DISTRIBUTIONS

The following is only a summary of certain additional federal income tax considerations generally affecting the Funds and their shareholders that are not described in the Funds' Prospectuses. No attempt is made to present a detailed explanation of the tax treatment of the Funds or their shareholders, and the discussion here and in the Funds' Prospectuses is not intended as a substitute for careful tax planning.

The following general discussion of certain federal income tax consequences is based on the Internal Revenue Code of 1986, as amended (the "Code") and the regulations issued thereunder as in effect on the date of this SAI. New legislation, as well as administrative changes or court decisions, may significantly change the conclusions expressed herein, and may have a retroactive effect with respect to the transactions contemplated herein.

Shareholders are urged to consult their own tax advisers regarding the application of the provisions of tax law described in this SAI in light of the particular tax situations of the shareholders and regarding specific questions as to federal, state, or local taxes.

REGULATED INVESTMENT COMPANY ("RIC") STATUS

A fund that qualifies as a RIC will not be subject to federal income taxes on the net investment income and net realized capital gains that the fund distributes to the fund's shareholders. The Funds will seek to qualify for treatment as a regulated investment company (RIC) under the Code. Provided that for each tax year a Fund: (i) meets the requirements to be treated as a RIC (as discussed below); and (ii) distributes at least 90% of the Fund's net investment income for such year (including, for this purpose, net realized short-term capital gains), the Fund itself will not be subject to federal income taxes to the extent the Fund's net investment income and the Fund's net realized capital gains, if any, are distributed to the Fund's shareholders. One of several requirements for RIC qualification is that the Fund must receive at least 90% of the Fund's gross income each year from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of securities or foreign currencies, or other income derived with respect to the Fund's investments in stock, securities, and foreign currencies or the securities of one or more qualified publicly traded partnerships (the "90% Test"). A second requirement for qualification as a RIC is that a Fund must diversify its holdings so that, at the end of each fiscal quarter of the Fund's taxable year: (a) at least 50% of the market value of the Fund's total assets is represented by cash and cash items, U.S. Government securities, securities of other RICs, and other securities, with these other securities limited, in respect to any one issuer, to an amount not greater than 5% of the value of the Fund's total assets or 10% of the outstanding voting securities of such issuer; and (b) not more than 25% of the value of its total assets are invested in the securities (other than U.S. Government securities or securities of other RICs) of any one issuer or two or more issuers which the Fund controls and which are engaged in the same, similar, or related trades or businesses or the securities of one or more qualified publicly traded partnerships (the "Asset Test").

In the event of a failure by a Fund to qualify as a RIC, the Fund would be subject to tax on its taxable income at corporate rates, and the Fund's distributions, to the extent such distributions are derived from the Fund's current or accumulated earnings and profits, would constitute dividends that would be taxable to the shareholders of the Fund as ordinary income. Such distributions would be eligible for the dividends received deduction for corporate shareholders, and for the lower tax rates applicable to qualified dividend income received by individual shareholders, subject to certain limitations. This treatment would also apply to any portion of the distributions that might have been treated in the shareholder's hands as long-term capital gains, as discussed below, had the Fund qualified as a RIC. The Board reserves the right not to maintain the qualification of a Fund as a regulated investment company if it determines such course of action to be beneficial to shareholders. If a Fund determines that it will not qualify as a RIC under Subchapter M of the Code, the Fund will establish procedures to reflect the anticipated tax liability in the Fund's net asset value.

Each Fund will generally be subject to a nondeductible 4% federal excise tax to the extent it fails to distribute by the end of any calendar year 98% of its ordinary income for the year and 98% of its capital gain net income, plus certain other amounts. Each Fund intends to make sufficient distributions, or deemed distributions, to avoid imposition of the excise tax but can make no assurances that all such tax liability will be eliminated.

Each Fund intends to distribute substantially all its net investment income and net realized capital gains to shareholders, at least annually. The distribution of net investment income and net realized capital gains will be taxable to Fund shareholders regardless of whether the shareholder elects to receive these distributions in cash or in additional shares. All or a portion of the net investment income distributions may be treated as qualified dividend income (eligible for the reduced maximum rate to individuals of 15% (5% for individuals in lower tax brackets)) to the extent that the Fund receives qualified dividend income. Qualified dividend income is, in general, dividend income from taxable domestic corporations and certain foreign corporations (I.E., foreign corporations incorporated in a possession of the United States or in certain countries with a comprehensive tax treaty with the United States, or the stock of which is readily tradable on an established securities market in the United States).

In order for some portion of the dividends received by a Fund's shareholder to be qualified dividend income, a Fund must meet holding period and other requirements with respect to the dividend paying stocks in its portfolio, and the shareholder must meet holding period and other requirements with respect to the Fund's shares. Distributions reported to Fund shareholders as long-term capital gains shall be taxable as such (currently at a maximum rate of 15%), regardless of how long the shareholder has owned the shares. Fund shareholders will be notified annually by the Fund as to the federal tax status of all distributions made by the Fund. Distributions may be subject to state and local taxes.

Absent further legislation, the maximum 15% tax rate on qualified dividend income and long-term capital gains will cease to apply to taxable years beginning after December 31, 2010.

Shareholders who have not held Fund shares for a full year should be aware that a Fund may designate and distribute, as ordinary income or capital gain, a percentage of income that is not equal to the actual amount of such income earned during the period of investment in a Fund.

If a Fund's distributions exceed its taxable income and capital gains realized during a taxable year, all or a portion of the distributions made in the same taxable year may be recharacterized as a return of capital to shareholders. A return of capital distribution will generally not be taxable, but will reduce each shareholder's cost basis in a Fund and result in a higher reported capital gain or lower reported capital loss when those shares on which the distribution was received are sold.

Sales, redemptions and exchanges of Fund shares are generally taxable transactions for federal and state income tax purposes. In general, if you hold your shares as a capital asset, gain or loss realized will be capital in nature and will be classified as long-term or short-term, depending on the length of the time shares have been held.

The Funds will inform you of the amount of your ordinary income dividends, qualified dividend income, and capital gain distributions shortly after the close of each calendar year.

All or a portion of any loss realized upon the redemption of Fund shares will be disallowed to the extent that other shares in a Fund are purchased (through reinvestment of dividends or otherwise) within 30 days before or after a share redemption. Any loss disallowed under these rules will be added to the tax basis in the newly purchased shares. In addition, any loss realized by a shareholder on the disposition of shares held for six months or less is treated as a long-term capital loss to the extent of any distributions of any net long-term capital gains received by the shareholder with respect to such shares.

OPTIONS TRANSACTIONS BY THE FUNDS

If a call option written by a Fund expires, the amount of the premium received by a Fund for the option will be short-term capital gain to a Fund. If such an option is closed by a Fund, any gain or loss realized by a Fund as a result of the closing purchase transaction will be short-term capital gain or loss. If the holder of a call option exercises the holder's right under the option, any gain or loss realized by a Fund upon the sale of the underlying security or underlying futures contract pursuant to such exercise will be short-term or long-term capital gain or loss to a Fund depending on the Fund's holding period for the underlying security or underlying futures contract.

With respect to call options purchased by a Fund, a Fund will realize short-term or long-term capital gain or loss if such option is sold and will realize short-term or long-term capital loss if the option is allowed to expire depending on the Fund's holding period for the call option. If such a call option is exercised, the amount paid by the Fund for the option will be added to the basis of the stock or futures contract so acquired.

Each Fund has available to it a number of elections under the Code concerning the treatment of option transactions for tax purposes. A Fund will utilize the tax treatment that, in a Fund's judgment, will be most favorable to a majority of investors in that Fund. Taxation of these transactions will vary according to the elections made by the Fund. These tax considerations may have an impact on investment decisions made by a Fund.

Each Fund, in its operations, also will utilize options on stock indices. Options on "broad based" stock indices are classified as "nonequity options" under the Code. Gains and losses resulting from the expiration, exercise, or closing of such nonequity options, as well as gains and losses resulting from futures contract transactions, will be treated as long-term capital gain or loss to the extent of 60% thereof and short-term capital gain or loss to the extent of 40% thereof (hereinafter, "blended gain or loss"). In addition, any nonequity option and futures contract held by a Fund on the last day of a fiscal year will be treated as sold for market value on that date, and gain or loss recognized as a result of such deemed sale will be blended gain or loss.

The trading strategies of a Fund involving nonequity options on stock indices may constitute "straddle" transactions. "Straddles" may affect the taxation of such instruments and may cause the postponement of recognition of losses incurred in certain closing transactions. Each Fund will also have available a number of elections under the Code concerning the treatment of option transactions for tax purposes. Each such Fund will utilize the tax treatment that, in the Fund's judgment, will be most favorable to a majority of investors in the Fund. Taxation of these transactions will vary according to the elections made by a Fund. These tax considerations may have an impact on investment decisions made by a Fund.

A Fund's transactions in certain options, under some circumstances, could preclude a Fund's qualifying for the special tax treatment available to investment companies meeting the requirements of Subchapter M of the Code.

Each Fund may invest in complex securities. These investments may be subject to numerous special and complex tax rules. These rules could affect whether gains and losses recognized by a Fund are treated as ordinary income or capital gain, accelerate the recognition of income to a Fund and/or defer a Fund's ability to recognize losses. In turn, those rules may affect the amount, timing or character of the income distributed to you by a Fund.

FUND DISTRIBUTIONS

Distributions of investment company taxable income will be taxable to shareholders as ordinary income, regardless of whether such distributions are paid in cash or are reinvested in additional Shares, to the extent of a Fund's earnings and profits. Each Fund anticipates that it will distribute substantially all of its investment company taxable income for each taxable year.

Each Fund may either retain or distribute to shareholders its excess of net long-term capital gains over net short-term capital losses (net capital gains). If such gains are distributed as a capital gains distribution, they are taxable to shareholders at rates applicable to long-term capital gains regardless of how long the shares were held. If any such gains are retained, a Fund will pay federal income tax thereon, and, if the Fund makes an election, the shareholders will include such undistributed gains in their income, will increase their basis in Fund shares by the difference between the amount of such includable gains and the tax deemed paid by such shareholder and will be able to claim their share of the tax paid by the Fund as a refundable credit.

If a Fund's distributions exceed its taxable income and capital gains realized during a taxable year, all or a portion of the distributions made in the same taxable year may be recharacterized as a return of capital to shareholders. A return of capital distribution will generally not be taxable but will reduce each shareholder's cost basis in a Fund and result in a higher reported capital gain or lower reported capital loss when those shares on which the distribution was received are sold, or exchanged.

Ordinarily, investors should include all dividends as income in the year of payment. However, dividends declared payable to shareholders of record in October, November, or December of one year, but paid in January of the following year, will be deemed for tax purposes to have been received by the shareholder and paid by a Fund in the year in which the dividends were declared.

Investors should be careful to consider the tax implications of purchasing a Fund's shares just prior to the ex-dividend date of any ordinary income dividend or capital gains distributions. Those investments will be taxable on the entire amount of the dividend or distribution received, even though some or all of the amount distributed may have been realized by a Fund prior to the investor's purchase.

Each Fund will provide an annual statement to shareholders describing the federal tax status of distributions paid (or deemed to be paid) by the Fund during the year, including the amount of dividends eligible for the corporate dividends-received deduction and for the reduced tax rates on qualified dividend income.

SALE, EXCHANGE, OR REDEMPTION OF FUND SHARES

The sale, exchange or redemption of a Fund share is generally a taxable event for the shareholder. Generally, if you hold your shares as a capital asset, gain or loss on the sale, exchange or redemption of a Fund share will be capital gain or loss. However, if a shareholder realizes a loss on the sale, exchange or redemption of a Fund share held for six months or less and has previously received a capital gains distribution with respect to the share (or any undistributed net capital gains of the Fund with respect to such share are included in determining the shareholder's long-term capital gains), the shareholder must treat the loss as a long-term capital loss to the extent of the amount of the prior capital gains distribution (or any undistributed net capital gains of the Fund that have been included in determining such shareholder's long-term capital gains). In addition, any loss realized on a sale or other disposition of Fund shares will be disallowed to the extent an investor repurchases (or enters into a contract or option to repurchase) shares within a period of 61 days (beginning 30 days before and ending 30 days after the disposition of the shares). This loss disallowance rule will apply to shares received through the reinvestment of dividends during the 61-day period.

FEDERAL EXCISE TAX

Each Fund may invest in complex securities. These investments may be subject to numerous special and complex tax rules. These rules could affect whether gains and losses recognized by a Fund are treated as ordinary income or capital gain, accelerate the recognition of income to a Fund and/or defer a Fund's ability to recognize losses. In turn, those rules may affect the amount, timing or character of the income distributed to you by a Fund.

If a Fund fails to distribute in a calendar year at least 98% of its ordinary income for the year and 98% of its capital gain net income (the excess of short and long term capital gains over short and long term capital losses) for the one-year period ending on October 31 of that year (and any retained amount from the prior calendar year), a Fund will be subject to a nondeductible 4% Federal excise tax on undistributed amounts not meeting the 98% threshold. Each Fund intends to make sufficient distributions to avoid triggering the tax, but can give no assurances that its distributions will be sufficient to eliminate all excise taxes.

BACK-UP WITHHOLDING

In certain cases a Fund will be required to withhold and remit to the U.S. Treasury an amount equal to the applicable back-up withholding rate applied to reportable taxable dividends and distributions, as well as the proceeds of any redemptions of Fund shares, paid to a shareholder who: (1) has failed to provide a correct taxpayer identification number (usually the shareholder's social security number); (2) is subject to back-up withholding by the Internal Revenue Service ("IRS"); (3) has failed to provide the Fund with the certifications required by the IRS to document that the shareholder is not subject to back-up withholding; or (4) has failed to certify that he or she is a U.S. person (including a U.S. resident alien).

STATE TAX ISSUES

Each Fund may be subject to tax or taxes in certain states where the Fund does business. Rules of state and local taxation of dividend and capital gains distributions from regulated investment companies often differ from the rules for federal income taxation described above. Shareholders are urged to consult their tax adviser regarding state and local tax rules affecting an investment in Fund shares.

Many states grant tax-free status to dividends paid to you from interest earned on direct obligations of the U.S. Government, subject in some states to minimum investment requirements that must be met by a fund. Investment in Ginnie Mae or Fannie Mae securities, bankers acceptances, commercial paper, and repurchase agreements collateralized by U.S. Government securities do not generally qualify for such tax-fee treatment. The rules on exclusion of this income are different for corporate shareholders.

OTHER INFORMATION

PORTFOLIO HOLDINGS

The Board has approved portfolio holdings disclosure policies that govern the timing and circumstances of disclosure to shareholders and third parties of information regarding the portfolio investments held by the Funds. These policies and procedures, as described below, are designed to ensure that disclosure of portfolio holdings is in the best interests of Fund shareholders, and address conflicts of interest between the interests of Fund shareholders and those of the Funds' Advisor, principal underwriter, or any affiliated person of the Funds, the Advisor, or the principal underwriter.


Information concerning the Funds' portfolio holdings may be disclosed in the ordinary course of business and as frequently as daily, but no earlier than one business day following the date of the information, to (i) certain personnel of those Service Providers that are involved in portfolio management and providing administrative, operational, risk management, or other support to portfolio management, including affiliated broker-dealers, and (ii) other personnel of the Advisor and other Service Providers, such as the Funds' administrator, custodian and fund accountant, who deal directly with, or assist in, functions related to investment management, administration, custody and fund accounting, as may be necessary to conduct business in the ordinary course in a manner consistent with agreements with the Funds and/or the terms of the Funds' current registration statement. As of December 31, 2007, the Funds disclose portfolio holdings information to the following entities as part of ongoing arrangements that serve legitimate business purposes:

--------------------------------------------------------------------------------
          INDIVIDUAL/ENTITY                FREQUENCY              TIME LAG
--------------------------------------------------------------------------------
Morningstar                                 Monthly           1-5 business days
--------------------------------------------------------------------------------
Lipper                                      Monthly           1-5 business days
--------------------------------------------------------------------------------
Thompson Financial                         Quarterly          1-5 business days
--------------------------------------------------------------------------------
Standard & Poor's                          Quarterly          1-5 business days
--------------------------------------------------------------------------------
Bloomberg                                  Quarterly          1-5 business days
--------------------------------------------------------------------------------
Vickers Stock Research                     Quarterly          1-5 business days
--------------------------------------------------------------------------------
Institutional Shareholder Services
(formerly, Investor Responsibility
Research Center)                             Weekly           1-5 business days
--------------------------------------------------------------------------------


The Funds' Chief Compliance  Officer,  or a Compliance Manager designated by the
Chief Compliance Officer, may also grant exceptions to permit additional disclosure of Fund portfolio holdings information at differing times and with different lag times (the period from the date of the information to the date the information is made available), if any, in instances where the Funds have legitimate business purposes for doing so, it is in the best interests of shareholders, and the recipients are subject to a duty of confidentiality, including a duty not to trade on the nonpublic information and are required to execute an agreement to that effect. The Board will be informed of any such disclosures at its next regularly scheduled meeting or as soon as is reasonably practicable thereafter. In no event shall the Funds, the Advisor, or any other party receive any direct or indirect compensation in connection with the disclosure of information about the Funds' portfolio holdings.

The Board exercises continuing oversight of the disclosure of the Funds' portfolio holdings by (1) overseeing the implementation and enforcement of the Portfolio Holdings Disclosure Policies and Procedures, the Code of Ethics, and the Protection of Non-Public Information Policies and Procedures (collectively, the portfolio holdings governing policies) by the Funds' Chief Compliance Officer and the Funds, (2) considering reports and recommendations by the Chief Compliance Officer concerning any material compliance matters (as defined in Rule 38a-1 under the 1940 Act and Rule 206(4)-7 under the Investment Advisers Act of 1940) that may arise in connection with any portfolio holdings governing policies, and (3) considering whether to approve or ratify any amendment to any portfolio holdings governing policies. The Board and the Funds reserve the right to amend the Policies and Procedures at any time and from time to time without prior notice in their sole discretion. For purposes of the Policies and Procedures, the term "portfolio holdings" means the equity and debt securities (E.G., stocks and bonds) held by a Fund and does not mean the cash investments, derivatives, and other investment positions (collectively, other investment positions) held by a Fund.

In addition to the permitted disclosures described above, the Funds must disclose their complete holdings quarterly within 60 days of the end of each fiscal quarter in the Annual Report and Semi-Annual Report to Fund shareholders and in the quarterly holdings report on Form N-Q. These reports are available, free of charge, on the EDGAR database on the SEC's web site at www.sec.gov.

VOTING RIGHTS

Each share has one vote with respect to matters upon which a shareholder vote is required consistent with the requirements of the 1940 Act and the rules promulgated thereunder. You receive one vote for every full Fund share owned. Each Fund or class of a Fund, if applicable, will vote separately on matters relating solely to that Fund or class. All shares of the Funds are freely transferable.

As a Delaware statutory trust, the Trust is not required to hold annual Shareholder meetings unless otherwise required by the 1940 Act. However, a meeting may be called by Shareholders owning at least 10% of the outstanding shares of the Trust. If a meeting is requested by Shareholders, the Trust will provide appropriate assistance and information to the Shareholders who requested the meeting. Shareholder inquiries can be made by calling 800.820.0888 or 301.296.5100, or by writing to the Trust at 9601 Blackwell Road, Suite 500, Rockville, Maryland 20850.


REPORTING

You will receive the Trust's unaudited financial information and audited financial statements. In addition, the Trust will send you proxy statements and other reports. If you are a customer of a financial institution that has purchased shares of a Fund for your account, you may, depending upon the nature of your account, receive all or a portion of this information directly from your financial institution.


SHAREHOLDER INQUIRIES

Shareholders may visit the Trust's web site at  www.rydexinvestments.com or call
800.820.0888 or 301.296.5100 to obtain information on account statements, procedures, and other related information.


INDEX PUBLISHERS INFORMATION


STANDARD & POOR'S

Standard & Poor's does not sponsor, endorse, sell or promote the Funds and makes no representation or warranty, implied or express, to the investors in the Funds, or any members of the public, regarding:

     o    the advisability of investing in index funds;

     o    the ability of any index to track stock market performance;

     o the accuracy and/or the completeness of the aforementioned indices or any data included therein;

     o the results to be obtained by any of the Funds, the investors in the Funds, or any person or entity from the use of the indices or data included therein; and

     o the merchantability or fitness for a particular purpose for use with respect to the indices or any data included therein.

Further, S&P does not:

     o    Recommend that any person invest in the Funds or any other securities;

     o Have any responsibility or liability for or make any decisions about the timing, amount or pricing of the Funds, including calculation of NAV;

     o    Have  any   responsibility   or  liability  for  the   administration,
          management or marketing of the Funds;

     o    Consider  the  needs of the  Funds or the  investors  in the  Funds in
          determining,   composing  or  calculating   the  indexes  or  has  any
          obligation to do so;

     o Will have any liability in connection with the Funds or for any errors, omissions or interruptions in connection with the indexes or the related data;

     o Will be liable for any lost profits or indirect punitive, special or consequential damages or losses, even if such Index Publisher knows that they might occur.

"Standard & Poor's(R)," "S&P(R)," "S&P 500(R)," "Standard & Poor's 500" and "500," are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by Rydex Investments. The Rydex Funds are not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in the Rydex Funds.

DOW JONES

Dow Jones, Dow Jones Industrial Average (SM), DJIA (SM), or other relevant marks/names of the index are service marks of Dow Jones & Company, Inc. Dow Jones has no relationship to the Rydex Funds, other than the licensing of the Dow Jones Industrial Average (DJIA) and its service marks for use in connection with the Funds. The Rydex Funds are not sponsored, endorsed, sold or promoted by Dow Jones and Dow Jones makes no representation regarding the advisability of investing in the Rydex Funds.

NASDAQ


The NASDAQ-100(R) 2x Strategy and Inverse NASDAQ-100(R) 2x Strategy Funds (the "NASDAQ Funds") are not sponsored, endorsed, sold or promoted by The NASDAQ OMX Group, Inc. or its affiliates (NASDAQ OMX, with its affiliates, are referred to as the "Corporations"). The Corporations have not passed on the legality or suitability of, or the accuracy or adequacy of descriptions and disclosures relating to, the NASDAQ Funds. The Corporations make no representation or warranty, express or implied to the owners of the NASDAQ Funds or any member of the public regarding the advisability of investing in securities generally or in the NASDAQ Funds particularly, or the ability of the NASDAQ-100 Index(R) to track general stock market performance. The Corporations' only relationship to Rydex Investments ("Licensee") is in the licensing of the NASDAQ(R), NASDAQ-100(R), NASDAQ-100 Index(R) registered trademarks, and certain trade names of the Corporations and the use of the NASDAQ-100 Index(R) which is determined, composed and calculated by Nasdaq without regard to Licensee or the NASDAQ Funds. Nasdaq has no obligation to take the needs of the Licensee or the owners of the NASDAQ Funds into consideration in determining, composing or calculating the NASDAQ-100 Index(R). The Corporations are not responsible for and have not participated in the determiniation of the timing of, prices at, or quantities of the NASDAQ Funds to be issued or in the determination or calculation of the equation by which the NASDAQ Funds are to be converted into cash. The Corporations have no liability in connection with the administration, marketing or trading of the NASDAQ Funds.


THE CORPORATIONS DO NOT GUARANTEE THE ACCURACY AND/OR UNINTERRUPTED CALCULATION OF THE NASDAQ-100 INDEX(R) OR ANY DATA INCLUDED THEREIN. THE CORPORATIONS MAKE NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY LICENSSE, OWNERS OF THE NASDAQ FUNDS, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE NASDAQ-100 INDEX(R) OR ANY DATA INCLUDED THEREIN. THE CORPORATIONS MAKE NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIM ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE NASDAQ-100 INDEX(R) OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL THE CORPORATIONS HAVE ANY LIABILITY FOR ANY LOST PROFITS OR SPECIAL, INCIDENTAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES, EVEN IF NOTIFED OF SUCH DAMAGES.

FRANK RUSSELL COMPANY ("RUSSELL")

The Russell 2000(R) 2x Strategy and Inverse Russell 2000(R) 2x Strategy Funds are not sponsored, endorsed, sold or promoted by Russell. Russell makes no representation or warranty, express or implied, to the owners of the Funds or any member of the public regarding the advisability of investing in securities generally or in the Funds particularly or the ability of the Russell 2000(R) Index to track general stock market performance or a segment of the same. Russell's publication of the Russell 2000(R) Index in no way suggests or implies an opinion by Russell as to the advisability of investment in any or all of the securities upon which the Russell 2000(R) Index is based. Russell's only relationship to the Trust is the licensing of certain trademarks and trade names of Russell and of the Russell 2000(R) Index which is determined, composed and calculated by Russell without regard to the Trust or the Funds. Russell is not responsible for and has not reviewed the Funds nor any associated literature or publications and Russell makes no representation or warranty express or implied as to their accuracy or completeness, or otherwise. Russell reserves the right, at any time and without notice, to alter, amend, terminate or in any way change the Russell 2000(R) Index. Russell has no obligation or liability in connection with the administration, marketing or trading of the Funds.

Russell does not guarantee the accuracy and/or the completeness of the Russell 2000(R) Index or any data included therein and Russell shall have no liability for any errors, omissions, or interruptions therein. Russell makes no warranty, express or implied, as to results to be obtained by the Trust, investors, owners of the funds, or any other person or entity from the use of the Russell 2000(R) Index or any data included therein. Russell makes no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the Russell 2000(R) Index or any data included therein. Without limiting any of the foregoing, in no event shall Russell have any liability for any special, punitive, indirect, or consequential damages (including lost profits), even if notified of the possibility of damages.

COUNSEL


Morgan, Lewis & Bockius LLP, 1111 Pennsylvania Avenue NW, Washington, DC 20004, serves as counsel to the Trust.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

PricewaterhouseCoopers LLP, 100 East Pratt Street, Suite 1900, Baltimore, Maryland 21202, serves as the independent registered public accounting firm of the Trust and each of the Funds.

CUSTODIAN

U.S. Bank, N.A. (the "Custodian"), 425 Walnut Street, Cincinnati, Ohio 45202, serves as custodian for the Trust and the Funds under a custody agreement between the Trust and the Custodian. Under the custody agreement, the Custodian holds the portfolio securities of each Fund and maintains all necessary related accounts and records.

FINANCIAL STATEMENTS

The Trust's financial statements for the fiscal year ended December 31, 2007, including notes thereto and the report of PricewaterhouseCoopers LLP are incorporated by reference into this SAI. A copy of the Trust's Annual Report to Shareholders must accompany the delivery of this SAI.

                                   APPENDIX A

                                RYDEX INVESTMENTS
                      PROXY VOTING POLICIES AND PROCEDURES

I.   INTRODUCTION

     PADCO Advisors, Inc. and PADCO Advisors II, Inc., together doing business as Rydex Investments, generally are responsible for voting proxies with respect to securities held in client accounts, including clients registered as investment companies under the Investment Company Act of 1940 ("Funds") and clients that are pension plans ("Plans") subject to the Employee Retirement Income Security Act of 1974 ("ERISA"). This document sets forth Rydex Investments' policies and guidelines with respect to proxy voting and its procedures to comply with SEC Rule 206(4)-6 under the Investment Advisers Act of 1940. Specifically, Rule 206(4)-6 requires that we:

     o    Adopt  and  implement  written  policies  and  procedures   reasonably
          designed to ensure that we vote client securities in the best interest of clients;

     o Disclose to clients how they may obtain information from us about how we voted proxies for their securities; and

     o Describe our proxy voting policies and procedures to clients and furnish them a copy of our policies and procedures on request.

II.  PROXY VOTING POLICIES AND PROCEDURES

     A.   Proxy Voting Policies

     Proxies may have economic value and, where Rydex Investments is given responsibility for voting proxies, we must take reasonable steps under the circumstances to ensure that proxies are received and voted in the best long-term economic interests of our clients, which generally means voting proxies with a view to enhancing the value of the shares of stock held in client accounts, considering all relevant factors and without undue influence from individuals or groups who may have an economic interest in the outcome of the proxy vote. Our authority is initially established by our advisory contracts or comparable documents. Clients, however, may change their proxy voting direction at any time.

     The financial interest of our clients is the primary consideration in determining how proxies should be voted. Any material conflicts of interest between Rydex Investments and our clients with respect to proxy voting are resolved in the best interests of clients, in accordance with the procedures described in Section III, below.

     B.   Proxy Voting Procedures

     Rydex Investments utilizes the services of an outside proxy voting firm, Institutional Shareholder Services ("ISS"), to act as agent for the proxy process, to maintain records on proxy votes for our clients, and to provide independent research on corporate governance, proxy and corporate responsibility issues. In the absence of contrary instructions received from Rydex Investments, ISS will vote proxies in accordance with the proxy voting guidelines (the "Guidelines") attached as SCHEDULE A hereto, as such

Guidelines may be revised from time to time by Rydex Investments' portfolio management group (the "Committee"). Under its arrangement with ISS, Rydex Investments has agreed to:

     o provide ISS with a copy of the Guidelines and to inform ISS promptly of any changes to the Guidelines;

     o deliver to ISS, on a timely basis, all documents, information and materials necessary to enable ISS to provide the services contemplated to be performed by it on a timely and efficient basis (such as conveying to ISS a power of attorney with respect to the services to be provided hereunder and providing ISS on a timely basis with Rydex Investments' authorized stamp, proxy cards, special voting instructions, authorization letters to custodian banks and any other materials necessary for the performance by ISS of its duties);

     o provide ISS with a data file containing portfolio information (such as account numbers, share amounts, and security identifiers such as cusip and/or serial numbers) on a regular basis; and

     o coordinate with ISS with respect to the classification of proxy items and for the treatment of items not clearly defined under the Guidelines.

III. RESOLVING POTENTIAL CONFLICTS OF INTEREST

     The Committee is responsible for identifying potential conflicts of interest in regard to the proxy voting process. Examples of potential conflicts of interest include:

     o managing a pension plan for a company whose management is soliciting proxies;

     o having a material business relationship with a proponent of a proxy proposal in which this business relationship may influence how the proxy vote is cast; and

     o Rydex Investments, its employees or affiliates having a business or personal relationship with participants in a proxy contest, corporate directors or candidates for directorships.

     To ensure that all proxies are voted in the best interests of clients and are not the product of any potential conflict of interest, if a potential conflict of interest exists Rydex Investments will instruct ISS to vote in accordance with the established Guidelines. In the absence of established Guidelines (I.E., in instances where the Guidelines provide for a "case-by-case" review), Rydex Investments may vote a proxy regarding that proposal in any of the following manners:

     o REFER PROPOSAL TO THE CLIENT - Rydex Investments may refer the proposal to the client and obtain instructions from the client on how to vote the proxy relating to that proposal.

     o OBTAIN CLIENT RATIFICATION - If Rydex Investments is in a position to disclose the conflict to the client (I.E., such information is not confidential), Rydex Investments may determine how it proposes to vote the proposal on which it has a conflict, fully disclose the nature of the conflict to the client, and obtain the client's consent to how Rydex Investments will vote on the proposal (or otherwise obtain instructions from the client on how the proxy on the proposal should be voted).

     o USE AN INDEPENDENT THIRD PARTY FOR ALL PROPOSALS - Subject to any client imposed proxy voting policies, Rydex Investments may vote all proposals in a proxy according to the policies of an independent third party, such as ISS or a similar entity (or to have the third party vote such proxies).

     o USE AN INDEPENDENT THIRD PARTY TO VOTE THE SPECIFIC PROPOSALS THAT INVOLVE A CONFLICT - Subject to any client imposed proxy voting policies, Rydex Investments may use an independent third party (such as ISS) to recommend how the proxy for specific proposals that involve a conflict should be voted (or to have the third party vote such proxies).

IV.  SECURITIES SUBJECT TO LENDING ARRANGEMENTS

     For various legal or administrative reasons, Rydex Investments is often unable to vote securities that are, at the time of such vote, on loan pursuant to a client's securities lending arrangement with the client's custodian. Rydex Investments will refrain from voting such securities where the costs to the client and/or administrative inconvenience of retrieving securities then on loan outweighs the benefit of voting, assuming retrieval under such circumstances is even feasible and/or possible. In certain extraordinary situations, Rydex Investments may seek to have securities then on loan pursuant to such securities lending arrangements retrieved by the client's custodian for voting purposes. This decision will generally be made on a case-by-case basis depending on whether, in Rydex Investments' judgment, the matter to be voted on has critical significance to the potential value of the securities in question, the relative cost and/or administrative inconvenience of retrieving the securities, the significance of the holding and whether the stock is considered a long-term holding. There can be no guarantee that any such securities can be retrieved for such purpose.

V.   SPECIAL ISSUES WITH VOTING FOREIGN PROXIES

     Voting proxies with respect to shares of foreign stocks may involve significantly greater effort and corresponding cost due to the variety of regulatory schemes and corporate practices in foreign countries with respect to proxy voting. Because the cost of voting on a particular proxy proposal could exceed the expected benefit to a client (including an ERISA Plan), Rydex Investments may weigh the costs and benefits of voting on proxy proposals relating to foreign securities and make an informed decision on whether voting a given proxy proposal is prudent.

VI.  ASSISTANCE WITH FORM N-PX AND PROXY VOTING RECORD

     Rydex Investments shall assist its Fund clients in disclosing the following information on Form N-PX for each proxy matter relating to a portfolio security considered at any shareholder meeting held during the period covered by the report and with respect to which Rydex Investments, or ISS as its agent, voted on the client's behalf by providing the following information to the Fund on a regular quarterly basis within 30 days after the end of the quarter:

      (i)   The name of the issuer of the portfolio security;

      (ii) The exchange ticker symbol of the portfolio security (if available through reasonably practicable means);

      (iii) The Council on Uniform Security Identification Procedures ("CUSIP") number for the portfolio security (if available through reasonably practicable means);

      (iv)  The shareholder meeting date;

      (v)   A brief identification of the matter voted on;

      (vi) Whether the matter was proposed by the issuer or by a security holder;

      (vii) Whether Rydex Investments (or ISS as its agent) cast the client's vote on the matter;

      (viii)How Rydex Investments (or ISS as its agent) cast the client's vote (I.E., for or against proposal, or abstain; for or withhold regarding election of directors); and

      (ix) Whether Rydex Investments (or ISS as its agent) cast the client's vote for or against management.

VII. DISCLOSURE OF HOW TO OBTAIN VOTING INFORMATION

     On or before August 6, 2003, Rule 206(4)-6 requires Rydex Investments to disclose in response to any client request how the client can obtain information from Rydex Investments on how its securities were voted. Rydex Investments will disclose in Part II of its Form ADV that clients can obtain information on how their securities were voted by making a written request to Rydex Investments. Upon receiving a written request from a client, Rydex Investments will provide the information requested by the client within a reasonable amount of time.

     Rule 206(4)-6 also requires Rydex Investments to describe its proxy voting policies and procedures to clients, and upon request, to provide clients with a copy of those policies and procedures. Rydex Investments will provide such a description in Part II of its Form ADV. Upon receiving a written request from a client, Rydex Investments will provide a copy of this policy within a reasonable amount of time.

     If approved by the client, this policy and any requested records may be provided electronically.

VIII. RECORDKEEPING

Rydex Investments shall keep the following records for a period of at least five years, the first two in an easily accessible place:

     (i)    A copy of this Policy;

     (ii)   Proxy Statements received regarding client securities;

     (iii)  Records of votes cast on behalf of clients;

     (iv) Any documents prepared by Rydex Investments that were material to making a decision how to vote, or that memorialized the basis for the decision; and

     (v)    Records of client requests for proxy voting information,

     With respect to Rydex Investments' Fund clients, the Fund shall maintain a copy of each of the records that is related to proxy votes on behalf of the Fund by Rydex Investments. Additionally, Rydex Investments may keep Fund client records as part of Rydex Investments' records.

     Rydex Investments may rely on proxy statements filed on the SEC's EDGAR system instead of keeping its own copies, and may rely on proxy statements and records of proxy votes cast by Rydex Investments that are maintained with a third party, such as ISS, provided that Rydex Investments has obtained an undertaking from the third party to provide a copy of the documents promptly upon request.

                                   SCHEDULE A
                                       TO
                                RYDEX INVESTMENTS
                      PROXY VOTING POLICIES AND PROCEDURES

                             PROXY VOTING GUIDELINES

Rydex Investments believes that management is generally in the best position to make decisions that are essential to the ongoing operation of the company and which are not expected to have a major impact on the corporation and its shareholders. Accordingly, Rydex Investments will generally vote with management on "routine items" of a corporate administrative nature. Rydex Investments will generally review all "non-routine items" (I.E., those items having the potential for major economic impact on the corporation and the long-term value of its shares) on a case-by-case basis.

BOARD OF DIRECTORS

A. Director Nominees in Uncontested Elections                    Vote With Mgt.
B. Chairman and CEO is the Same Person                           Vote With Mgt.
C. Majority of Independent Directors                             Vote With Mgt.
D. Stock Ownership Requirements                                  Vote With Mgt.
E. Limit Tenure of Outside Directors                             Vote With Mgt.
F. Director and Officer Indemnification and Liability Protection Vote With Mgt.
G. Eliminate or Restrict Charitable Contributions                Vote With Mgt.

PROXY CONTESTS

A. Voting for Director Nominees in Contested Election            Vote With Mgt.
B. Reimburse Proxy Solicitation                                  Vote With Mgt.

AUDITORS

A. Ratifying Auditors                                            Vote With Mgt.

PROXY CONTEST DEFENSES

A. Board Structure - Classified Board                            Vote With Mgt.
B. Cumulative Voting                                             Vote With Mgt.
C. Shareholder Ability to Call Special Meetings                  Vote With Mgt.

TENDER OFFER DEFENSES

A. Submit Poison Pill for shareholder ratification                Case-by-Case
B. Fair Price Provisions                                         Vote With Mgt.
C. Supermajority Shareholder Vote Requirement                    Vote With Mgt.
     To Amend the Charter or Bylaws
D. Supermajority Shareholder Vote Requirement                    Vote With Mgt.

MISCELLANEOUS GOVERNANCE PROVISIONS

A. Confidential Voting                                           Vote With Mgt.
B. Equal Access                                                  Vote With Mgt.
C. Bundled Proposals                                             Vote With Mgt.

CAPITAL STRUCTURE

A. Common Stock Authorization                                    Vote With Mgt.
B. Stock Splits                                                  Vote With Mgt.
C. Reverse Stock Splits                                          Vote With Mgt.
D. Preemptive Rights                                             Vote With Mgt.
E. Share Repurchase Programs                                     Vote With Mgt.

EXECUTIVE AND DIRECTOR COMPENSATION

A. Shareholder Proposals to Limit Executive and                   Case-by-Case
     Directors Pay
B. Shareholder Ratification of Golden and Tin Parachutes         Vote With Mgt.
C. Employee Stock Ownership Plans                                Vote With Mgt.
D. 401(k) Employee Benefit Plans                                 Vote With Mgt.

STATE OF INCORPORATION

A. Voting on State Takeover Plans                                Vote With Mgt.
B. Voting on Reincorporation Proposals                           Vote With Mgt.

MERGERS AND CORPORATE RESTRUCTURINGS

A. Mergers and Acquisitions                                        Case-by-Case
B. Corporate Restructuring                                       Vote With Mgt.
C. Spin-Offs                                                     Vote With Mgt.
D. Liquidations                                                  Vote With Mgt.

SOCIAL AND ENVIRONMENTAL ISSUES

A. Issues with Social/Moral Implications                         Vote With Mgt.

                                             PART C: OTHER INFORMATION

ITEM 23.    EXHIBITS:


(a)(1) Amended and Restated Certificate of Trust of Rydex Dynamic Funds (the "Registrant" or the "Trust") dated November 23, 1999 is incorporated herein by reference to Exhibit (a)(3) of Pre-Effective Amendment No. 1 to the Registrant's Registration Statement on Form N-1A (File No. 333-84797), as filed with the U.S. Securities and
            Exchange Commission (the "SEC") via EDGAR Accession No. 0000912057-99-007412 on November 24,1999.

(a)(2) Declaration of Trust of the Registrant dated August 6, 1999, as revised November 23, 1999, is incorporated herein by reference to Exhibit (a)(4) of Pre-Effective Amendment No. 1 to the Registrant's Registration Statement on Form N-1A (File No. 333-84797), as filed with the SEC via EDGAR Accession No. 0000912057-99-007412 on November 24, 1999.

(a)(3) Amendment dated November 21, 2005 to the Declaration of Trust of the Registrant dated August 6, 1999, as revised November 23, 1999, is incorporated herein by reference to Exhibit (a)(3) of Post-Effective Amendment No. 11 to the Registrant's Registration Statement on Form N-1A (File No. 333-84797), as filed with the SEC via EDGAR Accession No. 0001122775-06-000217 on February 16, 2006.

(b) Amended and Restated By-Laws of the Registrant are incorporated herein by reference to Exhibit (b) of Post-Effective Amendment No. 11 to the Registrant's Registration Statement on Form N-1A (File No. 333-84797), as filed with the SEC via EDGAR Accession No. 0001122775-06-000217 on February 16, 2006.


(c)         Not Applicable.


(d) Advisory Agreement dated January 18, 2008 between the Registrant and PADCO Advisors, Inc. is incorporated herein by reference to Exhibit
            (d) of Post-Effective Amendment No. 15 to the Registrant's Registration Statement on Form N-1A (File No. 333-84797), as filed with the SEC via EDGAR Accession No. 0000935069-08-000462 on February 29, 2008.

(e) Distribution Agreement dated January 18, 2008 between the Registrant and Rydex Distributors, Inc. is incorporated herein by reference to Exhibit (e) of Post-Effective Amendment No. 15 to the Registrant's Registration Statement on Form N-1A (File No. 333-84797), as filed with the SEC via EDGAR Accession No. 0000935069-08-000462 on February 29, 2008.

(f)         Not Applicable.

(g) Custody Agreement dated January 18, 2000 between the Registrant and Firstar Bank, N.A. (now, US Bank) is incorporated herein by reference to Exhibit (g) of Post-Effective Amendment No. 10 to the Registrant's Registration Statement on Form N-1A (File No.
            333-84797), as filed with the SEC via EDGAR Accession No. 0000935069-05-001082 on May 2, 2005.

(h)(1) Amended and Restated Service Agreement dated May 1, 2000, as amended and restated as of November 15, 2004, between the Registrant and Rydex Fund Services, Inc. is incorporated herein by reference to Exhibit (h)(1) of Post-Effective Amendment No. 10 to the
            Registrant's   Registration   Statement   on  Form  N-1A  (File  No.
            333-84797), as filed with the SEC via EDGAR Accession No. 0000935069-05-001082 on May 2, 2005.

(h)(2) Amendment dated February 17, 2006 to the Amended and Restated Service Agreement dated May 1, 2000, as amended and restated as of November 15, 2004, between the Registrant and Rydex Fund Services, Inc. is incorporated herein by reference to Exhibit (h)(2) of Post-Effective Amendment No. 12 to the Registrant's Registration Statement on Form N-1A (File No. 333-84797), as filed with the SEC via EDGAR Accession No. 0000935069-06-001286 on May 1, 2006.

(h)(3) Accounting Services Agreement dated May 1, 2000 between the Registrant and PADCO Service Company, Inc., d/b/a Rydex Fund Services, Inc. is incorporated herein by reference to Exhibit (h)(2) of Post-Effective Amendment No. 3 to the Registrant's Registration Statement on Form N-1A (File No. 333-84797), as filed with the SEC via EDGAR Accession No. 0000922329-01-500020 on April 30, 2001.

(h)(4) Amendment dated November 10, 2003 to the Accounting Services Agreement dated May 1, 2000 between the Registrant and Rydex Fund Services, Inc. is incorporated herein by reference to Exhibit (h)(5) of Post-Effective Amendment No. 9 to the Registrant's Registration Statement on Form N-1A (File No. 333-84797), as filed with the SEC via EDGAR Accession No. 0000935069-04-000622 on April 26, 2004.

(h)(5) Amendment dated February 17, 2006 to the Accounting Services Agreement dated May 1, 2000 between the Registrant and Rydex Fund Services, Inc. is incorporated herein by reference to Exhibit (h)(5) of Post-Effective Amendment No. 12 to the Registrant's Registration Statement on Form N-1A (File No. 333-84797), as filed with the SEC via EDGAR Accession No. 0000935069-06-001286 on May 1, 2006.


(i) Opinion and Consent of Counsel, Morgan, Lewis & Bockius LLP, is filed herewith.

(j)         Consent  of   Independent   Registered   Public   Accounting   Firm,
            PricewaterhouseCoopers LLP, is filed herewith.

(k)         Not Applicable.

(l)         Not Applicable.


(m)(1) A-Class and H-Class Shares Distribution Plan dated February 25, 2000 is incorporated herein by reference to Exhibit (m) of Post-Effective Amendment No. 3 to the Registrant's Registration Statement on Form N-1A (File No. 333-

            84797),   as  filed   with   the  SEC  via   EDGAR   Accession   No.
            0000922329-01-500020 on April 30, 2001.

(m)(2) Amendment dated February 17, 2006 to the A-Class and H-Class Shares Distribution Plan dated February 25, 2000 is incorporated herein by reference to Exhibit (m)(2) of Post-Effective Amendment No. 12 to the Registrant's Registration Statement on Form N-1A (File No. 333-84797), as filed with the SEC via EDGAR Accession No. 0000935069-06-001286 on May 1, 2006.

(m)(3) C-Class Shares Distribution and Shareholder Services Plan dated August 28, 2000 is incorporated herein by reference to Exhibit
            (m)(1) of Post-Effective Amendment No. 3 to the Registrant's Registration Statement on Form N-1A (File No. 333-84797), as filed with the SEC via EDGAR Accession No. 0000922329-01-500020 on April 30, 2001.

(m)(4) Amendment dated February 17, 2006 to the C-Class Shares Distribution and Shareholder Services Plan dated August 28, 2000 is incorporated herein by reference to Exhibit (m)(4) of Post-Effective Amendment No. 12 to the Registrant's Registration Statement on Form N-1A (File No. 333-84797), as filed with the SEC via EDGAR Accession No. 0000935069-06-001286 on May 1, 2006.

(n)(1) Rule 18f-3 Multiple Class Plan dated August 28, 2000 is incorporated herein by reference to Exhibit (0) of Post-Effective Amendment No. 3 to the Registrant's Registration Statement on Form N-1A (File No. 333-84797), as filed with the SEC via EDGAR Accession No. 0000922329-01-500020 on April 30, 2001.

(n)(2) Amendment dated November 14, 2000 to the Rule 18f-3 Multiple Class Plan dated August 28, 2000 is incorporated herein by reference to Exhibit (n)(2) of Post-Effective Amendment No. 10 to the
            Registrant's   Registration   Statement   on  Form  N-1A  (File  No.
            333-84797), as filed with the SEC via EDGAR Accession No. 0000935069-05-001082 on May 2, 2005.

(n)(3) Amendment dated March 2, 2001 to the Rule 18f-3 Multiple Class Plan dated August 28, 2000 is incorporated herein by reference to Exhibit
            (n)(3) of Post-Effective Amendment No. 10 to the Registrant's Registration Statement on Form N-1A (File No. 333-84797), as filed with the SEC via EDGAR Accession No. 0000935069-05-001082 on May 2, 2005.

(n)(4) Amendment dated November 18, 2002 to the Rule 18f-3 Multiple Class Plan dated August 28, 2000 is incorporated herein by reference to Exhibit (n)(4) of Post-Effective Amendment No. 10 to the
            Registrant's   Registration   Statement   on  Form  N-1A  (File  No.
            333-84797), as filed with the SEC via EDGAR Accession No. 0000935069-05-001082 on May 2, 2005.

(n)(5) Amendment dated February 17, 2006 to the Rule 18f-3 Multiple Class Plan dated August 28, 2000 is incorporated herein by reference to Exhibit (n)(6) of Post-Effective Amendment No. 12 to the
            Registrant's   Registration   Statement   on  Form  N-1A  (File  No.
            333-84797), as filed with the SEC via EDGAR Accession No. 0000935069-06-001286 on May 1, 2006.

(o)         Not Applicable.


(p) Combined Code of Ethics for the Registrant, Rydex Series Funds, Rydex ETF Trust, Rydex Variable Trust, PADCO Advisors, Inc. d/b/a Rydex Investments, PADCO Advisors II, Inc. d/b/a Rydex Investments, Rydex Capital Partners I, LLC, Rydex Capital Partners II, LLC, and Rydex Distributors, Inc. is incorporated herein by reference to Exhibit (p)(1) of Post-Effective Amendment No. 30 to Rydex Variable Trust's Registration Statement on Form N-1A (File No. 333-57017), as filed with the SEC via EDGAR Accession No. 0001104659-08-009438 on February 12, 2008.

(q)         Powers of Attorney for Werner E. Keller,  Thomas F. Lydon,  Corey A.
            Colehour, J. Kenneth Dalton, John O. Demaret, Patrick T. McCarville, and Roger Somers are incorporated herein by reference to Exhibit (q) of Post-Effective Amendment No. 13 to the Registrant's Registration Statement on Form N-1A (File No. 333-84797), as filed with the SEC via EDGAR Accession No. 0000935069-07-000278 on February 14, 2007.


ITEM 24.    PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

Not Applicable.

ITEM 25.    INDEMNIFICATION


The Registrant is organized as a Delaware statutory trust and is operated pursuant to an Amended and Restated Declaration of Trust, dated as of November 23, 1999 (the "Declaration of Trust"), that permits the Registrant to indemnify its trustees and officers under certain circumstances. Such indemnification, however, is subject to the limitations imposed by the Securities Act of 1933, and the Investment Company Act of 1940. The Declaration of Trust of the Registrant provides that officers and trustees of the Trust shall be indemnified by the Trust against liabilities and expenses of defense in proceedings against them by reason of the fact that they each serve as an officer or trustee of the Trust or as an officer or trustee of another entity at the request of the entity. This indemnification is subject to the following conditions:


      (a) no trustee or officer of the Trust is indemnified against any liability to the Trust or its security holders which was the result of any willful misfeasance, bad faith, gross negligence, or reckless disregard of his duties;

      (b) officers and trustees of the Trust are indemnified only for actions taken in good faith which the officers and trustees believed were in or not opposed to the best interests of the Trust; and

      (c) expenses of any suit or proceeding will be paid in advance only if the persons who will benefit by such advance undertake to repay the expenses unless it subsequently is determined that such persons are entitled to indemnification.

The Declaration of Trust of the Registrant provides that if indemnification is not ordered by a court, indemnification may be authorized upon determination by shareholders, or by a majority vote of a quorum of the trustees who were not parties to the proceedings or, if this quorum is not obtainable, if directed by a quorum of disinterested trustees, or by independent legal counsel in a written opinion, that the persons to be indemnified have met the applicable standard.

ITEM 26.    BUSINESS AND OTHER CONNECTIONS OF THE INVESTMENT ADVISER

Any other business, profession, vocation or employment of a substantial nature in which each director or principal officer of the Advisor is or has been, at any time during the last two fiscal years, engaged for his or her own account or in the capacity of director, officer, employee, partner or trustee are as follows:


PADCO Advisors, Inc., d/b/a Rydex Investments (the "Advisor") is the investment adviser for the Trust. The Advisor also serves as investment adviser to a number of other investment companies. The principal address of the Advisor is 9601 Blackwell Road, Suite 500, Rockville, Maryland 20850. The Advisor is an investment adviser registered under the Investment Advisers Act of 1940.

----------------------------------------------------------------------------------------------------------------------
        NAME            POSITION  WITH ADVISOR                               OTHER BUSINESS
----------------------------------------------------------------------------------------------------------------------
 Carl G. Verboncoeur    Chief Executive Officer   Director of ICI Mutual Insurance Company
                       (CEO) and Director         --------------------------------------------------------------------
                                                  President, CEO and Treasurer of Rydex Fund Services, Inc.
                                                  --------------------------------------------------------------------
                                                  CEO and Treasurer of PADCO Advisors, Inc.
                                                  --------------------------------------------------------------------
                                                  CEO and Treasurer of PADCO Advisors II, Inc.
                                                  --------------------------------------------------------------------
                                                  Executive Vice President and Treasurer of Rydex Capital Partners I,
                                                  LLC
                                                  --------------------------------------------------------------------
                                                  Executive Vice President and Treasurer of Rydex Capital Partners II,
                                                  LLC
                                                  --------------------------------------------------------------------
                                                  President and Trustee of Rydex Series Funds
                                                  --------------------------------------------------------------------
                                                  President and Trustee of Rydex Dynamic Funds
                                                  --------------------------------------------------------------------
                                                  President and Trustee of Rydex Variable Trust
                                                  --------------------------------------------------------------------
                                                  President and Trustee of Rydex ETF Trust
                                                  --------------------------------------------------------------------
                                                  Vice President and Trustee of Rydex Capital Partners SPhinX Fund
                                                  --------------------------------------------------------------------
                                                  President, CEO and Treasurer of Rydex Distributors, Inc.
----------------------------------------------------------------------------------------------------------------------
 Michael P. Byrum       President, Chief          Executive Vice President and Secretary of Rydex Fund Services,
                       Investment Officer,        Inc.
                       Director, and Secretary    --------------------------------------------------------------------
                                                  President and Secretary of PADCO Advisors, Inc.
                                                  --------------------------------------------------------------------
                                                  President and Secretary of PADCO Advisors II, Inc.
                                                  --------------------------------------------------------------------
                                                  President and Secretary of Rydex Capital Partners I, LLC
                                                  --------------------------------------------------------------------
                                                  President and Secretary of Rydex Capital Partners II, LLC
                                                  --------------------------------------------------------------------
                                                  Trustee and Vice President of Rydex Series Funds
                                                  --------------------------------------------------------------------
                                                  Trustee and Vice President of Rydex Dynamic Funds
                                                  --------------------------------------------------------------------
                                                  Trustee and Vice President of Rydex Variable Trust
                                                  --------------------------------------------------------------------
                                                  Trustee and Vice President of Rydex ETF Trust
                                                  --------------------------------------------------------------------
                                                  Trustee and President of Rydex Capital Partners SPhinX Fund
-----------------------------------------------------------------------------------------------------------------------
 Joanna M. Haigney      Chief  Compliance         Vice President of Compliance of PADCO Advisors, Inc.
                       Officer                    --------------------------------------------------------------------
                                                  Vice President of Compliance of PADCO Advisors II, Inc.
                                                  --------------------------------------------------------------------
                                                  Chief Compliance Officer and Secretary of Rydex Series Funds
                                                  --------------------------------------------------------------------
                                                  Chief Compliance Officer and Secretary of Rydex Dynamic Funds
                                                  --------------------------------------------------------------------
                                                  Chief Compliance Officer and Secretary of Rydex ETF Trust
                                                  --------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
        NAME            POSITION  WITH ADVISOR                               OTHER BUSINESS
----------------------------------------------------------------------------------------------------------------------
                                                  Chief Compliance Officer and Secretary of Rydex Variable Trust
                                                  --------------------------------------------------------------------
                                                  Chief Compliance Officer and Secretary of Rydex Capital Partners
                                                   SPhinX Fund
                                                  --------------------------------------------------------------------
                                                   Vice President of Rydex Fund Services, Inc.
----------------------------------------------------------------------------------------------------------------------


ITEM 27.    PRINCIPAL UNDERWRITERS


(a) Rydex Distributors, Inc. (formerly, PADCO Financial Services, Inc.) serves as the principal underwriter for the Registrant, Rydex Series Funds, Rydex ETF Trust and Rydex Variable Trust.

(b) The following information is furnished with respect to the directors and officers of Rydex Distributors, Inc.

----------------------------------------------------------------------------------------------------------------
              NAME AND                                 POSITIONS AND                 POSITIONS AND OFFICES WITH
       PRINCIPAL BUSINESS ADDRESS                 OFFICES WITH UNDERWRITER                   REGISTRANT
----------------------------------------------------------------------------------------------------------------
 Carl G. Verboncoeur                      CEO, President, Treasurer, and Director       President and Trustee
----------------------------------------------------------------------------------------------------------------
 Kevin Farragher                           Senior Vice President, Secretary, and                None
                                                          Director
----------------------------------------------------------------------------------------------------------------
 Gregg Ruvoli                                             Director
----------------------------------------------------------------------------------------------------------------
 Thomas Swank                                             Director
----------------------------------------------------------------------------------------------------------------
 Peter Brophy                                     Chief Financial Officer                       None
----------------------------------------------------------------------------------------------------------------
 Mark Murphy (pending S27 registration)           Chief Financial Officer                       None
----------------------------------------------------------------------------------------------------------------
 Allison Charley                                  Chief Compliance Officer                      None
----------------------------------------------------------------------------------------------------------------


ITEM 28. LOCATION OF ACCOUNTS AND RECORDS

All accounts,  books,  and records  required to be  maintained  and preserved by
Section 31(a) of the Investment Company Act of 1940, as amended, and Rules 31a-1 and 31a-2 thereunder, will be kept by the Registrant at 9601 Blackwell Road, Suite 500, Rockville, Maryland 20850.

ITEM 29.    MANAGEMENT SERVICES

There are no management-related service contracts not discussed in Parts A and B.

ITEM 30.    UNDERTAKINGS

None.

                                   SIGNATURES


Pursuant to the requirements of the Securities Act of 1933 (the "Securities Act") and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 16 to Registration Statement 333-84797 to be signed on its behalf by the undersigned, duly authorized, in the City of Rockville, State of Maryland on this 29th day of April, 2008.

                                                       RYDEX DYNAMIC FUNDS

                                                       /s/ Carl G. Verboncoeur
                                                       -------------------------
                                                       Carl G. Verboncoeur
                                                       President

Pursuant to the requirements of the Securities Act, this Post-Effective Amendment No. 16 to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature                 Title                                   Date
---------                 -----                                   ----

/s/ Carl G. Verboncoeur   President and Chief Executive Officer   April 29, 2008
-----------------------
Carl G. Verboncoeur

         *                Member of the Board of Trustees         April 29, 2008
-----------------------
J.Kenneth Dalton

         *                Member of the Board of Trustees         April 29, 2008
-----------------------
John O.  Demaret

         *                Member of the Board of Trustees         April 29, 2008
-----------------------
Patrick T. McCarville

         *                Member of the Board of Trustees         April 29, 2008
-----------------------
Roger Somers

         *                Member of the Board of Trustees         April 29, 2008
-----------------------
Corey A. Colehour

/s/ Michael P. Byrum      Member of the Board of Trustees         April 29, 2008
-----------------------
Michael P. Byrum

         *                  Member of the Board of Trustees       April 29, 2008
-----------------------
Werner E. Keller

         *                  Member of the Board of Trustees       April 29, 2008
-----------------------
Thomas F. Lydon

/s/ Nick Bonos              Vice President and Treasurer          April 29, 2008
-----------------------
Nick Bonos

* /s/ Carl G. Verboncoeur
-------------------------
 Carl G. Verboncoeur

* Attorney-in-Fact, pursuant to powers of attorney for Werner E. Keller, Thomas F. Lydon, Corey A. Colehour, J. Kenneth Dalton, John O. Demaret, Patrick T. McCarville, and Roger Somers which are incorporated herein by reference to Exhibit (q) of Post-Effective Amendment No. 13 to the Registrant's Registration Statement, as filed with the SEC via EDGAR Accession No. 0000935069-07-000278 on February 14, 2007.

                                  EXHIBIT INDEX


NUMBER     EXHIBIT:
------     -------
EX-99.I    Opinion and Consent of Counsel, Morgan, Lewis & Bockius LLP

EX-99.J    Consent   of   Independent   Registered   Public   Accounting   Firm,
           PricewaterhouseCoopers LLP